                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08839
--------------------------------------------------------------------------------

                            STREETTRACKS SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          STATE STREET FINANCIAL CENTER
                               ONE LINCOLN STREET
                           BOSTON, MASSACHUSETTS 02111
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)


(Name and Address of Agent for Service)                Copy to:

James E. Ross                               Ryan M. Louvar, Esq.
President                                   Vice President and Counsel
SSgA Funds Management, Inc.                 State Street Bank and Trust Company
State Street Financial Center               State Street Financial Center
One Lincoln Street                          One Lincoln Street
Boston, MA 02111                            Boston, MA 02111




Registrant's telephone number, including area code:  (866) 787-2257
                                                     --------------

Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2007

ITEM 1.           SCHEDULE OF INVESTMENTS.


                        [INSERT SCHEDULE OF INVESTMENTS]

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------


COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 2.0%
Ascent Solar Technologies,
  Inc.(a).....................       4,697   $     37,905
Boeing Co. ...................       5,660        503,231
General Dynamics Corp. .......       2,507        191,535
Goodrich Corp. ...............       1,562         80,412
Honeywell International,
  Inc. .......................       5,778        266,135
L-3 Communications Holdings,
  Inc. .......................       1,141         99,803
Lockheed Martin Corp. ........       2,580        250,312
Northrop Grumman Corp. .......       2,423        179,835
Precision Castparts Corp. ....         927         96,454
Raytheon Co. .................       3,764        197,459
Rockwell Collins, Inc. .......       1,811        121,210
United Technologies Corp. ....       6,776        440,440
                                             ------------
                                                2,464,731
                                             ------------
AIR FREIGHT & LOGISTICS -- 0.6%
C.H. Robinson Worldwide,
  Inc. .......................       1,087         51,904
Expeditors International
  Washington, Inc. ...........       2,862        118,258
FedEx Corp. ..................       2,179        234,090
Forward Air Corp. ............       1,883         61,913
United Parcel Service, Inc.
  (Class B)...................       4,138        290,074
                                             ------------
                                                  756,239
                                             ------------
AIRLINES -- 0.2%
AMR Corp.(a)..................       2,461         74,938
Continental Airlines, Inc.
  (Class B)(a)................         500         18,195
JetBlue Airways Corp.(a)......       2,769         31,871
Midwest Air Group, Inc.(a)....       1,357         18,333
Southwest Airlines Co. .......       6,590         96,873
                                             ------------
                                                  240,210
                                             ------------
AUTO COMPONENTS -- 0.3%
Gentex Corp. .................       2,936         47,710
Johnson Controls, Inc. .......       1,739        164,544
Lear Corp.(a).................       1,174         42,863
Modine Manufacturing Co. .....       1,735         39,731
Proliance International,
  Inc.(a).....................       2,532          9,571
The Goodyear Tire & Rubber
  Co.(a)......................       2,615         81,562
                                             ------------
                                                  385,981
                                             ------------
AUTOMOBILES -- 0.3%
Ford Motor Co. ...............      15,408        121,569
General Motors Corp. .........       3,838        117,597
Harley-Davidson, Inc. ........       2,427        142,586
Thor Industries, Inc. ........         313         12,329
                                             ------------
                                                  394,081
                                             ------------
BEVERAGES -- 1.6%
Anheuser-Busch Cos., Inc. ....       5,244        264,612
Coca-Cola Enterprises, Inc. ..       3,146         63,707
Constellation Brands, Inc.
  (Class A)(a)................       2,244         47,528
PepsiCo, Inc. ................      12,143        771,809
The Coca-Cola Co. ............      16,116        773,568
The Pepsi Bottling Group,
  Inc. .......................       2,169         69,169
                                             ------------
                                                1,990,393
                                             ------------
BIOTECHNOLOGY -- 1.7%
Alfacell Corp.(a).............       3,442          4,819
Amgen, Inc.(a)................       9,690        541,477
Amylin Pharmaceuticals,
  Inc.(a).....................         313         11,694
AVI BioPharma, Inc.(a)........       2,713          7,271
BioCryst Pharmaceuticals,
  Inc.(a).....................         522          4,369
Biogen Idec, Inc.(a)..........       3,115        138,244
Celgene Corp.(a)..............       3,502        183,715
Cephalon, Inc.(a).............       1,229         87,517
Chelsea Therapeutics
  International, Inc.(a)......       3,757         19,687
Dynavax Technologies
  Corp.(a)....................       1,461          7,948
Genentech, Inc.(a)............       3,678        302,037
Genzyme Corp.(a)..............       1,924        115,478
Gilead Sciences, Inc.(a)......       3,811        291,542
Human Genome Sciences,
  Inc.(a).....................       3,391         36,012
ImClone Systems, Inc.(a)......       1,101         44,888
Isolagen, Inc.(a).............       6,367         25,022
MedImmune, Inc.(a)............       3,042        110,698
Millennium Pharmaceuticals,
  Inc.(a).....................       5,145         58,447
Neurocrine Biosciences,
  Inc.(a).....................       1,078         13,475
Novavax, Inc.(a)..............       1,983          5,136
OSI Pharmaceuticals, Inc.(a)..         417         13,761
SIGA Technologies, Inc.(a)....       4,383         21,170
StemCells, Inc.(a)............       3,235          8,152
Threshold Pharmaceuticals,
  Inc.(a).....................         417            613
                                             ------------
                                                2,053,172
                                             ------------
BUILDING PRODUCTS -- 0.2%
American Standard Cos.,
  Inc. .......................       1,775         94,111
Masco Corp. ..................       3,286         90,036
Simpson Manufacturing Co.,
  Inc. .......................         313          9,653
USG Corp.(a)..................         200          9,336
                                             ------------
                                                  203,136
                                             ------------
CAPITAL MARKETS -- 3.2%
A.G. Edwards, Inc. ...........         522         36,112
Ameriprise Financial, Inc. ...       1,605         91,710
E*TRADE Financial Corp.(a)....       4,746        100,710
Franklin Resources, Inc. .....       1,288        155,629
Goldman Sachs Group, Inc. ....       3,164        653,777
International Assets Holding
  Corp.(a)....................       1,461         40,806
Investors Financial Services
  Corp. ......................         522         30,354
Janus Capital Group, Inc. ....       3,430         71,721
Legg Mason, Inc. .............       1,058         99,674
Lehman Brothers Holdings,
  Inc. .......................       4,244        297,377
Mellon Financial Corp. .......       3,617        156,038
Merrill Lynch & Co., Inc. ....       6,374        520,565
Morgan Stanley................       7,439        585,896
Northern Trust Corp. .........       1,956        117,634
SEI Investments Co. ..........       1,553         93,537
State Street Corp.(b).........       2,474        160,192
T. Rowe Price Group, Inc. ....       1,854         87,490
TD Ameritrade Holding
  Corp.(a)....................       1,950         29,016
The Bank of New York Co.,
  Inc. .......................       5,884        238,596
The Bear Stearns Cos., Inc. ..         943        141,780
The Charles Schwab Corp. .....      10,301        188,405
Waddell & Reed Financial, Inc.
  (Class A)...................       2,669         62,241
                                             ------------
                                                3,959,260
                                             ------------
CHEMICALS -- 1.5%
Air Products & Chemicals,
  Inc. .......................       1,896        140,228
Ashland, Inc. ................         885         58,056
Cabot Corp. ..................         417         19,903
Chemtura Corp. ...............       2,646         28,921
E. I. du Pont de Nemours &
  Co. ........................       7,397        365,634
Eastman Chemical Co. .........       1,102         69,790
Ecolab, Inc. .................       2,255         96,965

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------

Lyondell Chemical Co. ........       2,469   $     73,996
Monsanto Co. .................       4,543        249,683
Nalco Holding Co.(a)..........         626         14,961
PPG Industries, Inc. .........       1,596        112,215
Praxair, Inc. ................       2,889        181,892
Rohm & Haas Co. ..............       1,631         84,355
Sigma-Aldrich Corp. ..........         835         34,669
The Dow Chemical Co. .........       7,388        338,814
Xethanol Corp. Del(a).........       5,113         12,936
                                             ------------
                                                1,883,018
                                             ------------
COMMERCIAL BANKS -- 4.2%
Arrow Financial Corp. ........       2,183         48,899
Bank of Granite Corp. ........       4,384         78,561
Bank of Hawaii Corp. .........         417         22,114
BB&T Corp. ...................       3,946        161,865
Capitol Bancorp, Ltd. ........       1,604         59,107
Cathay General Bancorp........         313         10,636
Citizens Banking Corp. .......       2,349         52,054
Columbia Banking System,
  Inc. .......................       2,286         77,107
Comerica, Inc. ...............         522         30,861
Commerce Bancorp, Inc. .......       1,909         63,722
Commercial Bankshares, Inc. ..         839         41,010
Community Banks, Inc. ........       2,911         69,486
Compass Bancshares, Inc. .....         522         35,914
CVB Financial Corp. ..........       4,468         53,169
Farmers Capital Bank Corp. ...       1,882         55,293
Fifth Third Bancorp...........       3,586        138,742
First Bancorp-North Carolina..       1,343         28,713
First Commonwealth Financial
  Corp. ......................       5,439         63,908
First Community Bancorp,
  Inc. .......................         956         54,052
First Merchants Corp. ........       2,570         60,960
FNB Corp. ....................       2,296         82,266
Horizon Financial Corp. ......       1,864         41,157
Huntington Bancshares, Inc. ..         731         15,972
Independent Bank Corp.-
  Massachusetts...............       1,776         58,501
Integra Bank Corp. ...........       1,676         37,358
International Bancshares
  Corp. ......................         417         12,372
Keycorp.......................       2,967        111,174
Lakeland Financial Corp. .....       3,112         70,642
M&T Bank Corp. ...............         626         72,510
Marshall & Ilsley Corp. ......         835         38,669
Mid-State Bancshares..........         200          7,338
National City Corp. ..........       3,864        143,934
National Penn Bancshares,
  Inc. .......................       3,394         64,147
Old National Bancorp..........         522          9,490
Omega Financial Corp. ........       2,123         60,527
PNC Financial Services Group..       1,861        133,936
Popular, Inc. ................       1,879         31,116
Regions Financial Corp. ......       4,108        145,300
Renasant Corp. ...............       2,992         73,843
Sandy Spring Bancorp, Inc. ...       1,799         62,317
Simmons First National
  Corp. ......................       2,136         64,230
Sterling Financial
  Corp. -- Pennsylvania.......       3,028         67,222
SunTrust Banks, Inc. .........       2,283        189,580
Synovus Financial Corp. ......         835         27,004
TD Banknorth, Inc. ...........       1,904         61,233
Trustmark Corp. ..............         417         11,693
U.S. Bancorp..................      13,329        466,115
UCBH Holdings, Inc. ..........       2,911         54,203
Umpqua Holdings Corp. ........       3,000         80,310
UnionBanCal Corp. ............         417         26,446
United Bankshares, Inc. ......         313         10,964
United Community Banks,
  Inc. .......................       2,123         69,613
Wachovia Corp. ...............      13,748        756,827
Wells Fargo & Co. ............      23,272        801,255
Zions Bancorp.................         163         13,777
                                             ------------
                                                5,179,214
                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.9%
ACCO Brands Corp.(a)..........         315          7,588
ADESA, Inc. ..................       1,767         48,822
Avery Dennison Corp. .........       1,281         82,317
ChoicePoint, Inc.(a)..........       1,292         48,360
Cintas Corp. .................       1,755         63,355
Dun & Bradstreet Corp.(a).....         950         86,640
Ennis, Inc. ..................       3,022         80,869
Equifax, Inc. ................       1,708         62,257
Herman Miller, Inc. ..........       1,653         55,359
Manpower, Inc. ...............         603         44,483
Monster Worldwide, Inc.(a)....       1,621         76,787
Pitney Bowes, Inc. ...........       2,118         96,136
R.R. Donnelley & Sons Co. ....       2,687         98,317
Robert Half International,
  Inc. .......................       2,309         85,456
Waste Connections, Inc.(a)....         469         14,042
Waste Management, Inc. .......       5,026        172,945
                                             ------------
                                                1,123,733
                                             ------------
COMMUNICATIONS EQUIPMENT -- 2.4%
3Com Corp.(a).................       9,976         39,006
ADC Telecommunications,
  Inc.(a).....................       1,847         30,919
American Telecom Svcs,
  Inc.(a).....................       3,337         12,013
Andrew Corp.(a)...............       3,023         32,014
Avaya, Inc.(a)................       5,051         59,652
Avici Systems, Inc.(a)........       1,985         22,669
Avocent Corp.(a)..............         417         11,246
Carrier Access Corp.(a).......       2,401         12,269
CIENA Corp.(a)................         300          8,385
Cisco Systems, Inc.(a)........      48,120      1,228,504
Corning, Inc.(a)..............      11,513        261,806
Finisar Corp.(a)..............       3,131         10,958
Foundry Networks, Inc.(a).....         939         12,742
Harris Corp. .................       1,800         91,710
JDS Uniphase Corp.(a).........       2,640         40,207
Juniper Networks, Inc.(a).....       4,364         85,884
Motorola, Inc. ...............      18,751        331,330
MRV Communications, Inc.(a)...       3,651         12,961
Occam Networks Inc(a).........         729          8,143
Orbit/Fr, Inc.(a).............       5,462         12,945
Plantronics, Inc. ............         417          9,850
QUALCOMM, Inc. ...............      12,573        536,364
Relm Wireless Corp.(a)........         104            416
Tellabs, Inc.(a)..............       5,866         58,073
Terabeam, Inc.(a).............       5,636         10,821
                                             ------------
                                                2,940,887
                                             ------------
COMPUTERS & PERIPHERALS -- 3.3%
Apple Computer, Inc.(a).......       6,596        612,834
Avid Technology, Inc.(a)......         698         24,346
Brocade Communications
  Systems, Inc.(a)............       1,879         17,888
Dell, Inc.(a).................      16,682        387,189
EMC Corp.(a)..................      19,481        269,812
Hewlett-Packard Co. ..........      22,481        902,387
Icad, Inc.(a).................       3,758         14,393

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------

International Business
  Machines Corp. .............      12,154   $  1,145,636
Interphase Corp.(a)...........         835          9,319
Lexmark International,
  Inc.(a).....................         884         51,679
NCR Corp.(a)..................       1,954         93,343
Network Appliance, Inc.(a)....       3,417        124,789
Palm, Inc.(a).................         626         11,349
QLogic Corp.(a)...............       2,494         42,398
SanDisk Corp.(a)..............       2,023         88,607
Seagate Technology............       2,400         55,920
Sun Microsystems, Inc.(a).....      30,843        185,367
Western Digital Corp.(a)......       2,731         45,908
                                             ------------
                                                4,083,164
                                             ------------
CONSTRUCTION & ENGINEERING -- 0.2%
EMCOR Group, Inc.(a)..........         209         12,327
Fluor Corp. ..................         968         86,849
Jacobs Engineering Group,
  Inc.(a).....................       1,936         90,314
URS Corp.(a)..................         313         13,331
                                             ------------
                                                  202,821
                                             ------------
CONSTRUCTION MATERIALS -- 0.1%
Eagle Materials, Inc. ........         313         13,969
Headwaters, Inc.(a)...........         313          6,839
Martin Marietta Materials,
  Inc. .......................         295         39,884
Vulcan Materials Co. .........       1,007        117,296
                                             ------------
                                                  177,988
                                             ------------
CONSUMER FINANCE -- 0.8%
American Express Co. .........       8,029        452,836
AmeriCredit Corp.(a)..........       1,964         44,897
Capital One Financial Corp. ..       3,507        264,638
CompuCredit Corp.(a)..........         313          9,772
First Marblehead Corp. .......         200          8,978
SLM Corp. ....................       3,448        141,023
                                             ------------
                                                  922,144
                                             ------------
CONTAINERS & PACKAGING -- 0.3%
Crown Holdings, Inc.(a).......       2,566         62,764
Owens-Illinois, Inc.(a).......       2,018         52,004
Pactiv Corp.(a)...............       2,470         83,338
Sealed Air Corp. .............       2,442         77,167
Smurfit-Stone Container
  Corp.(a)....................       4,140         46,617
Temple-Inland, Inc. ..........       1,331         79,514
                                             ------------
                                                  401,404
                                             ------------
DISTRIBUTORS -- 0.0%(c)
Genuine Parts Co. ............         522         25,578
Infosonics Corp.(a)...........       3,861         14,015
                                             ------------
                                                   39,593
                                             ------------
DIVERSIFIED CONSUMER SERVICES -- 0.3%
Apollo Group, Inc.(a).........       1,407         61,767
Career Education Corp.(a).....       1,366         41,663
H&R Block, Inc. ..............       2,664         56,050
ITT Educational Services,
  Inc.(a).....................         865         70,489
Laureate Education, Inc.(a)...       1,002         59,088
Service Corp. International...       5,674         67,294
Strayer Education, Inc. ......         104         13,000
The Service Master Co. .......       1,871         28,795
                                             ------------
                                                  398,146
                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 4.4%
Bank of America Corp. ........      33,425      1,705,343
Chicago Mercantile Exchange
  Holdings, Inc. .............         289        153,881
CIT Group, Inc. ..............       2,100        111,132
Citigroup, Inc. ..............      37,721      1,936,596
IntercontinentalExchange,
  Inc.(a).....................         200         24,442
JPMorgan Chase & Co. .........      25,752      1,245,882
Leucadia National Corp. ......       2,480         72,962
Moody's Corp. ................       2,382        147,827
Nasdaq Stock Market, Inc.(a)..         417         12,264
                                             ------------
                                                5,410,329
                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.6%
AT&T, Inc. ...................      46,416      1,830,183
CenturyTel, Inc. .............         939         42,433
Citizens Communications Co. ..       5,029         75,184
Cogent Communications Group,
  Inc.(a).....................       1,461         34,523
Covad Communications Group,
  Inc.(a).....................       5,116          6,497
Embarq Corp. .................       1,030         58,040
Fibernet Telecom Group,
  Inc.(a).....................       2,295         18,888
Level 3 Communications,
  Inc.(a).....................       7,309         44,585
Paetec Hldg Corp. ............       2,399         25,142
Qwest Communications
  International, Inc.(a)......      16,451        147,894
SureWest Communications.......       1,633         40,613
Verizon Communications,
  Inc. .......................      21,303        807,810
Windstream Corp.(a)...........       2,572         37,783
                                             ------------
                                                3,169,575
                                             ------------
ELECTRIC UTILITIES -- 1.8%
Allegheny Energy, Inc.(a).....       2,052        100,835
American Electric Power Co.,
  Inc. .......................       3,347        163,166
Central Vermont Public Service
  Corp. ......................       2,840         81,849
Duke Energy Corp. ............       7,807        158,404
Edison International..........       2,811        138,104
Entergy Corp. ................       1,521        159,583
Exelon Corp. .................       5,159        354,475
FirstEnergy Corp. ............       2,610        172,886
FPL Group, Inc. ..............       2,698        165,037
Green Mountain Power Corp. ...       1,999         69,705
MGE Energy, Inc. .............       1,758         62,339
Northeast Utilities...........         775         25,397
Pepco Holdings, Inc. .........       3,489        101,251
PPL Corp. ....................       3,672        150,185
Progress Energy, Inc. ........         626         31,575
Reliant Energy, Inc.(a).......       4,116         83,637
The Southern Co. .............       5,030        184,350
Unitil Corp. .................       2,280         61,948
                                             ------------
                                                2,264,726
                                             ------------
ELECTRICAL EQUIPMENT -- 0.5%
BTU International, Inc.(a)....         209          2,090
Capstone Turbine Corp.(a).....       4,383          4,646
Cooper Industries, Ltd. ......       2,156         96,998
Emerson Electric Co. .........       6,318        272,243
EXX, Inc.(a)..................       6,373         20,075
Hoku Scientific, Inc.(a)......         522          3,080
Hubbell, Inc. (Class B).......       1,169         56,393
Phazar Corp.(a)...............         730          4,460
Rockwell Automation, Inc. ....       1,604         96,031
Roper Industries, Inc. .......       1,373         75,350
Simclar, Inc.(a)..............       3,446         20,883
                                             ------------
                                                  652,249
                                             ------------


SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.7%
Aetrium, Inc.(a)..............       4,070   $     15,140
Agilent Technologies,
  Inc.(a).....................       3,417        115,119
American Technology Corp.(a)..       2,192          8,724
Amphenol Corp. (Class A)......       1,211         78,194
Arrow Electronics, Inc.(a)....       1,906         71,952
Avnet, Inc.(a)................       2,192         79,219
Benchmark Electronics,
  Inc.(a).....................         184          3,801
CDW Corp. ....................         936         57,498
Digital Angel Corp.(a)........       4,801          9,554
Jabil Circuit, Inc. ..........       1,948         41,707
Lightpath Technologies,
  Inc.(a).....................       4,279         26,102
Lumera Corp.(a)...............       1,670          8,367
Mechanical Technology,
  Inc.(a).....................       3,338          5,174
Mikron Infrared, Inc.(a)......       1,253         14,096
Molex, Inc. ..................       2,046         57,697
National Instruments Corp. ...         417         10,938
RAE Systems, Inc.(a)..........       2,400          6,888
Sanmina-SCI Corp.(a)..........       7,823         28,319
Security With Advanced
  Technology, Inc.(a).........         419          1,747
Solectron Corp.(a)............      12,591         39,662
Superconductor Technologies,
  Inc.(a).....................         104            178
Tektronix, Inc. ..............       1,867         52,575
Trimble Navigation, Ltd.(a)...       2,202         59,102
Vishay Intertechnology,
  Inc.(a).....................       3,351         46,847
                                             ------------
                                                  838,600
                                             ------------
ENERGY EQUIPMENT & SERVICES -- 2.1%
Baker Hughes, Inc. ...........       2,400        158,712
BJ Services Co. ..............       2,981         83,170
Cameron International
  Corp.(a)....................         835         52,430
Diamond Offshore Drilling,
  Inc. .......................         417         33,756
ENSCO International, Inc. ....       1,804         98,138
GlobalSantaFe Corp. ..........       2,107        129,960
Grant Prideco, Inc.(a)........       2,151        107,206
Grey Wolf, Inc.(a)............       6,216         41,647
Halliburton Co. ..............       8,131        258,078
Helmerich & Payne, Inc. ......         626         18,993
Metretek Technologies,
  Inc.(a).....................       1,671         22,291
Nabors Industries, Ltd.(a)....       2,853         84,649
National-Oilwell Varco,
  Inc.(a).....................       1,693        131,698
Noble Corp. ..................       1,340        105,431
Omni Energy Services
  Corp.(a)....................       4,173         42,481
Patterson-UTI Energy, Inc. ...       2,242         50,310
Pride International, Inc.(a)..       1,148         34,555
Rowan Cos., Inc. .............       1,870         60,719
Schlumberger, Ltd. ...........       8,369        578,298
Smith International, Inc. ....         731         35,125
Superior Energy Services,
  Inc.(a).....................       2,620         90,311
TGC Industries, Inc.(a).......       2,818         24,263
Tidewater, Inc. ..............         417         24,428
Transocean, Inc.(a)...........       2,557        208,907
Universal Compression
  Holdings, Inc.(a)...........         209         14,145
Weatherford International,
  Ltd.(a).....................       2,539        114,509
                                             ------------
                                                2,604,210
                                             ------------
FOOD & STAPLES RETAILING -- 2.1%
Costco Wholesale Corp. .......       3,843        206,907
CVS Corp. ....................      12,754        435,421
Performance Food Group
  Co.(a)......................       1,300         40,131
Safeway, Inc. ................       3,992        146,267
SUPERVALU, Inc. ..............       2,196         85,798
Sysco Corp. ..................       5,278        178,555
The Kroger Co. ...............       5,740        162,155
The Topps Co., Inc. ..........       5,498         53,441
Wal-Mart Stores, Inc. ........      18,558        871,298
Walgreen Co. .................       7,743        355,326
Whole Foods Market, Inc. .....       1,148         51,488
                                             ------------
                                                2,586,787
                                             ------------
FOOD PRODUCTS -- 1.3%
Archer-Daniels-Midland Co. ...       5,568        204,346
Bunge, Ltd. ..................       1,258        103,433
Campbell Soup Co. ............       2,695        104,970
ConAgra Foods, Inc. ..........       4,868        121,262
Dean Foods Co.(a).............       1,915         89,507
Del Monte Foods Co. ..........       5,073         58,238
Delta and Pine Land Co. ......       1,872         77,126
Flowers Foods, Inc. ..........       2,211         66,706
General Mills, Inc. ..........       2,893        168,430
H.J. Heinz Co. ...............       3,139        147,910
Kellogg Co. ..................         626         32,195
Kraft Foods, Inc. ............       1,044         33,053
McCormick & Co., Inc. ........         939         36,170
Pilgrim's Pride Corp. ........         313         10,389
Sara Lee Corp. ...............       6,952        117,628
The Hershey Co. ..............       1,472         80,460
The J.M. Smucker Co. .........         417         22,234
TreeHouse Foods, Inc.(a)......         382         11,640
Tyson Foods, Inc. (Class A)...       3,452         67,003
Wm. Wrigley Jr., Co. .........         522         26,585
                                             ------------
                                                1,579,285
                                             ------------
GAS UTILITIES -- 0.2%
Cascade Natural Gas Corp. ....       1,842         48,537
Chesapeake Utilities Corp. ...       2,008         62,127
EnergySouth, Inc. ............       2,286         95,852
Questar Corp. ................         599         53,437
                                             ------------
                                                  259,953
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
Advanced Medical Optics,
  Inc.(a).....................       1,158         43,078
Angeion Corp.(a)..............       1,773         26,063
Bausch & Lomb, Inc. ..........         671         34,328
Baxter International, Inc. ...       4,617        243,177
Becton, Dickinson & Co. ......       2,058        158,240
Biomet, Inc. .................       2,232         94,838
Boston Scientific Corp.(a)....       9,202        133,797
C.R. Bard, Inc. ..............       1,075         85,473
Cambridge Heart, Inc.(a)......       6,782         21,567
Cytyc Corp.(a)................       1,894         64,794
Dade Behring Holdings, Inc. ..       1,718         75,334
Edwards Lifesciences
  Corp.(a)....................       1,122         56,885
Hologic, Inc.(a)..............         417         24,036
Hospira, Inc.(a)..............       1,804         73,784
Insite Vision, Inc.(a)........       2,503          3,654
Intralase Corp.(a)............         300          7,494
Kinetic Concepts, Inc.(a).....         746         37,777
Medtronic, Inc. ..............       8,758        429,668
St. Jude Medical, Inc.(a).....       3,138        118,020
Stryker Corp. ................       2,408        159,699

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------

Varian Medical Systems,
  Inc.(a).....................       1,644   $     78,402
Zimmer Holdings, Inc.(a)......       2,010        171,674
                                             ------------
                                                2,141,782
                                             ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.5%
Aetna, Inc. ..................       4,792        209,842
AmerisourceBergen Corp. ......       2,283        120,428
Cardinal Health, Inc. ........       3,579        261,088
CIGNA Corp. ..................       1,031        147,082
Coventry Health Care,
  Inc.(a).....................       1,570         87,999
DaVita, Inc.(a)...............       1,183         63,078
Express Scripts, Inc. (Class
  A)(a).......................       1,373        110,829
Health Management Associates,
  Inc. .......................       2,428         26,392
Health Net, Inc.(a)...........       1,580         85,020
Healthways, Inc.(a)...........         209          9,771
Henry Schein, Inc.(a).........       1,398         77,142
Humana, Inc.(a)...............       1,649         95,675
Laboratory Corp. of America
  Holdings(a).................       1,400        101,682
Lincare Holdings, Inc.(a).....       1,296         47,498
Manor Care, Inc. .............         939         51,044
McKesson Corp. ...............       2,590        151,619
Medco Health Solutions,
  Inc.(a).....................       2,387        173,129
Omnicare, Inc. ...............       1,356         53,928
Patterson Cos., Inc.(a).......       1,358         48,195
Psychiatric Solutions,
  Inc.(a).....................         313         12,617
Quest Diagnostics, Inc. ......       1,109         55,306
Tenet Healthcare Corp.(a).....       5,439         34,973
Triad Hospitals, Inc.(a)......         941         49,167
UnitedHealth Group, Inc. .....      10,865        575,519
VCA Antech, Inc.(a)...........       1,572         57,079
WellPoint, Inc.(a)............       4,581        371,519
                                             ------------
                                                3,077,621
                                             ------------
HEALTH CARE TECHNOLOGY -- 0.1%
Emdeon Corp.(a)...............       1,849         27,975
IMS Health, Inc. .............       2,894         85,836
                                             ------------
                                                  113,811
                                             ------------
HOTELS RESTAURANTS & LEISURE -- 2.0%
Bob Evans Farms, Inc. ........       2,371         87,608
Brinker International, Inc. ..         860         28,122
Carnival Corp. ...............       3,450        161,667
Darden Restaurants, Inc. .....       1,785         73,524
Gaylord Entertainment Co.(a)..         313         16,548
Harrah's Entertainment,
  Inc. .......................       1,984        167,549
Hilton Hotels Corp. ..........       3,658        131,542
International Game
  Technology..................       3,233        130,549
Las Vegas Sands Corp.(a)......         729         63,139
Marriott International, Inc.
  (Class A)...................       3,189        156,133
McDonald's Corp. .............       9,511        428,471
MGM Mirage, Inc.(a)...........       1,385         96,285
OSI Restaurant Partners,
  Inc. .......................         522         20,619
Panera Bread Co. (Class
  A)(a).......................         209         12,344
Ruby Tuesday, Inc. ...........         522         14,929
Scientific Games Corp. (Class
  A)(a).......................       1,654         54,301
Starbucks Corp.(a)............       6,629        207,885
Starwood Hotels & Resorts
  Worldwide, Inc. ............       1,820        118,027
Station Casinos, Inc. ........         724         62,677
The Cheesecake Factory,
  Inc.(a).....................       1,771         47,197
The Steak n Shake Co.(a)......       2,396         40,181
Wendy's International, Inc. ..       1,254         39,250
Wyndham Worldwide Corp.(a)....       1,774         60,582
Wynn Resorts, Ltd. ...........         864         81,959
Yum! Brands, Inc. ............       2,574        148,674
                                             ------------
                                                2,449,762
                                             ------------
HOUSEHOLD DURABLES -- 0.9%
American Greetings Corp.
  (Class A)...................       1,732         40,200
Bassett Furniture Industries,
  Inc. .......................       2,782         40,951
Beazer Homes USA, Inc. .......         763         22,150
Black & Decker Corp. .........         833         67,989
Centex Corp. .................       1,228         51,306
Cti Inds Corp.(a).............       3,549         27,611
D.R. Horton, Inc. ............       2,808         61,776
Fortune Brands, Inc. .........       1,239         97,658
Handheld Entmt, Inc.(a).......         313            861
Harman International
  Industries, Inc. ...........         746         71,676
KB HOME.......................         969         41,347
Kimball International, Inc.
  (Class B)...................       3,016         58,149
Leggett & Platt, Inc. ........       2,373         53,796
Lennar Corp. (Class A)........       1,271         53,649
Mohawk Industries, Inc.(a)....         417         34,215
National Presto Industries,
  Inc. .......................         369         22,745
Newell Rubbermaid, Inc. ......       3,248        100,980
Pulte Homes, Inc. ............       1,992         52,708
Ryland Group, Inc. ...........         675         28,478
Salton, Inc.(a)...............       6,680         16,032
Toll Brothers, Inc.(a)........       1,148         31,432
Whirlpool Corp. ..............         819         69,541
                                             ------------
                                                1,045,250
                                             ------------
HOUSEHOLD PRODUCTS -- 1.8%
Church & Dwight Co., Inc. ....       1,470         74,014
Colgate-Palmolive Co. ........       4,007        267,627
Energizer Holdings, Inc.(a)...         982         83,794
Kimberly-Clark Corp. .........       3,306        226,428
Procter & Gamble Co. .........      24,012      1,516,598
The Clorox Co. ...............       1,111         70,760
                                             ------------
                                                2,239,221
                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS -- 0.6%
Constellation Energy Group,
  Inc. .......................       1,679        145,989
Mirant Corp.(a)...............       1,879         76,024
NRG Energy, Inc.(a)...........       1,349         97,182
The AES Corp.(a)..............       6,068        130,583
TXU Corp. ....................       3,346        214,479
Us Energy Sys, Inc.(a)........       4,486         20,591
                                             ------------
                                                  684,848
                                             ------------
INDUSTRIAL CONGLOMERATES -- 3.1%
3M Co. .......................       5,072        387,653
General Electric Co. .........      78,209      2,765,470
McDermott International,
  Inc.(a).....................         939         45,992
Textron, Inc. ................       1,191        106,952
Tyco International, Ltd. .....      15,136        477,541
                                             ------------
                                                3,783,608
                                             ------------
INSURANCE -- 4.7%
ACE, Ltd. ....................       2,104        120,054
AFLAC, Inc. ..................       4,129        194,311
Alfa Corp. ...................       4,316         79,760
Ambac Financial Group, Inc. ..       1,141         98,571
American International Group,
  Inc. .......................      17,206      1,156,587
Aon Corp. ....................       2,878        109,249

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------

Assurant, Inc. ...............       1,888   $    101,253
Berkshire Hathaway, Inc.
  (Class A)(a)................           7        762,930
Chubb Corp. ..................       3,014        155,733
Cincinnati Financial Corp. ...       1,081         45,834
Everest Re Group, Ltd. .......         417         40,103
Fidelity National Title Group,
  Inc. .......................       2,337         56,111
Genworth Financial, Inc.
  (Class A)...................       2,845         99,404
Hanover Insurance Group,
  Inc. .......................         934         43,076
IPC Holdings, Ltd. ...........         417         12,030
Lincoln National Corp. .......       2,235        151,511
Loews Corp. ..................       3,742        169,999
Marsh & McLennan Cos., Inc. ..       3,892        113,997
MBIA, Inc. ...................       1,442         94,437
MetLife, Inc. ................       3,523        222,477
Philadelphia Consolidated
  Holding Corp.(a)............         313         13,769
Principal Financial Group,
  Inc. .......................       2,619        156,800
ProAssurance Corp.(a).........       1,144         58,516
Prudential Financial, Inc. ...       4,013        362,213
Reinsurance Group America,
  Inc. .......................         313         18,066
RenaissanceRe Holdings,
  Ltd. .......................         522         26,173
SAFECO Corp. .................       1,441         95,726
Selective Insurance Group,
  Inc. .......................       2,551         64,949
The Allstate Corp. ...........       4,846        291,051
The Hartford Financial
  Services Group, Inc. .......       2,291        218,974
The Phoenix Cos., Inc. .......       3,791         52,619
The Progressive Corp. ........       5,301        115,668
The St. Paul Travelers Cos.,
  Inc. .......................       5,405        279,817
Torchmark Corp. ..............         417         27,351
Transatlantic Holdings,
  Inc. .......................         209         13,610
UnumProvident Corp. ..........       3,966         91,337
WR Berkley Corp. .............         522         17,289
XL Capital, Ltd. (Class A)....         999         69,890
                                             ------------
                                                5,801,245
                                             ------------
INTERNET & CATALOG RETAIL -- 0.3%
Amazon.com, Inc.(a)...........       2,760        109,821
Expedia, Inc.(a)..............       2,330         54,009
IAC/InterActiveCorp(a)........       2,330         87,864
Liberty Media Holding Corp. -
  Interactive (Class A)(a)....       5,318        126,675
                                             ------------
                                                  378,369
                                             ------------
INTERNET SOFTWARE & SERVICES -- 1.3%
Akamai Technologies, Inc.(a)..       1,249         62,350
Answers Corp.(a)..............         419          5,418
aQuantive, Inc.(a)............         417         11,638
Art Technology Group,
  Inc.(a).....................       3,027          7,023
EarthLink, Inc.(a)............       4,111         30,216
eBay, Inc.(a).................       7,818        259,167
EDGAR Online, Inc.(a).........         315            857
Google, Inc. (Class A)(a).....       1,743        798,573
Internap Network Services
  Corp.(a)....................       2,436         38,367
Local Com Corp.(a)............       2,609         12,054
Looksmart(a)..................       1,983          7,595
Navisite, Inc.(a).............       3,549         21,329
Quepasa Corp.(a)..............       3,237         22,173
Terremark Worldwide, Inc.(a)..       1,878         15,137
VeriSign, Inc.(a).............       2,638         66,266
Websense, Inc.(a).............         417          9,587
Yahoo!, Inc.(a)...............       9,132        285,740
                                             ------------
                                                1,653,490
                                             ------------
IT SERVICES -- 1.4%
Accenture, Ltd. (Class A).....       3,414        131,576
Affiliated Computer Services,
  Inc.(a).....................       1,241         73,070
Automatic Data Processing,
  Inc. .......................       4,450        215,380
Ceridian Corp.(a).............       2,329         81,142
Checkfree Corp.(a)............       1,234         45,769
Cognizant Technology Solutions
  Corp.(a)....................       1,402        123,754
Computer Sciences Corp.(a)....       1,824         95,085
Electronic Data Systems
  Corp. ......................       4,957        137,210
Fidelity National Information
  Services, Inc. .............       2,393        108,786
First Data Corp. .............       5,807        156,208
Fiserv, Inc.(a)...............       1,947        103,308
Iron Mountain, Inc.(a)........       2,575         67,285
Mastercard, Inc. .............         351         37,290
Paychex, Inc. ................       3,104        117,548
Sabre Holdings Corp. (Class
  A)..........................       2,360         77,290
The BISYS Group, Inc.(a)......       2,895         33,177
The Western Union Co. ........       5,807        127,464
Unisys Corp.(a)...............       5,630         47,461
                                             ------------
                                                1,778,803
                                             ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Brunswick Corp. ..............       1,384         44,080
Eastman Kodak Co. ............       2,901         65,447
Hasbro, Inc. .................       2,794         79,964
Mattel, Inc. .................       4,407        121,501
Pool Corp. ...................       1,331         47,650
                                             ------------
                                                  358,642
                                             ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.6%
Affymetrix, Inc.(a)...........         905         27,213
Applera Corp. -- Applied
  Biosystems Group............       3,002         88,769
Charles River Laboratories
  International, Inc.(a)......         522         24,148
Covance, Inc.(a)..............         417         24,745
Invitrogen Corp.(a)...........         737         46,910
Medivation, Inc.(a)...........       2,087         39,361
Millipore Corp.(a)............         914         66,238
Nektar Therapeutics(a)........         626          8,175
PerkinElmer, Inc. ............       2,377         57,571
Pure Bioscience(a)............       7,304         15,923
Sequenom, Inc.(a).............       2,297          8,499
Techne Corp.(a)...............         908         51,847
Thermo Electron Corp.(a)......       3,027        141,512
Waters Corp.(a)...............       1,347         78,126
                                             ------------
                                                  679,037
                                             ------------
MACHINERY -- 1.9%
Caterpillar, Inc. ............       5,198        348,422
CLARCOR, Inc. ................         417         13,261
Crane Co. ....................         417         16,855
Cummins, Inc. ................         209         30,246
Danaher Corp. ................       1,884        134,612
Deere & Co. ..................       2,020        219,453
Donaldson Co., Inc. ..........         377         13,610
Dover Corp. ..................       1,486         72,532

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------

Eaton Corp. ..................       1,417   $    118,405
Federal Signal Corp. .........       2,969         46,079
Harsco Corp. .................       1,824         81,825
IDEX Corp. ...................       1,614         82,120
Illinois Tool Works, Inc. ....       3,770        194,532
Ingersoll-Rand Co., Ltd.
  (Class A)...................       3,012        130,630
ITT Industries, Inc. .........       1,854        111,833
Joy Global, Inc. .............       1,962         84,170
Lincoln Electric Holdings,
  Inc. .......................         313         18,642
Oshkosh Truck Corp. ..........         522         27,666
PACCAR, Inc. .................       2,415        177,261
Pall Corp. ...................       2,349         89,262
Parker-Hannifin Corp. ........       1,258        108,578
Pentair, Inc. ................       1,371         42,720
SPX Corp. ....................         836         58,687
The Manitowoc Co., Inc. ......         417         26,492
The Timken Co. ...............       2,185         66,227
Watts Water Technologies,
  Inc. .......................       1,551         58,985
                                             ------------
                                                2,373,105
                                             ------------
MEDIA -- 3.7%
Cablevision Systems Corp.
  (Class A)...................       2,317         70,506
CBS Corp. ....................       5,691        174,088
Charter Communications,
  Inc.(a).....................       5,009         13,975
Clear Channel Communications,
  Inc. .......................       4,454        156,068
Comcast Corp. (Class A)(a)....      24,838        644,546
Courier Corp. ................       1,518         59,308
Discovery Holding Co. (Class
  A)(a).......................       2,314         44,267
Dow Jones & Co., Inc. ........         313         10,789
EchoStar Communications Corp.
  (Class A)(a)................       2,608        113,265
EW Scripps Co. ...............         626         27,970
Gannett Co., Inc. ............       1,786        100,534
Getty Images, Inc.(a).........         653         31,755
Idearc, Inc.(a) ..............       1,018         35,732
Insignia Sys, Inc.(a).........       5,008         16,977
Journal Communications,
  Inc. .......................       3,036         39,802
Knology, Inc.(a)..............       2,087         33,037
Lamar Advertising Co.(a)......       1,046         65,867
Liberty Global, Inc. (Class
  A)(a).......................       2,650         87,264
Liberty Media Holding
  Corp. -- Capital (Series
  A)(a).......................       1,065        117,778
Live Nation, Inc.(a)..........         580         12,795
News Corp. (Class A)..........      18,391        425,200
Omnicom Group, Inc. ..........       1,534        157,051
R.H. Donnelley Corp. .........         177         12,548
Radio One, Inc. (Class A)(a)..       2,877         18,614
Sirius Satellite Radio,
  Inc.(a).....................      11,640         37,248
The DIRECTV Group, Inc.(a)....       8,395        193,673
The Interpublic Group of Cos.,
  Inc.(a).....................       4,854         59,753
The McGraw-Hill Cos., Inc. ...       3,207        201,656
The New York Times Co. (Class
  A)..........................         968         22,758
The Walt Disney Co. ..........      15,219        523,990
Time Warner, Inc. ............      33,903        668,567
Tribune Co. ..................       1,688         54,202
Viacom, Inc.(a)...............       5,691        233,957
Virgin Media, Inc. ...........       2,126         53,682
XM Satellite Radio Holdings,
  Inc. (Class A)(a)...........       2,211         28,566
                                             ------------
                                                4,547,788
                                             ------------
METALS & MINING -- 1.0%
Alcoa, Inc. ..................       7,093        240,453
Allegheny Technologies,
  Inc. .......................         829         88,446
Freeport-McMoRan Copper &
  Gold, Inc. .................       3,297        218,249
Metalline Mng, Inc.(a)........       6,366         17,315
Newmont Mining Corp. .........       3,715        155,993
Nucor Corp. ..................       2,845        185,295
Quanex Corp. .................         313         13,256
Southern Copper Corp. ........         626         44,859
Steel Dynamics, Inc. .........         626         27,043
Titanium Metals Corp.(a)......       1,147         41,154
United States Steel Corp. ....       1,395        138,342
Wheeling-Pittsburgh Corp.(a)..         521         12,342
Worthington Industries,
  Inc. .......................         522         10,743
                                             ------------
                                                1,193,490
                                             ------------
MULTI-UTILITIES -- 1.0%
Ameren Corp. .................       1,669         83,951
CMS Energy Corp. .............       3,292         58,598
Consolidated Edison, Inc. ....         626         31,963
Dominion Resources, Inc. .....       2,480        220,150
DTE Energy Co. ...............         835         39,996
Energy East Corp. ............       2,699         65,748
KeySpan Corp. ................         626         25,760
NiSource, Inc. ...............       1,044         25,515
PG&E Corp. ...................       3,595        173,531
PNM Resources, Inc. ..........         417         13,469
Public Service Enterprise
  Group, Inc. ................       1,808        150,136
Sempra Energy.................       1,932        117,871
TECO Energy, Inc. ............       3,814         65,639
Wisconsin Energy Corp. .......         835         40,514
Xcel Energy, Inc. ............       5,030        124,191
                                             ------------
                                                1,237,032
                                             ------------
MULTILINE RETAIL -- 1.2%
Big Lots, Inc.(a).............       2,813         87,991
Dillards, Inc. (Class A)......         522         17,085
Dollar General Corp. .........       3,322         70,260
Dollar Tree Stores, Inc.(a)...       1,852         70,821
Family Dollar Stores, Inc. ...       2,003         59,329
Federated Department Stores,
  Inc. .......................       4,707        212,050
J. C. Penney Co., Inc. .......       2,242        184,203
Kohl's Corp.(a)...............       2,533        194,053
Nordstrom, Inc. ..............       2,250        119,115
Sears Holdings Corp.(a).......         752        135,480
Target Corp. .................       6,369        377,427
                                             ------------
                                                1,527,814
                                             ------------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp.(a)................       8,639        145,913
Zebra Technologies Corp.
  (Class A)(a)................       1,055         40,733
                                             ------------
                                                  186,646
                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 7.8%
Abraxas Petroleum Corp.(a)....       3,129         10,169
Anadarko Petroleum Corp. .....       3,894        167,364
Apache Corp. .................       2,576        182,123
Arch Coal, Inc. ..............       1,672         51,314
Blue Dolphin Energy Co.(a)....       8,243         33,961
Cano Petroleum Inc.(a)........       3,129         14,143
Cheniere Energy, Inc.(a)......         200          6,230
Chesapeake Energy Corp. ......       3,089         95,388

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------

Chevron Corp. ................      16,135   $  1,193,345
ConocoPhillips................      11,560        790,126
CONSOL Energy, Inc. ..........       2,239         87,612
Cross Timbers Royalty Trust...       1,308         54,884
Crosstex Energy LP............       1,217         43,824
Denbury Resources, Inc.(a)....       2,697         80,344
Devon Energy Corp. ...........       3,808        263,590
Dune Energy, Inc.(a)..........       2,400          4,656
El Paso Corp. ................       6,751         97,687
Encore Aquisition Co.(a)......         313          7,571
Energy Transfer Partners LP...         455         26,508
Enterprise Products Partners
  LP..........................       2,760         87,768
EOG Resources, Inc. ..........       2,133        152,168
Exxon Mobil Corp. ............      44,066      3,324,780
Forest Oil Corp.(a)...........         417         13,915
Gasco Energy, Inc.(a).........       5,323         12,988
Giant Industries, Inc.(a).....         200         15,130
Hess Corp.....................       1,876        104,062
Holly Corp. ..................         417         24,728
Houston Amern Energy Corp. ...       4,281         24,701
Hugoton Royalty Trust.........         196          4,935
Kinder Morgan Energy Partners
  LP..........................         908         47,833
Kinder Morgan, Inc. ..........         835         88,886
Marathon Oil Corp. ...........       3,099        306,274
Massey Energy Co. ............       1,197         28,716
Murphy Oil Corp. .............       1,649         88,057
Newfield Exploration Co.(a)...         889         37,080
Noble Energy, Inc. ...........       1,768        105,461
Occidental Petroleum Corp. ...       5,935        292,655
ONEOK Partners LP.............         386         26,055
Peabody Energy Corp. .........       1,778         71,547
Pioneer Natural Resources
  Co. ........................       1,563         67,381
Plains All American Pipeline
  LP..........................       1,396         80,424
Plains Exploration &
  Production Co.(a)...........       1,424         64,279
Range Resources Corp. ........       2,548         85,103
Southwestern Energy Co.(a)....       1,055         43,234
Spectra Energy Corp. .........       3,903        102,532
St. Mary Land & Exploration
  Co. ........................       1,807         66,281
Sunoco, Inc. .................       1,489        104,885
Tesoro Corp. .................         949         95,308
The Williams Cos., Inc. ......       5,473        155,762
Transmeridian Exploration,
  Inc.(a).....................       4,698         13,436
Ultra Petroleum Corp.(a)......       1,122         59,612
Uranerz Energy Corp.(a).......       8,871         47,549
Valero Energy Corp. ..........       5,107        329,350
XTO Energy, Inc. .............       3,301        180,928
                                             ------------
                                                9,564,642
                                             ------------
PAPER & FOREST PRODUCTS -- 0.3%
International Paper Co. ......       4,216        153,462
MeadWestvaco Corp. ...........       2,751         84,841
Weyerhaeuser Co. .............       1,915        143,127
                                             ------------
                                                  381,430
                                             ------------
PERSONAL PRODUCTS -- 0.2%
Avon Products, Inc. ..........       3,892        145,016
The Estee Lauder Cos., Inc.
  (Class A)...................       1,568         76,597
                                             ------------
                                                  221,613
                                             ------------
PHARMACEUTICALS -- 5.2%
Abbott Laboratories...........      11,693        652,469
Advancis Pharmaceutical
  Corp.(a)....................       5,321         11,706
Allergan, Inc. ...............       1,223        135,533
Barr Pharmaceuticals,
  Inc.(a).....................       1,055         48,899
Bristol-Myers Squibb Co. .....      14,910        413,901
Cortex Pharmaceuticals,
  Inc.(a).....................       1,879          4,265
Eli Lilly & Co. ..............       7,422        398,636
Emisphere Technologies,
  Inc.(a).....................         419          1,341
Forest Laboratories, Inc.(a)..       3,304        169,958
Johnson & Johnson.............      21,741      1,310,113
King Pharmaceuticals,
  Inc.(a).....................       1,589         31,256
Merck & Co., Inc. ............      16,435        725,934
Mylan Laboratories, Inc. .....       3,177         67,162
New River Pharmaceuticals,
  Inc.(a).....................         416         26,470
Pfizer, Inc. .................      56,581      1,429,236
Replidyne, Inc.(a)............       1,252          6,961
Repros Therapeutics, Inc.(a)..       1,878         17,935
Schering-Plough Corp. ........      11,762        300,049
Sepracor, Inc.(a).............       1,120         52,225
Spectrum Pharmaceuticals,
  Inc.(a).....................       1,880         11,788
Watson Pharmaceuticals,
  Inc.(a).....................       1,572         41,548
Wyeth.........................      10,372        518,911
                                             ------------
                                                6,376,296
                                             ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.4%
Agree Realty Corp. ...........       2,059         70,294
AMB Property Corp. ...........         626         36,803
American Financial Realty
  Trust.......................       4,110         41,429
American Land Lease, Inc. ....       1,807         45,175
Annaly Mortgage Management,
  Inc. .......................         939         14,536
Anthracite Capital, Inc. .....       5,216         62,592
Apartment Investment &
  Management Co. (Class A)....         200         11,538
Archstone-Smith Trust.........       2,581        140,097
Ashford Hospitality Trust,
  Inc. .......................       4,597         54,888
Avalonbay Communities, Inc. ..         309         40,170
BioMed Realty Trust, Inc. ....         627         16,490
Boston Properties, Inc. ......         522         61,283
Corporate Office Properties
  Trust.......................       1,709         78,067
Crescent Real Estate Equities
  Co. ........................       2,442         48,987
Developers Diversified Realty
  Corp. ......................         313         19,688
Equity Residential............       2,592        125,012
Friedman, Billings, Ramsey
  Group, Inc. ................       3,456         19,077
General Growth Properties,
  Inc. .......................       2,262        146,057
Glimcher Realty Trust.........       2,472         66,793
GMH Communities Trust.........       3,475         34,715
Health Care Property
  Investors, Inc. ............       1,044         37,615
Highland Hospitality Corp. ...       4,606         81,987
HomeBanc Corp. ...............       4,754         16,591
Host Hotels & Resorts, Inc. ..       5,304        139,548
Innkeepers USA Trust..........       3,706         60,334
Investors Real Estate Trust...       6,304         66,759
Kimco Realty Corp. ...........         835         40,698
LaSalle Hotel Properties......       1,927         89,336
Longview Fibre Co. ...........       2,839         69,925
National Health Realty,
  Inc. .......................       2,843         66,810
National Retail Properties,
  Inc. .......................       4,181        101,138
Nationwide Health Properties,
  Inc. .......................         522         16,318
NVR, Inc.(a)..................          70         46,550
One Liberty Properties,
  Inc. .......................       3,595         82,002
Pennsylvania Real Estate
  Investment Trust............       1,647         73,012
Plum Creek Timber Co., Inc. ..       2,408         94,923
PMC Commercial Trust..........       4,806         70,408
Post Properties, Inc. ........         313         14,313

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------

ProLogis......................       1,837   $    119,276
Public Storage, Inc. .........         313         29,632
Ramco-Gershenson Properties
  Trust.......................       2,347         83,811
Simon Property Group, Inc. ...       1,751        194,799
Tanger Factory Outlet Centers,
  Inc. .......................       2,468         99,683
Urstadt Biddle Properties
  (Class A)...................       3,467         67,815
Vornado Realty Trust..........         313         37,353
Weingarten Realty Investors...         626         29,773
                                             ------------
                                                2,964,100
                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
CB Richard Ellis Group, Inc.
  (Class A)(a)................       3,201        109,410
Jones Lang LaSalle, Inc. .....         209         21,794
Move, Inc.(a).................         939          5,202
Realogy Corp.(a)..............       2,218         65,675
The St. Joe Co. ..............         844         44,150
                                             ------------
                                                  246,231
                                             ------------
ROAD & RAIL -- 0.9%
Avis Budget Group, Inc.(a)....         887         24,233
Burlington Northern Santa Fe
  Corp. ......................       3,094        248,850
CSX Corp. ....................       4,216        168,851
J.B. Hunt Transport Services,
  Inc. .......................       2,578         67,647
Kansas City Southern(a).......         522         18,573
Laidlaw International, Inc. ..       1,750         60,550
Landstar Systems, Inc. .......       1,884         86,362
Norfolk Southern Corp. .......       3,710        187,726
Union Pacific Corp. ..........       2,054        208,584
YRC Worldwide, Inc.(a)........         896         36,037
                                             ------------
                                                1,107,413
                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.6%
Advanced Micro Devices,
  Inc.(a).....................       3,798         49,602
Altera Corp.(a)...............       2,734         54,653
Amkor Technology, Inc.(a).....         418          5,217
Anadigics, Inc.(a)............       1,357         16,040
Analog Devices, Inc. .........       3,147        108,540
Applied Materials, Inc. ......      13,552        248,273
AXT, Inc.(a)..................       4,488         21,497
Broadcom Corp. (Class A)(a)...       3,665        117,536
Conexant Systems, Inc.(a).....       1,670          2,755
Ibis Technology Corp.(a)......       2,713          3,581
Intel Corp. ..................      47,229        903,491
International Rectifier
  Corp.(a)....................         966         36,911
Intersil Corp. (Class A)......       2,542         67,338
KLA-Tencor Corp. .............       1,821         97,096
Lam Research Corp.(a).........       1,714         81,141
Linear Technology Corp. ......       2,558         80,807
Logic Devices, Inc.(a)........       3,548          6,812
LSI Logic Corp.(a)............       5,404         56,418
Marvell Technology Group,
  Ltd.(a).....................       1,670         28,073
Maxim Integrated Products,
  Inc. .......................       2,450         72,030
MEMC Electronic Materials,
  Inc.(a).....................       2,421        146,664
Microchip Technology, Inc. ...       2,116         75,181
Micron Technology, Inc.(a)....       6,575         79,426
Microsemi Corp.(a)............         522         10,863
National Semiconductor
  Corp. ......................       3,417         82,486
Neomagic Corp.(a).............       3,027          9,777
Novellus Systems, Inc.(a).....       1,955         62,599
Nve Corp.(a)..................         210          5,729
NVIDIA Corp.(a)...............       3,505        100,874
Rambus, Inc.(a)...............         831         17,659
Sigma Designs, Inc.(a)........         313          8,219
Teradyne, Inc.(a).............       3,093         51,158
Texas Instruments, Inc. ......      12,715        382,721
Xilinx, Inc. .................       2,542         65,406
                                             ------------
                                                3,156,573
                                             ------------
SOFTWARE -- 3.4%
Activision, Inc.(a)...........       3,437         65,097
Adobe Systems, Inc.(a)........       5,718        238,441
Altiris, Inc.(a)..............         200          6,582
Authentidate Holding
  Corp.(a)....................       4,383          6,355
Autodesk, Inc.(a).............       2,233         83,961
BEA Systems, Inc.(a)..........       5,916         68,566
BMC Software, Inc.(a).........       2,892         89,045
CA, Inc. .....................       3,876        100,427
Cadence Design Systems,
  Inc.(a).....................       3,976         83,735
Citrix Systems, Inc.(a).......       2,490         79,755
Compuware Corp.(a)............       4,798         45,533
Electronic Arts, Inc.(a)......       2,492        125,497
Intuit, Inc.(a)...............       3,746        102,491
Jack Henry & Associates,
  Inc. .......................         626         15,055
Kronos, Inc.(a)...............         209         11,181
McAfee, Inc.(a)...............       1,914         55,659
Microsoft Corp. ..............      69,096      1,925,705
Napster, Inc.(a)..............         311          1,287
NAVTEQ Corp.(a)...............       1,230         42,435
Novell, Inc.(a)...............       5,872         42,396
Oracle Corp.(a)...............      34,101        618,251
Parametric Technology
  Corp.(a)....................       2,684         51,238
Red Hat, Inc.(a)..............       2,886         66,176
Smith Micro Software,
  Inc.(a).....................       1,148         21,387
Symantec Corp.(a).............      10,622        183,761
Synopsys, Inc.(a).............       2,840         74,493
Versant Corp.(a)..............       1,461         24,764
                                             ------------
                                                4,229,273
                                             ------------
SPECIALTY RETAIL -- 2.2%
Abercrombie & Fitch Co. ......         913         69,096
Advance Auto Parts, Inc. .....       1,296         49,961
American Eagle Outfitters,
  Inc. .......................       2,280         68,377
AutoNation, Inc.(a)...........       2,735         58,091
AutoZone, Inc.(a).............         642         82,266
Bed Bath & Beyond, Inc.(a)....       2,699        108,419
Best Buy Co., Inc. ...........       3,399        165,599
Borders Group, Inc. ..........         522         10,659
Chico's FAS, Inc.(a)..........       1,785         43,608
Circuit City Stores, Inc. ....       2,655         49,197
Claire's Stores, Inc. ........         626         20,107
Foot Locker, Inc. ............       1,862         43,850
Guitar Center, Inc.(a)........         209          9,430
Limited Brands................       3,164         82,454
Lowe's Cos., Inc. ............      10,861        342,013
Mens Wearhouse, Inc. .........         417         19,620
O'Reilly Automotive, Inc.(a)..       1,804         59,712
Office Depot, Inc.(a).........       3,203        112,553
PETsMART, Inc. ...............       1,883         62,064
RadioShack Corp. .............       1,841         49,762
Rent-A-Center, Inc.(a)........         626         17,516
Ross Stores, Inc. ............       1,812         62,333
Staples, Inc. ................       6,647        171,759
The Gap, Inc. ................       5,157         88,752
The Home Depot, Inc. .........      16,588        609,443

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------

The Sherwin-Williams Co. .....         417   $     27,539
The TJX Cos., Inc. ...........       3,607         97,245
Tiffany & Co. ................       1,711         77,816
Urban Outfitters, Inc.(a).....       1,612         42,734
Williams-Sonoma, Inc. ........       1,254         44,467
Zale Corp.(a).................         417         11,000
                                             ------------
                                                2,757,442
                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Coach, Inc.(a)................       3,514        175,876
Hanesbrands, Inc.(a)..........         868         25,511
Jones Apparel Group, Inc. ....       1,922         59,063
Liz Claiborne, Inc. ..........       1,612         69,074
NIKE, Inc. (Class B)..........       1,494        158,752
Quiksilver, Inc.(a)...........       2,782         32,271
V. F. Corp. ..................         313         25,860
Wolverine World Wide, Inc. ...       2,196         62,740
                                             ------------
                                                  609,147
                                             ------------
THRIFTS & MORTGAGE FINANCE -- 1.5%
Astoria Financial Corp. ......         731         19,437
Berkshire Hills Bancorp,
  Inc. .......................       1,398         47,043
Countrywide Financial Corp. ..       4,551        153,096
ESB Financial Corp. ..........       2,827         30,758
Fannie Mae....................       7,331        400,126
Freddie Mac...................       5,169        307,504
Hudson City Bancorp, Inc. ....       1,774         24,268
KNBT Bancorp, Inc. ...........       1,943         28,640
MASSBANK Corp. ...............       2,124         69,667
MGIC Investment Corp. ........       1,116         65,755
NewAlliance Bancshares,
  Inc. .......................       4,807         77,922
OceanFirst Financial Corp. ...       2,627         45,578
People's Bank.................       1,938         86,047
Radian Group, Inc. ...........       1,314         72,112
Sovereign Bancorp, Inc. ......       3,589         91,304
TrustCo Bank Corp. NY.........       5,288         50,659
Washington Mutual, Inc. ......       7,110        287,102
                                             ------------
                                                1,857,018
                                             ------------
TOBACCO -- 1.3%
Altria Group, Inc. ...........      15,110      1,326,809
Loews Corp.-Carolina Group....         313         23,666
Reynolds American, Inc. ......       1,684        105,098
UST, Inc. ....................       1,721         99,784
                                             ------------
                                                1,555,357
                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Empire Resources, Inc. .......       1,879         21,007
Fastenal Co. .................       1,967         68,943
Kaman Corp. (Class A).........       2,460         57,343
W.W. Grainger, Inc. ..........         313         24,176
                                             ------------
                                                  171,469
                                             ------------
WATER UTILITIES -- 0.1%
Aqua America, Inc. ...........         939         21,081
Connecticut Water Service,
  Inc. .......................       2,348         56,469
Middlesex Water Co. ..........       3,234         59,473
                                             ------------
                                                  137,023
                                             ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
ALLTEL Corp. .................       2,487        154,194
American Tower Corp.(a).......       2,989        116,421
Crown Castle International
  Corp.(a)....................       2,847         91,474
FiberTower Corp.(a)...........       2,399         12,451
Goamerica, Inc.(a)............       1,772         10,756
Leap Wireless International,
  Inc.(a).....................         313         20,652
NII Holdings, Inc.(a).........       1,476        109,490
SBA Communications Corp.(a)...         626         18,498
Sprint Nextel Corp. ..........      20,604        390,652
Telephone & Data Systems,
  Inc. .......................       1,337         79,712
                                             ------------
                                                1,004,300
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $101,594,902).........                122,755,720
                                             ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment
  Class Prime Fund (Cost
  $389,067)...................     389,067   $    389,067
                                             ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $101,983,969).........                123,144,787
OTHER ASSETS AND LIABILITIES -- 0.1%              124,970
                                             ------------
NET ASSETS -- 100.0%..........               $123,269,757
                                             ============



(a)    Non-income producing security
(b)    Affiliated issuer. See table below for more information.


                                      SHARES
                                  PURCHASED FOR    SHARES SOLD
                        NUMBER       THE NINE     FOR THE NINE     NUMBER
                      OF SHARES       MONTHS         MONTHS      OF SHARES
                       HELD AT        ENDED           ENDED       HELD AT
SECURITY DESCRIPTION   6/30/06       3/31/07         3/31/07      3/31/07
--------------------  ---------   -------------   ------------   ---------


State Street
  Corp. ............    2,141          333              0          2,474
(Cost $134,190)




                                   REALIZED
                        INCOME   GAIN (LOSS)
                        EARNED    ON SHARES
                       FOR THE   SOLD DURING
                         NINE      THE NINE
                        MONTHS      MONTHS
                        ENDED       ENDED
SECURITY DESCRIPTION   3/31/07     3/31/07
--------------------   -------   -----------


State Street
  Corp. ............    $1,330        $0


(c)    Amount shown represents less than 0.05% of net assets.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------   ----------


COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 2.2%
Alliant Techsystems, Inc.(a)....  26       $    2,286
Boeing Co. .....................  493          43,833
General Dynamics Corp. .........  233          17,801
Goodrich Corp. .................  80            4,118
Honeywell International, Inc. ..  518          23,859
L-3 Communications Holdings,
  Inc. .........................  84            7,347
Lockheed Martin Corp. ..........  238          23,091
Northrop Grumman Corp. .........  224          16,625
Precision Castparts Corp. ......  92            9,573
Raytheon Co. ...................  310          16,263
Rockwell Collins, Inc. .........  121           8,099
Spirit Aerosystems Holdings,
  Inc.(a).......................  38            1,210
United Technologies Corp. ......  647          42,055
                                           ----------
                                              216,160
                                           ----------
AIR FREIGHT & LOGISTICS -- 0.6%
C.H. Robinson Worldwide, Inc. ..  114           5,444
Expeditors International
  Washington, Inc. .............  148           6,115
FedEx Corp. ....................  200          21,486
United Parcel Service, Inc.
  (Class B).....................  429          30,073
                                           ----------
                                               63,118
                                           ----------
AIRLINES -- 0.2%
AMR Corp.(a)....................  156           4,750
Southwest Airlines Co. .........  554           8,144
UAL Corp.(a)....................  59            2,252
US Airways Group, Inc.(a).......  45            2,047
                                           ----------
                                               17,193
                                           ----------
AUTO COMPONENTS -- 0.2%
BorgWarner, Inc. ...............  39            2,941
Johnson Controls, Inc. .........  133          12,585
The Goodyear Tire & Rubber
  Co.(a)........................  110           3,431
                                           ----------
                                               18,957
                                           ----------
AUTOMOBILES -- 0.3%
Ford Motor Co. .................  1,281        10,107
General Motors Corp. ...........  343          10,510
Harley-Davidson, Inc. ..........  184          10,810
                                           ----------
                                               31,427
                                           ----------
BEVERAGES -- 1.9%
Anheuser-Busch Cos., Inc. ......  502          25,331
Brown-Forman Corp. .............  42            2,753
Coca-Cola Enterprises, Inc. ....  177           3,584
Constellation Brands, Inc.
  (Class A)(a)..................  133           2,817
Molson Coors Brewing Co. .......  48            4,542
PepsiCo, Inc. ..................  1,162        73,857
The Coca-Cola Co. ..............  1,490        71,520
The Pepsi Bottling Group,
  Inc. .........................  86            2,743
                                           ----------
                                              187,147
                                           ----------
BIOTECHNOLOGY -- 1.5%
Amgen, Inc.(a)..................  813          45,431
Amylin Pharmaceuticals,
  Inc.(a).......................  76            2,839
Biogen Idec, Inc.(a)............  232          10,296
Celgene Corp.(a)................  260          13,640
Cephalon, Inc.(a)...............  40            2,848
Genentech, Inc.(a)..............  324          26,607
Genzyme Corp.(a)................  179          10,744
Gilead Sciences, Inc.(a)........  320          24,480
MedImmune, Inc.(a)..............  165           6,004
Millennium Pharmaceuticals,
  Inc.(a).......................  212           2,408
Vertex Pharmaceuticals,
  Inc.(a).......................  73            2,047
                                           ----------
                                              147,344
                                           ----------
BUILDING PRODUCTS -- 0.2%
American Standard Cos., Inc. ...  123           6,522
Florida Rock Industries, Inc. ..  39            2,624
Masco Corp. ....................  272           7,453
USG Corp.(a)....................  53            2,474
                                           ----------
                                               19,073
                                           ----------
CAPITAL MARKETS -- 3.4%
A.G. Edwards, Inc. .............  54            3,736
AllianceBernstein Holding LP....  19            1,682
Ameriprise Financial, Inc. .....  151           8,628
BlackRock, Inc. ................  14            2,188
E*TRADE Financial Corp.(a)......  292           6,196
Eaton Vance Corp. ..............  95            3,386
Federated Investors, Inc. ......  67            2,460
Franklin Resources, Inc. .......  122          14,741
Goldman Sachs Group, Inc. ......  262          54,137
Janus Capital Group, Inc. ......  151           3,157
Legg Mason, Inc. ...............  88            8,291
Lehman Brothers Holdings,
  Inc. .........................  374          26,206
Mellon Financial Corp. .........  294          12,683
Merrill Lynch & Co., Inc. ......  583          47,614
Morgan Stanley..................  673          53,006
Northern Trust Corp. ...........  134           8,059
Nuveen Investments, Inc. .......  54            2,554
SEI Investments Co. ............  49            2,951
State Street Corp.(c)...........  233          15,087
T. Rowe Price Group, Inc. ......  180           8,494
TD Ameritrade Holding Corp.(a)..  153           2,277
The Bank of New York Co.,
  Inc. .........................  531          21,532
The Bear Stearns Cos., Inc. ....  80           12,028
The Charles Schwab Corp. .......  725          13,260
                                           ----------
                                              334,353
                                           ----------
CHEMICALS -- 1.6%
Air Products & Chemicals,
  Inc. .........................  142          10,502
Ashland, Inc. ..................  40            2,624
Celanese Corp. .................  97            2,992
E. I. du Pont de Nemours &
  Co. ..........................  638          31,536
Eastman Chemical Co. ...........  52            3,293
Ecolab, Inc. ...................  127           5,461
Huntsman Corp.(a)...............  63            1,203
International Flavors &
  Fragrances, Inc. .............  59            2,786
Lubrizol Corp. .................  45            2,319
Lyondell Chemical Co. ..........  156           4,675
Monsanto Co. ...................  375          20,610
PPG Industries, Inc. ...........  117           8,226
Praxair, Inc. ..................  224          14,103
Rohm & Haas Co. ................  99            5,120
Sigma-Aldrich Corp. ............  88            3,654
The Dow Chemical Co. ...........  668          30,635
The Mosaic Co.(a)...............  92            2,453
                                           ----------
                                              152,192
                                           ----------
COMMERCIAL BANKS -- 3.9%
Associated Bancorp..............  79            2,654
BB&T Corp. .....................  374          15,341

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------   ----------

City National Corp. ............  31       $    2,282
Colonial BancGroup, Inc. .......  103           2,549
Comerica, Inc. .................  111           6,562
Commerce Bancorp, Inc. .........  125           4,173
Commerce Bancshares, Inc. ......  56            2,705
Compass Bancshares, Inc. .......  90            6,192
Fifth Third Bancorp.............  321          12,420
First Horizon National Corp. ...  82            3,405
Huntington Bancshares, Inc. ....  160           3,496
Keycorp.........................  282          10,567
M&T Bank Corp. .................  57            6,602
Marshall & Ilsley Corp. ........  172           7,965
National City Corp. ............  414          15,422
PNC Financial Services Group....  239          17,211
Popular, Inc. ..................  167           2,766
Regions Financial Corp. ........  514          18,180
Sky Financial Group, Inc. ......  75            2,015
SunTrust Banks, Inc. ...........  248          20,594
Synovus Financial Corp. ........  176           5,692
TCF Financial Corp. ............  89            2,346
TD Banknorth, Inc. .............  59            1,897
U.S. Bancorp....................  1,240        43,363
UnionBanCal Corp. ..............  39            2,473
Valley National Bancorp.........  82            2,071
Wachovia Corp. .................  1,333        73,382
Wells Fargo & Co. ..............  2,219        76,400
Zions Bancorp...................  72            6,085
                                           ----------
                                              376,810
                                           ----------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
Allied Waste Industries,
  Inc.(a).......................  199           2,505
Avery Dennison Corp.............  64            4,113
ChoicePoint, Inc.(a)............  58            2,171
Cintas Corp. ...................  101           3,646
Dun & Bradstreet Corp.(a).......  43            3,922
Equifax, Inc. ..................  91            3,317
Manpower, Inc. .................  65            4,795
Monster Worldwide, Inc.(a)......  77            3,647
Pitney Bowes, Inc. .............  156           7,081
R.R. Donnelley & Sons Co. ......  150           5,488
Republic Services, Inc. ........  125           3,464
Robert Half International,
  Inc. .........................  121           4,478
The Corporate Executive Board
  Co. ..........................  28            2,127
Waste Management, Inc. .........  378          13,007
                                           ----------
                                               63,761
                                           ----------
COMMUNICATIONS EQUIPMENT -- 2.4%
Avaya, Inc.(a)..................  300           3,543
Cisco Systems, Inc.(a)..........  4,260       108,758
Corning, Inc.(a)................  1,087        24,719
Harris Corp. ...................  93            4,738
JDS Uniphase Corp.(a)...........  132           2,011
Juniper Networks, Inc.(a).......  379           7,459
Motorola, Inc. .................  1,687        29,809
QUALCOMM, Inc. .................  1,152        49,144
Tellabs, Inc.(a)................  297           2,940
                                           ----------
                                              233,121
                                           ----------
COMPUTERS & PERIPHERALS -- 3.5%
Apple Computer, Inc.(a).........  603          56,025
Dell, Inc.(a)...................  1,424        33,051
Diebold, Inc. ..................  46            2,195
EMC Corp.(a)....................  1,536        21,274
Hewlett-Packard Co. ............  1,890        75,865
International Business Machines
  Corp. ........................  1,051        99,067
Lexmark International, Inc.(a)..  73            4,268
NCR Corp.(a)....................  128           6,114
Network Appliance, Inc.(a)......  251           9,166
SanDisk Corp.(a)................  152           6,658
Seagate Technology..............  383           8,924
Sun Microsystems, Inc.(a).......  2,520        15,145
Western Digital Corp.(a)........  151           2,538
                                           ----------
                                              340,290
                                           ----------
CONSTRUCTION & ENGINEERING -- 0.1%
Fluor Corp. ....................  60            5,383
Jacobs Engineering Group,
  Inc.(a).......................  80            3,732
KBR, Inc.(a)....................  19              387
                                           ----------
                                                9,502
                                           ----------
CONSTRUCTION MATERIALS -- 0.1%
Martin Marietta Materials,
  Inc. .........................  31            4,191
Vulcan Materials Co. ...........  62            7,222
                                           ----------
                                               11,413
                                           ----------
CONSUMER FINANCE -- 0.8%
American Express Co. ...........  742          41,849
AmeriCredit Corp.(a)............  81            1,852
Capital One Financial Corp. ....  285          21,506
First Marblehead Corp. .........  43            1,930
SLM Corp. ......................  287          11,738
Student Loan Corp. .............  3               558
                                           ----------
                                               79,433
                                           ----------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp. .....................  75            3,439
Bemis Co., Inc. ................  76            2,537
Crown Holdings, Inc.(a).........  113           2,764
Pactiv Corp.(a).................  93            3,138
Sealed Air Corp. ...............  114           3,602
Smurfit-Stone Container
  Corp.(a)......................  172           1,937
Sonoco Products Co. ............  69            2,593
Temple-Inland, Inc. ............  74            4,421
                                           ----------
                                               24,431
                                           ----------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. ..............  117           5,733
                                           ----------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
Apollo Group, Inc.(a)...........  108           4,741
H&R Block, Inc. ................  213           4,481
The Service Master Co. .........  200           3,078
Weight Watchers International,
  Inc. .........................  30            1,383
                                           ----------
                                               13,683
                                           ----------
DIVERSIFIED FINANCIAL SERVICES -- 5.1%
Bank of America Corp. ..........  3,148       160,611
Cbot Holdings, Inc.(a)..........  25            4,538
Chicago Mercantile Exchange
  Holdings, Inc. ...............  22           11,714
CIT Group, Inc. ................  137           7,250
Citigroup, Inc. ................  3,479       178,612
IntercontinentalExchange,
  Inc.(a).......................  40            4,888
JPMorgan Chase & Co. ...........  2,437       117,902
Leucadia National Corp. ........  112           3,295
Moody's Corp. ..................  168          10,426

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------   ----------

Nymex Holdings, Inc.(a).........  4        $      543
NYSE Group, Inc.(a).............  36            3,375
                                           ----------
                                              503,154
                                           ----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.9%
AT&T, Inc. .....................  4,388       173,019
CenturyTel, Inc. ...............  83            3,751
Citizens Communications Co. ....  224           3,349
Embarq Corp. ...................  99            5,578
Level 3 Communications,
  Inc.(a).......................  723           4,410
Qwest Communications
  International, Inc.(a)........  1,072         9,637
Verizon Communications, Inc. ...  2,040        77,357
Windstream Corp.(a).............  326           4,789
                                           ----------
                                              281,890
                                           ----------
ELECTRIC UTILITIES -- 1.8%
Allegheny Energy, Inc.(a).......  106           5,209
American Electric Power Co.,
  Inc. .........................  272          13,260
DPL, Inc. ......................  79            2,456
Duke Energy Corp. ..............  875          17,754
Edison International............  206          10,121
Entergy Corp. ..................  148          15,528
Exelon Corp. ...................  465          31,950
FirstEnergy Corp. ..............  226          14,970
FPL Group, Inc. ................  258          15,782
Northeast Utilities.............  107           3,506
Pepco Holdings, Inc. ...........  127           3,685
Pinnacle West Capital Corp. ....  64            3,088
PPL Corp. ......................  260          10,634
Progress Energy, Inc. ..........  168           8,474
Reliant Energy, Inc.(a).........  237           4,816
The Southern Co. ...............  509          18,655
                                           ----------
                                              179,888
                                           ----------
ELECTRICAL EQUIPMENT -- 0.5%
AMETEK, Inc. ...................  71            2,452
Cooper Industries, Ltd. ........  130           5,849
Emerson Electric Co. ...........  568          24,475
Hubbell, Inc. (Class B).........  39            1,882
Rockwell Automation, Inc........  105           6,286
Roper Industries, Inc. .........  60            3,293
                                           ----------
                                               44,237
                                           ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
Agilent Technologies, Inc.(a)...  286           9,636
Amphenol Corp. (Class A)........  62            4,003
Arrow Electronics, Inc.(a)......  79            2,982
Avnet, Inc.(a)..................  102           3,686
CDW Corp. ......................  47            2,887
Ingram Micro, Inc. (Class
  A)(a).........................  99            1,912
Jabil Circuit, Inc. ............  125           2,676
Molex, Inc. ....................  91            2,566
Solectron Corp.(a)..............  697           2,196
                                           ----------
                                               32,544
                                           ----------
ENERGY EQUIPMENT & SERVICES -- 2.0%
Baker Hughes, Inc. .............  224          14,813
BJ Services Co. ................  213           5,943
Cameron International Corp.(a)..  78            4,898
Diamond Offshore Drilling,
  Inc. .........................  42            3,400
ENSCO International, Inc. ......  106           5,766
FMC Technologies, Inc.(a).......  48            3,349
GlobalSantaFe Corp. ............  168          10,362
Grant Prideco, Inc.(a)..........  91            4,535
Halliburton Co. ................  715          22,694
Nabors Industries, Ltd.(a)......  209           6,201
National-Oilwell Varco,
  Inc.(a).......................  119           9,257
Noble Corp. ....................  96            7,553
Patterson-UTI Energy, Inc. .....  109           2,446
Pride International, Inc.(a)....  107           3,221
Rowan Cos., Inc. ...............  74            2,403
Schlumberger, Ltd. .............  825          57,008
Smith International, Inc. ......  146           7,015
Transocean, Inc.(a).............  204          16,667
Weatherford International,
  Ltd.(a).......................  243          10,959
                                           ----------
                                              198,490
                                           ----------
FOOD & STAPLES RETAILING -- 2.2%
Costco Wholesale Corp. .........  321          17,283
CVS Corp. ......................  1,048        35,779
Safeway, Inc. ..................  305          11,175
SUPERVALU, Inc. ................  148           5,782
Sysco Corp. ....................  434          14,682
The Kroger Co. .................  468          13,221
Wal-Mart Stores, Inc. ..........  1,807        84,839
Walgreen Co. ...................  703          32,261
Whole Foods Market, Inc. .......  98            4,395
                                           ----------
                                              219,417
                                           ----------
FOOD PRODUCTS -- 1.2%
Archer-Daniels-Midland Co. .....  409          15,010
Bunge, Ltd. ....................  80            6,578
Campbell Soup Co. ..............  169           6,583
ConAgra Foods, Inc. ............  371           9,242
Dean Foods Co.(a)...............  86            4,020
General Mills, Inc. ............  246          14,322
H.J. Heinz Co. .................  220          10,366
Hormel Foods Corp. .............  51            1,897
Kellogg Co. ....................  171           8,794
Kraft Foods, Inc. ..............  176           5,572
McCormick & Co., Inc. ..........  92            3,544
Sara Lee Corp. .................  538           9,103
Smithfield Foods, Inc.(a).......  77            2,306
The Hershey Co. ................  120           6,559
Tyson Foods, Inc. (Class A).....  193           3,746
Wm. Wrigley Jr., Co. ...........  159           8,098
                                           ----------
                                              115,740
                                           ----------
GAS UTILITIES -- 0.1%
Equitable Resources, Inc. ......  79            3,817
ONEOK, Inc. ....................  73            3,285
Questar Corp. ..................  57            5,085
                                           ----------
                                               12,187
                                           ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
Bausch & Lomb, Inc. ............  35            1,791
Baxter International, Inc. .....  456          24,017
Beckman Coulter, Inc. ..........  42            2,683
Becton, Dickinson & Co. ........  162          12,456
Biomet, Inc. ...................  161           6,841
Boston Scientific Corp.(a)......  941          13,682
C.R. Bard, Inc. ................  72            5,725
Cytyc Corp.(a)..................  78            2,668
Dade Behring Holdings, Inc. ....  62            2,719
Dentsply International, Inc. ...  97            3,177

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------   ----------

Hillenbrand Industries, Inc. ...  35       $    2,078
Hospira, Inc.(a)................  104           4,254
Intuitive Surgical, Inc.(a).....  26            3,161
Medtronic, Inc. ................  806          39,542
St. Jude Medical, Inc.(a).......  252           9,478
Stryker Corp. ..................  190          12,601
Varian Medical Systems,
  Inc.(a).......................  96            4,578
Zimmer Holdings, Inc.(a)........  167          14,263
                                           ----------
                                              165,714
                                           ----------
HEALTH CARE PROVIDERS & SERVICES -- 2.4%
Aetna, Inc. ....................  364          15,940
AmerisourceBergen Corp. ........  133           7,016
Brookdale Senior Living, Inc. ..  36            1,608
Cardinal Health, Inc. ..........  280          20,426
CIGNA Corp. ....................  72           10,272
Community Health Systems,
  Inc.(a).......................  62            2,185
Coventry Health Care, Inc.(a)...  108           6,053
DaVita, Inc.(a).................  70            3,732
Express Scripts, Inc. (Class
  A)(a).........................  85            6,861
Health Net, Inc.(a).............  74            3,982
Henry Schein, Inc.(a)...........  59            3,256
Humana, Inc.(a).................  111           6,440
Laboratory Corp. of America
  Holdings(a)...................  91            6,609
Lincare Holdings, Inc.(a).......  68            2,492
Manor Care, Inc. ...............  45            2,446
McKesson Corp. .................  211          12,352
Medco Health Solutions,
  Inc.(a).......................  204          14,796
Omnicare, Inc. .................  84            3,341
Patterson Cos., Inc.(a).........  84            2,981
Quest Diagnostics, Inc. ........  107           5,336
Tenet Healthcare Corp.(a).......  319           2,051
Triad Hospitals, Inc.(a)........  60            3,135
UnitedHealth Group, Inc. .......  943          49,951
Universal Health Services, Inc.
  (Class B).....................  41            2,348
WellPoint, Inc.(a)..............  432          35,035
                                           ----------
                                              230,644
                                           ----------
HEALTH CARE TECHNOLOGY -- 0.1%
Cerner Corp.(a).................  43            2,341
IMS Health, Inc. ...............  153           4,538
                                           ----------
                                                6,879
                                           ----------
HOTELS RESTAURANTS & LEISURE -- 1.7%
Boyd Gaming Corp. ..............  35            1,667
Brinker International, Inc. ....  88            2,878
Carnival Corp. .................  290          13,589
Darden Restaurants, Inc. .......  85            3,501
Harrah's Entertainment, Inc. ...  129          10,894
Hilton Hotels Corp. ............  246           8,846
International Game Technology...  238           9,610
Las Vegas Sands Corp.(a)........  72            6,236
Marriott International, Inc.
  (Class A).....................  241          11,799
McDonald's Corp. ...............  842          37,932
MGM Mirage, Inc.(a).............  84            5,840
Penn National Gaming, Inc.(a)...  45            1,909
Royal Caribbean Cruises, Ltd. ..  88            3,710
Starbucks Corp.(a)..............  529          16,590
Starwood Hotels & Resorts
  Worldwide, Inc. ..............  147           9,533
Station Casinos, Inc. ..........  29            2,511
Wendy's International, Inc. ....  61            1,909
Wyndham Worldwide Corp.(a)......  136           4,644
Wynn Resorts, Ltd. .............  50            4,743
Yum! Brands, Inc. ..............  185          10,686
                                           ----------
                                              169,027
                                           ----------
HOUSEHOLD DURABLES -- 0.6%
Black & Decker Corp. ...........  47            3,836
Centex Corp. ...................  78            3,259
D.R. Horton, Inc. ..............  188           4,136
Fortune Brands, Inc. ...........  103           8,118
Garmin, Ltd. ...................  79            4,278
Harman International Industries,
  Inc. .........................  46            4,420
KB HOME.........................  53            2,261
Leggett & Platt, Inc. ..........  130           2,947
Lennar Corp. (Class A)..........  94            3,968
Mohawk Industries, Inc.(a)......  38            3,118
Newell Rubbermaid, Inc..........  187           5,814
NVR, Inc.(a)....................  4             2,660
Pulte Homes, Inc. ..............  144           3,810
The Stanley Works...............  59            3,266
Toll Brothers, Inc.(a)..........  81            2,218
Whirlpool Corp. ................  54            4,585
                                           ----------
                                               62,694
                                           ----------
HOUSEHOLD PRODUCTS -- 2.0%
Colgate-Palmolive Co. ..........  365          24,378
Energizer Holdings, Inc.(a).....  36            3,072
Kimberly-Clark Corp. ...........  318          21,780
Procter & Gamble Co. ...........  2,224       140,468
The Clorox Co. .................  107           6,815
                                           ----------
                                              196,513
                                           ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.6%
Constellation Energy Group,
  Inc. .........................  128          11,130
Dynegy, Inc. (Class A)(a).......  280           2,593
Mirant Corp.(a).................  177           7,161
NRG Energy, Inc.(a).............  86            6,195
The AES Corp.(a)................  440           9,469
TXU Corp. ......................  318          20,384
                                           ----------
                                               56,932
                                           ----------
INDUSTRIAL CONGLOMERATES -- 3.5%
3M Co. .........................  471          35,998
General Electric Co. ...........  7,196       254,451
McDermott International,
  Inc.(a).......................  74            3,624
Textron, Inc. ..................  77            6,915
Tyco International, Ltd. .......  1,384        43,665
                                           ----------
                                              344,653
                                           ----------
INSURANCE -- 5.6%
ACE, Ltd. ......................  225          12,839
AFLAC, Inc. ....................  343          16,142
Ambac Financial Group, Inc. ....  76            6,566
American International Group,
  Inc. .........................  1,599       107,485
Aon Corp. ......................  195           7,402
Arch Capital Group, Ltd.(a).....  29            1,978
Arthur J. Gallagher & Co. ......  60            1,700
Assurant, Inc. .................  80            4,290
Axis Capital Holdings, Ltd. ....  98            3,318
Berkshire Hathaway, Inc. (Class
  A)(a).........................  1           108,990
Brown & Brown, Inc. ............  77            2,083
Chubb Corp. ....................  288          14,881
Cincinnati Financial Corp. .....  101           4,282

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------   ----------

CNA Financial Corp.(a)..........  15       $      646
Conseco, Inc.(a)................  104           1,799
Everest Re Group, Ltd. .........  45            4,328
Fidelity National Title Group,
  Inc. .........................  146           3,505
First American Corp. ...........  58            2,942
Genworth Financial, Inc. (Class
  A)............................  312          10,901
Lincoln National Corp. .........  194          13,151
Loews Corp. ....................  326          14,810
Markel Corp.(a).................  6             2,909
Marsh & McLennan Cos., Inc. ....  380          11,130
MBIA, Inc. .....................  93            6,091
MetLife, Inc. ..................  321          20,271
Nationwide Financial Services,
  Inc. (Class A)................  39            2,101
Old Republic International
  Corp. ........................  146           3,230
Principal Financial Group,
  Inc. .........................  190          11,375
Protective Life Corp. ..........  45            1,982
Prudential Financial, Inc. .....  334          30,147
SAFECO Corp. ...................  74            4,916
The Allstate Corp. .............  436          26,186
The Hartford Financial Services
  Group, Inc. ..................  221          21,123
The Progressive Corp. ..........  489          10,670
The St. Paul Travelers Cos.,
  Inc. .........................  480          24,850
Torchmark Corp. ................  73            4,788
Transatlantic Holdings, Inc. ...  18            1,172
Unitrin, Inc. ..................  30            1,412
UnumProvident Corp. ............  236           5,435
White Mountains Insurance Group,
  Ltd. .........................  6             3,399
WR Berkley Corp. ...............  131           4,339
XL Capital, Ltd. (Class A)......  122           8,535
                                           ----------
                                              550,099
                                           ----------
INTERNET & CATALOG RETAIL -- 0.3%
Amazon.com, Inc.(a).............  205           8,157
Expedia, Inc.(a)................  181           4,196
IAC/InterActiveCorp(a)..........  144           5,430
Liberty Media Holding
  Corp. -- Interactive (Class
  A)(a).........................  459          10,933
                                           ----------
                                               28,716
                                           ----------
INTERNET SOFTWARE & SERVICES -- 1.4%
Akamai Technologies, Inc.(a)....  106           5,292
eBay, Inc.(a)...................  728          24,133
Google, Inc. (Class A)(a).......  159          72,847
VeriSign, Inc.(a)...............  175           4,396
Yahoo!, Inc.(a).................  890          27,848
                                           ----------
                                              134,516
                                           ----------
IT SERVICES -- 1.4%
Accenture, Ltd. (Class A).......  412          15,879
Affiliated Computer Services,
  Inc.(a).......................  66            3,886
Alliance Data Systems Corp.(a)..  47            2,896
Automatic Data Processing,
  Inc. .........................  385          18,634
Ceridian Corp.(a)...............  99            3,449
Checkfree Corp.(a)..............  52            1,929
Cognizant Technology Solutions
  Corp.(a)......................  96            8,474
Computer Sciences Corp.(a)......  126           6,568
DST Systems, Inc.(a)............  39            2,933
Electronic Data Systems Corp. ..  362          10,020
Fidelity National Information
  Services, Inc. ...............  198           9,001
First Data Corp. ...............  525          14,123
Fiserv, Inc.(a).................  114           6,049
Global Payments, Inc. ..........  63            2,146
Iron Mountain, Inc.(a)..........  126           3,292
Mastercard, Inc. ...............  43            4,568
Paychex, Inc. ..................  233           8,824
Sabre Holdings Corp. (Class A)..  99            3,242
The Western Union Co. ..........  525          11,524
Total System Services, Inc. ....  27              860
                                           ----------
                                              138,297
                                           ----------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp. ................  64            2,038
Eastman Kodak Co. ..............  197           4,444
Hasbro, Inc. ...................  104           2,977
Mattel, Inc. ...................  245           6,755
                                           ----------
                                               16,214
                                           ----------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
Applera Corp. -- Applied
  Biosystems Group..............  117           3,460
Charles River Laboratories
  International, Inc.(a)........  50            2,313
Covance, Inc.(a)................  44            2,611
Invitrogen Corp.(a).............  37            2,355
Millipore Corp.(a)..............  41            2,971
Pharmaceutical Product
  Development, Inc. ............  72            2,426
Thermo Electron Corp.(a)........  283          13,230
Waters Corp.(a).................  71            4,118
                                           ----------
                                               33,484
                                           ----------
MACHINERY -- 1.6%
Caterpillar, Inc. ..............  452          30,297
Cummins, Inc. ..................  33            4,776
Danaher Corp. ..................  171          12,218
Deere & Co. ....................  162          17,600
Donaldson Co., Inc. ............  51            1,841
Dover Corp. ....................  140           6,833
Eaton Corp. ....................  108           9,024
Illinois Tool Works, Inc. ......  344          17,750
Ingersoll-Rand Co., Ltd. (Class
  A)............................  214           9,281
ITT Industries, Inc. ...........  124           7,480
Joy Global, Inc. ...............  79            3,389
Oshkosh Truck Corp. ............  51            2,703
PACCAR, Inc. ...................  175          12,845
Pall Corp. .....................  87            3,306
Parker-Hannifin Corp. ..........  84            7,250
Pentair, Inc. ..................  66            2,057
SPX Corp. ......................  39            2,738
Terex Corp.(a)..................  68            4,880
                                           ----------
                                              156,268
                                           ----------
MEDIA -- 3.7%
Cablevision Systems Corp. (Class
  A)............................  157           4,778
CBS Corp. ......................  479          14,653
Clear Channel Communications,
  Inc. .........................  321          11,248
Clear Channel Outdoor Holdings,
  Inc.(a).......................  25              658
Comcast Corp. (Class A)(a)......  2,073        53,794
Discovery Holding Co. (Class
  A)(a).........................  191           3,654
EchoStar Communications Corp.
  (Class A)(a)..................  150           6,515
EW Scripps Co. .................  57            2,547
Gannett Co., Inc. ..............  166           9,344
Getty Images, Inc.(a)...........  33            1,605
Idearc, Inc. ...................  100           3,510
Lamar Advertising Co.(a)........  52            3,274

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------   ----------

Liberty Global, Inc. (Class
  A)(a).........................  279      $    9,187
Liberty Media Holding
  Corp. -- Capital (Series
  A)(a).........................  95           10,506
News Corp. (Class A)............  1,636        37,824
Omnicom Group, Inc. ............  122          12,490
R.H. Donnelley Corp. ...........  54            3,828
Sirius Satellite Radio,
  Inc.(a).......................  837           2,678
The DIRECTV Group, Inc.(a)......  558          12,873
The Interpublic Group of Cos.,
  Inc.(a).......................  292           3,595
The McGraw-Hill Cos., Inc. .....  249          15,657
The New York Times Co. (Class
  A)............................  102           2,398
The Walt Disney Co. ............  1,353        46,584
The Washington Post Co. ........  4             3,054
Time Warner Cable, Inc.(a)......  109           4,084
Time Warner, Inc. ..............  2,793        55,078
Tribune Co. ....................  111           3,564
Viacom, Inc.(a).................  429          17,636
Virgin Media, Inc. .............  172           4,343
XM Satellite Radio Holdings,
  Inc. (Class A)(a).............  178           2,300
                                           ----------
                                              363,259
                                           ----------
METALS & MINING -- 0.9%
Alcoa, Inc. ....................  599          20,306
Allegheny Technologies, Inc. ...  62            6,615
Freeport-McMoRan Copper & Gold,
  Inc. .........................  263          17,395
Newmont Mining Corp. ...........  297          12,471
Nucor Corp. ....................  198          12,896
Southern Copper Corp. ..........  55            3,941
Titanium Metals Corp.(a)........  94            3,372
United States Steel Corp. ......  82            8,132
                                           ----------
                                               85,128
                                           ----------
MULTI-UTILITIES -- 1.3%
Alliant Energy Corp. ...........  81            3,630
Ameren Corp. ...................  141           7,092
CenterPoint Energy, Inc. .......  190           3,409
Consolidated Edison, Inc. ......  179           9,140
Dominion Resources, Inc. .......  242          21,482
DTE Energy Co. .................  117           5,604
Energy East Corp. ..............  102           2,485
Integrys Energy Group Inc.......  52            2,887
KeySpan Corp. ..................  120           4,938
MDU Resources Group, Inc. ......  107           3,075
NiSource, Inc. .................  184           4,497
NSTAR...........................  75            2,634
PG&E Corp. .....................  237          11,440
Public Service Enterprise Group,
  Inc. .........................  174          14,449
SCANA Corp. ....................  71            3,065
Sempra Energy...................  158           9,640
TECO Energy, Inc. ..............  139           2,392
Wisconsin Energy Corp. .........  81            3,930
Xcel Energy, Inc. ..............  273           6,740
                                           ----------
                                              122,529
                                           ----------
MULTILINE RETAIL -- 1.1%
Dollar General Corp. ...........  206           4,357
Dollar Tree Stores, Inc.(a).....  74            2,830
Family Dollar Stores, Inc. .....  111           3,288
Federated Department Stores,
  Inc. .........................  368          16,578
J. C. Penney Co., Inc. .........  143          11,749
Kohl's Corp.(a).................  209          16,011
Nordstrom, Inc. ................  152           8,047
Sears Holdings Corp.(a).........  68           12,251
Target Corp. ...................  543          32,178
                                           ----------
                                              107,289
                                           ----------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp.(a)..................  673          11,367
                                           ----------
OIL, GAS & CONSUMABLE FUELS -- 8.1%
Anadarko Petroleum Corp. .......  313          13,453
Apache Corp. ...................  224          15,837
Arch Coal, Inc. ................  100           3,069
Chesapeake Energy Corp. ........  309           9,542
Chevron Corp. ..................  1,538       113,750
CNX Gas Corp.(a)................  17              482
ConocoPhillips..................  1,065        72,793
CONSOL Energy, Inc. ............  122           4,774
Devon Energy Corp. .............  291          20,143
El Paso Corp. ..................  480           6,946
Enbridge Energy Partners LP.....  35            1,956
Energy Transfer Equity LP.......  88            3,230
Energy Transfer Partners LP.....  53            3,088
Enterprise Products Partners
  LP............................  179           5,692
EOG Resources, Inc. ............  171          12,199
Exxon Mobil Corp. ..............  3,984       300,593
Hess Corp.......................  200          11,094
Kinder Morgan Energy Partners
  LP............................  99            5,215
Kinder Morgan, Inc. ............  76            8,090
Marathon Oil Corp. .............  245          24,213
Murphy Oil Corp. ...............  118           6,301
Newfield Exploration Co.(a).....  88            3,670
Noble Energy, Inc. .............  118           7,039
Occidental Petroleum Corp. .....  590          29,093
ONEOK Partners LP...............  33            2,227
Peabody Energy Corp. ...........  177           7,122
Pioneer Natural Resources Co. ..  88            3,794
Plains All American Pipeline
  LP............................  53            3,053
Plains Exploration & Production
  Co.(a)........................  54            2,438
Pogo Producing Co. .............  38            1,828
Range Resources Corp. ..........  96            3,206
Southwestern Energy Co.(a)......  112           4,590
Spectra Energy Corp. ...........  437          11,480
Sunoco, Inc. ...................  86            6,058
Tesoro Corp. ...................  48            4,821
The Williams Cos., Inc. ........  414          11,782
Ultra Petroleum Corp.(a)........  106           5,632
Valero Energy Corp. ............  423          27,279
XTO Energy, Inc. ...............  252          13,812
                                           ----------
                                              791,384
                                           ----------
PAPER & FOREST PRODUCTS -- 0.3%
Domtar Corp. ...................  414           3,854
International Paper Co. ........  318          11,575
MeadWestvaco Corp. .............  125           3,855
Weyerhaeuser Co. ...............  148          11,062
                                           ----------
                                               30,346
                                           ----------
PERSONAL PRODUCTS -- 0.2%
Avon Products, Inc. ............  311          11,588
The Estee Lauder Cos., Inc.
  (Class A).....................  86            4,201
                                           ----------
                                               15,789
                                           ----------


SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------   ----------

PHARMACEUTICALS -- 5.8%
Abbott Laboratories.............  1,073    $   59,873
Abraxis BioScience, Inc.(a).....  15              401
Allergan, Inc. .................  107          11,858
Barr Pharmaceuticals, Inc.(a)...  68            3,152
Bristol-Myers Squibb Co. .......  1,413        39,225
Eli Lilly & Co. ................  677          36,362
Endo Pharmaceuticals Holdings,
  Inc.(a).......................  90            2,646
Forest Laboratories, Inc.(a)....  223          11,471
Johnson & Johnson...............  2,029       122,267
King Pharmaceuticals, Inc.(a)...  167           3,285
Merck & Co., Inc. ..............  1,532        67,668
Mylan Laboratories, Inc. .......  146           3,086
Pfizer, Inc. ...................  4,960       125,290
Schering-Plough Corp. ..........  1,029        26,250
Sepracor, Inc.(a)...............  73            3,404
Warner Chilcott, Ltd.(a)........  48              711
Wyeth...........................  926          46,328
                                           ----------
                                              563,277
                                           ----------
REAL ESTATE INVESTMENT TRUSTS -- 1.9%
AMB Property Corp. .............  69            4,056
Apartment Investment &
  Management Co. (Class A)......  65            3,750
Archstone-Smith Trust...........  150           8,142
Avalonbay Communities, Inc. ....  51            6,630
Boston Properties, Inc. ........  80            9,392
Camden Property Trust...........  39            2,742
CapitalSource, Inc. ............  86            2,161
Developers Diversified Realty
  Corp. ........................  74            4,655
Duke Realty Corp. ..............  96            4,173
Equity Residential..............  201           9,694
Federal Realty Investment
  Trust.........................  35            3,172
General Growth Properties,
  Inc. .........................  156          10,073
Health Care Property Investors,
  Inc. .........................  139           5,008
Hospitality Properties Trust....  66            3,089
Host Hotels & Resorts, Inc. ....  360           9,472
iStar Financial, Inc. ..........  88            4,121
Kimco Realty Corp. .............  148           7,213
Liberty Property Trust..........  58            2,826
Macerich Co. ...................  50            4,618
Mack-Cali Realty Corp. .........  41            1,953
New Plan Excel Realty Trust.....  72            2,378
Plum Creek Timber Co., Inc. ....  122           4,809
ProLogis........................  172          11,168
Public Storage, Inc. ...........  86            8,142
Regency Centers Corp. ..........  48            4,010
Simon Property Group, Inc. .....  155          17,244
SL Green Realty Corp. ..........  38            5,213
Thornburg Mortgage, Inc. .......  72            1,872
Udr Inc. .......................  87            2,664
Ventas, Inc. ...................  72            3,033
Vornado Realty Trust............  99           11,815
Weingarten Realty Investors.....  52            2,473
                                           ----------
                                              181,761
                                           ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
American Real Estate Partners
  LP............................  4               476
Brookfield Properties Corp. ....  95            3,828
CB Richard Ellis Group, Inc.
  (Class A)(a)..................  131           4,478
Forest City Enterprises, Inc. ..  48            3,177
Realogy Corp.(a)................  133           3,938
The St. Joe Co. ................  49            2,563
                                           ----------
                                               18,460
                                           ----------
ROAD & RAIL -- 0.7%
Burlington Northern Santa Fe
  Corp. ........................  251          20,188
CSX Corp. ......................  308          12,335
Hertz Global Holdings, Inc.(a)..  61            1,446
J.B. Hunt Transport Services,
  Inc. .........................  86            2,256
Norfolk Southern Corp. .........  278          14,067
Union Pacific Corp. ............  185          18,787
                                           ----------
                                               69,079
                                           ----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.4%
Advanced Micro Devices,
  Inc.(a).......................  406           5,302
Altera Corp.(a).................  261           5,217
Analog Devices, Inc. ...........  239           8,243
Applied Materials, Inc. ........  962          17,624
Broadcom Corp. (Class A)(a).....  306           9,813
Intel Corp. ....................  4,067        77,802
International Rectifier
  Corp.(a)......................  44            1,681
Intersil Corp. (Class A)........  99            2,623
KLA-Tencor Corp. ...............  132           7,038
Lam Research Corp.(a)...........  97            4,592
Linear Technology Corp. ........  212           6,697
LSI Logic Corp.(a)..............  535           5,585
Marvell Technology Group,
  Ltd.(a).......................  320           5,379
Maxim Integrated Products,
  Inc. .........................  220           6,468
MEMC Electronic Materials,
  Inc.(a).......................  117           7,088
Microchip Technology, Inc. .....  147           5,223
Micron Technology, Inc.(a)......  494           5,968
National Semiconductor Corp. ...  223           5,383
Novellus Systems, Inc.(a).......  96            3,074
NVIDIA Corp.(a).................  255           7,339
Teradyne, Inc.(a)...............  138           2,283
Texas Instruments, Inc. ........  1,035        31,154
Xilinx, Inc. ...................  236           6,072
                                           ----------
                                              237,648
                                           ----------
SOFTWARE -- 3.2%
Activision, Inc.(a).............  180           3,409
Adobe Systems, Inc.(a)..........  410          17,097
Autodesk, Inc.(a)...............  155           5,828
BEA Systems, Inc.(a)............  270           3,129
BMC Software, Inc.(a)...........  151           4,649
CA, Inc. .......................  294           7,618
Cadence Design Systems,
  Inc.(a).......................  184           3,875
Citrix Systems, Inc.(a).........  126           4,036
Electronic Arts, Inc.(a)........  217          10,928
Intuit, Inc.(a).................  215           5,882
McAfee, Inc.(a).................  100           2,908
Microsoft Corp. ................  6,127       170,759
Oracle Corp.(a).................  2,784        50,474
Red Hat, Inc.(a)................  126           2,889
Salesforce.com, Inc.(a).........  66            2,826
Symantec Corp.(a)...............  655          11,332
Synopsys, Inc.(a)...............  94            2,466
                                           ----------
                                              310,105
                                           ----------


SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------   ----------

SPECIALTY RETAIL -- 2.1%
Abercrombie & Fitch Co. ........  60       $    4,541
Advance Auto Parts, Inc. .......  80            3,084
American Eagle Outfitters,
  Inc. .........................  135           4,049
AutoNation, Inc.(a).............  121           2,570
AutoZone, Inc.(a)...............  38            4,869
Bed Bath & Beyond, Inc.(a)......  202           8,114
Best Buy Co., Inc. .............  272          13,252
CarMax, Inc.(a).................  146           3,583
Chico's FAS, Inc.(a)............  123           3,005
Circuit City Stores, Inc. ......  133           2,464
Foot Locker, Inc. ..............  107           2,520
Limited Brands..................  235           6,124
Lowe's Cos., Inc. ..............  1,079        33,978
O'Reilly Automotive, Inc.(a)....  77            2,549
Office Depot, Inc.(a)...........  188           6,606
PETsMART, Inc. .................  97            3,197
RadioShack Corp. ...............  93            2,514
Ross Stores, Inc. ..............  101           3,474
Staples, Inc. ..................  512          13,230
The Gap, Inc. ..................  433           7,452
The Home Depot, Inc. ...........  1,428        52,465
The Sherwin-Williams Co. .......  81            5,349
The TJX Cos., Inc. .............  326           8,789
Tiffany & Co. ..................  102           4,639
TravelCenters of America
  LLC(a)........................  4               154
Urban Outfitters, Inc.(a).......  78            2,068
Williams-Sonoma, Inc. ..........  62            2,198
                                           ----------
                                              206,837
                                           ----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Coach, Inc.(a)..................  257          12,863
Jones Apparel Group, Inc. ......  82            2,520
Liz Claiborne, Inc. ............  74            3,171
NIKE, Inc. (Class B)............  119          12,645
Polo Ralph Lauren Corp. ........  42            3,702
V. F. Corp. ....................  61            5,040
                                           ----------
                                               39,941
                                           ----------
THRIFTS & MORTGAGE FINANCE -- 1.3%
Astoria Financial Corp. ........  70            1,861
Countrywide Financial Corp. ....  413          13,893
Fannie Mae......................  672          36,678
Freddie Mac.....................  481          28,615
Hudson City Bancorp, Inc. ......  361           4,938
MGIC Investment Corp. ..........  65            3,830
New York Community Bancorp,
  Inc. .........................  185           3,254
People's Bank...................  42            1,865
PMI Group, Inc. ................  65            2,939
Radian Group, Inc. .............  59            3,238
Sovereign Bancorp, Inc. ........  211           5,368
Washington Mutual, Inc. ........  618          24,955
                                           ----------
                                              131,434
                                           ----------
TOBACCO -- 1.5%
Altria Group, Inc. .............  1,469       128,993
Loews Corp.-Carolina Group......  75            5,671
Reynolds American, Inc. ........  120           7,489
UST, Inc. ......................  112           6,494
                                           ----------
                                              148,647
                                           ----------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. ...................  94            3,295
W.W. Grainger, Inc. ............  56            4,325
                                           ----------
                                                7,620
                                           ----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
ALLTEL Corp. ...................  261          16,182
American Tower Corp.(a).........  292          11,374
Clearwire Corp. ................  17              348
Crown Castle International
  Corp.(a)......................  162           5,205
Leap Wireless International,
  Inc.(a).......................  34            2,243
NII Holdings, Inc.(a)...........  102           7,566
Sprint Nextel Corp. ............  2,026        38,413
Telephone & Data Systems,
  Inc. .........................  72            4,293
US Cellular Corp.(a)............  12              881
                                           ----------
                                               86,505
                                           ----------
TOTAL COMMON STOCKS --
(Cost $9,247,606)...............            9,751,743
                                           ----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class
  Prime Fund (Cost $24,824).....  24,824       24,824
                                           ----------
TOTAL INVESTMENTS -- 100.0%
(Cost $9,272,430)...............            9,776,567
OTHER ASSETS AND
  LIABILITIES -- 0.0%(c)........                4,378
                                           ----------
NET ASSETS -- 100.0%............           $9,780,945
                                           ==========




   (a) Non-income producing security
   (b) Affiliate issuer. See table below for more information.


                                     SHARES
                                 PURCHASED FOR    SHARES SOLD
                       NUMBER       THE NINE     FOR THE NINE     NUMBER
                     OF SHARES       MONTHS         MONTHS      OF SHARES
SECURITY              HELD AT        ENDED           ENDED       HELD AT
DESCRIPTION           6/30/06       3/31/07         3/31/07      3/31/07
-----------          ---------   -------------   ------------   ---------


State Street
  Corp. ...........      157            231           155          233
(Cost $14,557)
                                    REALIZED
                       INCOME         GAIN
                       EARNED      ON SHARES
                      FOR THE     SOLD DURING
                        NINE        THE NINE
                       MONTHS        MONTHS
SECURITY               ENDED         ENDED
DESCRIPTION           3/31/07       3/31/07
-----------          ---------   -------------

State Street
  Corp. ...........     $113         $1,064


   (c) Amount shown represents less than 0.05% of net assets.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------


COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 2.6%
Alliant Techsystems, Inc.
  (a)........................        1,211    $    106,471
General Dynamics Corp. ......       11,215         856,826
L-3 Communications Holdings,
  Inc. ......................        4,194         366,849
Lockheed Martin Corp. .......       11,268       1,093,221
Precision Castparts Corp. ...        4,599         478,526
Raytheon Co. ................       14,901         781,707
Rockwell Collins, Inc. ......        5,551         371,528
Spirit Aerosystems Holdings,
  Inc. (a)...................        1,954          62,235
United Technologies Corp. ...       30,724       1,997,060
                                              ------------
                                                 6,114,423
                                              ------------
AIR FREIGHT & LOGISTICS -- 1.3%
C.H. Robinson Worldwide,
  Inc. ......................        5,830         278,383
Expeditors International
  Washington, Inc. ..........        7,097         293,248
FedEx Corp. .................        9,522       1,022,948
United Parcel Service, Inc.
  (Class B)..................       20,345       1,426,185
                                              ------------
                                                 3,020,764
                                              ------------
AIRLINES -- 0.3%
Southwest Airlines Co. ......       26,106         383,758
UAL Corp. (a)................        3,477         132,717
US Airways Group, Inc. (a)...        2,066          93,962
                                              ------------
                                                   610,437
                                              ------------
AUTO COMPONENTS -- 0.1%
BorgWarner, Inc. ............        2,004         151,142
The Goodyear Tire & Rubber
  Co. (a)....................        5,077         158,351
                                              ------------
                                                   309,493
                                              ------------
AUTOMOBILES -- 0.4%
Ford Motor Co. ..............       62,069         489,724
Harley-Davidson, Inc. .......        8,626         506,778
                                              ------------
                                                   996,502
                                              ------------
BEVERAGES -- 2.2%
Anheuser-Busch Cos., Inc. ...       24,232       1,222,747
Brown-Forman Corp. ..........        2,169         142,200
Constellation Brands, Inc.
  (Class A) (a)..............        6,970         147,624
PepsiCo, Inc. ...............       55,591       3,533,364
The Pepsi Bottling Group,
  Inc. ......................        4,907         156,484
                                              ------------
                                                 5,202,419
                                              ------------
BIOTECHNOLOGY -- 3.0%
Amgen, Inc. (a)..............       39,023       2,180,605
Amylin Pharmaceuticals, Inc.
  (a)........................        3,978         148,618
Biogen Idec, Inc. (a)........       11,217         497,810
Celgene Corp. (a)............       12,410         651,028
Cephalon, Inc. (a)...........        2,060         146,693
Genentech, Inc. (a)..........       15,489       1,271,957
Genzyme Corp. (a)............        8,700         522,174
Gilead Sciences, Inc. (a)....       15,256       1,167,084
MedImmune, Inc. (a)..........        8,308         302,328
Millennium Pharmaceuticals,
  Inc. (a)...................       11,077         125,835
Vertex Pharmaceuticals, Inc.
  (a)........................        4,390         123,096
                                              ------------
                                                 7,137,228
                                              ------------
BUILDING PRODUCTS -- 0.2%
American Standard Cos.,
  Inc. ......................        5,593         296,541
Florida Rock Industries,
  Inc. ......................        1,780         119,776
                                              ------------
                                                   416,317
                                              ------------
CAPITAL MARKETS -- 1.6%
BlackRock, Inc. .............          688         107,541
E*TRADE Financial Corp. (a)..       14,340         304,295
Eaton Vance Corp. ...........        4,441         158,277
Franklin Resources, Inc. ....        5,702         688,973
Legg Mason, Inc. ............        4,359         410,661
Nuveen Investments, Inc. ....        2,753         130,217
SEI Investments Co. .........        2,495         150,274
State Street Corp.(b)........       11,094         718,337
T. Rowe Price Group, Inc. ...        8,778         414,234
TD Ameritrade Holding Corp.
  (a)........................        8,530         126,926
The Charles Schwab Corp. ....       34,442         629,944
                                              ------------
                                                 3,839,679
                                              ------------
CHEMICALS -- 1.0%
Celanese Corp. ..............        4,469         137,824
Ecolab, Inc. ................        6,330         272,190
Huntsman Corp. (a)...........        3,128          59,714
Monsanto Co. ................       18,064         992,797
Praxair, Inc. ...............       10,838         682,361
Sigma-Aldrich Corp. .........        3,794         157,527
The Mosaic Co. (a)...........        4,899         130,607
                                              ------------
                                                 2,433,020
                                              ------------
COMMERCIAL BANKS -- 0.1%
Commerce Bancorp, Inc. ......        6,447         215,201
                                              ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.9%
Allied Waste Industries, Inc.
  (a)........................       10,021         126,164
ChoicePoint, Inc. (a)........        2,585          96,757
Cintas Corp. ................        4,620         166,782
Dun & Bradstreet Corp. (a)...        2,075         189,240
Equifax, Inc. ...............        4,049         147,586
Manpower, Inc. ..............        2,811         207,367
Monster Worldwide, Inc. (a)..        4,002         189,575
Robert Half International,
  Inc. ......................        5,670         209,847
The Corporate Executive Board
  Co. .......................        1,379         104,749
Waste Management, Inc. ......       17,822         613,255
                                              ------------
                                                 2,051,322
                                              ------------
COMMUNICATIONS EQUIPMENT -- 4.1%
Avaya, Inc. (a)..............       15,120         178,567
Cisco Systems, Inc. (a)......      203,782       5,202,554
Corning, Inc. (a)............       52,249       1,188,142
Harris Corp. ................        4,639         236,357
JDS Uniphase Corp. (a).......        7,429         113,144
Juniper Networks, Inc. (a)...       18,943         372,798
QUALCOMM, Inc. ..............       55,263       2,357,520
                                              ------------
                                                 9,649,082
                                              ------------
COMPUTERS & PERIPHERALS -- 4.7%
Apple Computer, Inc. (a).....       28,831       2,678,688
Dell, Inc. (a)...............       67,121       1,557,879
Diebold, Inc. ...............        2,275         108,540
EMC Corp. (a)................       73,520       1,018,252
Hewlett-Packard Co. .........       90,649       3,638,651
Lexmark International, Inc.
  (a)........................        3,287         192,158
NCR Corp. (a)................        5,827         278,356
Network Appliance, Inc. (a)..       12,442         454,382
SanDisk Corp. (a)............        7,789         341,158
Sun Microsystems, Inc. (a)...      120,529         724,379
Western Digital Corp. (a)....        7,360         123,722
                                              ------------
                                                11,116,165
                                              ------------


SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------

CONSTRUCTION & ENGINEERING -- 0.2%
Fluor Corp. .................        2,914    $    261,444
Jacobs Engineering Group,
  Inc. (a)...................        4,052         189,026
KBR, Inc. (a)................          977          19,882
                                              ------------
                                                   470,352
                                              ------------
CONSTRUCTION MATERIALS -- 0.1%
Martin Marietta Materials,
  Inc. ......................        1,568         211,994
                                              ------------
CONSUMER FINANCE -- 1.2%
American Express Co. ........       35,479       2,001,016
AmeriCredit Corp. (a)........        3,783          86,479
First Marblehead Corp. ......        1,940          87,087
SLM Corp. ...................       13,748         562,293
                                              ------------
                                                 2,736,875
                                              ------------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp. ..................        3,658         167,719
Crown Holdings, Inc. (a).....        5,473         133,870
Pactiv Corp. (a).............        4,475         150,986
                                              ------------
                                                   452,575
                                              ------------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
Apollo Group, Inc. (a).......        4,992         219,149
H&R Block, Inc. .............       10,022         210,863
Weight Watchers
  International, Inc. .......        1,143          52,681
                                              ------------
                                                   482,693
                                              ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.8%
Cbot Holdings, Inc. (a)......        1,244         225,786
Chicago Mercantile Exchange
  Holdings, Inc. ............        1,075         572,394
IntercontinentalExchange,
  Inc. (a)...................        1,875         229,144
Leucadia National Corp. .....        5,600         164,752
Moody's Corp. ...............        7,976         494,991
Nymex Holdings, Inc. (a).....          202          27,424
NYSE Group, Inc. (a).........        1,830         171,562
                                              ------------
                                                 1,886,053
                                              ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%
Level 3 Communications, Inc.
  (a)........................       36,151         220,521
                                              ------------
ELECTRIC UTILITIES -- 0.1%
Allegheny Energy, Inc. (a)...        5,639         277,100
                                              ------------
ELECTRICAL EQUIPMENT -- 0.3%
AMETEK, Inc. ................        3,706         128,005
Rockwell Automation, Inc.
  (a)........................        4,887         292,585
Roper Industries, Inc. ......        3,098         170,018
                                              ------------
                                                   590,608
                                              ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
Agilent Technologies, Inc.
  (a)........................       13,409         451,749
Amphenol Corp. (Class A).....        2,933         189,384
CDW Corp. ...................        2,119         130,170
Jabil Circuit, Inc. .........        6,467         138,459
Molex, Inc. .................        4,500         126,900
Solectron Corp. (a)..........       28,829          90,811
                                              ------------
                                                 1,127,473
                                              ------------
ENERGY EQUIPMENT & SERVICES -- 4.0%
Baker Hughes, Inc. ..........       10,691         706,996
BJ Services Co. .............        9,699         270,602
Cameron International Corp.
  (a)........................        3,872         243,123
Diamond Offshore Drilling,
  Inc. ......................        2,150         174,043
ENSCO International, Inc. ...        5,097         277,277
FMC Technologies, Inc. (a)...        2,400         167,424
GlobalSantaFe Corp. .........        7,765         478,945
Grant Prideco, Inc. (a)......        4,298         214,212
Halliburton Co. .............       33,580       1,065,829
Nabors Industries, Ltd. (a)..        9,217         273,468
National-Oilwell Varco, Inc.
  (a)........................        5,829         453,438
Noble Corp. .................        4,500         354,060
Patterson-UTI Energy, Inc. ..        5,745         128,918
Pride International, Inc.
  (a)........................        5,762         173,436
Rowan Cos., Inc. ............        3,809         123,678
Schlumberger, Ltd. ..........       39,451       2,726,064
Smith International, Inc. ...        6,627         318,427
Transocean, Inc. (a).........        9,751         796,657
Weatherford International,
  Ltd. (a)...................       11,304         509,811
                                              ------------
                                                 9,456,408
                                              ------------
FOOD & STAPLES RETAILING -- 3.9%
Costco Wholesale Corp. ......       15,289         823,160
CVS Corp. ...................       50,927       1,738,648
Sysco Corp. .................       20,676         699,469
Wal-Mart Stores, Inc. .......       86,455       4,059,062
Walgreen Co. ................       33,832       1,552,551
Whole Foods Market, Inc. ....        4,868         218,330
                                              ------------
                                                 9,091,220
                                              ------------
FOOD PRODUCTS -- 0.8%
Archer-Daniels-Midland Co. ..       19,956         732,385
Bunge, Ltd. .................        3,955         325,180
Dean Foods Co. (a)...........        4,638         216,780
The Hershey Co. .............        5,364         293,196
Wm. Wrigley Jr., Co. ........        7,577         385,897
                                              ------------
                                                 1,953,438
                                              ------------
GAS UTILITIES -- 0.3%
Equitable Resources, Inc. ...        3,949         190,816
ONEOK, Inc. .................        3,374         151,830
Questar Corp. ...............        2,940         262,277
                                              ------------
                                                   604,923
                                              ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.4%
Bausch & Lomb, Inc. .........        1,948          99,660
Baxter International, Inc. ..       21,985       1,157,950
Beckman Coulter, Inc. .......        2,150         137,363
Becton, Dickinson & Co. .....        7,661         589,054
Biomet, Inc. ................        7,664         325,643
Boston Scientific Corp. (a)..       45,276         658,313
C.R. Bard, Inc. .............        3,535         281,068
Cytyc Corp. (a)..............        4,001         136,874
Dade Behring Holdings,
  Inc. ......................        3,000         131,550
Dentsply International,
  Inc. ......................        4,993         163,521
Hospira, Inc. (a)............        5,423         221,801
Intuitive Surgical, Inc.
  (a)........................        1,192         144,911
Medtronic, Inc. .............       38,648       1,896,071
St. Jude Medical, Inc. (a)...       11,724         440,940
Stryker Corp. ...............        9,302         616,909
Varian Medical Systems, Inc.
  (a)........................        4,504         214,796
Zimmer Holdings, Inc. (a)....        7,955         679,436
                                              ------------
                                                 7,895,860
                                              ------------
HEALTH CARE PROVIDERS & SERVICES -- 4.5%
Aetna, Inc. .................       17,210         753,626
AmerisourceBergen Corp. .....        6,287         331,639
Brookdale Senior Living,
  Inc. ......................        1,783          79,629
Cardinal Health, Inc. .......       13,364         974,904

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------

Community Health Systems,
  Inc. (a)...................        3,364    $    118,581
Coventry Health Care, Inc.
  (a)........................        5,261         294,879
DaVita, Inc. (a).............        3,599         191,899
Express Scripts, Inc. (Class
  A) (a).....................        3,794         306,252
Health Net, Inc. (a).........        4,035         217,123
Henry Schein, Inc. (a).......        3,111         171,665
Humana, Inc. (a).............        5,714         331,526
Laboratory Corp. of America
  Holdings (a)...............        4,227         307,007
Lincare Holdings, Inc. (a)...        2,939         107,714
Manor Care, Inc. ............        2,564         139,379
McKesson Corp. ..............        9,853         576,795
Medco Health Solutions, Inc.
  (a)........................        9,798         710,649
Omnicare, Inc. ..............        4,011         159,518
Patterson Cos., Inc. (a).....        4,551         161,515
Quest Diagnostics, Inc. .....        4,999         249,300
Triad Hospitals, Inc. (a)....        3,101         162,027
UnitedHealth Group, Inc. ....       45,064       2,387,040
Universal Health Services,
  Inc. (Class B).............        1,758         100,663
WellPoint, Inc. (a)..........       20,720       1,680,392
                                              ------------
                                                10,513,722
                                              ------------
HEALTH CARE TECHNOLOGY -- 0.1%
Cerner Corp. (a).............        1,980         107,811
IMS Health, Inc. ............        7,028         208,451
                                              ------------
                                                   316,262
                                              ------------
HOTELS RESTAURANTS & LEISURE -- 2.4%
Boyd Gaming Corp. ...........        1,929          91,897
Brinker International,
  Inc. ......................        4,303         140,708
Darden Restaurants, Inc. ....        4,647         191,410
Harrah's Entertainment,
  Inc. ......................        6,184         522,239
Hilton Hotels Corp. .........       12,009         431,844
International Game
  Technology.................       11,187         451,731
Las Vegas Sands Corp. (a)....        3,469         300,450
Marriott International, Inc.
  (Class A)..................       11,494         562,746
MGM Mirage, Inc. (a).........        3,972         276,133
Penn National Gaming, Inc.
  (a)........................        2,578         109,359
Starbucks Corp. (a)..........       25,137         788,296
Starwood Hotels & Resorts
  Worldwide, Inc. ...........        7,049         457,128
Station Casinos, Inc. .......        1,533         132,712
Wendy's International,
  Inc. ......................        3,376         105,669
Wyndham Worldwide Corp. (a)..        6,946         237,206
Wynn Resorts, Ltd. ..........        2,661         252,422
Yum! Brands, Inc. ...........        8,822         509,559
                                              ------------
                                                 5,561,509
                                              ------------
HOUSEHOLD DURABLES -- 0.7%
Centex Corp. ................        4,113         171,841
D.R. Horton, Inc. ...........        9,482         208,604
Fortune Brands, Inc. ........        5,010         394,888
Garmin, Ltd. ................        3,855         208,748
Harman International
  Industries, Inc. ..........        2,244         215,604
Lennar Corp. (Class A).......        4,761         200,962
Pulte Homes, Inc. ...........        7,369         194,984
Toll Brothers, Inc. (a)......        4,521         123,785
                                              ------------
                                                 1,719,416
                                              ------------
HOUSEHOLD PRODUCTS -- 3.6%
Colgate-Palmolive Co. .......       17,303       1,155,667
Energizer Holdings, Inc.
  (a)........................        1,871         159,652
Procter & Gamble Co. ........      106,317       6,714,982
The Clorox Co. ..............        4,994         318,068
                                              ------------
                                                 8,348,369
                                              ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.6%
Constellation Energy Group,
  Inc. ......................        5,867         510,136
Mirant Corp. (a).............        8,418         340,592
The AES Corp. (a)............       21,812         469,394
                                              ------------
                                                 1,320,122
                                              ------------
INDUSTRIAL CONGLOMERATES -- 0.8%
3M Co. ......................       22,577       1,725,560
McDermott International, Inc.
  (a)........................        3,802         186,222
                                              ------------
                                                 1,911,782
                                              ------------
INSURANCE -- 3.5%
AFLAC, Inc. .................       16,770         789,196
Arch Capital Group, Ltd.
  (a)........................        1,450          98,905
Assurant, Inc. ..............        3,415         183,146
Axis Capital Holdings,
  Ltd. ......................        4,943         167,370
Berkshire Hathaway, Inc.
  (Class A) (a)..............           35       3,814,650
Brown & Brown, Inc. .........        4,000         108,200
First American Corp. ........        2,963         150,283
Markel Corp. (a).............          340         164,842
Principal Financial Group,
  Inc. ......................        8,965         536,735
Prudential Financial, Inc. ..       16,009       1,444,972
The Progressive Corp. .......       23,273         507,817
WR Berkley Corp. ............        6,000         198,720
                                              ------------
                                                 8,164,836
                                              ------------
INTERNET & CATALOG RETAIL -- 0.6%
Amazon.com, Inc. (a).........        9,906         394,160
Expedia, Inc. (a)............        7,744         179,506
IAC/InterActiveCorp (a)......        6,820         257,182
Liberty Media Holding
  Corp. --
Interactive (Class A) (a)....       21,885         521,301
                                              ------------
                                                 1,352,149
                                              ------------
INTERNET SOFTWARE & SERVICES -- 2.7%
Akamai Technologies, Inc.
  (a)........................        5,355         267,322
eBay, Inc. (a)...............       34,865       1,155,775
Google, Inc. (Class A) (a)...        7,591       3,477,892
VeriSign, Inc. (a)...........        8,509         213,746
Yahoo!, Inc. (a).............       42,622       1,333,642
                                              ------------
                                                 6,448,377
                                              ------------
IT SERVICES -- 2.4%
Accenture, Ltd. (Class A)....       19,773         762,051
Affiliated Computer Services,
  Inc. (a)...................        3,088         181,821
Alliance Data Systems Corp.
  (a)........................        2,333         143,760
Automatic Data Processing,
  Inc. ......................       18,436         892,302
Ceridian Corp. (a)...........        4,823         168,033
Checkfree Corp. (a)..........        2,683          99,513
Cognizant Technology
  Solutions Corp. (a)........        4,760         420,165
DST Systems, Inc. (a)........        1,769         133,029
Fidelity National Information
  Services, Inc. ............        9,419         428,188
First Data Corp. ............       25,092         674,975
Fiserv, Inc. (a).............        5,820         308,809
Global Payments, Inc. .......        2,860          97,412
Iron Mountain, Inc. (a)......        6,013         157,120

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------

Mastercard, Inc. ............        2,065    $    219,386
Paychex, Inc. ...............       11,205         424,333
The Western Union Co. .......       25,440         558,408
Total System Services,
  Inc. ......................        1,338          42,615
                                              ------------
                                                 5,711,920
                                              ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.7%
Applera Corp. -- Applied
  Biosystems Group...........        6,361         188,095
Charles River Laboratories
International, Inc. (a)......        2,363         109,312
Covance, Inc. (a)............        2,239         132,862
Invitrogen Corp. (a).........        1,615         102,795
Millipore Corp. (a)..........        1,811         131,243
Pharmaceutical Product
  Development, Inc. .........        3,732         125,731
Thermo Electron Corp. (a)....       13,512         631,686
Waters Corp. (a).............        3,407         197,606
                                              ------------
                                                 1,619,330
                                              ------------
MACHINERY -- 2.1%
Caterpillar, Inc. ...........       21,586       1,446,910
Cummins, Inc. ...............        1,636         236,762
Danaher Corp. ...............        8,023         573,243
Donaldson Co., Inc. .........        2,609          94,185
Illinois Tool Works, Inc. ...       16,259         838,965
ITT Industries, Inc. ........        6,210         374,587
Joy Global, Inc. ............        3,587         153,882
Oshkosh Truck Corp. .........        2,482         131,546
PACCAR, Inc. ................        8,331         611,495
Pall Corp. ..................        3,955         150,290
Terex Corp. (a)..............        3,484         250,012
                                              ------------
                                                 4,861,877
                                              ------------
MEDIA -- 6.6%
Cablevision Systems Corp.
  (Class A)..................        7,392         224,939
Clear Channel Communications,
  Inc. ......................       14,962         524,268
Clear Channel Outdoor
  Holdings, Inc. (a).........        1,302          34,256
Comcast Corp. (Class A) (a)..       99,703       2,587,293
Discovery Holding Co. (Class
  A) (a).....................        9,574         183,151
EchoStar Communications Corp.
  (Class A) (a)..............        7,049         306,138
EW Scripps Co. ..............        2,929         130,868
Getty Images, Inc. (a).......        1,726          83,935
Lamar Advertising Co. (a)....        2,552         160,699
Liberty Global, Inc. (Class
  A) (a).....................       13,322         438,693
Liberty Media Holding
  Corp. -- Capital (Series A)
  (a)........................        4,661         515,460
News Corp. (Class A).........       78,873       1,823,544
Omnicom Group, Inc. .........        5,681         581,621
R.H. Donnelley Corp. ........        2,483         176,020
Sirius Satellite Radio, Inc.
  (a)........................       43,816         140,211
The DIRECTV Group, Inc. (a)..       26,863         619,729
The McGraw-Hill Cos., Inc. ..       11,735         737,897
The Walt Disney Co. .........       65,072       2,240,429
The Washington Post Co. .....          196         149,646
Time Warner, Inc. ...........      133,572       2,634,040
Viacom, Inc. (a).............       20,473         841,645
Virgin Media, Inc. ..........        8,800         222,200
XM Satellite Radio Holdings,
  Inc.
(Class A) (a)................       10,481         135,414
                                              ------------
                                                15,492,096
                                              ------------
METALS & MINING -- 1.1%
Allegheny Technologies,
  Inc. ......................        3,172         338,421
Freeport-McMoRan Copper &
  Gold, Inc. ................       12,540         830,023
Newmont Mining Corp. ........       14,147         594,032
Nucor Corp. .................        9,144         595,549
Titanium Metals Corp. (a)....        4,483         160,850
                                              ------------
                                                 2,518,875
                                              ------------
MULTI-UTILITIES -- 0.2%
PG&E Corp. ..................       11,790         569,103
                                              ------------
MULTILINE RETAIL -- 1.9%
Dollar General Corp. ........       10,796         228,335
Dollar Tree Stores, Inc.
  (a)........................        3,650         139,576
Family Dollar Stores, Inc. ..        4,896         145,019
Federated Department Stores,
  Inc. ......................       17,524         789,456
J. C. Penney Co., Inc. ......        6,564         539,298
Kohl's Corp. (a).............        9,737         745,952
Nordstrom, Inc. .............        7,234         382,968
Target Corp. ................       25,979       1,539,516
                                              ------------
                                                 4,510,120
                                              ------------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp. (a)..............       31,747         536,207
                                              ------------
OIL, GAS & CONSUMABLE FUELS -- 3.7%
Anadarko Petroleum Corp. ....       15,276         656,562
Apache Corp. ................       10,941         773,529
Arch Coal, Inc. .............        5,052         155,046
Chesapeake Energy Corp. .....       14,794         456,839
CNX Gas Corp. (a)............          980          27,763
CONSOL Energy, Inc. .........        6,415         251,019
Devon Energy Corp. ..........       13,990         968,388
Energy Transfer Equity LP....        4,056         148,855
EOG Resources, Inc. .........        8,043         573,788
Murphy Oil Corp. ............        5,861         312,977
Newfield Exploration Co.
  (a)........................        4,522         188,613
Peabody Energy Corp. ........        8,883         357,452
Pioneer Natural Resources
  Co. .......................        4,083         176,018
Plains Exploration &
  Production Co. (a).........        2,469         111,451
Pogo Producing Co. ..........        1,826          87,831
Range Resources Corp. .......        4,789         159,953
Southwestern Energy Co. (a)..        5,800         237,684
Sunoco, Inc. ................        4,074         286,972
The Williams Cos., Inc. .....       19,572         557,019
Ultra Petroleum Corp. (a)....        5,100         270,963
Valero Energy Corp. .........       20,199       1,302,633
XTO Energy, Inc. ............       12,129         664,790
                                              ------------
                                                 8,726,145
                                              ------------
PERSONAL PRODUCTS -- 0.3%
Avon Products, Inc. .........       14,802         551,523
The Estee Lauder Cos., Inc.
  (Class A)..................        4,327         211,374
                                              ------------
                                                   762,897
                                              ------------
PHARMACEUTICALS -- 4.7%
Abraxis BioScience, Inc.
  (a)........................          807          21,555
Allergan, Inc. ..............        5,033         557,757
Barr Pharmaceuticals, Inc.
  (a)........................        3,608         167,231

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------

Endo Pharmaceuticals
  Holdings, Inc. (a).........        4,649    $    136,681
Forest Laboratories, Inc.
  (a)........................       10,544         542,383
Johnson & Johnson............       97,076       5,849,800
Mylan Laboratories, Inc. ....        8,206         173,475
Schering-Plough Corp. .......       49,269       1,256,852
Sepracor, Inc. (a)...........        3,805         177,427
Warner Chilcott, Ltd. (a)....        2,456          36,373
Wyeth........................       44,628       2,232,739
                                              ------------
                                                11,152,273
                                              ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.1%
Boston Properties, Inc. .....        3,885         456,099
CapitalSource, Inc. .........        4,357         109,491
General Growth Properties,
  Inc. ......................        7,538         486,729
ProLogis.....................        8,138         528,400
Simon Property Group, Inc. ..        7,367         819,579
SL Green Realty Corp. .......        1,906         261,465
                                              ------------
                                                 2,661,763
                                              ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
Brookfield Properties
  Corp. .....................        4,258         171,597
CB Richard Ellis Group, Inc.
  (Class A) (a)..............        6,732         230,100
Realogy Corp. (a)............        7,152         211,771
The St. Joe Co. .............        2,503         130,932
                                              ------------
                                                   744,400
                                              ------------
ROAD & RAIL -- 0.4%
Hertz Global Holdings, Inc.
  (a)........................        3,052          72,332
J.B. Hunt Transport Services,
  Inc. ......................        3,756          98,558
Norfolk Southern Corp. ......       13,225         669,185
                                              ------------
                                                   840,075
                                              ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 3.3%
Advanced Micro Devices, Inc.
  (a)........................       18,870         246,442
Altera Corp. (a).............       11,949         238,861
Analog Devices, Inc. ........       11,147         384,460
Applied Materials, Inc. .....       46,046         843,563
Broadcom Corp. (Class A)
  (a)........................       14,969         480,056
International Rectifier Corp.
  (a)........................        2,473          94,493
Intersil Corp. (Class A).....        4,907         129,986
KLA-Tencor Corp. ............        6,698         357,137
Lam Research Corp. (a).......        4,945         234,096
Linear Technology Corp. .....        9,915         313,215
LSI Logic Corp. (a)..........       25,591         267,170
Marvell Technology Group,
  Ltd. (a)...................       15,976         268,557
Maxim Integrated Products,
  Inc. ......................       10,637         312,728
MEMC Electronic Materials,
  Inc. (a)...................        5,717         346,336
Microchip Technology, Inc. ..        7,316         259,938
Micron Technology, Inc. (a)..       24,673         298,050
National Semiconductor
  Corp. .....................       10,543         254,508
Novellus Systems, Inc. (a)...        4,408         141,144
NVIDIA Corp. (a).............       11,681         336,179
Teradyne, Inc. (a)...........        6,078         100,530
Texas Instruments, Inc. .....       49,604       1,493,080
Xilinx, Inc. ................       10,988         282,721
                                              ------------
                                                 7,683,250
                                              ------------
SOFTWARE -- 6.3%
Activision, Inc. (a).........        9,671         183,169
Adobe Systems, Inc. (a)......       19,622         818,237
Autodesk, Inc. (a)...........        7,723         290,385
BEA Systems, Inc. (a)........       13,695         158,725
BMC Software, Inc. (a).......        6,656         204,938
CA, Inc. ....................       13,797         357,480
Citrix Systems, Inc. (a).....        6,357         203,615
Electronic Arts, Inc. (a)....       10,562         531,902
Intuit, Inc. (a).............       10,578         289,414
McAfee, Inc. (a).............        5,522         160,580
Microsoft Corp. .............      293,194       8,171,317
Oracle Corp. (a).............      133,560       2,421,443
Red Hat, Inc. (a)............        6,546         150,100
Salesforce.com, Inc. (a).....        2,984         127,775
Symantec Corp. (a)...........       30,775         532,407
Synopsys, Inc. (a)...........        4,639         121,681
                                              ------------
                                                14,723,168
                                              ------------
SPECIALTY RETAIL -- 3.9%
Abercrombie & Fitch Co. .....        2,959         223,937
Advance Auto Parts, Inc. ....        3,679         141,825
American Eagle Outfitters,
  Inc. ......................        6,670         200,033
AutoNation, Inc. (a).........        5,497         116,756
AutoZone, Inc. (a)...........        1,701         217,966
Bed Bath & Beyond, Inc. (a)..        9,499         381,575
Best Buy Co., Inc. ..........       13,244         645,248
CarMax, Inc. (a).............        7,514         184,394
Chico's FAS, Inc. (a)........        6,295         153,787
Foot Locker, Inc. ...........        5,555         130,820
Lowe's Cos., Inc. ...........       51,079       1,608,478
O'Reilly Automotive, Inc.
  (a)........................        3,988         132,003
Office Depot, Inc. (a).......        9,228         324,272
PETsMART, Inc. ..............        4,863         160,285
RadioShack Corp. ............        4,313         116,580
Ross Stores, Inc. ...........        4,973         171,071
Staples, Inc. ...............       24,369         629,695
The Gap, Inc. ...............       19,607         337,436
The Home Depot, Inc. ........       68,291       2,509,011
The TJX Cos., Inc. ..........       15,113         407,447
Tiffany & Co. ...............        4,456         202,659
Urban Outfitters, Inc. (a)...        4,175         110,679
Williams-Sonoma, Inc. .......        3,017         106,983
                                              ------------
                                                 9,212,940
                                              ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
Coach, Inc. (a)..............       12,331         617,167
Liz Claiborne, Inc. .........        3,604         154,431
NIKE, Inc. (Class B).........        5,485         582,836
Polo Ralph Lauren Corp. .....        2,087         183,969
                                              ------------
                                                 1,538,403
                                              ------------
THRIFTS & MORTGAGE FINANCE -- 0.4%
Countrywide Financial
  Corp. .....................       19,677         661,934
Hudson City Bancorp, Inc. ...       17,052         233,272
                                              ------------
                                                   895,206
                                              ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. ................        4,957         173,743
                                              ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.4%
American Tower Corp. (a).....       14,162         551,610
Clearwire Corp. .............          631          12,917
Crown Castle International
  Corp. (a)..................        7,208         231,593
Leap Wireless International,
  Inc. (a)...................        1,574         103,852
NII Holdings, Inc. (a).......        4,842         359,179
Sprint Nextel Corp. .........       96,835       1,835,992

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------

Telephone & Data Systems,
  Inc. ......................        3,555    $    211,949
US Cellular Corp. (a)........          488          35,844
                                              ------------
                                                 3,342,936
                                              ------------
TOTAL COMMON STOCKS --
  (Cost 215,209,328).........                  234,503,416
                                              ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment
  Class Prime Fund
  (Cost 574,815).............      574,815         574,815
                                              ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost 215,784,143).........                  235,078,231
OTHER ASSETS AND
  LIABILITIES -- (0.1)%......                     (268,015)
                                              ------------
NET ASSETS -- 100.0%.........                 $234,810,216
                                              ============




(a) Non-income producing security
(b) Affiliate issuer. See table below for more information.


                                     SHARES
                                 PURCHASED FOR    SHARES SOLD
                       NUMBER       THE NINE     FOR THE NINE     NUMBER
                     OF SHARES       MONTHS         MONTHS      OF SHARES
SECURITY              HELD AT        ENDED           ENDED       HELD AT
DESCRIPTION           6/30/06       3/31/07         3/31/07      3/31/07
-----------          ---------   -------------   ------------   ---------


State Street
  Corp. ...........     7,561         5,414          1,881        11,094
(Cost $652,758)
                       INCOME       REALIZED
                       EARNED       GAIN ON
                      FOR THE     SHARES SOLD
                        NINE       DURING THE
                       MONTHS     NINE MONTHS
SECURITY               ENDED         ENDED
DESCRIPTION           3/31/07       3/31/07
-----------          ---------   -------------

State Street
  Corp. ...........    $5,664        $5,005

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------


COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 1.8%
Boeing Co. ....................     13,620   $  1,210,954
Goodrich Corp. ................      2,474        127,362
Honeywell International,
  Inc. ........................     14,005        645,070
Northrop Grumman Corp. ........      6,162        457,344
                                             ------------
                                                2,440,730
                                             ------------
AIRLINES -- 0.1%
AMR Corp. (a)..................      4,322        131,605
                                             ------------
AUTO COMPONENTS -- 0.3%
Johnson Controls, Inc. ........      3,774        357,096
AUTOMOBILES -- 0.2%
General Motors Corp. ..........      9,387        287,618
                                             ------------
BEVERAGES -- 1.6%
Coca-Cola Enterprises, Inc. ...      5,308        107,487
Molson Coors Brewing Co. ......      1,352        127,926
The Coca-Cola Co. .............     40,877      1,962,096
                                             ------------
                                                2,197,509
                                             ------------
BUILDING PRODUCTS -- 0.2%
Masco Corp. ...................      7,636        209,226
USG Corp.(a)...................      1,381         64,465
                                             ------------
                                                  273,691
                                             ------------
CAPITAL MARKETS -- 5.2%
A.G. Edwards, Inc. ............      1,376         95,192
AllianceBernstein Holding LP...        502         44,427
Ameriprise Financial, Inc. ....      4,200        239,988
Federated Investors, Inc. .....      1,920         70,502
Goldman Sachs Group, Inc. .....      7,152      1,477,818
Janus Capital Group, Inc. .....      3,896         81,465
Lehman Brothers Holdings,
  Inc. ........................     10,355        725,575
Mellon Financial Corp. ........      7,964        343,567
Merrill Lynch & Co., Inc. .....     16,001      1,306,802
Morgan Stanley.................     18,514      1,458,163
Northern Trust Corp. ..........      3,743        225,104
The Bank of New York Co.,
  Inc. ........................     14,470        586,758
The Bear Stearns Cos., Inc. ...      2,351        353,473
                                             ------------
                                                7,008,834
                                             ------------
CHEMICALS -- 2.1%
Air Products & Chemicals,
  Inc. ........................      3,874        286,521
Ashland, Inc. .................      1,001         65,666
E. I. du Pont de Nemours &
  Co. .........................     17,701        874,960
Eastman Chemical Co. ..........      1,580        100,061
International Flavors &
  Fragrances, Inc. ............      1,488         70,263
Lubrizol Corp. ................      1,352         69,669
Lyondell Chemical Co. .........      4,204        125,994
PPG Industries, Inc. ..........      3,127        219,859
Rohm & Haas Co. ...............      2,733        141,351
The Dow Chemical Co. ..........     18,486        847,768
                                             ------------
                                                2,802,112
                                             ------------
COMMERCIAL BANKS -- 7.7%
Associated Bancorp.............      2,283         76,709
BB&T Corp. ....................     10,290        422,096
City National Corp. ...........        781         57,482
Colonial BancGroup, Inc. ......      2,852         70,587
Comerica, Inc. ................      3,008        177,833
Commerce Bancshares, Inc. .....      1,255         60,629
Compass Bancshares, Inc. ......      2,486        171,037
Fifth Third Bancorp............      9,013        348,713
First Horizon National Corp. ..      2,381         98,883
Huntington Bancshares, Inc. ...      4,272         93,343
Keycorp........................      7,748        290,318
M&T Bank Corp. ................      1,573        182,201
Marshall & Ilsley Corp. .......      4,678        216,638
National City Corp. ...........     11,358        423,085
PNC Financial Services Group...      6,715        483,279
Popular, Inc. .................      4,718         78,130
Regions Financial Corp. .......     14,047        496,842
Sky Financial Group, Inc. .....      2,252         60,489
SunTrust Banks, Inc. ..........      6,782        563,177
Synovus Financial Corp. .......      5,210        168,491
TCF Financial Corp. ...........      2,483         65,452
TD Banknorth, Inc. ............      1,598         51,392
U.S. Bancorp...................     33,700      1,178,489
UnionBanCal Corp. .............      1,027         65,132
Valley National Bancorp........      2,048         51,712
Wachovia Corp. ................     36,650      2,017,582
Wells Fargo & Co. .............     60,615      2,086,974
Zions Bancorp..................      2,039        172,336
                                             ------------
                                               10,229,031
                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.4%
Avery Dennison Corp.(a)........      1,822        117,082
Pitney Bowes, Inc. ............      4,306        195,449
R.R. Donnelley & Sons Co. .....      4,085        149,470
Republic Services, Inc. .......      3,404         94,686
                                             ------------
                                                  556,687
                                             ------------
COMMUNICATIONS EQUIPMENT -- 0.7%
Motorola, Inc. ................     46,391        819,729
Tellabs, Inc.(a)...............      7,351         72,775
                                             ------------
                                                  892,504
                                             ------------
COMPUTERS & PERIPHERALS -- 2.2%
International Business Machines
  Corp. .......................     28,897      2,723,831
Seagate Technology.............     10,653        248,215
                                             ------------
                                                2,972,046
                                             ------------
CONSTRUCTION MATERIALS -- 0.1%
Vulcan Materials Co. ..........      1,604        186,834
                                             ------------
CONSUMER FINANCE -- 0.5%
Capital One Financial Corp. ...      7,900        596,134
Student Loan Corp. ............        100         18,592
                                             ------------
                                                  614,726
                                             ------------
CONTAINERS & PACKAGING -- 0.3%
Bemis Co., Inc. ...............      2,143         71,555
Sealed Air Corp. ..............      2,966         93,726
Smurfit-Stone Container
  Corp.(a).....................      5,172         58,237
Sonoco Products Co. ...........      2,025         76,099
Temple-Inland, Inc. ...........      2,157        128,859
                                             ------------
                                                  428,476
                                             ------------

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------

DISTRIBUTORS -- 0.1%
Genuine Parts Co. .............      3,292   $    161,308
                                             ------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
The Service Master Co. ........      5,776         88,893
                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 9.5%
Bank of America Corp. .........     86,312      4,403,638
CIT Group, Inc. ...............      3,833        202,842
Citigroup, Inc. ...............     95,474      4,901,635
JPMorgan Chase & Co. ..........     66,736      3,228,688
                                             ------------
                                               12,736,803
                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.7%
AT&T, Inc. ....................    120,353      4,745,519
                                             ------------
CenturyTel, Inc. ..............      2,150         97,158
Citizens Communications Co. ...      5,829         87,144
Embarq Corp. ..................      2,758        155,413
Qwest Communications
  International, Inc.(a).......     29,706        267,057
Verizon Communications, Inc. ..     55,645      2,110,058
Windstream Corp.(a)............      8,811        129,434
                                             ------------
                                                7,591,783
                                             ------------
ELECTRIC UTILITIES -- 3.6%
American Electric Power Co.,
  Inc. ........................      7,579        369,476
DPL, Inc. .....................      2,085         64,823
Duke Energy Corp. .............     24,111        489,212
Edison International...........      5,782        284,070
Entergy Corp. .................      4,031        422,933
Exelon Corp. ..................     12,831        881,618
FirstEnergy Corp. .............      6,102        404,196
FPL Group, Inc. ...............      7,156        437,732
Northeast Utilities............      3,046         99,817
Pepco Holdings, Inc. ..........      3,726        108,129
Pinnacle West Capital Corp. ...      1,923         92,785
PPL Corp. .....................      7,327        299,674
Progress Energy, Inc. .........      4,897        247,005
Reliant Energy, Inc.(a)........      6,478        131,633
The Southern Co. ..............     14,309        524,425
                                             ------------
                                                4,857,528
                                             ------------
ELECTRICAL EQUIPMENT -- 0.7%
Cooper Industries, Ltd. .......      3,684        165,743
Emerson Electric Co. ..........     15,421        664,491
Hubbell, Inc. (Class B)........      1,026         49,494
                                             ------------
                                                  879,728
                                             ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
Arrow Electronics, Inc.(a).....      2,379         89,807
Avnet, Inc.(a).................      2,800        101,192
Ingram Micro, Inc. (Class
  A)(a)........................      2,621         50,612
                                             ------------
                                                  241,611
                                             ------------
FOOD & STAPLES RETAILING -- 0.6%
Safeway, Inc. .................      8,427        308,765
SUPERVALU, Inc. ...............      3,984        155,655
The Kroger Co. ................     12,814        361,996
                                             ------------
                                                  826,416
                                             ------------
FOOD PRODUCTS -- 1.5%
Campbell Soup Co. .............      4,756        185,246
ConAgra Foods, Inc. ...........      9,920        247,107
General Mills, Inc. ...........      6,566        382,273
H.J. Heinz Co. ................      6,051        285,123
Hormel Foods Corp. ............      1,464         54,446
Kellogg Co. ...................      4,779        245,784
Kraft Foods, Inc. .............      4,708        149,055
McCormick & Co., Inc. .........      2,269         87,402
Sara Lee Corp. ................     13,801        233,513
Smithfield Foods, Inc.(a)......      2,132         63,854
Tyson Foods, Inc. (Class A)....      5,337        103,591
                                             ------------
                                                2,037,394
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Hillenbrand Industries, Inc. ..      1,130         67,088
                                             ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.3%
CIGNA Corp. ...................      2,026        289,029
Tenet Healthcare Corp.(a)......      9,462         60,841
                                             ------------
                                                  349,870
                                             ------------
HOTELS RESTAURANTS & LEISURE -- 1.1%
Carnival Corp. ................      8,066        377,973
McDonald's Corp. ..............     23,145      1,042,682
Royal Caribbean Cruises,
  Ltd. ........................      2,497        105,273
                                             ------------
                                                1,525,928
                                             ------------
HOUSEHOLD DURABLES -- 0.5%
Black & Decker Corp. ..........      1,328        108,391
KB HOME........................      1,485         63,365
Leggett & Platt, Inc. .........      3,325         75,378
Mohawk Industries, Inc.(a).....      1,000         82,050
Newell Rubbermaid, Inc.........      5,324        165,523
The Stanley Works..............      1,480         81,933
Whirlpool Corp. ...............      1,489        126,431
                                             ------------
                                                  703,071
                                             ------------
HOUSEHOLD PRODUCTS -- 0.5%
Kimberly-Clark Corp. ..........      8,774        600,931
                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.6%
Dynegy, Inc. (Class A)(a)......      7,700         71,302
NRG Energy, Inc.(a)............      2,337        168,357
TXU Corp. .....................      8,839        566,580
                                             ------------
                                                  806,239
                                             ------------
INDUSTRIAL CONGLOMERATES -- 6.3%
General Electric Co. ..........    197,363      6,978,756
Textron, Inc. .................      2,045        183,641
Tyco International, Ltd. ......     37,937      1,196,912
                                             ------------
                                                8,359,309
                                             ------------
INSURANCE -- 7.2%
ACE, Ltd. .....................      6,222        355,027
Ambac Financial Group, Inc. ...      2,043        176,495
American International Group,
  Inc. ........................     43,784      2,943,160
Aon Corp. .....................      5,206        197,620
Arthur J. Gallagher & Co. .....      1,814         51,391

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------

Chubb Corp. ...................      7,945   $    410,518
Cincinnati Financial Corp. ....      2,848        120,755
CNA Financial Corp.(a).........        509         21,933
Conseco, Inc.(a)...............      3,147         54,443
Everest Re Group, Ltd. ........      1,244        119,635
Fidelity National Title Group,
  Inc. ........................      4,167        100,050
Genworth Financial, Inc. (Class
  A)...........................      8,682        303,349
Lincoln National Corp. ........      5,323        360,846
Loews Corp. ...................      8,936        405,962
Marsh & McLennan Cos., Inc. ...     10,530        308,424
MBIA, Inc. ....................      2,498        163,594
MetLife, Inc. .................      8,890        561,404
Nationwide Financial Services,
  Inc. (Class A)...............      1,029         55,422
Old Republic International
  Corp. .......................      3,936         87,064
Protective Life Corp. .........      1,200         52,848
SAFECO Corp. ..................      2,170        144,153
The Allstate Corp. ............     12,029        722,462
The Hartford Financial Services
  Group, Inc. .................      6,137        586,574
The St. Paul Travelers Cos.,
  Inc. ........................     13,052        675,702
Torchmark Corp. ...............      1,825        119,702
Transatlantic Holdings, Inc. ..        530         34,514
Unitrin, Inc. .................        803         37,797
UnumProvident Corp. ...........      6,725        154,877
White Mountains Insurance
  Group, Ltd. .................        130         73,645
XL Capital, Ltd. (Class A).....      3,445        241,012
                                             ------------
                                                9,640,378
                                             ------------
IT SERVICES -- 0.4%
Computer Sciences Corp.(a).....      3,209        167,285
Electronic Data Systems
  Corp. .......................      9,978        276,191
Sabre Holdings Corp. (Class
  A)...........................      2,401         78,633
                                             ------------
                                                  522,109
                                             ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Brunswick Corp. ...............      1,713         54,559
Eastman Kodak Co. .............      5,483        123,697
Hasbro, Inc. ..................      2,757         78,905
Mattel, Inc. ..................      7,363        202,998
                                             ------------
                                                  460,159
                                             ------------
MACHINERY -- 1.1%
Deere & Co. ...................      4,393        477,255
Dover Corp. ...................      3,960        193,288
Eaton Corp. ...................      2,838        237,143
Ingersoll-Rand Co., Ltd. (Class
  A)...........................      5,935        257,401
Parker-Hannifin Corp. .........      2,174        187,638
Pentair, Inc. .................      2,036         63,442
SPX Corp. .....................      1,058         74,272
                                             ------------
                                                1,490,439
                                             ------------
MEDIA -- 0.9%
CBS Corp. .....................     13,273        406,021
Gannett Co., Inc. .............      4,519        254,375
Idearc, Inc. ..................      2,921        102,527
The Interpublic Group of Cos.,
  Inc.(a)......................      8,995        110,728
The New York Times Co. (Class
  A)...........................      2,932         68,931
Time Warner Cable, Inc.(a).....      3,000        112,410
Tribune Co. ...................      2,633         84,546
                                             ------------
                                                1,139,538
                                             ------------
METALS & MINING -- 0.7%
Alcoa, Inc. ...................     16,755        567,994
Southern Copper Corp. .........      1,363         97,673
United States Steel Corp. .....      2,276        225,711
                                             ------------
                                                  891,378
                                             ------------
MULTI-UTILITIES -- 2.3%
Alliant Energy Corp. ..........      2,275        101,965
Ameren Corp. ..................      3,880        195,164
CenterPoint Energy, Inc. ......      5,218         93,611
Consolidated Edison, Inc. .....      4,894        249,888
Dominion Resources, Inc. ......      6,767        600,707
DTE Energy Co. ................      3,403        163,004
Energy East Corp. .............      2,836         69,085
Integrys Energy Group Inc......      1,400         77,714
KeySpan Corp. .................      3,395        139,704
MDU Resources Group, Inc. .....      3,335         95,848
NiSource, Inc. ................      5,313        129,850
NSTAR..........................      2,043         71,750
Public Service Enterprise
  Group, Inc. .................      4,800        398,592
SCANA Corp. ...................      1,930         83,318
Sempra Energy..................      4,416        269,420
TECO Energy, Inc. .............      3,767         64,830
Wisconsin Energy Corp. ........      2,262        109,752
Xcel Energy, Inc. .............      7,708        190,310
                                             ------------
                                                3,104,512
                                             ------------
MULTILINE RETAIL -- 0.2%
Sears Holdings Corp.(a)........      1,810        326,090
                                             ------------
OIL, GAS & CONSUMABLE FUELS -- 12.6%
Chevron Corp. .................     42,214      3,122,148
ConocoPhillips.................     29,172      1,993,906
El Paso Corp. .................     13,547        196,025
Enbridge Energy Partners LP....      1,000         55,890
Energy Transfer Partners LP....      1,542         89,837
Enterprise Products Partners
  LP...........................      5,349        170,098
Exxon Mobil Corp. .............    109,285      8,245,553
Hess Corp. ....................      5,478        303,865
Kinder Morgan Energy Partners
  LP...........................      2,824        148,768
Kinder Morgan, Inc. ...........      2,100        223,545
Marathon Oil Corp. ............      6,716        663,742
Noble Energy, Inc. ............      3,304        197,084
Occidental Petroleum Corp. ....     16,417        809,522
ONEOK Partners LP..............        818         55,215
Plains All American Pipeline
  LP...........................      1,500         86,415
Spectra Energy Corp. ..........     12,005        315,371
Tesoro Corp. ..................      1,259        126,442
                                             ------------
                                               16,803,426
                                             ------------
PAPER & FOREST PRODUCTS -- 0.6%
Domtar Corp. ..................     11,400        106,134
International Paper Co. .......      8,755        318,682

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------

MeadWestvaco Corp. ............      3,311   $    102,111
Weyerhaeuser Co. ..............      4,002        299,110
                                             ------------
                                                  826,037
                                             ------------
PHARMACEUTICALS -- 6.8%
Abbott Laboratories............     29,517      1,647,049
Bristol-Myers Squibb Co. ......     38,793      1,076,894
Eli Lilly & Co. ...............     18,595        998,737
King Pharmaceuticals, Inc.(a)..      4,561         89,715
Merck & Co., Inc. .............     41,738      1,843,567
Pfizer, Inc. ..................    136,009      3,435,587
                                             ------------
                                                9,091,549
                                             ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.7%
AMB Property Corp. ............      1,894        111,348
Apartment Investment &
  Management Co. (Class A).....      1,819        104,938
Archstone-Smith Trust..........      4,157        225,642
Avalonbay Communities, Inc. ...      1,564        203,320
Camden Property Trust..........      1,059         74,458
Developers Diversified Realty
  Corp. .......................      2,046        128,693
Duke Realty Corp. .............      2,508        109,023
Equity Residential.............      5,561        268,207
Federal Realty Investment
  Trust........................      1,050         95,151
Health Care Property Investors,
  Inc. ........................      3,992        143,832
Hospitality Properties Trust...      1,815         84,942
Host Hotels & Resorts, Inc.....     10,025        263,758
iStar Financial, Inc. .........      2,517        117,871
Kimco Realty Corp. ............      4,196        204,513
Liberty Property Trust.........      1,701         82,873
Macerich Co. ..................      1,368        126,348
Mack-Cali Realty Corp. ........      1,338         63,729
New Plan Excel Realty Trust....      2,038         67,315
NVR, Inc.(a)...................        100         66,500
Plum Creek Timber Co., Inc. ...      3,518        138,680
Public Storage, Inc. ..........      2,500        236,675
Regency Centers Corp. .........      1,269        106,025
Thornburg Mortgage, Inc. ......      2,348         61,048
Udr Inc. ......................      2,598         79,551
Ventas, Inc. ..................      1,913         80,595
Vornado Realty Trust...........      2,700        322,218
Weingarten Realty Investors....      1,498         71,245
                                             ------------
                                                3,638,498
                                             ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
American Real Estate Partners
  LP...........................        100         11,905
Forest City Enterprises,
  Inc. ........................      1,273         84,247
                                             ------------
                                                   96,152
                                             ------------
ROAD & RAIL -- 1.1%
Burlington Northern Santa Fe
  Corp. .......................      6,859        551,669
CSX Corp. .....................      8,336        333,857
Union Pacific Corp. ...........      5,159        523,897
                                             ------------
                                                1,409,423
                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 1.6%
Intel Corp. ...................    111,611      2,135,118
                                             ------------
SOFTWARE -- 0.1%
Cadence Design Systems,
  Inc.(a)......................      5,171        108,901
                                             ------------
SPECIALTY RETAIL -- 0.3%
Circuit City Stores, Inc. .....      3,295         61,056
Limited Brands.................      6,432        167,618
The Sherwin-Williams Co. ......      2,163        142,845
TravelCenters of America
  LLC(a).......................        150          5,763
                                             ------------
                                                  377,282
                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.2%
Jones Apparel Group, Inc. .....      2,064         63,426
V. F. Corp. ...................      1,698        140,289
                                             ------------
                                                  203,715
                                             ------------
THRIFTS & MORTGAGE FINANCE -- 2.3%
Astoria Financial Corp. .......      1,709         45,442
Fannie Mae.....................     18,544      1,012,132
Freddie Mac....................     13,210        785,863
MGIC Investment Corp. .........      1,564         92,151
New York Community Bancorp,
  Inc. ........................      5,108         89,850
People's Bank..................      1,037         46,043
PMI Group, Inc. ...............      1,619         73,211
Radian Group, Inc. ............      1,492         81,881
Sovereign Bancorp, Inc. .......      6,419        163,299
Washington Mutual, Inc. .......     16,993        686,177
                                             ------------
                                                3,076,049
                                             ------------
TOBACCO -- 3.0%
Altria Group, Inc. ............     40,246      3,534,001
Loews Corp.-Carolina Group.....      2,013        152,203
Reynolds American, Inc. .......      3,258        203,332
UST, Inc. .....................      3,063        177,593
                                             ------------
                                                4,067,129
                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
W.W. Grainger, Inc. ...........      1,487        114,856
                                             ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
ALLTEL Corp. ..................      7,135        442,370
                                             ------------
TOTAL COMMON STOCKS  --
(Cost $118,375,488)............               133,178,507
                                             ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $199,920)...    199,920        199,920
                                             ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $118,575,408)..........               133,378,427
OTHER ASSETS AND
  LIABILITIES -- 0.2%..........                   233,405
                                             ------------
NET ASSETS -- 100.0%...........              $133,611,832
                                             ============




(a)    Non-income producing security

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------   -----------


COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 0.5%
Alliant Techsystems, Inc. (a)...     475   $   $41,762
BE Aerospace, Inc. (a)..........   1,286        40,766
Spirit Aerosystems Holdings,
  Inc. (a)......................     794        25,289
                                           -----------
                                               107,817
                                           -----------
AIR FREIGHT & LOGISTICS -- 0.1%
UTI Worldwide, Inc. ............   1,166        28,660
                                           -----------
AIRLINES -- 0.6%
Continental Airlines, Inc.
  (Class B) (a).................   1,387        50,473
UAL Corp. (a)...................   1,418        54,125
US Airways Group, Inc. (a)......     931        42,342
                                           -----------
                                               146,940
                                           -----------
AUTO COMPONENTS -- 0.9%
BorgWarner, Inc. ...............     823        62,071
Gentex Corp. ...................   2,064        33,540
Lear Corp. (a)..................     965        35,232
The Goodyear Tire & Rubber Co.
  (a)...........................   2,275        70,957
TRW Automotive Holdings Corp.
  (a)...........................     611        21,275
                                           -----------
                                               223,075
                                           -----------
BEVERAGES -- 0.5%
Constellation Brands, Inc.
  (Class A) (a).................   2,996        63,455
Hansen Natural Corp. (a)........   1,038        39,319
PepsiAmericas, Inc. ............     939        20,959
                                           -----------
                                               123,733
                                           -----------
BIOTECHNOLOGY -- 1.1%
Amylin Pharmaceuticals, Inc.
  (a)...........................   1,708        63,811
Cephalon, Inc. (a)..............     944        67,222
ImClone Systems, Inc. (a).......     861        35,103
Millennium Pharmaceuticals, Inc.
  (a)...........................   4,552        51,711
Vertex Pharmaceuticals, Inc.
  (a)...........................   1,804        50,584
                                           -----------
                                               268,431
                                           -----------
BUILDING PRODUCTS -- 0.8%
Armstrong World Industries, Inc.
  (a)...........................     246        12,509
Florida Rock Industries, Inc. ..     795        53,496
Lennox International, Inc. .....     921        32,880
Owens Corning, Inc. (a).........   1,222        38,933
USG Corp. (a)...................   1,096        51,161
                                           -----------
                                               188,979
                                           -----------
CAPITAL MARKETS -- 2.2%
A.G. Edwards, Inc. .............   1,082        74,853
Affiliated Managers Group, Inc.
  (a)...........................     438        47,457
Eaton Vance Corp. ..............   1,817        64,758
Federated Investors, Inc. ......   1,439        52,840
Investors Financial Services
  Corp. ........................     942        54,777
Janus Capital Group, Inc. ......   2,870        60,012
Jefferies Group, Inc. ..........   1,495        43,280
Lazard, Ltd. ...................     726        36,431
Nuveen Investments, Inc. .......   1,139        53,875
Raymond James Financial, Inc. ..   1,362        40,533
                                           -----------
                                               528,816
                                           -----------
CHEMICALS -- 3.4%
Airgas, Inc. ...................     971        40,928
Albemarle Corp. ................   1,098        45,391
Ashland, Inc. ..................     805        52,808
Cabot Corp. ....................     817        38,995
Celanese Corp. .................   1,994        61,495
Chemtura Corp. .................   3,461        37,829
Cytec Industries, Inc. .........     558        31,382
Eastman Chemical Co. ...........   1,178        74,603
FMC Corp. ......................     522        39,374
Hercules, Inc. (a)..............   1,629        31,831
Huntsman Corp. (a)..............   1,301        24,836
International Flavors &
  Fragrances, Inc. .............   1,190        56,192
Lubrizol Corp. .................     988        50,912
Nalco Holding Co. (a)...........   1,349        32,241
RPM International, Inc. ........   1,702        39,316
Sigma-Aldrich Corp. ............   1,636        67,927
The Scotts Miracle-Gro Co.
  (Class A).....................     653        28,751
Valhi, Inc. ....................     168         2,218
Valspar Corp. ..................   1,371        38,155
                                           -----------
                                               795,184
                                           -----------
COMMERCIAL BANKS -- 3.1%
Associated Bancorp..............   1,766        59,338
Bank of Hawaii Corp. ...........     716        37,970
BOK Financial Corp. ............     322        15,949
City National Corp. ............     564        41,510
Colonial BancGroup, Inc. .......   2,231        55,217
Commerce Bancshares, Inc. ......   1,017        49,131
Cullen/Frost Bankers, Inc. .....     860        45,004
First Horizon National Corp. ...   1,785        74,131
Fulton Financial Corp. .........   2,516        36,557
Huntington Bancshares, Inc. ....   3,240        70,794
PNC Financial Services Group....       1            65
Popular, Inc. ..................   3,688        61,073
Sky Financial Group, Inc. ......   1,689        45,367
TCF Financial Corp. ............   1,793        47,264
Valley National Bancorp.........   1,673        42,243
Wilmington Trust Corp. .........     990        41,748
                                           -----------
                                               723,361
                                           -----------
COMMERCIAL SERVICES & SUPPLIES -- 2.9%
ADESA, Inc. ....................   1,223        33,792
Allied Waste Industries, Inc.
  (a)...........................   4,135        52,060
ChoicePoint, Inc. (a)...........   1,150        43,045
Copart, Inc. (a)................     962        26,946
Corrections Corp. of America
  (a)...........................     872        46,050
Covanta Holding Corp. (a).......   1,540        34,157
Dun & Bradstreet Corp. (a)......     887        80,894
Equifax, Inc. ..................   1,809        65,938
Herman Miller, Inc. ............     927        31,045
HNI Corp. ......................     569        26,134
Republic Services, Inc. ........   2,498        69,480
Steelcase, Inc. (Class A).......     900        17,901
Stericycle, Inc. (a)............     640        52,160
TeleTech Holdings, Inc. (a).....     511        18,749
The Brink's Co. ................     654        41,496
The Corporate Executive Board
  Co. ..........................     563        42,766
                                           -----------
                                               682,613
                                           -----------
COMMUNICATIONS EQUIPMENT -- 1.1%
Avaya, Inc. (a).................   6,493        76,683
F5 Networks, Inc. (a)...........     593        39,541
JDS Uniphase Corp. (a)..........   3,035        46,223
Polycom, Inc. (a)...............   1,276        42,529
Tellabs, Inc. (a)...............   5,861        58,024
                                           -----------
                                               263,000
                                           -----------

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------   -----------

COMPUTERS & PERIPHERALS -- 1.2%
Brocade Communications Systems,
  Inc. (a)......................   5,759   $    54,826
Diebold, Inc. ..................     952        45,420
Lexmark International, Inc.
  (a)...........................   1,407        82,253
QLogic Corp. (a)................   2,288        38,896
Western Digital Corp. (a).......   3,196        53,725
                                           -----------
                                               275,120
                                           -----------
CONSTRUCTION & ENGINEERING -- 1.0%
Foster Wheeler, Ltd. (a)........     989        57,748
Granite Construction, Inc. .....     495        27,354
Jacobs Engineering Group, Inc.
  (a)...........................   1,702        79,398
KBR, Inc. (a)...................     400         8,140
Quanta Services, Inc. (a).......   1,461        36,846
The Shaw Group, Inc. (a)........   1,087        33,991
                                           -----------
                                               243,477
                                           -----------
CONSTRUCTION MATERIALS -- 0.4%
Martin Marietta Materials,
  Inc. .........................     655        88,556
                                           -----------
CONSUMER FINANCE -- 0.4%
AmeriCredit Corp. (a)...........   1,676        38,313
First Marblehead Corp. .........     886        39,773
Student Loan Corp. .............      58        10,783
                                           -----------
                                                88,869
                                           -----------
CONTAINERS & PACKAGING -- 2.3%
Aptargroup, Inc. ...............     460        30,788
Ball Corp. .....................   1,505        69,004
Bemis Co., Inc. ................   1,517        50,653
Crown Holdings, Inc. (a)........   2,358        57,677
Greif, Inc. (Class A)...........     218        24,222
Owens-Illinois, Inc. (a)........   2,056        52,983
Packaging Corp. of America......   1,182        28,841
Pactiv Corp. (a)................   1,926        64,983
Sealed Air Corp. ...............   2,330        73,628
Smurfit-Stone Container Corp.
  (a)...........................   3,655        41,155
Sonoco Products Co. ............   1,434        53,890
                                           -----------
                                               547,824
                                           -----------
DIVERSIFIED CONSUMER SERVICES -- 1.3%
Career Education Corp. (a)......   1,361        41,510
ITT Educational Services, Inc.
  (a)...........................     596        48,568
Laureate Education, Inc. (a)....     683        40,277
Service Corp. International.....   4,283        50,796
Sotheby's Holdings, Inc. .......     928        41,277
The Service Master Co. .........   4,148        63,838
Weight Watchers International,
  Inc. .........................     520        23,967
                                           -----------
                                               310,233
                                           -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.2%
Nasdaq Stock Market, Inc. (a)...   1,410        41,468
                                           -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
CenturyTel, Inc. ...............   1,571        70,993
Citizens Communications Co. ....   4,638        69,338
Time Warner Telecom, Inc. (Class
  A) (a)........................   2,041        42,392
                                           -----------
                                               182,723
                                           -----------
ELECTRIC UTILITIES -- 2.1%
DPL, Inc. ......................   1,638        50,925
Great Plains Energy, Inc. ......   1,144        37,123
Northeast Utilities.............   2,223        72,848
Pepco Holdings, Inc. ...........   2,725        79,079
Pinnacle West Capital Corp. ....   1,434        69,191
Reliant Energy, Inc. (a)........   4,876        99,080
Sierra Pacific Resources (a)....   3,202        55,651
Westar Energy, Inc. ............   1,250        34,400
                                           -----------
                                               498,297
                                           -----------
ELECTRICAL EQUIPMENT -- 1.2%
Acuity Brands, Inc. ............     625        34,025
AMETEK, Inc. ...................   1,532        52,915
First Solar, Inc. (a)...........     287        14,927
General Cable Corp. (a).........     738        39,431
Hubbell, Inc. (Class B).........     823        39,702
Roper Industries, Inc. .........   1,256        68,929
Thomas & Betts Corp. (a)........     864        42,181
                                           -----------
                                               292,110
                                           -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.0%
Amphenol Corp. (Class A)........   1,262        81,487
Anixter International, Inc.
  (a)...........................     493        32,508
Arrow Electronics, Inc. (a).....   1,755        66,251
Avnet, Inc. (a).................   2,114        76,400
AVX Corp. ......................     755        11,476
CDW Corp. ......................     879        53,997
Dolby Laboratories, Inc. (a)....     484        16,703
Ingram Micro, Inc. (Class A)
  (a)...........................   2,066        39,895
Jabil Circuit, Inc. ............   2,668        57,122
Mettler Toledo International,
  Inc. (a)......................     569        50,965
Molex, Inc. ....................   2,007        56,597
Solectron Corp. (a).............  13,103        41,275
Sunpower Corp. (a)..............     313        14,242
Tektronix, Inc. ................   1,174        33,060
Trimble Navigation, Ltd. (a)....   1,680        45,091
Vishay Intertechnology, Inc.
  (a)...........................   2,430        33,971
                                           -----------
                                               711,040
                                           -----------
ENERGY EQUIPMENT & SERVICES -- 1.9%
Dresser-Rand Group, Inc. (a)....   1,061        32,318
FMC Technologies, Inc. (a)......     983        68,574
Helmerich & Payne, Inc. ........   1,376        41,748
Patterson-UTI Energy, Inc. .....   2,303        51,679
Pride International, Inc. (a)...   2,371        71,367
Rowan Cos., Inc. ...............   1,575        51,140
SEACOR Holdings, Inc. (a).......     308        30,307
Superior Energy Services, Inc.
  (a)...........................   1,220        42,054
Tidewater, Inc. ................     833        48,797
                                           -----------
                                               437,984
                                           -----------
FOOD & STAPLES RETAILING -- 0.2%
Rite Aid Corp. (a)..............   7,621        43,973
                                           -----------
FOOD PRODUCTS -- 1.0%
Corn Products International,
  Inc. .........................   1,065        37,903
Hormel Foods Corp. .............   1,071        39,830
McCormick & Co., Inc. ..........   1,671        64,367
Seaboard Corp. .................       5        11,300
Smithfield Foods, Inc. (a)......   1,606        48,100
The J.M. Smucker Co. ...........     830        44,256
                                           -----------
                                               245,756
                                           -----------
GAS UTILITIES -- 1.8%
AGL Resources, Inc. ............   1,130        48,274
Atmos Energy Corp. .............   1,273        39,819
Energen Corp. ..................     945        48,091
Equitable Resources, Inc. ......   1,643        79,390
National Fuel Gas Co. ..........   1,010        43,693
ONEOK, Inc. ....................   1,484        66,780

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------   -----------

Southern Union Co. .............   1,619   $    49,201
UGI Corp. ......................   1,523        40,679
                                           -----------
                                               415,927
                                           -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
Bausch & Lomb, Inc. ............     781        39,956
Beckman Coulter, Inc. ..........     897        57,309
Cytyc Corp. (a).................   1,631        55,797
Dade Behring Holdings, Inc. ....   1,242        54,462
Dentsply International, Inc. ...   2,060        67,465
Edwards Lifesciences Corp. (a)..     848        42,994
Gen-Probe, Inc. (a).............     749        35,263
Hillenbrand Industries, Inc. ...     846        50,227
Hologic, Inc. (a)...............     760        43,806
IDEXX Laboratories, Inc. (a)....     448        39,258
Intuitive Surgical, Inc. (a)....     534        64,918
Kinetic Concepts, Inc. (a)......     753        38,132
ResMed, Inc. (a)................   1,105        55,659
Respironics, Inc. (a)...........   1,051        44,131
                                           -----------
                                               689,377
                                           -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.3%
Brookdale Senior Living, Inc. ..     738        32,959
Community Health Systems, Inc.
  (a)...........................   1,361        47,975
DaVita, Inc. (a)................   1,484        79,127
Health Management Associates,
  Inc. .........................   3,478        37,806
Henry Schein, Inc. (a)..........   1,276        70,410
Lincare Holdings, Inc. (a)......   1,258        46,106
Manor Care, Inc. ...............   1,066        57,948
Omnicare, Inc. .................   1,741        69,239
Patterson Cos., Inc. (a)........   1,867        66,260
Pediatrix Medical Group, Inc.
  (a)...........................     698        39,828
Tenet Healthcare Corp. (a)......   6,793        43,679
Triad Hospitals, Inc. (a).......   1,261        65,887
Universal Health Services, Inc.
  (Class B).....................     736        42,143
VCA Antech, Inc. (a)............   1,208        43,862
WellCare Health Plans, Inc.
  (a)...........................     499        42,540
                                           -----------
                                               785,769
                                           -----------
HEALTH CARE TECHNOLOGY -- 0.7%
Cerner Corp. (a)................     895        48,733
Emdeon Corp. (a)................   2,295        34,723
IMS Health, Inc. ...............   2,870        85,124
WebMD Health Corp. (a)..........     117         6,158
                                           -----------
                                               174,738
                                           -----------
HOTELS RESTAURANTS & LEISURE -- 2.2%
Boyd Gaming Corp. ..............     826        39,351
Brinker International, Inc. ....   1,758        57,487
Burger King Holdings, Inc. .....     773        16,697
Choice Hotels International,
  Inc. .........................     522        18,494
Darden Restaurants, Inc. .......   1,936        79,744
International Speedway Corp.
  (Class A).....................     499        25,798
Jack in the Box, Inc. (a).......     487        33,666
Orient-Express Hotels, Ltd.
  (Class A).....................     572        34,217
OSI Restaurant Partners, Inc. ..   1,019        40,251
Penn National Gaming, Inc. (a)..   1,051        44,583
Scientific Games Corp. (Class A)
  (a)...........................     983        32,272
Station Casinos, Inc. ..........     611        52,894
Wendy's International, Inc. ....   1,369        42,850
                                           -----------
                                               518,304
                                           -----------
HOUSEHOLD DURABLES -- 1.6%
Centex Corp. ...................   1,704        71,193
Jarden Corp. (a)................     924        35,389
KB HOME.........................   1,113        47,492
Leggett & Platt, Inc. ..........   2,593        58,783
Snap-on, Inc. ..................     757        36,412
The Stanley Works...............   1,170        64,771
Toll Brothers, Inc. (a).........   1,932        52,898
                                           -----------
                                               366,938
                                           -----------
HOUSEHOLD PRODUCTS -- 0.5%
Church & Dwight Co., Inc. ......     937        47,178
Energizer Holdings, Inc. (a)....     807        68,861
                                           -----------
                                               116,039
                                           -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Dynegy, Inc. (Class A) (a)......   5,799        53,699
                                           -----------
INDUSTRIAL CONGLOMERATES -- 0.6%
Carlisle Cos., Inc. ............     884        37,950
McDermott International, Inc.
  (a)...........................   1,588        77,780
Teleflex, Inc. .................     508        34,580
                                           -----------
                                               150,310
                                           -----------
INSURANCE -- 4.7%
Alleghany Corp. (a).............      75        28,199
Allied World Assurance Holdings,
  Ltd. .........................     506        21,632
American Financial Group,
  Inc. .........................   1,000        34,040
American National Insurance
  Co. ..........................     229        29,296
Arch Capital Group, Ltd. (a)....     597        40,721
Arthur J. Gallagher & Co. ......   1,424        40,342
Axis Capital Holdings, Ltd. ....   1,995        67,551
Brown & Brown, Inc. ............   1,645        44,497
Conseco, Inc. (a)...............   2,217        38,354
Endurance Specialty Holdings,
  Ltd. .........................     851        30,415
Erie Indemnity Co. (Class A)....     750        39,578
Fidelity National Title Group,
  Inc. .........................   3,174        76,208
First American Corp. ...........   1,231        62,436
Hanover Insurance Group, Inc. ..     733        33,806
HCC Insurance Holdings, Inc. ...   1,604        49,403
Markel Corp. (a)................     139        67,391
Mercury General Corp. ..........     383        20,314
Odyssey Re Holdings Corp. ......     397        15,606
Old Republic International
  Corp. ........................   3,099        68,550
OneBeacon Insurance Group, Ltd.
  (a)...........................     347         8,675
PartnerRe, Ltd. ................     822        56,340
Philadelphia Consolidated
  Holding Corp. (a).............     859        37,788
Protective Life Corp. ..........     933        41,089
Reinsurance Group America,
  Inc. .........................     419        24,185
RenaissanceRe Holdings, Ltd. ...     909        45,577
StanCorp Financial Group,
  Inc. .........................     771        37,910
Transatlantic Holdings, Inc. ...     380        24,746
Unitrin, Inc. ..................     630        29,654
Wesco Financial Corp. ..........      20         9,200
                                           -----------
                                             1,123,503
                                           -----------
INTERNET SOFTWARE & SERVICES -- 0.3%
Equinix, Inc. (a)...............     356        30,484
Valueclick, Inc. (a)............   1,406        36,739
                                           -----------
                                                67,223
                                           -----------

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------   -----------

IT SERVICES -- 3.0%
Affiliated Computer Services,
  Inc. (a)......................   1,350   $    79,488
Alliance Data Systems Corp.
  (a)...........................     955        58,847
Ceridian Corp. (a)..............   2,009        69,994
Checkfree Corp. (a).............   1,048        38,870
Convergys Corp. (a).............   1,992        50,617
DST Systems, Inc. (a)...........     765        57,528
Gartner, Inc. (a)...............     981        23,495
Global Payments, Inc. ..........   1,154        39,305
Hewitt Associates, Inc. (Class
  A) (a)........................   1,465        42,822
Iron Mountain, Inc. (a).........   2,581        67,442
MoneyGram International, Inc. ..   1,236        34,311
Sabre Holdings Corp. (Class A)..   1,901        62,258
Unisys Corp. (a)................   4,923        41,501
VeriFone Holdings, Inc. (a).....     950        34,893
                                           -----------
                                               701,371
                                           -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Brunswick Corp. ................   1,345        42,838
Hasbro, Inc. ...................   2,067        59,158
                                           -----------
                                               101,996
                                           -----------
LIFE SCIENCES TOOLS & SERVICES -- 1.9%
Applera Corp. -- Applied
  Biosystems Group..............   2,634        77,887
Charles River Laboratories
  International, Inc. (a).......     970        44,872
Covance, Inc. (a)...............     924        54,830
Invitrogen Corp. (a)............     697        44,364
Millipore Corp. (a).............     768        55,657
PerkinElmer, Inc. ..............   1,767        42,797
Pharmaceutical Product
  Development, Inc. ............   1,478        49,794
Waters Corp. (a)................   1,467        85,086
                                           -----------
                                               455,287
                                           -----------
MACHINERY -- 3.4%
AGCO Corp. (a)..................   1,301        48,098
Crane Co. ......................     761        30,760
Donaldson Co., Inc. ............   1,019        36,786
Flowserve Corp. (a).............     836        47,811
Graco, Inc. ....................     976        38,220
Harsco Corp. ...................   1,202        53,922
IDEX Corp. .....................     769        39,127
Joy Global, Inc. ...............   1,573        67,482
Kennametal, Inc. ...............     557        37,659
Lincoln Electric Holdings,
  Inc. .........................     573        34,128
Oshkosh Truck Corp. ............   1,062        56,286
Pall Corp. .....................   1,768        67,184
Pentair, Inc. ..................   1,447        45,088
SPX Corp. ......................     836        58,687
The Manitowoc Co., Inc. ........     893        56,732
The Timken Co. .................   1,217        36,887
Trinity Industries, Inc. .......   1,157        48,501
                                           -----------
                                               803,358
                                           -----------
MEDIA -- 2.9%
Discovery Holding Co. (Class A)
  (a)...........................   4,056        77,591
Dow Jones & Co., Inc. ..........     753        25,956
DreamWorks Animation SKG, Inc.
  (Class A) (a).................     810        24,770
Getty Images, Inc. (a)..........     677        32,923
Hearst-Argyle Television,
  Inc. .........................     361         9,816
Idearc, Inc. ...................   2,083        73,113
Marvel Entertainment, Inc. (a)..     922        25,586
McClatchy Co. (Class A).........     792        25,035
Meredith Corp. .................     555        31,851
R.H. Donnelley Corp. ...........   1,018        72,166
Regal Entertainment Group.......   1,106        21,976
Sirius Satellite Radio, Inc.
  (a)...........................  18,273        58,474
The Interpublic Group of Cos.,
  Inc. (a)......................   6,737        82,932
The New York Times Co. (Class
  A)............................   2,067        48,595
Warner Music Group Corp. .......     666        11,362
XM Satellite Radio Holdings,
  Inc. (Class A) (a)............   4,420        57,106
                                           -----------
                                               679,252
                                           -----------
METALS & MINING -- 1.8%
AK Steel Holding Corp. (a)......   1,582        37,003
Carpenter Technology Corp. .....     366        44,198
Chaparral Steel Co. ............     616        35,833
Cleveland-Cliffs, Inc. .........     592        37,894
Commercial Metals Co. ..........   1,701        53,326
Meridian Gold, Inc. (a).........   1,453        37,095
Reliance Steel & Aluminum Co. ..     891        43,124
Steel Dynamics, Inc. ...........   1,324        57,197
Titanium Metals Corp. (a).......   1,938        69,544
                                           -----------
                                               415,214
                                           -----------
MULTI-UTILITIES -- 3.1%
Alliant Energy Corp. ...........   1,679        75,253
CenterPoint Energy, Inc. .......   3,972        71,258
CMS Energy Corp. ...............   3,184        56,675
Energy East Corp. ..............   2,134        51,984
Integrys Energy Group Inc.......   1,080        59,951
MDU Resources Group, Inc. ......   2,405        69,120
NSTAR...........................   1,536        53,944
OGE Energy Corp. ...............   1,296        50,285
Puget Energy, Inc. .............   1,654        42,475
SCANA Corp. ....................   1,525        65,834
TECO Energy, Inc. ..............   3,020        51,974
Wisconsin Energy Corp. .........   1,691        82,047
                                           -----------
                                               730,800
                                           -----------
MULTILINE RETAIL -- 1.4%
Big Lots, Inc. (a)..............   1,580        49,422
Dillards, Inc. (Class A)........     929        30,406
Dollar General Corp. ...........   4,506        95,302
Dollar Tree Stores, Inc. (a)....   1,469        56,175
Family Dollar Stores, Inc. .....   2,067        61,224
Saks, Inc. .....................   1,759        36,658
                                           -----------
                                               329,187
                                           -----------
OFFICE ELECTRONICS -- 0.2%
Zebra Technologies Corp. (Class
  A) (a)........................   1,014        39,151
                                           -----------
OIL, GAS & CONSUMABLE FUELS -- 4.6%
Arch Coal, Inc. ................   2,074        63,651
Boardwalk Pipeline Partners LP..     302        11,129
Cabot Oil & Gas Corp. ..........     700        47,124
Cimarex Energy Co. .............   1,191        44,091
CNX Gas Corp. (a)...............     403        11,417
Denbury Resources, Inc. (a).....   1,726        51,417
Enbridge Energy Partners LP.....     720        40,241
Enterprise GP Holdings LP.......     154         6,098
Frontier Oil Corp. .............   1,589        51,865
Helix Energy Solutions Group,
  Inc. (a)......................   1,226        45,717
Holly Corp. ....................     676        40,087
Kinder Morgan Management LLC
  (a)...........................     766        39,250

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------   -----------

Magellan Midstream Partners LP..     955   $    44,694
Newfield Exploration Co. (a)....   1,854        77,330
ONEOK Partners LP...............     668        45,090
Overseas Shipholding Group,
  Inc. .........................     429        26,855
Pioneer Natural Resources Co. ..   1,772        76,391
Plains All American Pipeline
  LP............................   1,099        63,313
Plains Exploration & Production
  Co. (a).......................   1,041        46,991
Pogo Producing Co. .............     767        36,893
Quicksilver Resources, Inc.
  (a)...........................     789        31,378
Range Resources Corp. ..........   1,994        66,600
Teekay Shipping Corp. ..........     614        33,224
TEPPCO Partners LP..............   1,097        48,707
Valero LP.......................     531        35,365
                                           -----------
                                             1,084,918
                                           -----------
PAPER & FOREST PRODUCTS -- 0.7%
Domtar Corp. ...................   8,507        79,200
MeadWestvaco Corp. .............   2,609        80,462
                                           -----------
                                               159,662
                                           -----------
PERSONAL PRODUCTS -- 0.3%
Bare Escentuals, Inc. (a).......     237         8,501
Herbalife, Ltd. (a).............     581        22,769
NBTY, Inc. (a)..................     870        46,145
                                           -----------
                                                77,415
                                           -----------
PHARMACEUTICALS -- 1.8%
Abraxis BioScience, Inc. (a)....     351         9,375
Barr Pharmaceuticals, Inc. (a)..   1,526        70,730
Endo Pharmaceuticals Holdings,
  Inc. (a)......................   1,931        56,772
King Pharmaceuticals, Inc. (a)..   3,499        68,825
Mylan Laboratories, Inc. .......   3,518        74,371
New River Pharmaceuticals, Inc.
  (a)...........................     227        14,444
Sepracor, Inc. (a)..............   1,572        73,302
Warner Chilcott, Ltd. (a).......   1,225        18,142
Watson Pharmaceuticals, Inc.
  (a)...........................   1,484        39,222
                                           -----------
                                               425,183
                                           -----------
REAL ESTATE INVESTMENT TRUSTS -- 6.3%
Alexandria Real Estate Equities,
  Inc. .........................     420        42,155
AMB Property Corp. .............   1,422        83,599
Annaly Mortgage Management,
  Inc. .........................   3,670        56,812
Apartment Investment &
  Management Co. (Class A)......   1,404        80,997
Brandywine Realty Trust.........   1,273        42,531
BRE Properties, Inc. (Class A)..     730        46,099
Camden Property Trust...........     814        57,232
CapitalSource, Inc. ............   1,886        47,395
CBL & Associates Properties,
  Inc. .........................     930        41,701
Douglas Emmett, Inc. ...........     951        24,279
Essex Property Trust, Inc. .....     336        43,505
Federal Realty Investment
  Trust.........................     798        72,315
Health Care REIT, Inc. .........   1,034        45,393
Hospitality Properties Trust....   1,349        63,133
HRPT Properties Trust...........   3,045        37,454
Kilroy Realty Corp. ............     467        34,441
Liberty Property Trust..........   1,301        63,385
Mack-Cali Realty Corp. .........     972        46,296
Nationwide Health Properties,
  Inc. .........................   1,226        38,325
New Plan Excel Realty Trust.....   1,511        49,908
NVR, Inc. (a)...................      73        48,545
Rayonier, Inc. .................   1,109        47,687
Realty Income Corp. ............   1,438        40,552
Regency Centers Corp. ..........     981        81,963
Taubman Centers, Inc. ..........     761        44,130
Thornburg Mortgage, Inc. .......   1,643        42,718
Udr Inc. .......................   1,940        59,403
Ventas, Inc. ...................   1,501        63,237
Weingarten Realty Investors.....   1,148        54,599
                                           -----------
                                             1,499,789
                                           -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.5%
Jones Lang LaSalle, Inc. .......     527        54,956
The St. Joe Co. ................   1,074        56,181
                                           -----------
                                               111,137
                                           -----------
ROAD & RAIL -- 1.6%
Avis Budget Group, Inc. (a).....   1,438        39,286
Con-way, Inc. ..................     694        34,589
GATX Corp. .....................     648        30,974
J.B. Hunt Transport Services,
  Inc. .........................   1,530        40,147
Kansas City Southern (a)........   1,087        38,675
Laidlaw International, Inc. ....   1,141        39,479
Landstar Systems, Inc. .........     819        37,543
Ryder Systems, Inc. ............     881        43,469
Swift Transportation Co., Inc.
  (a)...........................     655        20,410
United Rentals, Inc. (a)........     990        27,225
YRC Worldwide, Inc. (a).........     834        33,544
                                           -----------
                                               385,341
                                           -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.1%
Agere Systems, Inc. (a).........   2,454        55,510
Atmel Corp. (a).................   6,515        32,770
Cypress Semiconductor Corp.
  (a)...........................   2,073        38,454
Integrated Device Technology,
  Inc. (a)......................   2,824        43,546
International Rectifier Corp.
  (a)...........................   1,038        39,662
Intersil Corp. (Class A)........   2,000        52,980
LSI Logic Corp. (a).............   5,789        60,437
Novellus Systems, Inc. (a)......   1,785        57,156
ON Semiconductor Corp. (a)......   3,438        30,667
Teradyne, Inc. (a)..............   2,753        45,535
Varian Semiconductor Equipment
  Associates, Inc. (a)..........     806        43,024
                                           -----------
                                               499,741
                                           -----------
SOFTWARE -- 3.2%
Activision, Inc. (a)............   4,052        76,745
BEA Systems, Inc. (a)...........   5,599        64,892
Cadence Design Systems, Inc.
  (a)...........................   4,011        84,472
Citrix Systems, Inc. (a)........   2,618        83,854
Compuware Corp. (a).............   4,660        44,223
Factset Research Systems,
  Inc. .........................     642        40,350
Hyperion Solutions Corp. (a)....     848        43,952
McAfee, Inc. (a)................   2,303        66,971
NAVTEQ Corp. (a)................   1,344        46,368
Nuance Communications, Inc.
  (a)...........................   2,057        31,493
Red Hat, Inc. (a)...............   2,761        63,310
Salesforce.com, Inc. (a)........   1,299        55,623
Synopsys, Inc. (a)..............   2,083        54,637
                                           -----------
                                               756,890
                                           -----------
SPECIALTY RETAIL -- 4.2%
Advance Auto Parts, Inc. .......   1,535        59,174
AnnTaylor Stores Corp. (a)......   1,032        40,021
AutoNation, Inc. (a)............   2,210        46,940
Barnes & Noble, Inc. ...........     765        30,179

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------   -----------

CarMax, Inc. (a)................   3,078   $    75,534
Chico's FAS, Inc. (a)...........   2,543        62,126
Circuit City Stores, Inc. ......   2,508        46,473
Claire's Stores, Inc. ..........   1,269        40,760
Dick's Sporting Goods, Inc.
  (a)...........................     485        28,256
Foot Locker, Inc. ..............   2,255        53,105
GameStop Corp. (Class A) (a)....   1,904        62,013
Guess ?, Inc. ..................     897        36,320
Mens Wearhouse, Inc. ...........     693        32,606
O'Reilly Automotive, Inc. (a)...   1,646        54,483
OfficeMax, Inc. ................   1,073        56,590
PETsMART, Inc. .................   1,951        64,305
RadioShack Corp. ...............   1,935        52,303
Ross Stores, Inc. ..............   2,043        70,279
Urban Outfitters, Inc. (a)......   1,692        44,855
Williams-Sonoma, Inc. ..........   1,301        46,134
                                           -----------
                                             1,002,456
                                           -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
Hanesbrands, Inc. (a)...........   1,380        40,558
Jones Apparel Group, Inc. ......   1,598        49,106
Liz Claiborne, Inc. ............   1,482        63,504
Phillips-Van Heusen Corp. ......     801        47,099
                                           -----------
                                               200,267
                                           -----------
THRIFTS & MORTGAGE FINANCE -- 1.5%
Astoria Financial Corp. ........   1,308        34,780
Capitol Federal Financial.......     314        11,872
MGIC Investment Corp. ..........   1,201        70,763
New York Community Bancorp,
  Inc. .........................   3,874        68,143
PMI Group, Inc. ................   1,249        56,480
Radian Group, Inc. .............   1,143        62,728
Webster Financial Corp. ........     815        39,128
                                           -----------
                                               343,894
                                           -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.6%
Fastenal Co. ...................   2,023        70,906
MSC Industrial Direct Co., Inc.
  (Class A).....................     659        30,762
Wesco International, Inc. (a)...     710        44,574
                                           -----------
                                               146,242
                                           -----------
WATER UTILITIES -- 0.2%
Aqua America, Inc. .............   1,913        42,947
                                           -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
Clearwire Corp. ................     345         7,062
Leap Wireless International,
  Inc. (a)......................     712        46,978
SBA Communications Corp. (a)....   1,308        38,651
                                           -----------
                                                92,691
                                           -----------
TOTAL COMMON STOCKS --
  (Cost $21,453,156)............            23,634,055
                                           -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $16,172).....  16,172        16,172
                                           -----------
TOTAL INVESTMENTS -- 100.0
  (Cost $21,469,328)............            23,650,227
OTHER ASSETS AND
  LIABILITIES -- 0.0% (b).......                 4,271
                                           -----------
NET ASSETS -- 100.0%............           $23,654,498
                                           ===========




(a)    Non-income producing security
(b)    Amount shown represents less than 0.05% of net assets.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------


COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 0.9%
Alliant Techsystems, Inc. (a)...       832   $    73,150
BE Aerospace, Inc. (a)..........     2,236        70,881
Spirit Aerosystems Holdings,
  Inc. (a)......................     1,392        44,335
                                             -----------
                                                 188,366
                                             -----------
AIR FREIGHT & LOGISTICS -- 0.2%
UTI Worldwide, Inc. ............     2,093        51,446
                                             -----------
AIRLINES -- 1.2%
Continental Airlines, Inc.
  (Class B) (a).................     2,438        88,719
UAL Corp. (a)...................     2,480        94,662
US Airways Group, Inc. (a)......     1,634        74,314
                                             -----------
                                                 257,695
                                             -----------
AUTO COMPONENTS -- 1.3%
BorgWarner, Inc. ...............     1,441       108,680
Gentex Corp. ...................     3,621        58,841
The Goodyear Tire & Rubber Co.
  (a)...........................     3,968       123,762
                                             -----------
                                                 291,283
                                             -----------
BEVERAGES -- 0.8%
Constellation Brands, Inc.
  (Class A) (a).................     5,268       111,576
Hansen Natural Corp. (a)........     1,820        68,942
                                             -----------
                                                 180,518
                                             -----------
BIOTECHNOLOGY -- 2.1%
Amylin Pharmaceuticals, Inc.
  (a)...........................     3,004       112,229
Cephalon, Inc. (a)..............     1,660       118,209
ImClone Systems, Inc. (a).......     1,512        61,644
Millennium Pharmaceuticals, Inc.
  (a)...........................     7,988        90,744
Vertex Pharmaceuticals, Inc.
  (a)...........................     3,166        88,775
                                             -----------
                                                 471,601
                                             -----------
CAPITAL MARKETS -- 1.4%
Eaton Vance Corp. ..............     3,196       113,906
Investors Financial Services
  Corp. ........................     1,642        95,482
Nuveen Investments, Inc. .......     2,000        94,600
                                             -----------
                                                 303,988
                                             -----------
CHEMICALS -- 1.5%
Celanese Corp. .................     3,499       107,909
Huntsman Corp. (a)..............     2,283        43,583
Nalco Holding Co. (a)...........     2,366        56,547
Sigma-Aldrich Corp. ............     2,857       118,623
                                             -----------
                                                 326,662
                                             -----------
COMMERCIAL SERVICES & SUPPLIES -- 4.6%
Allied Waste Industries, Inc.
  (a)                                7,229        91,013
ChoicePoint, Inc. (a)...........     2,016        75,459
Copart, Inc. (a)................     1,690        47,337
Corrections Corp. of America
  (a)...........................     1,543        81,486
Covanta Holding Corp. (a).......     2,708        60,063
Dun & Bradstreet Corp. (a)......     1,547       141,086
Equifax, Inc. ..................     3,163       115,291
Herman Miller, Inc. ............     1,630        54,589
HNI Corp. ......................     1,001        45,976
Steelcase, Inc. (Class A).......     1,580        31,426
Stericycle, Inc. (a)............     1,115        90,873
TeleTech Holdings, Inc. (a).....       899        32,984
The Brink's Co. ................     1,136        72,079
The Corporate Executive Board
  Co. ..........................       987        74,973
                                             -----------
                                               1,014,635
                                             -----------
COMMUNICATIONS EQUIPMENT -- 1.6%
Avaya, Inc. (a).................    11,377       134,362
F5 Networks, Inc. (a)...........     1,043        69,547
JDS Uniphase Corp. (a)..........     5,338        81,298
Polycom, Inc. (a)...............     2,243        74,759
                                             -----------
                                                 359,966
                                             -----------
COMPUTERS & PERIPHERALS -- 2.2%
Brocade Communications Systems,
  Inc. (a)......................    10,128        96,419
Diebold, Inc. ..................     1,659        79,151
Lexmark International, Inc.
  (a)...........................     2,466       144,162
QLogic Corp. (a)................     3,985        67,745
Western Digital Corp. (a).......     5,578        93,766
                                             -----------
                                                 481,243
                                             -----------
CONSTRUCTION & ENGINEERING -- 0.7%
Jacobs Engineering Group, Inc.
  (a)...........................     2,960       138,084
KBR, Inc. (a)...................       701        14,265
                                             -----------
                                                 152,349
                                             -----------
CONSTRUCTION MATERIALS -- 1.1%
Florida Rock Industries, Inc. ..     1,398        94,072
Martin Marietta Materials,
  Inc. .........................     1,142       154,398
                                             -----------
                                                 248,470
                                             -----------
CONSUMER FINANCE -- 0.6%
AmeriCredit Corp. (a)...........     2,968        67,849
First Marblehead Corp. .........     1,542        69,220
                                             -----------
                                                 137,069
                                             -----------
CONTAINERS & PACKAGING -- 1.5%
Ball Corp. .....................     2,630       120,585
Crown Holdings, Inc. (a)........     4,121       100,800
Pactiv Corp. (a)................     3,363       113,468
                                             -----------
                                                 334,853
                                             -----------
DIVERSIFIED CONSUMER SERVICES -- 1.5%
Career Education Corp. (a)......     2,394        73,017
ITT Educational Services, Inc.
  (a)...........................     1,046        85,239
Laureate Education, Inc. (a)....     1,198        70,646
Sotheby's Holdings, Inc. .......     1,632        72,591
Weight Watchers International,
  Inc. .........................       914        42,126
                                             -----------
                                                 343,619
                                             -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
Nasdaq Stock Market, Inc. (a)...     2,457        72,260
                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
Time Warner Telecom, Inc. (Class
  A) (a)........................     3,589        74,543
                                             -----------
ELECTRIC UTILITIES -- 0.4%
Sierra Pacific Resources (a)....     5,584        97,050
                                             -----------
ELECTRICAL EQUIPMENT -- 1.7%
Acuity Brands, Inc. ............     1,100        59,884
AMETEK, Inc. ...................     2,680        92,567
First Solar, Inc. (a)...........       505        26,265
General Cable Corp. (a).........     1,298        69,352
Roper Industries, Inc. .........     2,195       120,462
                                             -----------
                                                 368,530
                                             -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.3%
Amphenol Corp. (Class A)........     2,201       142,118
CDW Corp. ......................     1,540        94,602
Dolby Laboratories, Inc.(a).....       858        29,610
Jabil Circuit, Inc. ............     4,692       100,456
Mettler Toledo International,
  Inc. (a)......................       993        88,943

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------

Molex, Inc. ....................     3,529   $    99,518
Solectron Corp. (a).............    22,824        71,896
Sunpower Corp. (a)..............       551        25,070
Trimble Navigation, Ltd. (a)....     2,944        79,017
                                             -----------
                                                 731,230
                                             -----------
ENERGY EQUIPMENT & SERVICES -- 2.8%
Dresser-Rand Group, Inc. (a)....     1,867        56,869
FMC Technologies, Inc. (a)......     1,720       119,987
Helmerich & Payne, Inc. ........     2,416        73,301
Patterson-UTI Energy, Inc. .....     4,016        90,119
Pride International, Inc. (a)...     4,124       124,132
Rowan Cos., Inc. ...............     2,765        89,780
Superior Energy Services, Inc.
  (a)...........................     2,127        73,318
                                             -----------
                                                 627,506
                                             -----------
FOOD & STAPLES RETAILING -- 0.3%
Rite Aid Corp. (a)..............    13,281        76,631
                                             -----------
FOOD PRODUCTS -- 0.1%
Seaboard Corp. .................         9        20,340
                                             -----------
GAS UTILITIES -- 1.5%
Energen Corp. ..................     1,647        83,816
Equitable Resources, Inc. ......     2,863       138,340
ONEOK, Inc. ....................     2,603       117,135
                                             -----------
                                                 339,291
                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.0%
Bausch & Lomb, Inc. ............     1,373        70,243
Beckman Coulter, Inc. ..........     1,567       100,116
Cytyc Corp. (a).................     2,844        97,293
Dade Behring Holdings, Inc. ....     2,181        95,637
Dentsply International, Inc. ...     3,595       117,736
Edwards Lifesciences Corp. (a)..     1,476        74,833
Gen-Probe, Inc. (a).............     1,316        61,957
Hologic, Inc. (a)...............     1,332        76,776
IDEXX Laboratories, Inc. (a)....       787        68,965
Intuitive Surgical, Inc. (a)....       934       113,546
Kinetic Concepts, Inc. (a)......     1,310        66,338
ResMed, Inc. (a)................     1,929        97,164
Respironics, Inc. (a)...........     1,845        77,472
                                             -----------
                                               1,118,076
                                             -----------
HEALTH CARE PROVIDERS & SERVICES -- 5.8%
Brookdale Senior Living, Inc. ..     1,296        57,879
Community Health Systems, Inc.
  (a)...........................     2,390        84,248
DaVita, Inc. (a)................     2,601       138,685
Health Management Associates,
  Inc. .........................     6,083        66,122
Henry Schein, Inc. (a)..........     2,231       123,107
Lincare Holdings, Inc. (a)......     2,213        81,107
Manor Care, Inc. ...............     1,862       101,218
Omnicare, Inc. .................     3,062       121,776
Patterson Cos., Inc. (a)........     3,266       115,910
Pediatrix Medical Group, Inc.
  (a)...........................     1,223        69,784
Triad Hospitals, Inc. (a).......     2,233       116,674
Universal Health Services, Inc.
  (Class B).....................     1,283        73,465
VCA Antech, Inc. (a)............     2,104        76,396
WellCare Health Plans, Inc.
  (a)...........................       875        74,594
                                             -----------
                                               1,300,965
                                             -----------
HEALTH CARE TECHNOLOGY -- 1.4%
Cerner Corp. (a)................     1,561        84,996
Emdeon Corp. (a)................     3,982        60,248
IMS Health, Inc. ...............     5,030       149,190
WebMD Health Corp. (a)..........       203        10,684
                                             -----------
                                                 305,118
                                             -----------
HOTELS RESTAURANTS & LEISURE -- 3.3%
Boyd Gaming Corp. ..............     1,438        68,506
Brinker International, Inc. ....     3,092       101,109
Burger King Holdings, Inc. .....     1,360        29,376
Choice Hotels International,
  Inc. .........................       914        32,383
Darden Restaurants, Inc. .......     3,373       138,934
Orient-Express Hotels, Ltd.
  (Class A).....................     1,007        60,239
Penn National Gaming, Inc. (a)..     1,845        78,265
Scientific Games Corp. (Class A)
  (a)...........................     1,724        56,599
Station Casinos, Inc. ..........     1,072        92,803
Wendy's International, Inc. ....     2,408        75,370
                                             -----------
                                                 733,584
                                             -----------
HOUSEHOLD DURABLES -- 1.3%
Centex Corp. ...................     2,985       124,714
Jarden Corp. (a)................     1,624        62,199
Toll Brothers, Inc. (a).........     3,398        93,037
                                             -----------
                                                 279,950
                                             -----------
HOUSEHOLD PRODUCTS -- 0.9%
Church & Dwight Co., Inc. ......     1,634        82,272
Energizer Holdings, Inc. (a)....     1,419       121,083
                                             -----------
                                                 203,355
                                             -----------
INDUSTRIAL CONGLOMERATES -- 0.6%
McDermott International, Inc.
  (a)...........................     2,783       136,311
                                             -----------
INSURANCE -- 2.9%
Arch Capital Group, Ltd. (a)....     1,049        71,552
Axis Capital Holdings, Ltd. ....     3,508       118,781
Brown & Brown, Inc. ............     2,865        77,498
First American Corp. ...........     2,159       109,504
HCC Insurance Holdings, Inc. ...     2,796        86,117
Markel Corp. (a)................       244       118,299
Philadelphia Consolidated
  Holding Corp. (a).............     1,496        65,809
                                             -----------
                                                 647,560
                                             -----------
INTERNET SOFTWARE & SERVICES -- 0.5%
Equinix, Inc. (a)...............       626        53,605
Valueclick, Inc. (a)............     2,472        64,593
                                             -----------
                                                 118,198
                                             -----------
IT SERVICES -- 4.3%
Affiliated Computer Services,
  Inc. (a)......................     2,366       139,310
Alliance Data Systems Corp.
  (a)...........................     1,676       103,275
Ceridian Corp. (a)..............     3,513       122,393
Checkfree Corp. (a).............     1,843        68,357
DST Systems, Inc. (a)...........     1,332       100,166
Gartner, Inc. (a)...............     1,726        41,338
Global Payments, Inc. ..........     2,012        68,529
Hewitt Associates, Inc. (Class
  A) (a)........................     2,554        74,653
Iron Mountain, Inc. (a).........     4,538       118,578
MoneyGram International, Inc. ..     2,153        59,767
VeriFone Holdings, Inc. (a).....     1,671        61,376
                                             -----------
                                                 957,742
                                             -----------
LIFE SCIENCES TOOLS & SERVICES -- 3.2%
Applera Corp. -- Applied
  Biosystems Group..............     4,616       136,495
Charles River Laboratories
  International, Inc. (a).......     1,691        78,226
Covance, Inc. (a)...............     1,612        95,656

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------

Invitrogen Corp. (a)............     1,216   $    77,398
Millipore Corp. (a).............     1,339        97,037
Pharmaceutical Product
  Development, Inc. ............     2,594        87,392
Waters Corp. (a)................     2,556       148,248
                                             -----------
                                                 720,452
                                             -----------
MACHINERY -- 2.1%
Donaldson Co., Inc. ............     1,765        63,717
Graco, Inc. ....................     1,700        66,572
Joy Global, Inc. ...............     2,766       118,661
Oshkosh Truck Corp. ............     1,853        98,209
Pall Corp. .....................     3,090       117,420
                                             -----------
                                                 464,579
                                             -----------
MEDIA -- 3.0%
Discovery Holding Co. (Class A)
  (a)...........................     7,041       134,694
Dow Jones & Co., Inc. ..........     1,321        45,535
DreamWorks Animation SKG, Inc.
  (Class A) (a).................     1,422        43,485
Getty Images, Inc. (a)..........     1,190        57,870
Marvel Entertainment, Inc. (a)..     1,622        45,011
R.H. Donnelley Corp. ...........     1,778       126,042
Sirius Satellite Radio, Inc.
  (a)...........................    32,135       102,832
Warner Music Group Corp. .......     1,158        19,755
XM Satellite Radio Holdings,
  Inc. (Class A) (a)............     7,727        99,833
                                             -----------
                                                 675,057
                                             -----------
METALS & MINING -- 1.1%
AK Steel Holding Corp. (a)......     2,782        65,071
Meridian Gold, Inc. (a).........     2,548        65,051
Titanium Metals Corp. (a).......     3,405       122,171
                                             -----------
                                                 252,293
                                             -----------
MULTILINE RETAIL -- 1.7%
Dollar General Corp. ...........     7,852       166,070
Dollar Tree Stores, Inc. (a)....     2,578        98,583
Family Dollar Stores, Inc. .....     3,615       107,076
                                             -----------
                                                 371,729
                                             -----------
OFFICE ELECTRONICS -- 0.3%
Zebra Technologies Corp. (Class
  A) (a)........................     1,778        68,649
                                             -----------
OIL, GAS & CONSUMABLE FUELS -- 5.4%
Arch Coal, Inc. ................     3,619       111,067
Cabot Oil & Gas Corp. ..........     1,229        82,736
CNX Gas Corp. (a)...............       706        20,001
Denbury Resources, Inc. (a).....     3,009        89,638
Enterprise GP Holdings LP.......       268        10,613
Frontier Oil Corp. .............     2,789        91,033
Helix Energy Solutions Group,
  Inc. (a)......................     2,156        80,397
Holly Corp. ....................     1,186        70,330
Kinder Morgan Management LLC
  (a)...........................     1,329        68,098
Newfield Exploration Co. (a)....     3,248       135,474
Pioneer Natural Resources Co. ..     3,099       133,598
Plains Exploration & Production
  Co. (a).......................     1,830        82,606
Pogo Producing Co. .............     1,333        64,118
Quicksilver Resources, Inc.
  (a)...........................     1,386        55,121
Range Resources Corp. ..........     3,487       116,466
                                             -----------
                                               1,211,296
                                             -----------
PERSONAL PRODUCTS -- 0.6%
Bare Escentuals, Inc. (a).......       414        14,850
Herbalife, Ltd. (a).............     1,012        39,661
NBTY, Inc. (a)..................     1,531        81,204
                                             -----------
                                                 135,715
                                             -----------
PHARMACEUTICALS -- 2.8%
Abraxis BioScience, Inc. (a)....       614        16,400
Barr Pharmaceuticals, Inc. (a)..     2,674       123,940
Endo Pharmaceuticals Holdings,
  Inc. (a)......................     3,368        99,019
Mylan Laboratories, Inc. .......     6,187       130,793
New River Pharmaceuticals, Inc.
  (a)...........................       400        25,452
Sepracor, Inc. (a)..............     2,739       127,720
Warner Chilcott, Ltd. (a).......     2,129        31,530
Watson Pharmaceuticals, Inc.
  (a)...........................     2,584        68,295
                                             -----------
                                                 623,149
                                             -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
CapitalSource, Inc. ............     3,288        82,627
                                             -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.9%
Jones Lang LaSalle, Inc. .......       920        95,938
The St. Joe Co. ................     1,885        98,604
                                             -----------
                                                 194,542
                                             -----------
ROAD & RAIL -- 0.8%
J.B. Hunt Transport Services,
  Inc. .........................     2,683        70,402
Landstar Systems, Inc. .........     1,438        65,918
Swift Transportation Co., Inc.
  (a)...........................     1,151        35,865
                                             -----------
                                                 172,185
                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 3.6%
Agere Systems, Inc. (a).........     4,281        96,836
Atmel Corp.(a)..................    11,337        57,025
Cypress Semiconductor Corp.
  (a)...........................     3,637        67,466
International Rectifier Corp.
  (a)...........................     1,808        69,084
Intersil Corp. (Class A)........     3,490        92,450
LSI Logic Corp. (a).............    10,100       105,444
Novellus Systems, Inc. (a)......     3,115        99,742
ON Semiconductor Corp. (a)......     6,046        53,930
Teradyne, Inc. (a)..............     4,797        79,343
Varian Semiconductor Equipment
  Associates, Inc. (a)..........     1,417        75,640
                                             -----------
                                                 796,960
                                             -----------
SOFTWARE -- 4.9%
Activision, Inc. (a)............     7,047       133,470
BEA Systems, Inc. (a)...........     9,846       114,115
Citrix Systems, Inc. (a)........     4,588       146,954
Factset Research Systems,
  Inc. .........................     1,130        71,021
Hyperion Solutions Corp. (a)....     1,491        77,279
McAfee, Inc. (a)................     4,025       117,047
NAVTEQ Corp. (a)................     2,341        80,764
Nuance Communications, Inc.
  (a)...........................     3,617        55,376
Red Hat, Inc. (a)...............     4,819       110,500
Salesforce.com, Inc. (a)........     2,284        97,801
Synopsys, Inc. (a)..............     3,641        95,503
                                             -----------
                                               1,099,830
                                             -----------
SPECIALTY RETAIL -- 6.8%
Advance Auto Parts, Inc. .......     2,679       103,275
AnnTaylor Stores Corp. (a)......     1,815        70,386
AutoNation, Inc. (a)............     3,866        82,114
CarMax, Inc. (a)................     5,362       131,583

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------

Chico's FAS, Inc. (a)...........     4,438   $   108,420
Claire's Stores, Inc. ..........     2,232        71,692
Dick's Sporting Goods, Inc.
  (a)...........................       852        49,638
Foot Locker, Inc. ..............     3,956        93,164
GameStop Corp. (Class A) (a)....     3,360       109,435
Guess ?, Inc. ..................     1,577        63,853
Mens Wearhouse, Inc. ...........     1,219        57,354
O'Reilly Automotive, Inc. (a)...     2,872        95,063
PETsMART, Inc. .................     3,430       113,053
RadioShack Corp. ...............     3,394        91,740
Ross Stores, Inc. ..............     3,567       122,705
Urban Outfitters, Inc. (a)......     2,970        78,735
Williams-Sonoma, Inc. ..........     2,288        81,132
                                             -----------
                                               1,523,342
                                             -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Liz Claiborne, Inc. ............     2,591       111,024
                                             -----------
TRADING COMPANIES & DISTRIBUTORS -- 1.2%
Fastenal Co. ...................     3,545       124,252
MSC Industrial Direct Co., Inc.
  (Class A).....................     1,158        54,056
Wesco International, Inc. (a)...     1,237        77,659
                                             -----------
                                                 255,967
                                             -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
Clearwire Corp..................       607        12,425
Leap Wireless International,
  Inc. (a)......................     1,241        81,881
SBA Communications Corp. (a)....     2,286        67,552
                                             -----------
                                                 161,858
                                             -----------
TOTAL COMMON STOCKS  --
  (Cost $19,949,786)............              22,273,257
                                             -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $14,353).....    14,353        14,353
                                             -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $19,964,139)............              22,287,610
OTHER ASSETS AND
  LIABILITIES -- 0.0%(b)..................       (10,632)
                                             -----------
NET ASSETS -- 100.0%                         $22,276,978
                                             ===========




   (a) Non-income producing security
   (b) Amount shown represents less than 0.05% of net assets.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------


COMMON STOCKS -- 100.3%
AUTO COMPONENTS -- 0.5%
Lear Corp. (a)..................    1,082    $    39,504
TRW Automotive Holdings
  Corp. (a).....................    683           23,782
                                             -----------
                                                  63,286
                                             -----------
BEVERAGES -- 0.2%
PepsiAmericas, Inc. ............    1,039         23,191
                                             -----------
BUILDING PRODUCTS -- 1.2%
Armstrong World Industries, Inc.
  (a)...........................    275           13,984
Lennox International, Inc. .....    1,032         36,843
Owens Corning, Inc. (a).........    1,355         43,170
USG Corp. (a)...................    1,234         57,603
                                             -----------
                                                 151,600
                                             -----------
CAPITAL MARKETS -- 3.3%
A.G. Edwards, Inc. .............    1,228         84,953
Affiliated Managers Group, Inc.
  (a)...........................    492           53,308
Federated Investors, Inc. ......    1,620         59,486
Janus Capital Group, Inc. ......    3,233         67,602
Jefferies Group, Inc. ..........    1,659         48,028
Lazard, Ltd. ...................    814           40,847
Raymond James Financial, Inc. ..    1,545         45,979
                                             -----------
                                                 400,203
                                             -----------
CHEMICALS -- 5.6%
Airgas, Inc. ...................    1,091         45,986
Albemarle Corp. ................    1,229         50,807
Ashland, Inc. ..................    914           59,958
Cabot Corp. ....................    932           44,484
Chemtura Corp. .................    3,871         42,310
Cytec Industries, Inc. .........    625           35,150
Eastman Chemical Co. ...........    1,329         84,166
FMC Corp. ......................    583           43,976
Hercules, Inc. (a)..............    1,826         35,680
International Flavors &
  Fragrances, Inc. .............    1,347         63,605
Lubrizol Corp. .................    1,114         57,404
RPM International, Inc. ........    1,905         44,006
The Scotts Miracle-Gro Co.
  (Class A).....................    732           32,230
Valhi, Inc. ....................    185            2,442
Valspar Corp. ..................    1,521         42,329
                                             -----------
                                                 684,533
                                             -----------
COMMERCIAL BANKS -- 6.6%
Associated Bancorp..............    1,990         66,864
Bank of Hawaii Corp. ...........    801           42,477
BOK Financial Corp. ............    357           17,682
City National Corp. ............    635           46,736
Colonial BancGroup, Inc. .......    2,513         62,197
Commerce Bancshares, Inc. ......    1,145         55,315
Cullen/Frost Bankers, Inc. .....    964           50,446
First Horizon National Corp. ...    2,014         83,641
Fulton Financial Corp. .........    2,792         40,568
Huntington Bancshares, Inc. ....    3,677         80,342
PNC Financial Services Group....    1                 66
Popular, Inc. ..................    4,160         68,890
Sky Financial Group, Inc. ......    1,893         50,846
TCF Financial Corp. ............    2,018         53,194
Valley National Bancorp.........    1,858         46,915
Wilmington Trust Corp. .........    1,099         46,345
                                             -----------
                                                 812,524
                                             -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.0%
ADESA, Inc. ....................    1,371         37,881
Republic Services, Inc. ........    2,819         78,410
                                             -----------
                                                 116,291
                                             -----------
COMMUNICATIONS EQUIPMENT -- 0.5%
Tellabs, Inc. (a)...............    6,600         65,340
                                             -----------
CONSTRUCTION & ENGINEERING -- 1.4%
Foster Wheeler, Ltd. (a)........    1,115         65,105
Granite Construction, Inc. .....    555           30,669
Quanta Services, Inc. (a).......    1,637         41,285
The Shaw Group, Inc. (a)........    1,218         38,087
                                             -----------
                                                 175,146
                                             -----------
CONSUMER FINANCE -- 0.1%
Student Loan Corp. .............    64            11,899
                                             -----------
CONTAINERS & PACKAGING -- 3.3%
Aptargroup, Inc. ...............    516           34,536
Bemis Co., Inc. ................    1,718         57,364
Greif, Inc. (Class A)...........    244           27,111
Owens-Illinois, Inc. (a)........    2,327         59,967
Packaging Corp. of America......    1,321         32,232
Sealed Air Corp. ...............    2,630         83,108
Smurfit-Stone Container Corp.
  (a)...........................    4,088         46,031
Sonoco Products Co. ............    1,617         60,767
                                             -----------
                                                 401,116
                                             -----------
DIVERSIFIED CONSUMER SERVICES -- 1.1%
Service Corp. International.....    4,818         57,141
The Service Master Co. .........    4,681         72,041
                                             -----------
                                                 129,182
                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.3%
CenturyTel, Inc. ...............    1,772         80,077
Citizens Communications Co. ....    5,233         78,233
                                             -----------
                                                 158,310
                                             -----------
ELECTRIC UTILITIES -- 4.1%
DPL, Inc. ......................    1,843         57,299
Great Plains Energy, Inc. ......    1,294         41,990
Northeast Utilities.............    2,505         82,089
Pepco Holdings, Inc. ...........    3,074         89,207
Pinnacle West Capital Corp. ....    1,618         78,069
Reliant Energy, Inc. (a)........    5,534        112,451
Westar Energy, Inc. ............    1,398         38,473
                                             -----------
                                                 499,578
                                             -----------
ELECTRICAL EQUIPMENT -- 0.7%
Hubbell, Inc. (Class B).........    912           43,995
Thomas & Betts Corp. (a)........    965           47,111
                                             -----------
                                                  91,106
                                             -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.7%
Anixter International, Inc.
  (a)...........................    552           36,399
Arrow Electronics, Inc. (a).....    1,976         74,594
Avnet, Inc. (a).................    2,386         86,230
AVX Corp. ......................    804           12,221
Ingram Micro, Inc. (Class A)
  (a)...........................    2,293         44,278
Tektronix, Inc. ................    1,316         37,058
Vishay Intertechnology, Inc.
  (a)...........................    2,717         37,984
                                             -----------
                                                 328,764
                                             -----------
ENERGY EQUIPMENT & SERVICES -- 0.7%
SEACOR Holdings, Inc. (a).......    344           33,850
Tidewater, Inc. ................    937           54,889
                                             -----------
                                                  88,739
                                             -----------
FOOD PRODUCTS -- 2.2%
Corn Products International,
  Inc. .........................    1,192         42,423
Hormel Foods Corp. .............    1,197         44,517
McCormick & Co., Inc. ..........    1,896         73,034

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------

Smithfield Foods, Inc. (a)......    1,806    $    54,090
The J.M. Smucker Co. ...........    920           49,054
                                             -----------
                                                 263,118
                                             -----------
GAS UTILITIES -- 2.0%
AGL Resources, Inc. ............    1,271         54,297
Atmos Energy Corp. .............    1,427         44,637
National Fuel Gas Co. ..........    1,132         48,970
Southern Union Co. .............    1,833         55,705
UGI Corp. ......................    1,691         45,167
                                             -----------
                                                 248,776
                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
Hillenbrand Industries, Inc. ...    951           56,461
                                             -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
Tenet Healthcare Corp. (a)......    7,544         48,508
                                             -----------
HOTELS RESTAURANTS & LEISURE -- 0.9%
International Speedway Corp.
  (Class A).....................    558           28,849
Jack in the Box, Inc. (a).......    546           37,745
OSI Restaurant Partners, Inc. ..    1,158         45,741
                                             -----------
                                                 112,335
                                             -----------
HOUSEHOLD DURABLES -- 1.9%
KB HOME.........................    1,263         53,892
Leggett & Platt, Inc. ..........    2,920         66,196
Snap-on, Inc. ..................    848           40,789
The Stanley Works...............    1,325         73,352
                                             -----------
                                                 234,229
                                             -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
Dynegy, Inc. (Class A) (a)......    6,444         59,671
                                             -----------
INDUSTRIAL CONGLOMERATES -- 0.7%
Carlisle Cos., Inc. ............    986           42,329
Teleflex, Inc. .................    568           38,664
                                             -----------
                                                  80,993
                                             -----------
INSURANCE -- 6.9%
Alleghany Corp. (a).............    85            31,629
Allied World Assurance Holdings,
  Ltd. .........................    558           23,854
American Financial Group,
  Inc. .........................    1,118         38,057
American National Insurance
  Co. ..........................    253           32,366
Arthur J. Gallagher & Co. ......    1,580         44,761
Conseco, Inc. (a)...............    2,462         42,593
Endurance Specialty Holdings,
  Ltd. .........................    953           34,060
Erie Indemnity Co. (Class A)....    831           43,852
Fidelity National Title Group,
  Inc. .........................    3,582         86,004
Hanover Insurance Group, Inc. ..    821           37,865
Mercury General Corp. ..........    424           22,489
Odyssey Re Holdings Corp. ......    445           17,493
Old Republic International
  Corp. ........................    3,497         77,354
OneBeacon Insurance Group, Ltd.
  (a)...........................    373            9,325
PartnerRe, Ltd. ................    925           63,399
Protective Life Corp. ..........    1,035         45,581
Reinsurance Group America,
  Inc. .........................    466           26,898
RenaissanceRe Holdings, Ltd. ...    1,009         50,591
StanCorp Financial Group,
  Inc. .........................    862           42,385
Transatlantic Holdings, Inc. ...    424           27,611
Unitrin, Inc. ..................    705           33,184
Wesco Financial Corp. ..........    22            10,120
                                             -----------
                                                 841,471
                                             -----------
IT SERVICES -- 1.4%
Convergys Corp. (a).............    2,248         57,122
Sabre Holdings Corp. (Class A)..    2,114         69,233
Unisys Corp. (a)................    5,518         46,517
                                             -----------
                                                 172,872
                                             -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.9%
Brunswick Corp. ................    1,494         47,584
Hasbro, Inc. ...................    2,326         66,570
                                             -----------
                                                 114,154
                                             -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
PerkinElmer, Inc. ..............    1,981         47,980
                                             -----------
MACHINERY -- 4.9%
AGCO Corp. (a)..................    1,472         54,420
Crane Co. ......................    850           34,357
Flowserve Corp. (a).............    937           53,587
Harsco Corp. ...................    1,355         60,785
IDEX Corp. .....................    864           43,960
Kennametal, Inc. ...............    623           42,121
Lincoln Electric Holdings,
  Inc. .........................    641           38,178
Pentair, Inc. ..................    1,607         50,074
SPX Corp. ......................    944           66,269
The Manitowoc Co., Inc. ........    1,005         63,848
The Timken Co. .................    1,362         41,282
Trinity Industries, Inc. .......    1,301         54,538
                                             -----------
                                                 603,419
                                             -----------
MEDIA -- 2.7%
Hearst-Argyle Television,
  Inc. .........................    405           11,012
Idearc, Inc. ...................    2,364         82,976
McClatchy Co. (Class A).........    884           27,943
Meredith Corp. .................    620           35,582
Regal Entertainment Group.......    1,239         24,619
The Interpublic Group of Cos.,
  Inc. (a)......................    7,645         94,110
The New York Times Co. (Class
  A)............................    2,345         55,131
                                             -----------
                                                 331,373
                                             -----------
METALS & MINING -- 2.5%
Carpenter Technology Corp. .....    410           49,512
Chaparral Steel Co. ............    690           40,137
Cleveland-Cliffs, Inc. .........    664           42,503
Commercial Metals Co. ..........    1,930         60,505
Reliance Steel & Aluminum Co. ..    997           48,255
Steel Dynamics, Inc. ...........    1,498         64,713
Titanium Metals Corp. (a).......    --                13
                                             -----------
                                                 305,638
                                             -----------
MULTI-UTILITIES -- 6.7%
Alliant Energy Corp. ...........    1,894         84,889
CenterPoint Energy, Inc. .......    4,482         80,407
CMS Energy Corp. ...............    3,605         64,169
Energy East Corp. ..............    2,402         58,513
Integrys Energy Group Inc.......    1,217         67,556
MDU Resources Group, Inc. ......    2,713         77,972
NSTAR...........................    1,740         61,109
OGE Energy Corp. ...............    1,468         56,958
Puget Energy, Inc. .............    1,851         47,534
SCANA Corp. ....................    1,718         74,166
TECO Energy, Inc. ..............    3,398         58,479
Wisconsin Energy Corp. .........    1,908         92,576
                                             -----------
                                                 824,328
                                             -----------


SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------

MULTILINE RETAIL -- 1.1%
Big Lots, Inc. (a)..............    1,776    $    55,553
Dillards, Inc. (Class A)........    1,039         34,006
Saks, Inc. .....................    1,971         41,076
                                             -----------
                                                 130,635
                                             -----------
OIL, GAS & CONSUMABLE FUELS -- 3.6%
Boardwalk Pipeline Partners LP..    325           11,976
Cimarex Energy Co. .............    1,331         49,274
Enbridge Energy Partners LP.....    813           45,439
Magellan Midstream Partners LP..    1,069         50,029
ONEOK Partners LP...............    757           51,097
Overseas Shipholding Group,
  Inc. .........................    479           29,985
Plains All American Pipeline
  LP............................    1,247         71,840
Teekay Shipping Corp. ..........    688           37,228
TEPPCO Partners LP..............    1,235         54,834
Valero LP.......................    590           39,294
                                             -----------
                                                 440,996
                                             -----------
PAPER & FOREST PRODUCTS -- 1.5%
Domtar Corp.....................    9,655         89,888
MeadWestvaco Corp. .............    2,944         90,793
                                             -----------
                                                 180,681
                                             -----------
PHARMACEUTICALS -- 0.6%
King Pharmaceuticals, Inc. (a)..    3,943         77,559
                                             -----------
REAL ESTATE INVESTMENT TRUSTS -- 13.4%
Alexandria Real Estate Equities,
  Inc. .........................    469           47,074
AMB Property Corp. .............    1,613         94,828
Annaly Mortgage Management,
  Inc. .........................    4,165         64,474
Apartment Investment &
  Management Co. (Class A)......    1,584         91,381
Brandywine Realty Trust.........    1,427         47,676
BRE Properties, Inc. (Class A)..    823           51,972
Camden Property Trust...........    919           64,615
CBL & Associates Properties,
  Inc. .........................    1,053         47,217
Douglas Emmett, Inc. ...........    1,063         27,138
Essex Property Trust, Inc. .....    376           48,684
Federal Realty Investment
  Trust.........................    901           81,649
Health Care REIT, Inc. .........    1,171         51,407
Hospitality Properties Trust....    1,531         71,651
HRPT Properties Trust...........    3,380         41,574
Kilroy Realty Corp. ............    522           38,497
Liberty Property Trust..........    1,468         71,521
Mack-Cali Realty Corp. .........    1,103         52,536
Nationwide Health Properties,
  Inc. .........................    1,361         42,545
New Plan Excel Realty Trust.....    1,700         56,151
NVR, Inc. (a)...................    82            54,530
Rayonier, Inc. .................    1,232         52,976
Realty Income Corp. ............    1,608         45,346
Regency Centers Corp. ..........    1,107         92,490
Taubman Centers, Inc. ..........    850           49,291
Thornburg Mortgage, Inc. .......    1,824         47,424
Udr Inc. .......................    2,169         66,415
Ventas, Inc. ...................    1,694         71,368
Weingarten Realty Investors.....    1,295         61,590
                                             -----------
                                               1,634,020
                                             -----------
ROAD & RAIL -- 2.6%
Avis Budget Group, Inc. (a).....    1,611         44,013
Con-way, Inc. ..................    773           38,526
GATX Corp. .....................    726           34,703
Kansas City Southern (a)........    1,218         43,336
Laidlaw International, Inc. ....    1,278         44,219
Ryder Systems, Inc. ............    978           48,255
United Rentals, Inc. (a)........    1,109         30,497
YRC Worldwide, Inc. (a).........    933           37,525
                                             -----------
                                                 321,074
                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 0.4%
Integrated Device Technology,
  Inc. (a)......................    3,166         48,820
                                             -----------
SOFTWARE -- 1.2%
Cadence Design Systems, Inc.
  (a)...........................    4,525         95,297
Compuware Corp. (a).............    5,223         49,566
                                             -----------
                                                 144,863
                                             -----------
SPECIALTY RETAIL -- 1.2%
Barnes & Noble, Inc. ...........    856           33,769
Circuit City Stores, Inc. ......    2,804         51,958
OfficeMax, Inc. ................    1,215         64,079
                                             -----------
                                                 149,806
                                             -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
Hanesbrands, Inc. (a)...........    1,547         45,466
Jones Apparel Group, Inc. ......    1,798         55,253
Phillips-Van Heusen Corp. ......    900           52,920
                                             -----------
                                                 153,639
                                             -----------
THRIFTS & MORTGAGE FINANCE -- 3.2%
Astoria Financial Corp. ........    1,451         38,582
Capitol Federal Financial.......    347           13,120
MGIC Investment Corp. ..........    1,354         79,778
New York Community Bancorp,
  Inc. .........................    4,365         76,780
PMI Group, Inc. ................    1,417         64,077
Radian Group, Inc. .............    1,297         71,179
Webster Financial Corp. ........    904           43,401
                                             -----------
                                                 386,917
                                             -----------
WATER UTILITIES -- 0.4%
Aqua America, Inc. .............    2,125         47,706
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $11,331,880)............              12,262,850
                                             -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund (Cost $27,952).....    27,952        27,952
                                             -----------
TOTAL INVESTMENTS -- 100.5%
  (Cost $11,359,832)............              12,290,802
                                             -----------
OTHER ASSETS AND
  LIABILITIES -- (0.5)%.........                 (64,309)
                                             -----------
NET ASSETS -- 100.0%............             $12,226,493
                                             ===========




(a) Non-income producing security

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   ----------


COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 1.2%
AAR Corp. (a)...................       183   $    5,043
Argon ST, Inc. (a)..............        68        1,799
Armor Holdings, Inc. (a)........       156       10,503
BE Aerospace, Inc. (a)..........       429       13,599
Ceradyne, Inc. (a)..............       117        6,405
Cubic Corp. ....................        84        1,818
Curtiss-Wright Corp. ...........       214        8,248
DRS Technologies, Inc. .........       195       10,173
DynCorp International, Inc.
  (a)...........................       127        1,916
EDO Corp. ......................        71        1,860
Esterline Technologies Corp.
  (a)...........................       120        4,928
GenCorp, Inc. (a)...............       220        3,045
Heico Corp. ....................       103        3,229
Hexcel Corp. (a)................       435        8,635
Innovative Solutions & Support,
  Inc. (a)......................        51        1,291
Ionatron, Inc. (a)..............       160          746
K&F Industries Holdings, Inc.
  (a)...........................        87        2,343
Ladish Co., Inc. (a)............        68        2,560
Moog, Inc. (a)..................       188        7,830
MTC Technologies, Inc. (a)......        48        1,009
Orbital Sciences Corp. (a)......       296        5,547
Taser International, Inc. (a)...       292        2,345
Teledyne Technologies, Inc.
  (a)...........................       156        5,841
Triumph Group, Inc. ............        82        4,538
United Industrial Corp. ........        44        2,429
                                             ----------
                                                117,680
                                             ----------
AIR FREIGHT & LOGISTICS -- 0.4%
ABX Air, Inc. (a)...............       283        1,939
Atlas Air Worldwide Holdings,
  Inc. (a)......................        70        3,691
EGL, Inc. (a)...................       152        6,024
Forward Air Corp. ..............       147        4,833
HUB Group, Inc. (Class A) (a)...       196        5,682
Pacer International, Inc. ......       175        4,715
UTI Worldwide, Inc. ............       399        9,807
                                             ----------
                                                 36,691
                                             ----------
AIRLINES -- 0.5%
AirTran Holdings, Inc. (a)......       447        4,591
Alaska Air Group, Inc. (a)......       192        7,315
Allegiant Travel Co. (a)........        24          756
Continental Airlines, Inc.
  (Class B) (a).................       465       16,921
ExpressJet Holdings, Inc. (a)...       238        1,390
JetBlue Airways Corp. (a).......       799        9,197
Republic Airways Holdings, Inc.
  (a)...........................       170        3,903
SkyWest, Inc. ..................       304        8,156
                                             ----------
                                                 52,229
                                             ----------
AUTO COMPONENTS -- 0.7%
American Axle & Manufacturing
  Holdings, Inc. ...............       227        6,208
ArvinMeritor, Inc. .............       339        6,187
Bandag, Inc. ...................        56        2,839
Cooper Tire & Rubber Co. .......       287        5,249
Drew Industries, Inc. (a).......        93        2,667
Gentex Corp. ...................       686       11,148
Lear Corp. (a)..................       317       11,574
Modine Manufacturing Co. .......       147        3,366
Sauer-Danfoss, Inc. ............        51        1,535
Superior Industries
  International, Inc. ..........       109        2,270
Tenneco Automotive, Inc. (a)....       215        5,474
TRW Automotive Holdings Corp.
  (a)...........................       202        7,034
Visteon Corp. (a)...............       643        5,491
                                             ----------
                                                 71,042
                                             ----------
AUTOMOBILES -- 0.2%
Fleetwood Enterprises, Inc.
  (a)...........................       300        2,373
Monaco Coach Corp. .............       135        2,151
Thor Industries, Inc. ..........       180        7,090
Winnebago Industries, Inc. .....       138        4,641
                                             ----------
                                                 16,255
                                             ----------
BEVERAGES -- 0.2%
Boston Beer Co., Inc. (a).......        46        1,534
Coca-Cola Hellenic Bottling Co.
  SA............................        18        1,019
Hansen Natural Corp. (a)........       350       13,258
PepsiAmericas, Inc. ............       302        6,741
                                             ----------
                                                 22,552
                                             ----------
BIOTECHNOLOGY -- 2.1%
Advanced Magnetics, Inc. (a)....        68        4,098
Affymax, Inc. (a)...............        26          837
Alexion Pharmaceuticals, Inc.
  (a)...........................       166        7,178
Alkermes, Inc. (a)..............       475        7,334
Alnylam Pharmaceuticals, Inc.
  (a)...........................       142        2,556
Altus Pharmaceuticals, Inc.
  (a)...........................        62          944
Applera Corp. -- Celera Genomics
  Group (a).....................       367        5,211
Arena Pharmaceuticals, Inc.
  (a)...........................       278        3,019
Ariad Pharmaceuticals, Inc.
  (a)...........................       369        1,657
BioMarin Pharmaceuticals, Inc.
  (a)...........................       438        7,560
Cepheid, Inc. (a)...............       255        3,029
Cubist Pharmaceuticals, Inc.
  (a)...........................       253        5,584
CV Therapeutics, Inc. (a).......       254        1,999
Dendreon Corp. (a)..............       421        5,444
Digene Corp. (a)................       104        4,411
Enzon Pharmaceuticals, Inc.
  (a)...........................       210        1,712
Geron Corp. (a).................       352        2,464
GTx, Inc. (a)...................        54        1,102
Human Genome Sciences, Inc.
  (a)...........................       632        6,712
Idenix Pharmaceuticals, Inc.
  (a)...........................        94          686
ImClone Systems, Inc. (a).......       283       11,538
Incyte, Inc. (a)................       357        2,353
InterMune, Inc. (a).............       122        3,009
Isis Pharmaceuticals, Inc. (a)..       364        3,374
Keryx Biopharmaceuticals, Inc.
  (a)...........................       188        1,978
Lexicon Genetics, Inc. (a)......       315        1,143
Life Cell Corp. (a).............       165        4,120
Ligand Pharmaceuticals, Inc.
  (Class B) (a).................       361        3,639
MannKind Corp. (a)..............       236        3,375
Martek Biosciences Corp. (a)....       165        3,402
Maxygen, Inc. (a)...............       142        1,583
Medarex, Inc. (a)...............       581        7,518
Momenta Pharmaceuticals, Inc.
  (a)...........................       139        1,801
Myriad Genetics, Inc. (a).......       207        7,133
Nabi Biopharmaceuticals (a).....       271        1,439
Neurocrine Biosciences, Inc.
  (a)...........................       172        2,150
Onyx Pharmaceuticals, Inc. (a)..       216        5,365
OSI Pharmaceuticals, Inc. (a)...       279        9,207
PDL BioPharma, Inc. (a).........       557       12,087
Pharmion Corp. (a)..............       129        3,391
Progenics Pharmaceuticals, Inc.
  (a)...........................       107        2,534
Regeneron Pharmaceuticals, Inc.
  (a)...........................       322        6,962
Savient Pharmaceuticals, Inc.
  (a)...........................       251        3,017
Tanox, Inc. (a).................       115        2,157

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   ----------

Telik, Inc. (a).................       249   $    1,352
Theravance, Inc. (a)............       221        6,520
United Therapeutics Corp. (a)...       108        5,808
Vanda Pharmaceuticals, Inc.
  (a)...........................       105        2,558
Zymogenetics, Inc. (a)..........       175        2,723
                                             ----------
                                                196,773
                                             ----------
BUILDING PRODUCTS -- 0.6%
American Woodmark Corp. ........        51        1,875
Ameron International Corp. .....        44        2,898
Apogee Enterprises, Inc. .......       139        2,786
Armstrong World Industries, Inc.
  (a)...........................        84        4,271
Builders FirstSource, Inc. (a)..        78        1,253
Goodman Global, Inc. (a)........       156        2,749
Griffon Corp. (a)...............       126        3,118
Lennox International, Inc. .....       310       11,067
NCI Building Systems, Inc. (a)..        95        4,535
Owens Corning, Inc. (a).........       409       13,031
PGT, Inc. (a)...................        61          732
Simpson Manufacturing Co.,
  Inc. .........................       175        5,397
Trex Co., Inc. (a)..............        60        1,292
Universal Forest Products,
  Inc. .........................        94        4,658
                                             ----------
                                                 59,662
                                             ----------
CAPITAL MARKETS -- 1.5%
ACA Capital Holdings, Inc. (a)..        34          477
Affiliated Managers Group, Inc.
  (a)...........................       144       15,602
Calamos Asset Management, Inc.
  (Class B).....................       111        2,478
Cohen & Steers, Inc. ...........        50        2,154
GAMCO Investors, Inc. ..........        39        1,690
GFI Group, Inc. (a).............        74        5,030
Greenhill & Co., Inc. ..........        58        3,561
Investment Technology Group,
  Inc. (a)......................       215        8,428
Investors Financial Services
  Corp. ........................       317       18,434
Jefferies Group, Inc. ..........       501       14,504
KBW, Inc. (a)...................        33        1,147
Knight Capital Group, Inc. (a)..       491        7,777
LaBranche & Co., Inc. (a).......       270        2,203
Lazard, Ltd. ...................       247       12,394
optionsXpress Holdings, Inc. ...       212        4,990
Penson Worldwide, Inc. (a)......        81        2,445
Piper Jaffray Cos., Inc. (a)....        87        5,389
Raymond James Financial, Inc. ..       466       13,868
SWS Group, Inc. ................       132        3,275
Thomas Weisel Partners Group,
  Inc. (a)......................       102        1,940
TradeStation Group, Inc. (a)....       168        2,115
W.P. Carey & Co. LLC............       132        4,405
W.P. Stewart & Co., Ltd. .......       108        1,088
Waddell & Reed Financial, Inc.
  (Class A).....................       400        9,328
                                             ----------
                                                144,722
                                             ----------
CHEMICALS -- 2.5%
A. Schulman, Inc. ..............       127        2,992
Airgas, Inc. ...................       325       13,699
Albemarle Corp. ................       368       15,213
American Vanguard Corp. ........        97        1,658
Arch Chemicals, Inc. ...........       121        3,778
Cabot Corp. ....................       279       13,317
CF Industries Holdings, Inc. ...       239        9,213
Chemtura Corp. .................     1,171       12,799
Cytec Industries, Inc. .........       184       10,348
Ferro Corp. ....................       217        4,689
FMC Corp. ......................       172       12,974
Georgia Gulf Corp. .............       177        2,869
H.B. Fuller Co. ................       279        7,608
Hercules, Inc. (a)..............       554       10,825
Kronos Worldwide, Inc. .........        15          486
MacDermid, Inc. ................       123        4,289
Minerals Technologies, Inc. ....        91        5,657
Nalco Holding Co. (a)...........       441       10,540
NewMarket Corp. ................        72        2,928
NL Industries, Inc. ............        36          392
Olin Corp. .....................       315        5,336
OM Group, Inc. (a)..............       143        6,389
PolyOne Corp. (a)...............       425        2,593
Rockwood Holdings, Inc. (a).....       178        4,927
RPM International, Inc. ........       576       13,306
Sensient Technologies Corp. ....       228        5,878
Spartech Corp. .................       157        4,606
Symyx Technologies, Inc. (a)....       155        2,747
Terra Industries, Inc. (a)......       437        7,647
Terra Nitrogen Co. LP...........        36        2,064
The Scotts Miracle-Gro Co.
  (Class A).....................       215        9,466
Tronox, Inc. ...................       195        2,808
Valhi, Inc. ....................        63          832
Valspar Corp. ..................       459       12,774
W.R. Grace & Co. (a)............       281        7,424
Westlake Chemical Corp. ........        92        2,498
Zoltek Cos., Inc. (a)...........       100        3,493
                                             ----------
                                                241,062
                                             ----------
COMMERCIAL BANKS -- 5.2%
1st Source Corp. ...............        67        1,753
Alabama National Bancorp........        91        6,444
AMCORE Financial, Inc. .........       107        3,397
Bancfirst Corp. ................        36        1,669
BancorpSouth, Inc. .............       351        8,582
Bank of Hawaii Corp. ...........       240       12,727
Bank of the Ozarks, Inc. .......        60        1,723
Banner Corp. ...................        54        2,244
BOK Financial Corp. ............       104        5,151
Boston Private Financial
  Holdings, Inc. ...............       181        5,053
Capital City Bank Group, Inc. ..        63        2,098
Capitol Bancorp, Ltd. ..........        72        2,653
Cascade Bancorp.................       100        2,594
Cathay General Bancorp..........       205        6,966
Centennial Bank Holdings, Inc.
  (a)...........................       289        2,500
Central Pacific Financial
  Corp. ........................       142        5,193
CharterMac......................       241        4,663
Chemical Financial Corp. .......       111        3,307
Chittenden Corp. ...............       220        6,642
Citizens Banking Corp. .........       364        8,066
City Holding Co. ...............        89        3,600
CoBiz, Inc. ....................        85        1,692
Columbia Banking System, Inc. ..        75        2,530
Community Bank System, Inc. ....       153        3,201
Community Banks, Inc. ..........       123        2,936
Community Trust Bancorp, Inc. ..        72        2,609
Cullen/Frost Bankers, Inc. .....       289       15,123
CVB Financial Corp. ............       311        3,701
East West Bancorp, Inc. ........       270        9,928
F N B Corp. ....................       282        4,752
First BanCorp- Puerto Rico......       366        4,853
First Bancorp-North Carolina....        66        1,411
First Charter Corp. ............       165        3,547

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   ----------

First Citizens BancShares, Inc.
  (Class A).....................        26   $    5,226
First Commonwealth Financial
  Corp. ........................       342        4,018
First Community Bancorp, Inc. ..       130        7,350
First Financial Bancorp.........       192        2,901
First Financial Bankshares,
  Inc. .........................        88        3,680
First Financial Corp. ..........        57        1,764
First Indiana Corp. ............        79        1,726
First Merchants Corp. ..........        94        2,230
First Midwest Bancorp, Inc. ....       234        8,599
First Republic Bank.............       146        7,840
First State Bancorp.............        96        2,165
FirstMerit Corp. ...............       363        7,663
Frontier Financial Corp. .......       217        5,414
Fulton Financial Corp. .........       836       12,147
Glacier Bancorp, Inc. ..........       246        5,914
Great Southern Bancorp, Inc. ...        49        1,435
Greater Bay Bancorp.............       239        6,427
Hancock Holding Co. ............       127        5,585
Hanmi Financial Corp. ..........       230        4,384
Harleysville National Corp. ....       139        2,477
IBERIABANK Corp. ...............        52        2,894
Independent Bank
  Corp. -- Massachusetts........        70        2,306
Independent Bank
  Corp. -- Michigan.............       112        2,281
Integra Bank Corp. .............        82        1,828
International Bancshares
  Corp. ........................       246        7,299
Irwin Financial Corp. ..........       119        2,218
MB Financial, Inc. .............       174        6,266
Mid-State Bancshares............       106        3,889
Midwest Banc Holdings, Inc. ....       100        1,771
Nara Bancorp, Inc. .............       105        1,839
National Penn Bancshares,
  Inc. .........................       214        4,045
NBT Bancorp, Inc. ..............       169        3,960
Old National Bancorp............       321        5,836
Old Second Bancorp, Inc. .......        62        1,699
Omega Financial Corp. ..........        67        1,910
Oriental Financial Group........       102        1,202
Pacific Capital Bancorp.........       219        7,034
Park National Corp. ............        53        5,007
Placer Sierra Bancshares........        94        2,544
PrivateBancorp, Inc. ...........       103        3,766
Prosperity Bancshares, Inc. ....       209        7,261
Provident Bankshares Corp. .....       159        5,225
Republic Bancorp,
  Inc. -- Kentucky..............        61        1,377
S&T Bancorp, Inc. ..............       127        4,196
S.Y. Bancorp, Inc. .............        63        1,566
Sandy Spring Bancorp, Inc. .....        67        2,321
Santander BanCorp...............        28          493
Seacoast Banking Corp. of
  Florida.......................        75        1,700
Signature Bank (a)..............       138        4,491
Simmons First National Corp. ...        61        1,834
South Financial Group, Inc. ....       365        9,023
Sterling Bancorp................       106        1,919
Sterling Bancshares, Inc. ......       364        4,070
Sterling Financial
  Corp. -- Pennsylvania.........       120        2,664
Sterling Financial
  Corp. -- Washington...........       243        7,579
Suffolk Bancorp.................        51        1,646
Sun Bancorp, Inc. (a)...........        85        1,580
Susquehanna Bancshares, Inc. ...       243        5,635
SVB Financial Group (a).........       169        8,212
Texas Capital Bancshares, Inc.
  (a)...........................       126        2,583
Tompkins Trustco, Inc. .........        35        1,465
Trico Bancshares................        69        1,633
Trustmark Corp. ................       248        6,954
UCBH Holdings, Inc. ............       479        8,919
UMB Financial Corp. ............       144        5,437
Umpqua Holdings Corp. ..........       278        7,442
United Bankshares, Inc. ........       187        6,551
United Community Banks, Inc. ...       188        6,164
USB Holding Co., Inc. ..........        60        1,361
Virginia Commerce Bancorp, Inc.
  (a)...........................        88        1,905
W Holding Co., Inc. ............       645        3,225
Washington Trust Bancorp,
  Inc. .........................        63        1,689
WesBanco, Inc. .................        92        2,840
West Coast Bancorp..............        74        2,366
Westamerica Bancorp.............       147        7,081
Western Alliance Bancorp (a)....        95        2,949
Whitney Holding Corp. ..........       321        9,816
Wilmington Trust Corp. .........       327       13,790
Wintrust Financial Corp. .......       121        5,398
Yardville National Bancorp......        46        1,670
                                             ----------
                                                495,877
                                             ----------
COMMERCIAL SERVICES & SUPPLIES -- 3.8%
ABM Industries, Inc. ...........       208        5,489
ACCO Brands Corp. (a)...........       233        5,613
ADESA, Inc. ....................       415       11,466
Administaff, Inc. ..............       128        4,506
Advisory Board Co. (a)..........        91        4,606
American Reprographics Co. (a)..       155        4,772
Amrep Corp. ....................         8          618
Bowne & Co., Inc. ..............       145        2,281
Brady Corp. ....................       237        7,394
CBIZ, Inc. (a)..................       264        1,874
CDI Corp. ......................        60        1,735
Central Parking Corp. ..........        83        1,841
Cenveo, Inc. (a)................       197        4,787
Clean Harbors, Inc. (a).........        77        3,482
Consolidated Graphics, Inc.
  (a)...........................        57        4,221
Copart, Inc. (a)................       324        9,075
Corrections Corp. of America
  (a)...........................       297       15,685
CoStar Group, Inc. (a)..........        88        3,932
Covanta Holding Corp. (a).......       517       11,467
CRA International, Inc. (a).....        52        2,713
Deluxe Corp. ...................       240        8,047
Diamond Management & Technology
  Consultants, Inc. ............       176        2,057
Ennis, Inc. ....................       127        3,399
First Advantage Corp. (Class A)
  (a)...........................        49        1,175
FTI Consulting, Inc. (a)........       194        6,516
Fuel Tech, Inc. (a).............        82        2,021
G & K Services, Inc. (Class A)..       101        3,664
Healthcare Services Group,
  Inc. .........................       128        3,667
Heidrick & Struggles
  International, Inc. (a).......        85        4,118
Herman Miller, Inc. ............       315       10,549
HNI Corp. ......................       189        8,681
Hudson Highland Group, Inc.
  (a)...........................       112        1,746
Huron Consulting Group, Inc.
  (a)...........................        72        4,381
IHS, Inc. (a)...................       146        6,002
IKON Office Solutions, Inc.
  (a)...........................       524        7,530
Innerworkings, Inc. (a).........       134        1,581
Interface, Inc. (Class A) (a)...       249        3,982
John H. Harland Co. ............       124        6,353
Kelly Services, Inc. (Class A)..       102        3,284
Kenexa Corp. (a)................        98        3,051

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   ----------

Kforce, Inc. (a)................       184   $    2,534
Knoll, Inc. ....................       205        4,885
Korn/Ferry International (a)....       206        4,726
Labor Ready, Inc. (a)...........       252        4,786
LECG Corp. (a)..................       110        1,593
McGrath Rentcorp................       109        3,452
Mine Safety Appliances Co. .....       128        5,384
Mobile Mini, Inc. (a)...........       175        4,687
Navigant Consulting, Inc. (a)...       248        4,901
PHH Corp. (a)...................       254        7,762
Pike Electric Corp. (a).........        81        1,465
Resources Connection, Inc. (a)..       223        7,134
Rollins, Inc. ..................       168        3,866
SAIC, Inc. (a)..................       426        7,378
School Specialty, Inc. (a)......        93        3,358
Spherion Corp. (a)..............       271        2,390
Steelcase, Inc. (Class A).......       300        5,967
Stericycle, Inc. (a)............       214       17,441
TeleTech Holdings, Inc. (a).....       173        6,347
Tetra Tech, Inc. (a)............       286        5,451
The Brink's Co. ................       216       13,705
The Geo Group, Inc. (a).........        94        4,260
United Stationers, Inc. (a).....       147        8,808
Viad Corp. .....................        98        3,783
Volt Information Sciences, Inc.
  (a)...........................        63        1,650
Waste Connections, Inc. (a).....       334       10,000
Watson Wyatt Worldwide, Inc.
  (Class A).....................       203        9,876
                                             ----------
                                                356,950
                                             ----------
COMMUNICATIONS EQUIPMENT -- 2.2%
3Com Corp. (a)..................     1,852        7,241
Acme Packet, Inc. (a)...........        57          842
ADC Telecommunications, Inc.
  (a)...........................       562        9,408
Adtran, Inc. ...................       302        7,354
Andrew Corp. (a)................       751        7,953
Arris Group, Inc. (a)...........       517        7,279
Avocent Corp. (a)...............       211        5,691
Bel Fuse, Inc. (Class B)........        60        2,323
Black Box Corp. ................        84        3,069
C-COR.net Corp. (a).............       217        3,008
CIENA Corp. (a).................       410       11,459
CommScope, Inc. (a).............       293       12,570
Comtech Telecommunications Corp.
  (a)...........................       109        4,222
Dycom Industries, Inc. (a)......       196        5,108
Extreme Networks, Inc. (a)......       529        2,238
F5 Networks, Inc. (a)...........       201       13,403
Finisar Corp. (a)...............     1,168        4,088
Foundry Networks, Inc. (a)......       602        8,169
Harmonic, Inc. (a)..............       335        3,290
Harris Stratex Networks, Inc.
  (a)...........................       113        2,168
Hughes Communications, Inc.
  (a)...........................        32        1,562
Inter-Tel, Inc. ................       112        2,648
InterDigital Communications
  Corp. (a).....................       252        7,981
Ixia (a)........................       160        1,488
Loral Space & Communications,
  Ltd. (a)......................        61        3,104
Mastec, Inc. (a)................       210        2,312
Netgear, Inc. (a)...............       165        4,707
Nextwave Wireless, Inc. (a).....       207        2,070
OpNext, Inc. (a)................        82        1,213
Optium Corp. (a)................        26          505
Packeteer, Inc. (a).............       169        2,099
Plantronics, Inc. ..............       222        5,244
Polycom, Inc. (a)...............       422       14,065
Powerwave Technologies, Inc.
  (a)...........................       529        3,010
Riverbed Technology, Inc. (a)...       120        3,317
SafeNet, Inc. (a)...............       128        3,622
Sonus Networks, Inc. (a)........     1,233        9,950
Sycamore Networks, Inc. (a).....       888        3,321
Symmetricom, Inc. (a)...........       256        2,125
Tekelec (a).....................       317        4,726
Utstarcom, Inc. (a).............       517        4,286
Viasat, Inc. (a)................       127        4,187
                                             ----------
                                                208,425
                                             ----------
COMPUTERS & PERIPHERALS -- 1.0%
Adaptec, Inc. (a)...............       627        2,427
Avid Technology, Inc. (a).......       200        6,976
Brocade Communications Systems,
  Inc. (a)......................     1,933       18,402
Electronics for Imaging, Inc.
  (a)...........................       275        6,449
Emulex Corp. (a)................       411        7,517
Gateway, Inc. (a)...............     1,260        2,759
Hutchinson Technology, Inc.
  (a)...........................       132        3,082
Hypercom Corp. (a)..............       227        1,353
Imation Corp. ..................       171        6,905
Intermec, Inc. (a)..............       230        5,138
Komag, Inc. (a).................       151        4,942
Novatel Wireless, Inc. (a)......       141        2,262
Palm, Inc. (a)..................       447        8,104
QLogic Corp. (a)................       760       12,920
Quantum Corp. (a)...............       966        2,608
Rackable Systems, Inc. (a)......       125        2,121
Stratasys, Inc. (a).............        57        2,435
Synaptics, Inc. (a).............       118        3,019
                                             ----------
                                                 99,419
                                             ----------
CONSTRUCTION & ENGINEERING -- 1.0%
EMCOR Group, Inc. (a)...........       148        8,729
Foster Wheeler, Ltd. (a)........       328       19,152
Granite Construction, Inc. .....       164        9,063
Infrasource Services, Inc. (a)..       196        5,984
Insituform Technologies, Inc.
  (a)...........................       127        2,640
Perini Corp. (a)................        99        3,649
Quanta Services, Inc. (a).......       494       12,459
The Shaw Group, Inc. (a)........       368       11,507
URS Corp. (a)...................       246       10,477
Washington Group International,
  Inc. (a)......................       143        9,498
                                             ----------
                                                 93,158
                                             ----------
CONSTRUCTION MATERIALS -- 0.3%
Eagle Materials, Inc. ..........       234       10,444
Headwaters, Inc. (a)............       213        4,654
Texas Industries, Inc. .........       117        8,837
                                             ----------
                                                 23,935
                                             ----------
CONSUMER FINANCE -- 0.4%
Advance America Cash Advance
  Centers, Inc. ................       289        4,448
Advanta Corp. (Class B).........       105        4,603
Cash America International,
  Inc. .........................       143        5,863
CompuCredit Corp. (a)...........       153        4,777
Credit Acceptance Corp. (a).....        11          299
Dollar Financial Corp. (a)......       103        2,606
Ezcorp, Inc. (a)................       180        2,651
First Cash Financial Services,
  Inc. (a)......................       147        3,275

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   ----------

Nelnet, Inc. ...................       100   $    2,397
World Acceptance Corp. (a)......        78        3,116
                                             ----------
                                                 34,035
                                             ----------
CONTAINERS & PACKAGING -- 0.7%
Aptargroup, Inc. ...............       153       10,240
Chesapeake Corp. ...............        87        1,314
Graphic Packaging Corp. (a).....       488        2,313
Greif, Inc. (Class A)...........        72        8,000
Myers Industries, Inc. .........       146        2,727
Owens-Illinois, Inc. (a)........       693       17,858
Packaging Corp. of America......       400        9,760
Rock-Tenn Co. ..................       179        5,943
Silgan Holdings, Inc. ..........       106        5,418
                                             ----------
                                                 63,573
                                             ----------
DISTRIBUTORS -- 0.1%
Audiovox Corp. (Class A) (a)....        88        1,296
Building Material Holding
  Corp. ........................       144        2,608
Keystone Automotive Industries,
  Inc. (a)......................        73        2,460
LKQ Corp. (a)...................       233        5,094
                                             ----------
                                                 11,458
                                             ----------
DIVERSIFIED CONSUMER SERVICES -- 1.5%
Bright Horizons Family
  Solutions, Inc. (a)...........       131        4,945
Career Education Corp. (a)......       462       14,091
Coinmach Service Corp. .........       166        1,761
Coinstar, Inc. (a)..............       133        4,163
Corinthian Colleges, Inc. (a)...       406        5,583
DeVry, Inc. ....................       298        8,746
Educate, Inc. (a)...............        96          735
INVESTools, Inc. (a)............       216        3,003
ITT Educational Services, Inc.
  (a)...........................       197       16,054
Jackson Hewitt Tax Service,
  Inc. .........................       146        4,698
Laureate Education, Inc. (a)....       231       13,622
Lincoln Educational Services
  Corp. (a).....................        30          426
Matthews International Corp.
  (Class A).....................       157        6,390
Pre-Paid Legal Services, Inc.
  (a)...........................        65        3,257
Regis Corp. ....................       215        8,680
Service Corp. International.....     1,433       16,996
Sotheby's Holdings, Inc. .......       311       13,833
Steiner Leisure, Ltd. (a).......        81        3,643
Stewart Enterprises, Inc. (Class
  A)............................       464        3,740
Strayer Education, Inc. ........        70        8,750
Universal Technical Institute,
  Inc. (a)......................       112        2,585
                                             ----------
                                                145,701
                                             ----------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
Asset Acceptance Capital Corp.
  (a)...........................        76        1,176
Financial Federal Corp. ........       129        3,395
International Securities
  Exchange, Inc. ...............       179        8,735
Nasdaq Stock Market, Inc. (a)...       467       13,735
NewStar Financial, Inc. (a).....        74        1,240
Pico Holdings, Inc. (a).........        56        2,392
Portfolio Recovery Associates,
  Inc. (a)......................        73        3,259
Resource America, Inc. .........        71        1,678
                                             ----------
                                                 35,610
                                             ----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
Cbeyond, Inc. (a)...............        77        2,258
Cincinnati Bell, Inc. (a).......     1,196        5,621
Citizens Communications Co. ....        --            3
Cogent Communications Group,
  Inc. (a)......................       241        5,695
Consolidated Communications
  Holdings, Inc. ...............        97        1,929
Covad Communications Group, Inc.
  (a)...........................     1,463        1,858
Fairpoint Communications,
  Inc. .........................       132        2,536
General Communication, Inc.
  (Class A) (a).................       239        3,346
Global Crossing, Ltd. (a).......        93        2,558
Globalstar, Inc. (a)............        37          392
IDT Corp. (Class B) (a).........       302        3,428
Iowa Telecommunications
  Services, Inc. ...............       133        2,660
NeuStar, Inc. (Class A) (a).....       360       10,238
North Pittsburgh Systems,
  Inc. .........................        66        1,437
NTELOS Holdings Corp. (a).......        70        1,345
Paetec Holding Corp. ...........       272        2,851
Premiere Global Services, Inc.
  (a)...........................       338        3,792
SureWest Communications.........        63        1,567
Time Warner Telecom, Inc. (Class
  A) (a)........................       685       14,228
Vonage Holdings Corp. (a).......       198          683
                                             ----------
                                                 68,425
                                             ----------
ELECTRIC UTILITIES -- 1.3%
ALLETE, Inc. ...................       117        5,454
Cleco Corp. ....................       277        7,155
Duquesne Light Holdings, Inc. ..       432        8,549
El Paso Electric Co. (a)........       232        6,113
Empire District Electric Co. ...       156        3,869
Great Plains Energy, Inc. ......       387       12,558
Hawaiian Electric Industries,
  Inc. .........................       379        9,850
IDACORP, Inc. ..................       202        6,836
ITC Holdings Corp. .............       203        8,788
MGE Energy, Inc. ...............       100        3,546
Otter Tail Corp. ...............       134        4,588
Portland General Electric Co. ..       128        3,738
Sierra Pacific Resources (a)....     1,061       18,440
UIL Holdings Corp. .............       110        3,817
Unisource Energy Corp. .........       165        6,196
Westar Energy, Inc. ............       423       11,641
                                             ----------
                                                121,138
                                             ----------
ELECTRICAL EQUIPMENT -- 1.3%
A.O. Smith Corp. ...............       102        3,898
Acuity Brands, Inc. ............       212       11,541
American Superconductor Corp.
  (a)...........................       154        2,074
Baldor Electric Co. ............       188        7,095
Belden CDT, Inc. ...............       213       11,415
Encore Wire Corp. ..............        81        2,051
Energy Conversion Devices, Inc.
  (a)...........................       185        6,464
EnerSys (a).....................       128        2,199
Evergreen Solar, Inc. (a).......       337        3,286
First Solar, Inc. (a)...........        94        4,889
Franklin Electric Co., Inc. ....        81        3,767
FuelCell Energy, Inc. (a).......       275        2,162
General Cable Corp. (a).........       250       13,357
Genlyte Group, Inc. (a).........       120        8,466
GrafTech International, Ltd.
  (a)...........................       520        4,722
II-VI, Inc. (a).................       121        4,096
Medis Technologies, Ltd. (a)....       103        1,742
Plug Power, Inc. (a)............       301          951
Power-One, Inc. (a).............       348        1,991
Regal-Beloit Corp. .............       146        6,771
Superior Essex, Inc. (a)........       104        3,606
Thomas & Betts Corp. (a)........       287       14,011

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   ----------

Vicor Corp. ....................        92   $      922
Woodward Governor Co. ..........       144        5,928
                                             ----------
                                                127,404
                                             ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.5%
Aeroflex, Inc. (a)..............       373        4,905
Agilysys, Inc. .................       153        3,438
Anixter International, Inc.
  (a)...........................       169       11,144
AVX Corp. ......................       248        3,770
Benchmark Electronics, Inc.
  (a)...........................       338        6,983
Brightpoint, Inc. (a)...........       237        2,711
Checkpoint Systems, Inc. (a)....       193        4,566
Cogent, Inc. (a)................       222        2,986
Cognex Corp. ...................       198        4,291
Coherent, Inc. (a)..............       150        4,761
CTS Corp. ......................       187        2,584
Daktronics, Inc. ...............       177        4,857
Dolby Laboratories, Inc. (a)....       160        5,522
Echelon Corp. (a)...............       172        1,813
Electro Scientific Industries,
  Inc. (a)......................       143        2,751
FLIR Systems, Inc. (a)..........       326       11,628
Global Imaging Systems, Inc.
  (a)...........................       254        4,953
Insight Enterprises, Inc. (a)...       225        4,045
IPG Photonics Corp. (a).........        55        1,056
Itron, Inc. (a).................       127        8,260
KEMET Corp. (a).................       420        3,213
L-1 Identity Solutions, Inc.
  (a)...........................       311        5,135
Littelfuse, Inc. (a)............       108        4,385
Measurement Specialties, Inc.
  (a)...........................        79        1,782
Mercury Computer System, Inc.
  (a)...........................       100        1,387
Methode Electronics, Inc. (Class
  A)............................       206        3,043
Mettler Toledo International,
  Inc. (a)......................       187       16,750
MTS Systems Corp. ..............        86        3,340
Multi-Fineline Electronix, Inc.
  (a)...........................        53          814
National Instruments Corp. .....       256        6,715
Newport Corp. (a)...............       184        3,012
Park Electrochemical Corp. .....        87        2,359
Paxar Corp. (a).................       188        5,396
Plexus Corp. (a)................       223        3,824
Rofin-Sinar Technologies, Inc.
  (a)...........................        72        4,261
Rogers Corp. (a)................        83        3,681
Sanmina-SCI Corp. (a)...........     2,500        9,050
Scansource, Inc. (a)............       118        3,167
Smart Modular Technologies
  (WWH), Inc. (a)...............       171        2,187
Sunpower Corp. (a)..............       105        4,777
SYNNEX Corp. (a)................        68        1,444
Tech Data Corp. (a).............       260        9,311
Technitrol, Inc. ...............       199        5,212
Tektronix, Inc. ................       394       11,095
Trimble Navigation, Ltd. (a)....       564       15,138
TTM Technologies, Inc. (a)......       201        1,918
Vishay Intertechnology, Inc.
  (a)...........................       824       11,519
                                             ----------
                                                240,939
                                             ----------
ENERGY EQUIPMENT & SERVICES -- 2.5%
Atwood Oceanics, Inc. (a).......       131        7,688
Basic Energy Services, Inc.
  (a)...........................       108        2,516
Bristow Group, Inc. (a).........       103        3,754
Cal Dive International, Inc.
  (a)...........................       130        1,587
CARBO Ceramics, Inc. ...........        93        4,329
Complete Production Services,
  Inc. (a)......................       204        4,062
Dresser-Rand Group, Inc. (a)....       356       10,844
Dril-Quip, Inc. (a).............       120        5,194
Global Industries, Inc. (a).....       401        7,334
Grey Wolf, Inc. (a).............       916        6,137
Gulfmark Offshore, Inc. (a).....        99        4,321
Hanover Compressor Co. (a)......       425        9,456
Helmerich & Payne, Inc. ........       466       14,139
Hercules Offshore, Inc. (a).....       153        4,018
Horizon Offshore, Inc. (a)......       124        1,793
Hornbeck Offshore Services, Inc.
  (a)...........................       125        3,581
Hydril (a)......................        84        8,084
Input/Output, Inc. (a)..........       352        4,851
Lone Star Technologies, Inc.
  (a)...........................       144        9,508
Lufkin Industries, Inc. ........        76        4,270
NATCO Group, Inc. (a)...........        69        2,354
Newpark Resources, Inc. (a).....       441        3,109
Oceaneering International, Inc.
  (a)...........................       252       10,614
Oil States International, Inc.
  (a)...........................       218        6,996
Parker Drilling Co. (a).........       530        4,977
Pioneer Drilling Co. (a)........       232        2,944
RPC, Inc. ......................       187        3,116
SEACOR Holdings, Inc. (a).......       103       10,135
Superior Energy Services, Inc.
  (a)...........................       410       14,133
Superior Well Services, Inc.
  (a)...........................        52        1,188
Tetra Technologies, Inc. (a)....       349        8,624
Tidewater, Inc. ................       277       16,227
Todco (Class A) (a).............       272       10,970
Unit Corp. (a)..................       218       11,029
Universal Compression Holdings,
  Inc. (a)......................       146        9,881
W-H Energy Services, Inc. (a)...       141        6,590
                                             ----------
                                                240,353
                                             ----------
FOOD & STAPLES RETAILING -- 0.9%
BJ'S Wholesale Club, Inc. (a)...       313       10,589
Casey's General Stores, Inc. ...       243        6,077
Central European Distribution
  Corp. (a).....................       149        4,337
Great Atlantic & Pacific Tea
  Co. ..........................        86        2,853
Ingles Markets, Inc. ...........        63        2,573
Longs Drug Stores Corp. ........       144        7,436
Nash Finch Co. .................        74        2,550
Pantry, Inc. (a)................       113        5,110
Pathmark Stores, Inc. (a).......       153        1,958
Performance Food Group Co. (a)..       150        4,631
Rite Aid Corp. (a)..............     2,521       14,546
Ruddick Corp. ..................       181        5,444
Smart & Final, Inc. (a).........        58        1,263
The Andersons, Inc. ............        84        3,730
The Topps Co., Inc. ............       160        1,555
United Natural Foods, Inc. (a)..       182        5,577
Weis Markets, Inc. .............        47        2,101
Winn-Dixie Stores, Inc. (a).....       258        4,554
                                             ----------
                                                 86,884
                                             ----------
FOOD PRODUCTS -- 1.2%
Alico, Inc. ....................        18        1,032
Chiquita Brands International,
  Inc. .........................       206        2,888
Corn Products International,
  Inc. .........................       360       12,812
Del Monte Foods Co. ............       972       11,159
Delta and Pine Land Co. ........       176        7,251
Farmer Brothers Co. ............        30          681
Flowers Foods, Inc. ............       273        8,236
Fresh Del Monte Produce, Inc. ..       132        2,647
Hain Celestial Group, Inc. (a)..       187        5,623
J&J Snack Foods Corp. ..........        66        2,606

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   ----------

Lancaster Colony Corp. .........       121   $    5,347
Lance, Inc. ....................       148        2,995
Pilgrim's Pride Corp. ..........       198        6,572
Premium Standard Farms, Inc. ...        95        1,999
Ralcorp Holdings, Inc. (a)......       129        8,295
Reddy Ice Holdings, Inc. .......        96        2,897
Sanderson Farms, Inc. ..........        86        3,187
Seaboard Corp. .................         2        4,520
The J.M. Smucker Co. ...........       278       14,823
Tootsie Roll Industries, Inc. ..       119        3,581
TreeHouse Foods, Inc. (a).......       153        4,662
                                             ----------
                                                113,813
                                             ----------
GAS UTILITIES -- 1.8%
AGL Resources, Inc. ............       379       16,191
Amerigas Partners LP............       155        5,061
Atlas Pipeline Partners Lp......        63        3,016
Atmos Energy Corp. .............       427       13,357
Copano Energy LLC...............        77        5,273
Energen Corp. ..................       316       16,081
Ferrellgas Partners LP..........       180        4,172
Laclede Group, Inc. ............        95        2,953
National Fuel Gas Co. ..........       339       14,665
New Jersey Resources Corp. .....       132        6,607
Nicor, Inc. ....................       208       10,071
Northwest Natural Gas Co. ......       132        6,029
Piedmont Natural Gas Co.,
  Inc. .........................       346        9,128
South Jersey Industries, Inc. ..       143        5,441
Southern Union Co. .............       534       16,228
Southwest Gas Corp. ............       197        7,657
Suburban Propane Partners LP....       157        6,908
UGI Corp. ......................       511       13,649
WGL Holdings, Inc. .............       238        7,611
                                             ----------
                                                170,098
                                             ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.1%
Accuray, Inc. (a)...............        76        1,690
Advanced Medical Optics, Inc.
  (a)...........................       290       10,788
Align Technology, Inc. (a)......       259        4,108
American Medical Systems
  Holdings, Inc. (a)............       329        6,965
Analogic Corp. .................        66        4,150
Arrow International, Inc. ......       114        3,666
Arthrocare Corp. (a)............       129        4,649
Aspect Medical Systems, Inc.
  (a)...........................        81        1,263
Biosite, Inc. (a)...............        77        6,466
CONMED Corp. (a)................       132        3,858
Cyberonics, Inc. (a)............       100        1,878
Datascope Corp. ................        60        2,171
DJO, Inc. (a)...................       109        4,131
Edwards Lifesciences Corp. (a)..       284       14,399
ev3, Inc. (a)...................       110        2,167
Foxhollow Technologies, Inc.
  (a)...........................       108        2,256
Gen-Probe, Inc. (a).............       249       11,723
Greatbatch, Inc. (a)............       115        2,933
Haemonetics Corp. (a)...........       132        6,171
Hologic, Inc. (a)...............       256       14,756
I-Flow Corp. (a)................       113        1,666
ICU Medical, Inc. (a)...........        63        2,470
IDEXX Laboratories, Inc. (a)....       150       13,144
Immucor, Inc. (a)...............       324        9,535
Integra LifeSciences Holdings
  Corp. (a).....................        97        4,421
Intralase Corp. (a).............       107        2,673
Invacare Corp. .................       159        2,773
Inverness Medical Innovations,
  Inc. (a)......................       195        8,537
Kensey Nash Corp. (a)...........        56        1,708
Kinetic Concepts, Inc. (a)......       247       12,508
Kyphon, Inc. (a)................       217        9,795
Mentor Corp. ...................       205        9,430
Meridian Bioscience, Inc. ......       116        3,220
Merit Medical Systems, Inc.
  (a)...........................       120        1,506
NuVasive, Inc. (a)..............       153        3,634
OraSure Technologies, Inc. (a)..       220        1,617
Palomar Medical Technologies,
  Inc. (a)......................        73        2,916
PolyMedica Corp. ...............       108        4,572
ResMed, Inc. (a)................       370       18,637
Respironics, Inc. (a)...........       351       14,738
Sirona Dental Systems, Inc. ....        91        3,136
SonoSite, Inc. (a)..............        74        2,091
STERIS Corp. ...................       307        8,154
SurModics, Inc. (a).............        81        2,916
Symmetry Medical, Inc. (a)......       142        2,319
The Cooper Cos., Inc. ..........       217       10,551
Thoratec Corp. (a)..............       233        4,870
Viasys Healthcare, Inc. (a).....       155        5,268
Vital Signs, Inc. ..............        39        2,027
Volcano Corp. (a)...............       104        1,873
West Pharmaceutical Services,
  Inc. .........................       153        7,104
Wright Medical Group, Inc. (a)..       175        3,901
                                             ----------
                                                293,898
                                             ----------
HEALTH CARE PROVIDERS & SERVICES -- 2.4%
Alliance Imaging, Inc. (a)......       105          917
Amedisys, Inc. (a)..............       121        3,924
AMERIGROUP Corp. (a)............       244        7,418
AMN Healthcare Services, Inc.
  (a)...........................       173        3,913
Amsurg Corp. (a)................       141        3,453
Apria Healthcare Group, Inc.
  (a)...........................       201        6,482
Assisted Living Concepts, Inc.
  (a)...........................       273        3,221
Centene Corp. (a)...............       213        4,471
Chemed Corp. ...................       131        6,414
Cross Country Healthcare, Inc.
  (a)...........................       120        2,188
Genesis HealthCare Corp. (a)....        92        5,806
Gentiva Health Services, Inc.
  (a)...........................       137        2,763
Health Management Associates,
  Inc. .........................     1,161       12,620
HealthExtras, Inc. (a)..........       138        3,972
Healthsouth Corp. (a)...........       387        8,131
Healthspring, Inc. (a)..........       220        5,181
Healthways, Inc. (a)............       170        7,947
inVentiv Health, Inc. (a).......       144        5,514
Kindred Healthcare, Inc. (a)....       165        5,409
Landauer, Inc. .................        40        2,019
LCA-Vision, Inc. ...............        98        4,037
LifePoint Hospitals, Inc. (a)...       253        9,670
Magellan Health Services, Inc.
  (a)...........................       179        7,518
Matria Healthcare, Inc. (a).....       114        3,005
Molina Healthcare, Inc. (a).....        66        2,019
National Healthcare Corp. ......        37        1,886
Nighthawk Radiology Holdings,
  Inc. (a)......................        87        1,583
Odyssey Healthcare, Inc. (a)....       165        2,166
Option Care, Inc. ..............       127        1,689
Owens & Minor, Inc. ............       187        6,868
Pediatrix Medical Group, Inc.
  (a)...........................       236       13,466
PSS World Medical, Inc. (a).....       320        6,765
Psychiatric Solutions, Inc.
  (a)...........................       250       10,077
Radiation Therapy Services, Inc.
  (a)...........................        60        1,838

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   ----------

RehabCare Group, Inc. (a).......        70   $    1,111
Sierra Health Services, Inc.
  (a)...........................       255       10,498
Sunrise Assisted Living, Inc.
  (a)...........................       217        8,576
Symbion, Inc. (a)...............       103        2,020
United Surgical Partners (a)....       220        6,778
VCA Antech, Inc. (a)............       405       14,706
WellCare Health Plans, Inc.
  (a)...........................       168       14,322
                                             ----------
                                                232,361
                                             ----------
HEALTH CARE TECHNOLOGY -- 0.3%
Allscripts Healthcare Solutions,
  Inc. (a)......................       219        5,872
Dendrite International, Inc.
  (a)...........................       189        2,960
Eclipsys Corp. (a)..............       226        4,355
Emdeon Corp. (a)................       770       11,650
The TriZetto Group, Inc. (a)....       206        4,122
WebMD Health Corp. (a)..........        37        1,947
                                             ----------
                                                 30,906
                                             ----------
HOTELS RESTAURANTS & LEISURE -- 2.9%
AFC Enterprises, Inc. (a).......       121        2,426
Ambassadors Group, Inc. ........        80        2,659
Ameristar Casinos, Inc. ........       109        3,500
Applebees International, Inc. ..       352        8,723
Bally Technologies, Inc. (a)....       247        5,824
BJ's Restaurants, Inc. (a)......        94        1,986
Bob Evans Farms, Inc. ..........       179        6,614
Burger King Holdings, Inc. .....       256        5,530
California Pizza Kitchen, Inc.
  (a)...........................        91        2,993
CBRL Group, Inc. (a)............       122        5,649
CEC Entertainment, Inc. (a).....       155        6,439
Cedar Fair LP...................       243        6,940
Chipotle Mexican Grill, Inc.
  (a)...........................       155        9,625
Choice Hotels International,
  Inc. .........................       179        6,342
Churchill Downs, Inc. ..........        51        2,315
CKE Restaurants, Inc. ..........       316        5,960
Domino's Pizza, Inc. ...........       186        6,039
Gaylord Entertainment Co. (a)...       190       10,045
Great Wolf Resorts, Inc. (a)....       157        2,077
IHOP Corp. .....................        78        4,575
International Speedway Corp.
  (Class A).....................       167        8,634
Isle of Capri Casinos, Inc.
  (a)...........................        94        2,408
Jack in the Box, Inc. (a).......       168       11,614
Jamba, Inc. (a).................        99          909
Krispy Kreme Doughnuts, Inc.
  (a)...........................       280        2,853
Landry's Restaurants, Inc. .....        88        2,605
Life Time Fitness, Inc. (a).....       140        7,197
Marcus Corp. ...................        95        2,210
Morgans Hotel Group Co. (a).....       101        2,122
Multimedia Games, Inc. (a)......       143        1,702
O'Charleys, Inc. (a)............       114        2,199
Orient-Express Hotels, Ltd.
  (Class A).....................       194       11,605
OSI Restaurant Partners, Inc. ..       347       13,706
P F Chang's China Bistro, Inc.
  (a)...........................       124        5,193
Panera Bread Co. (Class A) (a)..       148        8,741
Papa John's International, Inc.
  (a)...........................       107        3,146
Peet's Coffee & Tea, Inc. (a)...        66        1,823
Pinnacle Entertainment, Inc.
  (a)...........................       277        8,052
Rare Hospitality International,
  Inc. (a)......................       164        4,935
Red Robin Gourmet Burgers, Inc.
  (a)...........................        81        3,144
Ruby Tuesday, Inc. .............       290        8,294
Ruth's Chris Steak House, Inc.
  (a)...........................        81        1,649
Scientific Games Corp. (Class A)
  (a)...........................       334       10,965
Shuffle Master, Inc. (a)........       168        3,066
Six Flags, Inc. (a).............       353        2,122
Sonic Corp. (a).................       329        7,330
Speedway Motorsports, Inc. .....        66        2,558
Texas Roadhouse, Inc. (Class A)
  (a)...........................       258        3,676
The Cheesecake Factory, Inc.
  (a)...........................       361        9,621
The Steak n Shake Co. (a).......       120        2,012
Triarc Cos., Inc. (Class B).....       235        4,040
Vail Resorts, Inc. (a)..........       144        7,824
WMS Industries, Inc. (a)........       139        5,454
                                             ----------
                                                279,670
                                             ----------
HOUSEHOLD DURABLES -- 1.3%
American Greetings Corp. (Class
  A)............................       269        6,243
Avatar Holdings, Inc. (a).......        25        1,786
Beazer Homes USA, Inc. .........       194        5,632
Blyth, Inc. ....................       152        3,209
Brookfield Homes Corp. .........        58        1,862
Champion Enterprises, Inc. (a)..       358        3,150
CSS Industries, Inc. ...........        39        1,462
Ethan Allen Interiors, Inc. ....       147        5,195
Furniture Brands International,
  Inc. .........................       228        3,598
Helen of Troy, Ltd. (a).........       136        3,089
Hovnanian Enterprises, Inc.
  (a)...........................       216        5,434
iRobot Corp. (a)................        54          706
Jarden Corp. (a)................       304       11,643
Kimball International, Inc.
  (Class B).....................       121        2,333
La-Z-Boy, Inc. .................       262        3,244
M.D.C. Holdings, Inc. ..........       164        7,883
M/I Homes, Inc. ................        62        1,646
Meritage Homes Corp. (a)........       103        3,308
Palm Harbor Homes, Inc. (a).....        51          731
Russ Berrie & Co., Inc. (a).....        51          719
Ryland Group, Inc. .............       204        8,607
Sealy Corp. ....................       216        3,776
Skyline Corp. ..................        33        1,113
Snap-on, Inc. ..................       256       12,314
Standard Pacific Corp. .........       302        6,303
Technical Olympic USA, Inc. ....        89          355
Tempur-Pedic International,
  Inc. .........................       308        8,005
Tupperware Corp. ...............       284        7,080
WCI Communities, Inc. (a).......       147        3,137
                                             ----------
                                                123,563
                                             ----------
HOUSEHOLD PRODUCTS -- 0.3%
Central Garden & Pet Co. (a)....        32          473
Central Garden and Pet Co (a)...       274        4,028
Church & Dwight Co., Inc. ......       315       15,860
Spectrum Brands, Inc. (a).......       181        1,146
WD-40 Co. ......................        82        2,600
                                             ----------
                                                 24,107
                                             ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.0%
  (b)
Ormat Technologies, Inc. .......        66        2,769
                                             ----------
INDUSTRIAL CONGLOMERATES -- 0.4%
Carlisle Cos., Inc. ............       300       12,879
Raven Industries, Inc. .........        97        2,721
Sequa Corp. (a).................        33        3,952
Standex International Corp. ....        54        1,540
Teleflex, Inc. .................       168       11,436

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   ----------

Tredegar Corp. .................       132   $    3,008
Walter Industries, Inc. ........       252        6,237
                                             ----------
                                                 41,773
                                             ----------
INSURANCE -- 4.2%
21st Century Insurance Group....       127        2,692
Alfa Corp. .....................       181        3,345
Alleghany Corp. (a).............        26        9,527
Allied World Assurance Holdings,
  Ltd. .........................       165        7,054
American Equity Investment Life
  Holding Co....................       249        3,269
American Financial Group,
  Inc. .........................       332       11,301
American National Insurance
  Co. ..........................        75        9,595
Amtrust Financial Services,
  Inc. .........................       122        1,288
Argonaut Group, Inc. (a)........       155        5,016
Aspen Insurance Holdings,
  Ltd. .........................       367        9,619
Assured Guaranty, Ltd. .........       227        6,202
Baldwin & Lyons, Inc. (Class
  B)............................        45        1,145
Bristol West Holdings, Inc. ....        98        2,173
CNA Surety Corp. (a)............        75        1,582
Delphi Financial Group..........       207        8,328
eHealth, Inc. (a)...............        24          565
Employers Holdings, Inc. (a)....       252        5,045
Endurance Specialty Holdings,
  Ltd. .........................       279        9,971
Enstar Group Ltd................        23        2,269
Erie Indemnity Co. (Class A)....       244       12,876
FBL Financial Group, Inc. (Class
  A)............................        60        2,348
First Acceptance Corp. (a)......        85          890
Great American Financial
  Resources, Inc. ..............        39          955
Hanover Insurance Group, Inc. ..       241       11,115
Harleysville Group, Inc. .......        76        2,469
HCC Insurance Holdings, Inc. ...       531       16,355
Hilb Rogal and Hobbs Co. .......       175        8,584
Horace Mann Educators Corp. ....       208        4,274
Infinity Property & Casualty
  Corp. ........................        93        4,358
IPC Holdings, Ltd. .............       310        8,943
Kansas City Life Insurance
  Co. ..........................        18          810
LandAmerica Financial Group,
  Inc. .........................        86        6,356
Max Re Capital, Ltd. ...........       222        5,657
Mercury General Corp. ..........       126        6,683
Montpelier Re Holdings, Ltd. ...       511        8,861
National Financial Partners
  Corp. ........................       180        8,444
National Western Life Insurance
  Co. (Class A).................        12        2,938
Navigators Group, Inc. (a)......        66        3,311
Odyssey Re Holdings Corp. ......       133        5,228
Ohio Casualty Corp. ............       301        9,015
OneBeacon Insurance Group, Ltd.
  (a)...........................       116        2,900
PartnerRe, Ltd. ................       273       18,711
Philadelphia Consolidated
  Holding Corp. (a).............       280       12,317
Platinum Underwriters Holdings,
  Ltd. .........................       290        9,303
Presidential Life Corp. ........       106        2,090
ProAssurance Corp. (a)..........       151        7,724
Reinsurance Group America,
  Inc. .........................       142        8,196
RenaissanceRe Holdings, Ltd. ...       300       15,042
RLI Corp. ......................       105        5,768
Safety Insurance Group, Inc. ...        72        2,889
Scottish R Egroup, Ltd. ........       256        1,029
Security Capital Assurance,
  Ltd. .........................       314        8,864
Selective Insurance Group,
  Inc. .........................       276        7,027
StanCorp Financial Group,
  Inc. .........................       255       12,538
State Auto Financial Corp. .....        64        2,056
Stewart Information Services
  Corp. ........................        81        3,385
The Commerce Group, Inc. .......       288        8,651
The Midland Co. ................        61        2,588
The Phoenix Cos., Inc. .........       528        7,329
Tower Group, Inc. ..............        96        3,093
United America Indemnity, Ltd.
  (a)...........................       104        2,413
United Fire & Casualty Co. .....       107        3,759
Universal American Financial
  Corp. (a).....................       178        3,450
USI Holdings Corp. (a)..........       174        2,932
Wesco Financial Corp. ..........         7        3,220
Zenith National Insurance
  Corp. ........................       178        8,414
                                             ----------
                                                396,144
                                             ----------
INTERNET & CATALOG RETAIL -- 0.4%
1-800-FLOWERS.COM, Inc. (Class
  A) (a)........................       124          965
Blue Nile, Inc. (a).............        69        2,806
FTD Group, Inc. (a).............        99        1,637
GSI Commerce, Inc. (a)..........        77        1,739
Netflix, Inc. (a)...............       278        6,447
Nutri/System, Inc. (a)..........       159        8,333
Overstock.com, Inc. (a).........        52          863
Priceline.com, Inc. (a).........       159        8,468
Stamps.com, Inc. (a)............       101        1,451
Systemax, Inc. (a)..............        51          955
ValueVision Media, Inc. (Class
  A) (a)........................       144        1,780
                                             ----------
                                                 35,444
                                             ----------
INTERNET SOFTWARE & SERVICES -- 1.6%
aQuantive, Inc. (a).............       338        9,434
Ariba, Inc. (a).................       355        3,337
Bankrate, Inc. (a)..............        63        2,220
CMGI, Inc. (a)..................     2,189        4,641
CNET Networks, Inc. (a).........       646        5,627
DealerTrack Holdings, Inc. (a)..       142        4,362
Digital River, Inc. (a).........       194       10,719
DivX, Inc. (a)..................        85        1,703
EarthLink, Inc. (a).............       568        4,175
Equinix, Inc. (a)...............       121       10,361
Infospace, Inc. (a).............       154        3,953
Internap Network Services Corp.
  (a)...........................       232        3,654
Interwoven, Inc. (a)............       203        3,431
Ipass, Inc. (a).................       274        1,378
j2 Global Communications, Inc.
  (a)...........................       235        6,514
Jupitermedia Corp. (a)..........       102          675
LoopNet, Inc. (a)...............        99        1,692
Marchex, Inc. (Class B).........       114        1,746
Netratings, Inc. (a)............        67        1,394
NIC, Inc. ......................       186          997
Omniture, Inc. (a)..............       136        2,479
Openwave Systems, Inc. (a)......       468        3,814
RealNetworks, Inc. (a)..........       510        4,004
S1 Corp. (a)....................       352        2,112
SAVVIS, Inc. (a)................        98        4,692
SonicWALL, Inc. (a).............       351        2,934
Switch & Data Facilities Co.,
  Inc. (a)......................        56        1,015
The Knot, Inc. (a)..............       124        2,670
Travelzoo, Inc. (a).............        12          441
United Online, Inc. ............       298        4,181
Valueclick, Inc. (a)............       475       12,412
Vignette Corp. (a)..............       139        2,581
VistaPrint, Ltd. (a)............       194        7,430

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   ----------

WebEx Communications, Inc. (a)..       216   $   12,282
Websense, Inc. (a)..............       216        4,966
                                             ----------
                                                150,026
                                             ----------
IT SERVICES -- 2.0%
Acxiom Corp. ...................       321        6,866
BearingPoint, Inc. (a)..........       972        7,446
CACI International, Inc. (Class
  A) (a)........................       143        6,701
CIBER, Inc. (a).................       277        2,180
Convergys Corp. (a).............       669       16,999
Covansys Corp. (a)..............        87        2,147
CSG Systems International, Inc.
  (a)...........................       232        5,805
eFunds Corp. (a)................       228        6,079
Euronet Worldwide, Inc. (a).....       155        4,163
ExlService Holdings, Inc. (a)...        24          495
Forrester Research, Inc. (a)....        80        2,269
Gartner, Inc. (a)...............       335        8,023
Gevity HR, Inc. ................       123        2,428
Global Cash Access, Inc. (a)....       215        3,588
Heartland Payment Systems,
  Inc. .........................        89        2,104
Hewitt Associates, Inc. (Class
  A) (a)........................       492       14,381
infoUSA, Inc. ..................       162        1,559
Isilon Systems, Inc. (a)........        54          873
Keane, Inc. (a).................       240        3,259
Lionbridge Technologies, Inc.
  (a)...........................       333        1,695
Mantech International Corp.
  (a)...........................        81        2,706
MAXIMUS, Inc. ..................       101        3,483
MoneyGram International, Inc. ..       415       11,521
MPS Group, Inc. (a).............       482        6,820
Perot Systems Corp. (Class A)
  (a)...........................       410        7,327
Sapient Corp. (a)...............       383        2,627
SRA International, Inc. (a).....       196        4,775
SYKES Enterprises, Inc. (a).....       120        2,189
Syntel, Inc. ...................        59        2,044
Talx Corp. .....................       149        4,936
The BISYS Group, Inc. (a).......       583        6,681
TNS, Inc. (a)...................       132        2,124
Tyler Technologies, Inc. (a)....       183        2,324
Unisys Corp. (a)................     1,666       14,044
VeriFone Holdings, Inc. (a).....       319       11,717
Wright Express Corp. (a)........       192        5,823
                                             ----------
                                                190,201
                                             ----------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Callaway Golf Co. ..............       338        5,327
JAKKS Pacific, Inc. (a).........       138        3,298
K2, Inc. (a)....................       231        2,793
Leapfrog Enterprises, Inc. (a)..       157        1,680
Marine Products Corp. ..........        78          746
MarineMax, Inc. (a).............        89        2,063
Nautilus Group, Inc. ...........       163        2,515
Oakley, Inc. ...................       125        2,517
Polaris Industries, Inc. .......       171        8,205
Pool Corp. .....................       245        8,771
RC2 Corp. (a)...................        99        3,999
                                             ----------
                                                 41,914
                                             ----------
LIFE SCIENCES TOOLS & SERVICES -- 1.1%
Affymetrix, Inc. (a)............       329        9,893
Albany Molecular Research, Inc.
  (a)...........................        93          916
Bio-Rad Laboratories, Inc.
  (Class A) (a).................        90        6,286
Bruker BioSciences Corp. (a)....       248        2,609
Cambrex Corp. ..................       132        3,247
Dionex Corp. (a)................        92        6,266
Enzo Biochem, Inc. (a)..........       172        2,594
eResearch Technology, Inc. (a)..       201        1,580
Exelixis, Inc. (a)..............       487        4,841
Illumina, Inc. (a)..............       290        8,497
Nektar Therapeutics (a).........       436        5,694
PAREXEL International Corp.
  (a)...........................       133        4,784
PerkinElmer, Inc. ..............       593       14,362
PharmaNet Development Group,
  Inc. (a)......................        89        2,314
PRA International (a)...........       100        2,156
Techne Corp. (a)................       177       10,107
Varian, Inc. (a)................       147        8,564
Ventana Medical Systems, Inc.
  (a)...........................       162        6,788
                                             ----------
                                                101,498
                                             ----------
MACHINERY -- 3.4%
Accuride Corp. (a)..............        98        1,431
Actuant Corp. (Class A).........       131        6,656
AGCO Corp. (a)..................       439       16,230
Albany International Corp.
  (Class A).....................       122        4,385
American Railcar Industries,
  Inc. .........................        42        1,252
American Science & Engineering,
  Inc. (a)......................        45        2,370
Astec Industries, Inc. (a)......        79        3,180
ASV, Inc. (a)...................        98        1,496
Barnes Group, Inc. .............       197        4,533
Blount International, Inc. (a)..       205        2,552
Briggs & Stratton Corp. ........       240        7,404
Bucyrus International, Inc.
  (Class A).....................       149        7,674
Cascade Corp. ..................        49        2,934
Chart Industries, Inc. (a)......        59        1,071
CIRCOR International, Inc. .....        71        2,535
CLARCOR, Inc. ..................       250        7,950
Crane Co. ......................       258       10,428
EnPro Industries, Inc. (a)......       109        3,929
ESCO Technologies, Inc. (a).....       128        5,737
Federal Signal Corp. ...........       231        3,585
Flowserve Corp. (a).............       280       16,013
Force Protection, Inc. (a)......       320        6,003
Freightcar America, Inc. .......        61        2,938
Gardner Denver, Inc. (a)........       248        8,643
Graco, Inc. ....................       324       12,688
Harsco Corp. ...................       398       17,854
IDEX Corp. .....................       259       13,178
Kaydon Corp. ...................       135        5,746
Kennametal, Inc. ...............       184       12,440
Lincoln Electric Holdings,
  Inc. .........................       188       11,197
Lindsay Manufacturing Co. ......        60        1,907
Middleby Corp. (a)..............        35        4,614
Mueller Industries, Inc. .......       175        5,268
Mueller Water Products, Inc.
  (Class B).....................       550        7,596
NACCO Industries, Inc. .........        27        3,710
Nordson Corp. ..................       145        6,737
RBC Bearings, Inc. (a)..........        96        3,209
Robbins & Myers, Inc. ..........        64        2,387
Tecumseh Products Co. (Class A)
  (a)...........................        99          997
Tennant Co. ....................        79        2,488
The Greenbrier Cos., Inc. ......        72        1,922
The Manitowoc Co., Inc. ........       296       18,805
The Timken Co. .................       413       12,518
The Toro Co. ...................       198       10,146
Trinity Industries, Inc. .......       383       16,055
Valmont Industries, Inc. .......        86        4,973

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   ----------

Wabash National Corp. ..........       161   $    2,483
Wabtec Corp. ...................       229        7,898
Watts Water Technologies,
  Inc. .........................       145        5,514
                                             ----------
                                                323,259
                                             ----------
MARINE -- 0.4%
Alexander & Baldwin, Inc. ......       211       10,643
American Commercial Lines, Inc.
  (a)...........................       225        7,076
Eagle Bulk Shipping, Inc. ......       170        3,296
Genco Shipping & Trading,
  Ltd. .........................       100        3,178
Horizon Lines, Inc. ............       118        3,873
Kirby Corp. (a).................       258        9,025
                                             ----------
                                                 37,091
                                             ----------
MEDIA -- 2.1%
Arbitron, Inc. .................       137        6,432
Belo Corp. .....................       436        8,140
Carmike Cinemas, Inc. ..........        52        1,206
Catalina Marketing Corp. .......       170        5,369
Charter Communications, Inc.
  (a)...........................     1,842        5,139
Citadel Broadcasting Corp. .....       158        1,503
CKX, Inc. (a)...................       215        2,386
Courier Corp. ..................        58        2,266
Cox Radio, Inc. (Class A) (a)...       170        2,321
Crown Media Holdings, Inc.
  (Class A) (a).................        45          240
Cumulus Media, Inc. (a).........       193        1,810
Dow Jones & Co., Inc. ..........       247        8,514
DreamWorks Animation SKG, Inc.
  (Class A) (a).................       265        8,104
Emmis Communications Corp. .....       165        1,393
Entercom Communications Corp. ..       164        4,622
Entravision Communications Corp.
  (a)...........................       274        2,559
Fisher Communications, Inc.
  (a)...........................        34        1,652
GateHouse Media, Inc. ..........        89        1,807
Gemstar-TV Guide International,
  Inc. (a)......................     1,214        5,087
Gray Television, Inc. ..........       237        2,470
Harte-Hanks, Inc. ..............       248        6,842
Hearst-Argyle Television,
  Inc. .........................       125        3,399
Interactive Data Corp. .........       171        4,232
John Wiley & Sons, Inc. (Class
  A)............................       237        8,949
Journal Communications, Inc. ...       228        2,989
Journal Register Co. ...........       223        1,329
Lee Enterprises, Inc. ..........       197        5,920
Lin TV Corp. (Class A) (a)......       129        2,051
Live Nation, Inc. (a)...........       286        6,309
Martha Stewart Living Omnimedia,
  Inc. (Class A)................       118        2,007
Marvel Entertainment, Inc. (a)..       301        8,353
McClatchy Co. (Class A).........       264        8,345
Media General, Inc. (Class A)...       107        4,083
Mediacom Communications Corp.
  (a)...........................       260        2,116
Meredith Corp. .................       186       10,675
Morningstar, Inc. (a)...........        46        2,375
National CineMedia, Inc. (a)....       182        4,859
Primedia, Inc. (a)..............       725        1,929
Radio One, Inc. (Class A) (a)...       385        2,491
RCN Corp. (a)...................       186        4,752
Regal Entertainment Group.......       371        7,372
Salem Communications Corp. .....        67          838
Scholastic Corp. (a)............       157        4,883
Sinclair Broadcast Group,
  Inc. .........................       223        3,445
Spanish Broadcasting System,
  Inc. (a)......................       192          768
Sun-Times Media Group, Inc. ....       298        1,478
Tivo, Inc. (a)..................       465        2,953
Valassis Communications, Inc.
  (a)...........................       222        3,816
Warner Music Group Corp. .......       222        3,787
Westwood One, Inc. .............       336        2,308
World Wrestling Entertainment,
  Inc. (Class A)................        81        1,320
                                             ----------
                                                199,993
                                             ----------
METALS & MINING -- 2.1%
AK Steel Holding Corp. (a)......       531       12,420
AMCOL International Corp. ......       118        3,499
Brush Engineered Materials, Inc.
  (a)...........................        97        4,702
Carpenter Technology Corp. .....       123       14,854
Century Aluminum Co. (a)........       113        5,297
Chaparral Steel Co. ............       209       12,158
Cleveland-Cliffs, Inc. .........       195       12,482
Coeur d' Alene Mines Corp. (a)..     1,306        5,368
Commercial Metals Co. ..........       571       17,901
Compass Minerals International,
  Inc. .........................       160        5,344
Gibraltar Industries, Inc. .....       132        2,986
Hecla Mining Co. (a)............       574        5,200
Kaiser Aluminum Corp. (a).......        69        5,382
Meridian Gold, Inc. (a).........       491       12,535
Metal Management, Inc. .........       125        5,775
Quanex Corp. ...................       176        7,454
Reliance Steel & Aluminum Co. ..       301       14,568
Royal Gold, Inc. ...............       113        3,401
RTI International Metals, Inc.
  (a)...........................       112       10,193
Ryerson Tull, Inc. .............       115        4,556
Schnitzer Steel Industries, Inc.
  (Class A).....................       108        4,338
Steel Dynamics, Inc. ...........       446       19,267
Stillwater Mining Co. (a).......       210        2,665
Titanium Metals Corp. (a).......        --            3
Worthington Industries, Inc. ...       339        6,977
                                             ----------
                                                199,325
                                             ----------
MULTI-UTILITIES -- 1.1%
Aquila, Inc. (a)................     1,757        7,344
Avista Corp. ...................       254        6,155
Black Hills Corp. ..............       156        5,736
CH Energy Group, Inc. ..........        75        3,652
CMS Energy Corp. ...............     1,061       18,886
NorthWestern Corp. .............       168        5,952
OGE Energy Corp. ...............       431       16,723
PNM Resources, Inc. ............       332       10,724
Puget Energy, Inc. .............       559       14,355
Vectren Corp. ..................       369       10,553
                                             ----------
                                                100,080
                                             ----------
MULTILINE RETAIL -- 0.6%
99 Cents Only Stores (a)........       233        3,432
Big Lots, Inc. (a)..............       526       16,453
Dillards, Inc. (Class A)........       315       10,310
Fred's, Inc. (Class A)..........       177        2,602
Retail Ventures, Inc. (a).......       118        2,484
Saks, Inc. .....................       585       12,191
The Bon-Ton Stores, Inc. .......        53        2,981
Tuesday Morning Corp. ..........       144        2,137
                                             ----------
                                                 52,590
                                             ----------
OFFICE ELECTRONICS -- 0.1%
Zebra Technologies Corp. (Class
  A) (a)........................       342       13,205
                                             ----------

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   ----------

OIL, GAS & CONSUMABLE FUELS -- 5.6%
Alliance Holdings GP LP.........        63   $    1,480
Alliance Resource Partners LP...        95        3,602
Alon USA Energy, Inc. ..........        62        2,244
Alpha Natural Resources, Inc.
  (a)...........................       254        3,970
APCO Argentina, Inc. ...........        11        1,040
Arena Resources, Inc. (a).......        66        3,308
Atlas America, Inc. (a).........        84        4,745
Atlas Pipeline Holdings LP......        17          416
ATP Oil & Gas Corp. (a).........       101        3,798
Aventine Renewable Energy
  Holdings, Inc. (a)............       162        2,952
Berry Petroleum Co. (Class A)...       170        5,212
Bill Barrett Corp. (a)..........       135        4,375
Boardwalk Pipeline Partners LP..        99        3,648
Bois d'Arc Energy, Inc. (a).....        94        1,244
BP Prudhoe Bay Royalty Trust....       102        6,781
Brigham Exploration Co. (a).....       158          983
Buckeye GP Holdings LP..........        51        1,061
Buckeye Partners LP.............       179        8,903
Cabot Oil & Gas Corp. ..........       234       15,753
Calumet Specialty Products
  Partners LP...................        57        2,745
Carrizo Oil & Gas, Inc. (a).....       122        4,265
Cheniere Energy, Inc. (a).......       244        7,601
Cimarex Energy Co. .............       396       14,660
Comstock Resources, Inc. (a)....       210        5,750
Crosstex Energy LP..............        79        2,845
Crosstex Energy, Inc. ..........       204        5,865
DCP Midstream Partners LP.......        50        1,955
Delek US Holdings, Inc. ........        54        1,033
Delta Petroleum Corp. (a).......       277        6,360
Denbury Resources, Inc. (a).....       579       17,248
Dorchester Minerals LP..........       133        2,927
Double Hull Tankers, Inc. ......       112        1,655
Enbridge Energy Management LLC
  (a)...........................        57        3,079
Encore Aquisition Co. (a).......       244        5,902
Energy Partners, Ltd. (a).......       184        3,340
Enterprise GP Holdings LP.......        51        2,020
Evergreen Energy, Inc. (a)......       381        2,503
EXCO Resources, Inc. (a)........       398        6,599
Forest Oil Corp. (a)............       255        8,509
Foundation Coal Holdings,
  Inc. .........................       216        7,417
Frontier Oil Corp. .............       526       17,169
General Maritime Corp. .........       135        3,899
GeoMet, Inc. (a)................       108          953
Giant Industries, Inc. (a)......        74        5,598
Goodrich Petroleum Corp. (a)....        86        2,892
Harvest Natural Resources, Inc.
  (a)...........................       166        1,617
Helix Energy Solutions Group,
  Inc. (a)......................       414       15,438
Holly Corp. ....................       225       13,343
Holly Energy Partners LP........        37        1,725
Hugoton Royalty Trust...........       199        5,011
Inergy Holdings LP..............        47        2,139
Inergy LP.......................       200        6,536
International Coal Group, Inc.
  (a)...........................       567        2,977
Kinder Morgan Management LLC
  (a)...........................       256       13,117
Linn Energy LLC.................        95        3,232
Magellan Midstream Holdings LP..       106        2,796
Magellan Midstream Partners LP..       323       15,116
Mariner Energy, Inc. (a)........       394        7,537
Markwest Energy Partners LP.....       142        5,041
Markwest Hydrocarbon, Inc. .....        33        2,046
Massey Energy Co. ..............       354        8,492
McMoRan Exploration Co. (a).....       117        1,604
Natural Resource Partners LP....        82        5,510
OMI Corp. ......................       307        8,246
Overseas Shipholding Group,
  Inc. .........................       143        8,952
Pacific Ethanol, Inc. (a).......       184        3,134
Parallel Petroleum Corp. (a)....       193        4,429
Penn Virginia Corp. ............        87        6,386
Penn Virginia Resource Partners
  LP............................       108        3,013
Petrohawk Energy Corp. (a)......       812       10,694
Petroleum Development Corp.
  (a)...........................        73        3,911
Quicksilver Resources, Inc.
  (a)...........................       259       10,300
Regency Energy Partners LP......       114        3,002
Rentech, Inc. (a)...............       624        1,959
Rosetta Resources, Inc. (a).....       245        5,032
Ship Finance International,
  Ltd. .........................       234        6,419
St. Mary Land & Exploration
  Co. ..........................       259        9,500
Stone Energy Corp. (a)..........       129        3,830
Sunoco Logistics Partners LP....        77        4,562
Swift Energy Co. (a)............       142        5,931
TC Pipelines LP.................        78        2,845
Teekay LNG Partners LP..........        56        2,089
Teekay Shipping Corp. ..........       212       11,471
TEPPCO Partners LP..............       363       16,117
The Houston Exploration Co.
  (a)...........................       136        7,337
U.S. Shipping Partners LP.......        43          814
US BioEnergy Corp. (a)..........        73          837
USEC, Inc. (a)..................       427        6,939
Valero GP Holdings LLC..........       181        5,023
Valero LP.......................       173       11,522
Venoco, Inc. (a)................        79        1,411
VeraSun Energy Corp. (a)........        86        1,709
W&T Offshore, Inc. .............       125        3,616
Warren Resources, Inc. (a)......       233        3,036
Western Refining, Inc. .........       133        5,190
Whiting Petroleum Corp. (a).....       174        6,857
Williams Partners LP............        94        4,487
World Fuel Services Corp. ......       139        6,430
                                             ----------
                                                530,611
                                             ----------
PAPER & FOREST PRODUCTS -- 0.4%
Bowater, Inc. ..................       270        6,432
Buckeye Technologies, Inc. (a)..       182        2,362
Deltic Timber Corp. ............        54        2,590
Glatfelter......................       199        2,967
Louisiana-Pacific Corp. ........       517       10,371
Neenah Paper, Inc. .............        76        3,020
Schweitzer-Mauduit
  International, Inc. ..........        85        2,112
Wausau-Mosinee Paper Corp. .....       246        3,533
                                             ----------
                                                 33,387
                                             ----------
PERSONAL PRODUCTS -- 0.6%
Alberto Culver Co. (a)..........       411        9,403
Bare Escentuals, Inc. (a).......        77        2,762
Chattem, Inc. (a)...............        69        4,067
Elizabeth Arden, Inc. (a).......       129        2,815
Herbalife, Ltd. (a).............       188        7,368
Mannatech, Inc. ................        72        1,156
NBTY, Inc. (a)..................       295       15,647
Nu Skin Enterprises, Inc. (Class
  A)............................       250        4,130
Playtex Products, Inc. (a)......       278        3,772
Prestige Brands Holdings, Inc.
  (a)...........................       168        1,991

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   ----------

Revlon, Inc. (Class A) (a)......     1,398   $    1,468
USANA Health Sciences, Inc.
  (a)...........................        53        2,484
                                             ----------
                                                 57,063
                                             ----------
PHARMACEUTICALS -- 1.0%
Adams Respiratory Therapeutics,
  Inc. (a)......................       148        4,977
Adolor Corp. (a)................       197        1,724
Alpharma, Inc. (Class A)........       211        5,081
Atherogenics, Inc. (a)..........       191          537
KV Pharmaceutical Co. (Class A)
  (a)...........................       205        5,070
Medicis Pharmaceutical Corp.
  (Class A).....................       269        8,290
MGI Pharma, Inc. (a)............       381        8,561
New River Pharmaceuticals, Inc.
  (a)...........................        76        4,836
Noven Pharmaceuticals, Inc.
  (a)...........................       115        2,668
Par Pharmaceutical Cos., Inc.
  (a)...........................       172        4,321
Perrigo Co. ....................       364        6,428
Salix Pharmaceuticals, Ltd.
  (a)...........................       231        2,911
Sciele Pharma, Inc. (a).........       150        3,552
The Medicines Co. (a)...........       243        6,094
Valeant Pharmaceuticals
  International.................       437        7,556
Viropharma, Inc. (a)............       346        4,965
Watson Pharmaceuticals, Inc.
  (a)...........................       493       13,030
Xenoport, Inc. (a)..............       105        2,925
                                             ----------
                                                 93,526
                                             ----------
REAL ESTATE INVESTMENT TRUSTS -- 7.0%
Acadia Realty Trust.............       132        3,441
Alexander's, Inc. (a)...........        10        4,117
Alexandria Real Estate Equities,
  Inc. .........................       138       13,851
American Campus Communities,
  Inc. .........................       110        3,332
American Financial Realty
  Trust.........................       625        6,300
American Home Mortgage
  Investment Corp. .............       220        5,938
Annaly Mortgage Management,
  Inc. .........................     1,232       19,071
Anthracite Capital, Inc. .......       272        3,264
Anworth Mortgage Asset Corp. ...       224        2,188
Arbor Realty Trust, Inc. .......        87        2,648
Ashford Hospitality Trust,
  Inc. .........................       333        3,976
BioMed Realty Trust, Inc. ......       310        8,153
Brandywine Realty Trust.........       427       14,266
BRE Properties, Inc. (Class A)..       243       15,345
Capital Lease Funding, Inc. ....       152        1,628
Capital Trust, Inc. (Class A)...        80        3,646
CBL & Associates Properties,
  Inc. .........................       312       13,990
CBRE Realty Finance, Inc. ......        48          635
Cedar Shopping Centers, Inc. ...       208        3,370
Colonial Properties Trust.......       217        9,910
Corporate Office Properties
  Trust.........................       209        9,547
Cousins Properties, Inc. .......       203        6,671
Crescent Real Estate Equities
  Co. ..........................       466        9,348
Crystal River Capital, Inc. ....       121        3,248
DCT Industrial Trust Inc........       826        9,772
Deerfield Triarc Capital
  Corp. ........................       203        3,043
DiamondRock Hospitality Co. ....       419        7,961
Digital Realty Trust, Inc. .....       262       10,454
Douglas Emmett, Inc. ...........       323        8,246
EastGroup Properties, Inc. .....       114        5,817
Education Realty Trust, Inc. ...       126        1,862
Entertainment Properties Trust..       130        7,833
Equity Inns, Inc. ..............       271        4,439
Equity Lifestyle Properties,
  Inc. .........................       106        5,725
Equity One, Inc. ...............       189        5,009
Essex Property Trust, Inc. .....       113       14,631
Extra Space Storage, Inc. ......       321        6,080
FelCor Lodging Trust, Inc. .....       297        7,713
First Industrial Realty Trust,
  Inc. .........................       218        9,875
First Potomac Realty Trust......       118        3,371
Franklin Street Properties
  Corp. ........................       299        5,735
Friedman, Billings, Ramsey
  Group, Inc. ..................       710        3,919
Getty Realty Corp. .............        93        2,673
Glimcher Realty Trust...........       184        4,972
GMH Communities Trust...........       206        2,058
Gramercy Capital Corp./New
  York..........................        98        3,007
Health Care REIT, Inc. .........       346       15,189
Healthcare Realty Trust, Inc. ..       234        8,728
Highland Hospitality Corp. .....       272        4,842
Highwoods Properties, Inc. .....       267       10,544
Home Properties, Inc. ..........       158        8,344
HRPT Properties Trust...........     1,022       12,571
Impac Mortgage Holdings, Inc. ..       333        1,665
Inland Real Estate Corp. .......       288        5,282
Innkeepers USA Trust............       216        3,516
Investors Real Estate Trust.....       255        2,700
JER Investors Trust, Inc. ......       127        2,416
Kilroy Realty Corp. ............       158       11,652
Kite Realty Group Trust.........       138        2,753
KKR Financial Corp. ............       379       10,396
LaSalle Hotel Properties........       188        8,716
Lexington Corporate Properties
  Trust.........................       323        6,825
Longview Fibre Co. .............       317        7,808
LTC Properties, Inc. ...........       103        2,669
Luminent Mortgage Capital,
  Inc. .........................       260        2,324
Maguire Properties, Inc. .......       170        6,045
Medical Properties Trust,
  Inc. .........................       235        3,452
Meruelo Maddux Properties Inc
  (a)...........................       177        1,549
MFA Mortgage Investments,
  Inc. .........................       374        2,880
Mid-America Apartment
  Communities, Inc. ............       119        6,695
Mills Corp. ....................       260        6,562
National Health Investors,
  Inc. .........................       123        3,855
National Retail Properties,
  Inc. .........................       291        7,039
Nationwide Health Properties,
  Inc. .........................       405       12,660
Newcastle Investment Corp. .....       232        6,433
NorthStar Realty Finance Corp...       281        4,274
Omega Healthcare Investors,
  Inc. .........................       275        4,716
Parkway Properties, Inc. .......        76        3,971
Pennsylvania Real Estate
  Investment Trust..............       181        8,024
Post Properties, Inc. ..........       203        9,283
Potlatch Corp. .................       187        8,561
PS Business Parks, Inc. ........        78        5,501
RAIT Investment Trust...........       295        8,242
Ramco-Gershenson Properties
  Trust.........................        83        2,964
Rayonier, Inc. .................       367       15,781
Realty Income Corp. ............       478       13,480
Redwood Trust, Inc. ............       118        6,157
Saul Centers, Inc. .............        55        3,130
Senior Housing Properties
  Trust.........................       403        9,632
Sovran Self Storage, Inc. ......        98        5,430
Spirit Finance Corp. ...........       519        7,733
Strategic Hotels & Resorts,
  Inc. .........................       362        8,279
Sun Communities, Inc. ..........        81        2,513
Sunstone Hotel Investors,
  Inc. .........................       276        7,524
Tanger Factory Outlet Centers,
  Inc. .........................       144        5,816
Taubman Centers, Inc. ..........       256       14,845
U-Store-It Trust................       230        4,628
Universal Health Realty Income
  Trust.........................        60        2,145

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   ----------

Urstadt Biddle Properties (Class
  A)............................        90   $    1,760
Washington Real Estate
  Investment Trust..............       213        7,970
                                             ----------
                                                660,547
                                             ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
Affordable Residential
  Communities (a)...............       234        2,838
Jones Lang LaSalle, Inc. .......       175       18,249
Move, Inc. (a)..................       655        3,629
Tejon Ranch Co. (a).............        57        2,696
                                             ----------
                                                 27,412
                                             ----------
ROAD & RAIL -- 1.7%
Amerco, Inc. (a)................        37        2,590
Arkansas Best Corp. ............       110        3,910
Avis Budget Group, Inc. (a).....       487       13,305
Con-way, Inc. ..................       227       11,314
Dollar Thrifty Automotive Group
  (a)...........................       107        5,461
Florida East Coast Industries,
  Inc. .........................       100        6,269
GATX Corp. .....................       221       10,564
Genesee & Wyoming, Inc. (Class
  A) (a)........................       180        4,790
Heartland Express, Inc. ........       281        4,462
Kansas City Southern (a)........       369       13,129
Knight Transportation, Inc. ....       266        4,740
Laidlaw International, Inc. ....       388       13,425
Landstar Systems, Inc. .........       269       12,331
Old Dominion Freight Line, Inc.
  (a)...........................       153        4,408
Ryder Systems, Inc. ............       288       14,210
Swift Transportation Co., Inc.
  (a)...........................       226        7,042
United Rentals, Inc. (a)........       327        8,992
Werner Enterprises, Inc. .......       258        4,688
YRC Worldwide, Inc. (a).........       274       11,020
                                             ----------
                                                156,650
                                             ----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 3.2%
Actel Corp. (a).................       119        1,966
Advanced Analogic Technologies,
  Inc. (a)......................       216        1,421
Advanced Energy Industries, Inc.
  (a)...........................       172        3,619
AMIS Holdings, Inc. (a).........       305        3,340
Amkor Technology, Inc. (a)......       484        6,040
Anadigics, Inc. (a).............       275        3,250
Applied Micro Circuits Corp.
  (a)...........................     1,389        5,070
Atheros Communications, Inc.
  (a)...........................       259        6,198
Atmel Corp. (a).................     2,188       11,006
ATMI, Inc. (a)..................       168        5,136
Axcelis Technologies, Inc. (a)..       480        3,667
Brooks Automation, Inc. (a).....       342        5,865
Cabot Microelectronics Corp.
  (a)...........................       114        3,820
Cirrus Logic, Inc. (a)..........       353        2,704
Cohu, Inc. .....................       101        1,899
Conexant Systems, Inc. (a)......     2,269        3,744
Credence Systems Corp. (a)......       423        1,400
Cree, Inc. (a)..................       361        5,942
Cymer, Inc. (a).................       181        7,521
Cypress Semiconductor Corp.
  (a)...........................       691       12,818
Diodes, Inc. (a)................        95        3,311
DSP Group, Inc. (a).............       140        2,660
Entegris, Inc. (a)..............       577        6,174
Exar Corp. (a)..................       166        2,198
Fairchild Semiconductor
  International, Inc. (a).......       572        9,564
FEI Co. (a).....................       159        5,734
Formfactor, Inc. (a)............       209        9,353
Genesis Microchip, Inc. (a).....       175        1,626
Hittite Microwave Corp. (a).....        63        2,531
Integrated Device Technology,
  Inc. (a)......................       963       14,849
Kulicke & Soffa Industries, Inc.
  (a)...........................       284        2,627
Lattice Semiconductor Corp.
  (a)...........................       517        3,024
Mattson Technology, Inc. (a)....       250        2,275
Micrel, Inc. (a)................       280        3,086
Microsemi Corp. (a).............       342        7,117
MKS Instruments, Inc. (a).......       186        4,747
Netlogic Microsystems, Inc.
  (a)...........................        81        2,156
OmniVision Technologies, Inc.
  (a)...........................       285        3,694
ON Semiconductor Corp. (a)......     1,154       10,294
PDF Solutions, Inc. (a).........       108        1,219
Photronics, Inc. (a)............       204        3,172
PMC-Sierra, Inc. (a)............       985        6,905
Rambus, Inc. (a)................       464        9,860
RF Micro Devices, Inc. (a)......       899        5,601
Semtech Corp. (a)...............       344        4,637
Sigma Designs, Inc. (a).........       110        2,889
Silicon Image, Inc. (a).........       428        3,492
Silicon Laboratories, Inc. (a)..       242        7,241
Silicon Storage Technology, Inc.
  (a)...........................       430        2,120
Sirf Technology Holdings, Inc.
  (a)...........................       240        6,662
Skyworks Solutions, Inc. (a)....       750        4,312
Spansion, Inc. (a)..............       408        4,973
Standard Microsystems Corp.
  (a)...........................       110        3,359
Tessera Technologies, Inc. (a)..       226        8,981
Trident Microsystems, Inc. (a)..       279        5,597
TriQuint Semiconductor, Inc.
  (a)...........................       643        3,215
Ultratech, Inc. (a).............       107        1,456
Varian Semiconductor Equipment
  Associates, Inc. (a)..........       272       14,519
Veeco Instruments, Inc. (a).....       131        2,554
Zoran Corp. (a).................       229        3,898
                                             ----------
                                                300,108
                                             ----------
SOFTWARE -- 3.1%
Advent Software, Inc. (a).......        96        3,348
Agile Software Corp. (a)........       256        1,779
Altiris, Inc. (a)...............       117        3,850
Ansoft Corp. (a)................        70        2,215
Ansys, Inc. (a).................       163        8,276
Aspen Technology, Inc. (a)......       106        1,378
Blackbaud, Inc. ................       208        5,079
Blackboard, Inc. (a)............       116        3,901
Borland Software Corp. (a)......       417        2,198
Commvault Systems, Inc. (a).....       118        1,912
Compuware Corp. (a).............     1,564       14,842
Concur Technologies, Inc. (a)...       164        2,863
Epicor Software Corp. (a).......       234        3,255
eSpeed, Inc. (a)................       145        1,377
Factset Research Systems,
  Inc. .........................       216       13,576
Fair Isaac Corp. ...............       276       10,676
FalconStor Software, Inc. (a)...       116        1,209
Hyperion Solutions Corp. (a)....       287       14,875
i2 Technologies, Inc. (a).......        66        1,584
Informatica Corp. (a)...........       420        5,641
Jack Henry & Associates, Inc. ..       400        9,620
JDA Software Group, Inc. (a)....       144        2,164
Kronos, Inc. (a)................       160        8,560
Lawson Software, Inc. (a).......       723        5,849
Macrovision Corp. (a)...........       251        6,288
Magma Design Automation, Inc.
  (a)...........................       194        2,320

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   ----------

Manhattan Associates, Inc. (a)..       131   $    3,593
Mentor Graphics Corp. (a).......       408        6,667
MICROS Systems, Inc. (a)........       188       10,150
MicroStrategy, Inc. (a).........        47        5,940
Midway Games, Inc. (a)..........        43          269
MSC Software Corp. (a)..........       188        2,585
NAVTEQ Corp. (a)................       444       15,318
Novell, Inc. (a)................     1,655       11,949
Nuance Communications, Inc.
  (a)...........................       690       10,564
Opsware, Inc. (a)...............       450        3,262
Parametric Technology Corp.
  (a)...........................       550       10,499
Progress Software Corp. (a).....       203        6,334
Quality Systems, Inc. ..........        84        3,360
Quest Software, Inc. (a)........       271        4,409
Sonic Solutions, Inc. (a).......       128        1,805
SPSS, Inc. (a)..................        95        3,429
Sybase, Inc. (a)................       435       10,997
Synchronoss Technologies, Inc.
  (a)...........................        68        1,183
Take-Two Interactive Software,
  Inc. (a)......................       339        6,827
THQ, Inc. (a)...................       312       10,667
TIBCO Software, Inc. (a)........       990        8,435
Transaction Systems Architects,
  Inc. (a)......................       176        5,701
Ultimate Software Group, Inc.
  (a)...........................       117        3,064
Vasco Data Security
  International (a).............       126        2,252
Wind River Systems, Inc. (a)....       401        3,986
Witness Systems, Inc. (a).......       167        4,501
                                             ----------
                                                296,381
                                             ----------
SPECIALTY RETAIL -- 3.6%
Aaron Rents, Inc. (Class B).....       228        6,028
AC Moore Arts & Crafts, Inc.
  (a)...........................        90        1,921
Aeropostale, Inc. (a)...........       253       10,178
AnnTaylor Stores Corp. (a)......       345       13,379
Asbury Automotive Group, Inc. ..       133        3,757
Barnes & Noble, Inc. ...........       250        9,863
Bebe Stores, Inc. ..............       110        1,912
Big 5 Sporting Goods Corp. .....       100        2,592
Blockbuster, Inc. (Class A)
  (a)...........................       839        5,403
Borders Group, Inc. ............       300        6,126
Brown Shoe Co., Inc. (a)........       132        5,544
Buckle, Inc. ...................        70        2,499
Build-A-Bear Workshop, Inc.
  (a)...........................        71        1,950
Cabela's, Inc. (a)..............       208        5,161
Charlotte Russe Holding, Inc.
  (a)...........................       109        3,147
Charming Shoppes, Inc. (a)......       596        7,718
Christopher & Banks Corp. ......       198        3,855
Claire's Stores, Inc. ..........       426       13,683
Coldwater Creek, Inc. (a).......       282        5,719
Conn's, Inc. (a)................        57        1,411
CSK Auto Corp. (a)..............       206        3,543
DEB Shops, Inc. ................        17          460
Dick's Sporting Goods, Inc.
  (a)...........................       159        9,263
Dress Barn, Inc. (a)............       225        4,682
DSW, Inc. (Class A) (a).........        72        3,039
GameStop Corp. (Class A) (a)....       644       20,975
Genesco, Inc. (a)...............       108        4,485
Group 1 Automotive, Inc. .......       102        4,057
Guess ?, Inc. ..................       306       12,390
Guitar Center, Inc. (a).........       141        6,362
Gymboree Corp. (a)..............       152        6,091
Hibbett Sports, Inc. (a)........       162        4,632
Hot Topic, Inc. (a).............       209        2,320
J. Crew Group, Inc. (a).........       178        7,150
Jo-Ann Stores, Inc. (a).........       110        2,998
Jos. A. Bank Clothiers, Inc.
  (a)...........................        88        3,111
Lithia Motors, Inc. (Class A)...        85        2,330
Mens Wearhouse, Inc. ...........       235       11,057
New York & Co., Inc. (a)........       106        1,674
OfficeMax, Inc. ................       354       18,670
Pacific Sunwear of California,
  Inc. (a)......................       334        6,957
Payless ShoeSource, Inc. (a)....       313       10,392
Pier 1 Imports, Inc. ...........       389        2,688
Rent-A-Center, Inc. (a).........       339        9,485
Sally Beauty Holdings, Inc.
  (a)...........................       400        3,676
Select Comfort Corp. (a)........       250        4,450
Sonic Automotive, Inc. (Class
  A)............................       144        4,104
Stage Stores, Inc. .............       209        4,872
Stein Mart, Inc. ...............       129        2,105
Talbots, Inc. ..................       104        2,456
The Cato Corp. (Class A)........       152        3,555
The Children's Place Retail
  Stores, Inc. (a)..............       113        6,301
The Finish Line, Inc. (Class
  A)............................       188        2,369
The Pep Boys -- Manny, Moe &
  Jack..........................       200        3,818
Tractor Supply Co. (a)..........       169        8,704
Tween Brands, Inc. (a)..........       160        5,715
United Auto Group, Inc. ........       190        3,857
West Marine, Inc. (a)...........        64        1,165
Zale Corp. (a)..................       227        5,988
Zumiez, Inc. (a)................        91        3,651
                                             ----------
                                                337,443
                                             ----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
Carter's, Inc. (a)..............       253        6,411
Columbia Sportswear Co. ........        65        4,050
CROCS, Inc. (a).................       180        8,505
Deckers Outdoor Corp. (a).......        51        3,622
Fossil, Inc. (a)................       233        6,168
Hanesbrands, Inc. (a)...........       469       13,784
Heelys, Inc. (a)................        30          880
Iconix Brand Group, Inc. (a)....       264        5,386
K-Swiss, Inc. (Class A).........       125        3,378
Kellwood Co. ...................       113        3,314
Kenneth Cole Productions, Inc.
  (Class A).....................        58        1,489
Maidenform Brands, Inc. (a).....        75        1,730
Movado Group, Inc. .............        85        2,503
Oxford Industries, Inc. ........        76        3,757
Phillips-Van Heusen Corp. ......       264       15,523
Quiksilver, Inc. (a)............       572        6,635
Skechers USA, Inc. (a)..........       126        4,230
Steven Madden, Ltd. ............        97        2,832
Stride Rite Corp. ..............       164        2,524
The Timberland Co. (Class A)
  (a)...........................       246        6,403
Under Armour, Inc. (Class A)
  (a)...........................       135        6,926
UniFirst Corp. .................        65        2,494
Volcom, Inc. (a)................        68        2,336
Warnaco Group, Inc. (a).........       219        6,220
Wolverine World Wide, Inc. .....       264        7,543
Xerium Technologies, Inc. ......        98          786
                                             ----------
                                                129,429
                                             ----------
THRIFTS & MORTGAGE FINANCE -- 1.6%
Accredited Home Lenders Holding
  Co. (a).......................       117        1,085
Anchor Bancorp Wisconsin,
  Inc. .........................        96        2,722
Bank Mutual Corp. ..............       281        3,195
BankAtlantic Bancorp, Inc.
  (Class A).....................       216        2,367

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   ----------

BankUnited Financial Corp. .....       169   $    3,584
Brookline Bancorp, Inc. ........       311        3,940
Capitol Federal Financial.......       102        3,857
Charter Financial Corp. ........        19          912
City Bank.......................        68        2,183
Clayton Holdings, Inc. (a)......        54          828
Clifton Savings Bancorp, Inc. ..        68          812
Corus Bankshares, Inc. .........       165        2,815
Dime Community Bancshares.......       162        2,143
Downey Financial Corp. .........        98        6,325
First Busey Corp. ..............        79        1,693
First Financial Holdings,
  Inc. .........................        57        1,972
First Niagara Financial Group,
  Inc. .........................       522        7,261
First Place Financial Corp. ....        76        1,630
FirstFed Financial Corp. (a)....        78        4,433
Flagstar Bancorp, Inc. .........       184        2,199
Flushing Financial Corp. .......        98        1,591
Franklin Bank Corp. (a).........       115        2,055
Fremont General Corp. ..........       317        2,197
IndyMac Bancorp, Inc. ..........       352       11,282
Kearny Financial Corp. .........       104        1,495
KNBT Bancorp, Inc. .............       136        2,005
MAF Bancorp, Inc. ..............       146        6,036
NewAlliance Bancshares, Inc. ...       510        8,267
Northwest Bancorp, Inc. ........       103        2,790
OceanFirst Financial Corp. .....        39          677
Ocwen Financial Corp. (a).......       183        2,355
Oritani Financial Corp. (a).....        58          870
Partners Trust Financial Group,
  Inc. .........................       214        2,446
PFF Bancorp, Inc. ..............       101        3,063
Provident Financial Services,
  Inc. .........................       289        5,043
Provident New York Bancorp......       199        2,816
Roma Financial Corp. (a)........        49          759
TierOne Corp. ..................        85        2,298
Triad Guaranty, Inc. (a)........        58        2,402
TrustCo Bank Corp. NY...........       363        3,478
United Community Financial
  Corp. ........................       132        1,459
Washington Federal, Inc. .......       420        9,853
Wauwatosa Holdings, Inc. (a)....        48          839
Webster Financial Corp. ........       271       13,011
WSFS Financial Corp. ...........        36        2,321
                                             ----------
                                                147,364
                                             ----------
TOBACCO -- 0.2%
Alliance One International, Inc.
  (a)...........................       438        4,042
M&F Worldwide Corp. (a).........        62        2,952
Universal Corp. ................       123        7,546
Vector Group, Ltd. .............       142        2,657
                                             ----------
                                                 17,197
                                             ----------
TRADING COMPANIES & DISTRIBUTORS -- 0.7%
Aircastle, Ltd. ................       109        3,856
Applied Industrial Technologies,
  Inc. .........................       189        4,638
Beacon Roofing Supply, Inc.
  (a)...........................       210        3,398
BlueLinx Holdings, Inc. ........        55          578
H&E Equipment Services, Inc.
  (a)...........................        77        1,656
Interline Brands, Inc. (a)......       147        3,222
Kaman Corp. (Class A)...........       117        2,727
Lawson Products, Inc. ..........        22          833
MSC Industrial Direct Co., Inc.
  (Class A).....................       221       10,316
TAL International Group, Inc. ..        80        1,920
TransDigm Group, Inc. (a).......        66        2,401
UAP Holding Corp. ..............       189        4,886
Watsco, Inc. ...................       115        5,873
Wesco International, Inc. (a)...       238       14,942
Williams Scotsman International,
  Inc. (a)......................       112        2,202
                                             ----------
                                                 63,448
                                             ----------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
Interpool, Inc. ................        67        1,636
Macquarie Infrastructure Co.
  Trust.........................       165        6,485
                                             ----------
                                                  8,121
                                             ----------
WATER UTILITIES -- 0.2%
American States Water Co. ......        81        2,987
Aqua America, Inc. .............       642       14,413
California Water Service Group..        92        3,525
SJW Corp. ......................        62        2,510
                                             ----------
                                                 23,435
                                             ----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
Centennial Communications Corp.
  (a)...........................       112          922
Dobson Communications Corp.
  (Class A) (a).................       704        6,047
FiberTower Corp. (a)............       444        2,304
ICO Global Communications
  Holdings, Ltd. (a)............       529        2,063
iPCS, Inc. (a)..................        51        2,498
SBA Communications Corp. (a)....       436       12,884
Syniverse Holdings, Inc. (a)....       135        1,423
USA Mobility, Inc. .............       121        2,412
                                             ----------
                                                 30,553
                                             ----------
TOTAL COMMON STOCKS --
  (Cost $9,579,372).............              9,478,355
                                             ----------
WARRANTS -- 0.0%
Pegasus Wireless Corp.(a)
  (Cost $0)                             97           --
                                             ----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund (Cost $23,250).....    23,250       23,250
                                             ----------
TOTAL INVESTMENTS -- 100.1%
  (Cost $9,602,622).............              9,501,605
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.........                (10,211)
                                             ----------
NET ASSETS -- 100.0%............             $9,491,394
                                             ==========




   (a) Non-income producing security
   (b) Amount shown represents less than 0.05% of net assets.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES      VALUE
--------------------             -------   -----------


COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 1.7%
AAR Corp. (a)..................    3,044   $    83,893
Argon ST, Inc. (a).............    1,158        30,641
Armor Holdings, Inc. (a).......    2,763       186,033
BE Aerospace, Inc. (a).........    7,521       238,416
Ceradyne, Inc. (a).............    2,079       113,804
DynCorp International, Inc.
  (a)..........................    2,087        31,493
EDO Corp. .....................    1,394        36,523
Hexcel Corp. (a)...............    7,710       153,043
Innovative Solutions & Support,
  Inc. (a).....................      881        22,307
Ionatron, Inc. (a).............    3,435        16,007
K&F Industries Holdings, Inc.
  (a)..........................    1,503        40,476
Moog, Inc. (a).................    3,216       133,946
MTC Technologies, Inc. (a).....      820        17,244
Orbital Sciences Corp. (a).....    5,013        93,944
Taser International, Inc. (a)..    5,176        41,563
Teledyne Technologies, Inc.
  (a)..........................    2,722       101,912
United Industrial Corp. .......      784        43,277
                                           -----------
                                             1,384,522
                                           -----------
AIR FREIGHT & LOGISTICS -- 0.8%
ABX Air, Inc. (a)..............    4,892        33,510
Atlas Air Worldwide Holdings,
  Inc. (a).....................    1,231        64,911
EGL, Inc. (a)..................    2,714       107,556
Forward Air Corp. .............    2,543        83,614
HUB Group, Inc. (Class A) (a)..    3,338        96,768
Pacer International, Inc. .....    3,076        82,867
UTI Worldwide, Inc. ...........    6,917       170,020
                                           -----------
                                               639,246
                                           -----------
AIRLINES -- 0.9%
AirTran Holdings, Inc. (a).....    7,585        77,898
Allegiant Travel Co. (a).......      422        13,293
Continental Airlines, Inc.
  (Class B) (a)................    8,153       296,688
ExpressJet Holdings, Inc. (a)..    4,218        24,633
JetBlue Airways Corp. (a)......   13,930       160,334
Republic Airways Holdings, Inc.
  (a)..........................    2,785        63,944
SkyWest, Inc. .................    5,309       142,440
                                           -----------
                                               779,230
                                           -----------
AUTO COMPONENTS -- 0.4%
Drew Industries, Inc. (a)......    1,573        45,114
Gentex Corp. ..................   11,957       194,301
Tenneco Automotive, Inc. (a)...    3,814        97,104
                                           -----------
                                               336,519
                                           -----------
AUTOMOBILES -- 0.3%
Fleetwood Enterprises, Inc.
  (a)..........................    5,302        41,939
Thor Industries, Inc. .........    3,170       124,866
Winnebago Industries, Inc. ....    2,454        82,528
                                           -----------
                                               249,333
                                           -----------
BEVERAGES -- 0.3%
Boston Beer Co., Inc. (a)......      832        27,747
Coca-Cola Hellenic Bottling Co.
  SA...........................      336        19,028
Hansen Natural Corp. (a).......    6,010       227,659
                                           -----------
                                               274,434
                                           -----------
BIOTECHNOLOGY -- 4.1%
Advanced Magnetics, Inc. (a)...    1,171        70,576
Affymax, Inc. (a)..............      311        10,014
Alexion Pharmaceuticals, Inc.
  (a)..........................    2,894       125,137
Alkermes, Inc. (a).............    8,456       130,561
Alnylam Pharmaceuticals, Inc.
  (a)..........................    2,452        44,136
Altus Pharmaceuticals, Inc.
  (a)..........................    1,097        16,696
Applera Corp. -- Celera
  Genomics Group (a)...........    6,522        92,612
Arena Pharmaceuticals, Inc.
  (a)..........................    4,958        53,844
Ariad Pharmaceuticals, Inc.
  (a)..........................    5,509        24,735
BioMarin Pharmaceuticals, Inc.
  (a)..........................    7,625       131,608
Cepheid, Inc. (a)..............    4,598        54,624
Cubist Pharmaceuticals, Inc.
  (a)..........................    4,532       100,021
CV Therapeutics, Inc. (a)......    4,667        36,729
Dendreon Corp. (a).............    6,858        88,674
Digene Corp. (a)...............    1,863        79,010
Enzon Pharmaceuticals, Inc.
  (a)..........................    3,718        30,302
Geron Corp. (a)................    5,523        38,661
GTx Inc (a)....................      943        19,237
Human Genome Sciences, Inc.
  (a)..........................   10,868       115,418
Idenix Pharmaceuticals, Inc.
  (a)..........................    1,698        12,395
ImClone Systems, Inc. (a)......    4,994       203,605
InterMune, Inc. (a)............    2,199        54,227
Isis Pharmaceuticals, Inc.
  (a)..........................    6,391        59,245
Keryx Biopharmaceuticals, Inc.
  (a)..........................    3,315        34,874
Lexicon Genetics, Inc. (a).....    5,553        20,157
Life Cell Corp. (a)............    2,797        69,841
Ligand Pharmaceuticals, Inc.
  (Class B) (a)................    6,248        62,980
MannKind Corp. (a).............    4,086        58,430
Martek Biosciences Corp. (a)...    2,706        55,798
Maxygen, Inc. (a)..............    2,485        27,708
Medarex, Inc. (a)..............   10,442       135,119
Momenta Pharmaceuticals, Inc.
  (a)..........................    2,193        28,421
Myriad Genetics, Inc. (a)......    3,584       123,505
Neurocrine Biosciences, Inc.
  (a)..........................    3,161        39,513
Onyx Pharmaceuticals, Inc.
  (a)..........................    3,667        91,088
OSI Pharmaceuticals, Inc. (a)..    4,767       157,311
PDL BioPharma, Inc. (a)........    9,552       207,278
Pharmion Corp. (a).............    2,254        59,258
Progenics Pharmaceuticals, Inc.
  (a)..........................    1,884        44,613
Regeneron Pharmaceuticals, Inc.
  (a)..........................    5,420       117,180
Savient Pharmaceuticals, Inc.
  (a)..........................    4,349        52,275
Tanox, Inc. (a)................    2,080        39,021
Telik, Inc. (a)................    4,392        23,849
Theravance, Inc. (a)...........    3,940       116,230
United Therapeutics Corp. (a)..    1,938       104,226
Vanda Pharmaceuticals, Inc.
  (a)..........................    1,824        44,433
Zymogenetics, Inc. (a).........    3,176        49,419
                                           -----------
                                             3,354,594
                                           -----------
BUILDING PRODUCTS -- 0.2%
Griffon Corp. (a)..............    2,272        56,232
PGT, Inc. (a)..................    1,051        12,612
Simpson Manufacturing Co.,
  Inc. ........................    3,157        97,362
Trex Co., Inc. (a).............    1,063        22,886
                                           -----------
                                               189,092
                                           -----------
CAPITAL MARKETS -- 0.9%
ACA Capital Holdings, Inc.
  (a)..........................      580         8,132
Calamos Asset Management, Inc.
  (Class B)....................    1,920        42,854
Cohen & Steers, Inc. ..........      949        40,883
GFI Group, Inc. (a)............    1,316        89,448
Greenhill & Co., Inc. .........      981        60,224
Investors Financial Services
  Corp. .......................    5,424       315,406
KBW, Inc. (a)..................      573        19,917
optionsXpress Holdings, Inc. ..    3,772        88,793

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------             -------   -----------

Penson Worldwide, Inc. (a).....    1,410   $    42,568
TradeStation Group, Inc. (a)...    2,927        36,851
                                           -----------
                                               745,076
                                           -----------
CHEMICALS -- 0.7%
American Vanguard Corp. .......    1,733        29,617
Nalco Holding Co. (a)..........    7,813       186,731
PolyOne Corp. (a)..............    7,172        43,749
Rockwood Holdings, Inc. (a)....    2,997        82,957
Symyx Technologies, Inc. (a)...    2,740        48,553
Terra Industries, Inc. (a).....    7,781       136,167
Zoltek Cos., Inc. (a)..........    1,733        60,534
                                           -----------
                                               588,308
                                           -----------
COMMERCIAL BANKS -- 2.0%
Bank of the Ozarks, Inc. ......    1,069        30,702
Boston Private Financial
  Holdings, Inc. ..............    3,040        84,877
Cascade Bancorp................    1,788        46,381
Cathay General Bancorp.........    3,663       124,469
Centennial Bank Holdings, Inc.
  (a)..........................    4,928        42,627
CoBiz, Inc. ...................    1,595        31,756
East West Bancorp, Inc. .......    4,777       175,650
Hanmi Financial Corp. .........    4,083        77,822
Nara Bancorp, Inc. ............    1,866        32,674
Old Second Bancorp, Inc. ......    1,031        28,249
PrivateBancorp, Inc. ..........    1,786        65,296
Prosperity Bancshares, Inc. ...    3,632       126,176
Signature Bank (a).............    2,447        79,625
Sterling Financial
  Corp. -- Washington..........    4,215       131,466
Texas Capital Bancshares, Inc.
  (a)..........................    2,183        44,752
UCBH Holdings, Inc. ...........    8,292       154,397
United Community Banks, Inc. ..    3,341       109,551
Virginia Commerce Bancorp, Inc.
  (a)..........................    1,571        34,012
W Holding Co., Inc. ...........   11,158        55,790
Western Alliance Bancorp (a)...    1,651        51,247
Wintrust Financial Corp. ......    2,139        95,421
                                           -----------
                                             1,622,940
                                           -----------
COMMERCIAL SERVICES & SUPPLIES -- 5.2%
ACCO Brands Corp. (a)..........    4,055        97,685
Administaff, Inc. .............    2,097        73,814
Advisory Board Co. (a).........    1,538        77,854
American Reprographics Co.
  (a)..........................    2,637        81,193
Amrep Corp. ...................      145        11,201
CBIZ, Inc. (a).................    4,548        32,291
Cenveo, Inc. (a)...............    3,527        85,706
Clean Harbors, Inc. (a)........    1,261        57,022
Copart, Inc. (a)...............    5,581       156,324
Corrections Corp. of America
  (a)..........................    5,164       272,711
CoStar Group, Inc. (a).........    1,566        69,969
Covanta Holding Corp. (a)......    8,944       198,378
CRA International, Inc. (a)....      984        51,345
Diamond Management & Technology
  Consultants, Inc. ...........    2,630        30,745
First Advantage Corp. (Class A)
  (a)..........................      622        14,909
FTI Consulting, Inc. (a).......    3,503       117,666
Fuel Tech, Inc. (a)............    1,427        35,176
Healthcare Services Group,
  Inc. ........................    2,043        58,532
Herman Miller, Inc. ...........    5,384       180,310
HNI Corp. .....................    3,304       151,753
Hudson Highland Group, Inc.
  (a)..........................    2,085        32,505
Huron Consulting Group, Inc.
  (a)..........................    1,269        77,206
IHS, Inc. (a)..................    2,494       102,528
Innerworkings, Inc. (a)........    2,313        27,293
Interface, Inc. (Class A) (a)..    4,367        69,828
Kenexa Corp. (a)...............    1,687        52,516
Kforce, Inc. (a)...............    3,446        47,451
Knoll, Inc. ...................    3,608        85,979
Korn/Ferry International (a)...    3,515        80,634
Labor Ready, Inc. (a)..........    4,351        82,626
LECG Corp. (a).................    1,924        27,860
Mine Safety Appliances Co. ....    2,286        96,149
Mobile Mini, Inc. (a)..........    2,992        80,126
Navigant Consulting, Inc. (a)..    4,482        88,564
Pike Electric Corp. (a)........    1,457        26,343
Resources Connection, Inc.
  (a)..........................    3,809       121,850
Rollins, Inc. .................    2,917        67,120
SAIC, Inc. (a).................    7,200       124,704
Spherion Corp. (a).............    4,721        41,639
Steelcase, Inc. (Class A)......    5,251       104,442
Stericycle, Inc. (a)...........    3,683       300,165
TeleTech Holdings, Inc. (a)....    2,968       108,896
Tetra Tech, Inc. (a)...........    4,854        92,517
The Brink's Co. ...............    3,752       238,064
The Geo Group, Inc. (a)........    1,624        73,600
Volt Information Sciences, Inc.
  (a)..........................    1,246        32,633
Waste Connections, Inc. (a)....    5,709       170,928
                                           -----------
                                             4,308,750
                                           -----------
COMMUNICATIONS EQUIPMENT -- 3.6%
Acme Packet, Inc. (a)..........      959        14,174
ADC Telecommunications, Inc.
  (a)..........................    9,788       163,851
Adtran, Inc. ..................    5,277       128,495
Andrew Corp. (a)...............   13,099       138,718
Arris Group, Inc. (a)..........    9,000       126,720
Avocent Corp. (a)..............    3,731       100,625
C-COR.net Corp. (a)............    3,669        50,852
CIENA Corp. (a)................    7,101       198,473
Comtech Telecommunications
  Corp. (a)....................    1,921        74,400
Extreme Networks, Inc. (a).....    8,943        37,829
F5 Networks, Inc. (a)..........    3,514       234,314
Finisar Corp. (a)..............   20,750        72,625
Foundry Networks, Inc. (a).....   10,580       143,571
Harmonic, Inc. (a).............    6,191        60,796
Harris Stratex Networks, Inc.
  (a)..........................    1,954        37,497
Hughes Communications, Inc.
  (a)..........................      536        26,173
InterDigital Communications
  Corp. (a)....................    4,391       139,063
Ixia (a).......................    3,069        28,542
Loral Space & Communications,
  Ltd. (a).....................    1,083        55,103
Netgear, Inc. (a)..............    2,802        79,941
Nextwave Wireless, Inc. (a)....    3,655        36,550
OpNext, Inc. (a)...............    1,412        20,883
Optium Corp. (a)...............      438         8,502
Packeteer, Inc. (a)............    2,967        36,850
Plantronics, Inc. .............    3,979        93,984
Polycom, Inc. (a)..............    7,408       246,909
Powerwave Technologies, Inc.
  (a)..........................    9,394        53,452
Riverbed Technology, Inc. (a)..    2,062        56,994
SafeNet, Inc. (a)..............    2,174        61,524
Sonus Networks, Inc. (a).......   21,076       170,083
Symmetricom, Inc. (a)..........    3,899        32,362
Tekelec (a)....................    5,689        84,823

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------             -------   -----------

Utstarcom, Inc. (a)............    8,819   $    73,109
Viasat, Inc. (a)...............    2,261        74,545
                                           -----------
                                             2,962,332
                                           -----------
COMPUTERS & PERIPHERALS -- 1.4%
Avid Technology, Inc. (a)......    3,422       119,359
Brocade Communications Systems,
  Inc. (a).....................   33,648       320,329
Hypercom Corp. (a).............    4,274        25,473
Intermec, Inc. (a).............    4,060        90,700
Komag, Inc. (a)................    2,565        83,953
Novatel Wireless, Inc. (a).....    2,500        40,100
Palm, Inc. (a).................    7,916       143,517
QLogic Corp. (a)...............   13,259       225,403
Rackable Systems, Inc. (a).....    2,350        39,880
Stratasys, Inc. (a)............      854        36,483
Synaptics, Inc. (a)............    2,114        54,076
                                           -----------
                                             1,179,273
                                           -----------
CONSTRUCTION & ENGINEERING -- 0.2%
Infrasource Services, Inc.
  (a)..........................    3,326       101,543
Perini Corp. (a)...............    1,722        63,473
                                           -----------
                                               165,016
                                           -----------
CONSTRUCTION MATERIALS -- 0.3%
Eagle Materials, Inc. .........    4,033       179,993
Headwaters, Inc. (a)...........    3,510        76,693
                                           -----------
                                               256,686
                                           -----------
CONSUMER FINANCE -- 0.6%
Advance America Cash Advance
  Centers, Inc. ...............    4,998        76,919
Cash America International,
  Inc. ........................    2,456       100,696
CompuCredit Corp. (a)..........    2,707        84,513
Credit Acceptance Corp. (a)....      173         4,704
Dollar Financial Corp. (a).....    1,789        45,262
Ezcorp, Inc. (a)...............    3,117        45,913
First Cash Financial Services,
  Inc. (a).....................    2,376        52,937
Nelnet, Inc. ..................    1,766        42,331
World Acceptance Corp. (a).....    1,302        52,015
                                           -----------
                                               505,290
                                           -----------
CONTAINERS & PACKAGING -- 0.2%
Graphic Packaging Corp. (a)....    8,363        39,640
Myers Industries, Inc. ........    2,244        41,918
Silgan Holdings, Inc. .........    1,897        96,956
                                           -----------
                                               178,514
                                           -----------
DISTRIBUTORS -- 0.2%
Keystone Automotive Industries,
  Inc. (a).....................    1,377        46,405
LKQ Corp. (a)..................    4,179        91,353
                                           -----------
                                               137,758
                                           -----------
DIVERSIFIED CONSUMER SERVICES -- 2.4%
Bright Horizons Family
  Solutions, Inc. (a)..........    2,190        82,672
Career Education Corp. (a).....    8,004       244,122
Coinstar, Inc. (a).............    2,321        72,647
Corinthian Colleges, Inc. (a)..    7,191        98,876
DeVry, Inc. ...................    5,109       149,949
Educate, Inc. (a)..............    1,700        13,022
INVESTools, Inc. (a)...........    3,745        52,056
ITT Educational Services, Inc.
  (a)..........................    3,453       281,385
Jackson Hewitt Tax Service,
  Inc. ........................    2,490        80,128
Laureate Education, Inc. (a)...    3,955       233,226
Lincoln Educational Services
  Corp. (a)....................      214         3,041
Matthews International Corp.
  (Class A)....................    2,646       107,692
Pre-Paid Legal Services, Inc.
  (a)..........................    1,106        55,422
Sotheby's Holdings, Inc. ......    5,460       242,861
Steiner Leisure, Ltd. (a)......    1,311        58,969
Strayer Education, Inc. .......    1,198       149,750
Universal Technical Institute,
  Inc. (a).....................    1,984        45,791
                                           -----------
                                             1,971,609
                                           -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.6%
Asset Acceptance Capital Corp.
  (a)..........................    1,204        18,626
International Securities
  Exchange, Inc. ..............    3,011       146,937
Nasdaq Stock Market, Inc. (a)..    8,214       241,573
NewStar Financial, Inc. (a)....    1,009        16,911
Pico Holdings, Inc. (a)........      973        41,557
Portfolio Recovery Associates,
  Inc. (a).....................    1,326        59,206
                                           -----------
                                               524,810
                                           -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.1%
Cbeyond, Inc. (a)..............    1,415        41,502
Cincinnati Bell, Inc. (a)......   20,471        96,214
Cogent Communications Group,
  Inc. (a).....................    4,064        96,032
Covad Communications Group,
  Inc. (a).....................   25,092        31,867
General Communication, Inc.
  (Class A) (a)................    3,915        54,810
Global Crossing, Ltd. (a)......    1,502        41,305
Globalstar, Inc. (a)...........      631         6,688
NeuStar, Inc. (Class A) (a)....    6,159       175,162
NTELOS Holdings Corp. (a)......    1,250        24,025
Paetec Hldg Corp. .............    4,702        49,277
Premiere Global Services, Inc.
  (a)..........................    5,894        66,131
Time Warner Telecom, Inc.
  (Class A) (a)................   11,953       248,264
Vonage Holdings Corp. (a)......    3,402        11,737
                                           -----------
                                               943,014
                                           -----------
ELECTRIC UTILITIES -- 0.6%
ITC Holdings Corp. ............    3,519       152,337
Sierra Pacific Resources (a)...   18,541       322,243
                                           -----------
                                               474,580
                                           -----------
ELECTRICAL EQUIPMENT -- 1.3%
Acuity Brands, Inc. ...........    3,625       197,345
American Superconductor Corp.
  (a)..........................    2,676        36,046
Encore Wire Corp. .............    1,415        35,828
Energy Conversion Devices, Inc.
  (a)..........................    3,308       115,582
EnerSys (a)....................    2,247        38,603
Evergreen Solar, Inc. (a)......    5,680        55,380
First Solar, Inc. (a)..........    1,669        86,805
Franklin Electric Co., Inc. ...    1,380        64,170
FuelCell Energy, Inc. (a)......    4,092        32,163
General Cable Corp. (a)........    4,285       228,948
II-VI, Inc. (a)................    2,054        69,528
Medis Technologies, Ltd. (a)...    1,806        30,539
Plug Power, Inc. (a)...........    5,581        17,636
Power-One, Inc. (a)............    6,334        36,230
Vicor Corp. ...................    1,597        16,002
                                           -----------
                                             1,060,805
                                           -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.0%
Aeroflex, Inc. (a).............    6,174        81,188
Benchmark Electronics, Inc.
  (a)..........................    5,955       123,030
Brightpoint, Inc. (a)..........    4,221        48,288
Cogent, Inc. (a)...............    3,409        45,851
Cognex Corp. ..................    3,397        73,613
CTS Corp. .....................    3,019        41,723

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------             -------   -----------

Daktronics, Inc. ..............    3,040   $    83,418
Dolby Laboratories, Inc. (a)...    2,842        98,077
Echelon Corp. (a)..............    2,610        27,509
FLIR Systems, Inc. (a).........    5,470       195,115
Global Imaging Systems, Inc.
  (a)..........................    4,200        81,900
Insight Enterprises, Inc. (a)..    4,008        72,064
IPG Photonics Corp (a).........      757        14,534
Itron, Inc. (a)................    2,128       138,405
L-1 Identity Solutions, Inc.
  (a)..........................    5,575        92,043
Measurement Specialties, Inc.
  (a)..........................    1,116        25,177
Mercury Computer System, Inc.
  (a)..........................    1,879        26,062
Mettler Toledo International,
  Inc. (a).....................    3,280       293,790
MTS Systems Corp. .............    1,523        59,153
Multi-Fineline Electronix, Inc.
  (a)..........................      741        11,374
National Instruments Corp. ....    4,405       115,543
Rofin-Sinar Technologies, Inc.
  (a)..........................    1,281        75,810
Sanmina-SCI Corp. (a)..........   44,424       160,815
Scansource, Inc. (a)...........    2,165        58,109
Smart Modular Technologies
  (WWH), Inc. (a)..............    3,042        38,907
Sunpower Corp. (a).............    1,819        82,765
Trimble Navigation, Ltd. (a)...    9,858       264,589
TTM Technologies, Inc. (a).....    3,545        33,819
                                           -----------
                                             2,462,671
                                           -----------
ENERGY EQUIPMENT & SERVICES -- 3.6%
Atwood Oceanics, Inc. (a)......    2,230       130,879
Basic Energy Services, Inc.
  (a)..........................    1,874        43,664
Cal Dive International, Inc.
  (a)..........................    1,863        22,747
CARBO Ceramics, Inc. ..........    1,626        75,690
Complete Production Services,
  Inc. (a).....................    3,471        69,108
Dresser-Rand Group, Inc. (a)...    6,164       187,755
Dril-Quip, Inc. (a)............    1,985        85,911
Global Industries, Inc. (a)....    7,125       130,316
Grey Wolf, Inc. (a)............   15,654       104,882
Helmerich & Payne, Inc. .......    8,079       245,117
Hercules Offshore, Inc. (a)....    2,658        69,799
Hornbeck Offshore Services,
  Inc. (a).....................    1,990        57,014
Hydril (a).....................    1,462       140,703
Input/Output, Inc. (a).........    5,873        80,930
NATCO Group, Inc. (a)..........    1,210        41,285
Newpark Resources, Inc. (a)....    7,546        53,199
Oceaneering International, Inc.
  (a)..........................    4,461       187,897
Oil States International, Inc.
  (a)..........................    3,866       124,060
Parker Drilling Co. (a)........    9,081        85,271
Pioneer Drilling Co. (a).......    4,138        52,511
RPC, Inc. .....................    3,329        55,461
Superior Energy Services, Inc.
  (a)..........................    7,088       244,323
Superior Well Services, Inc.
  (a)..........................      941        21,502
Tetra Technologies, Inc. (a)...    5,962       147,321
Todco (Class A) (a)............    4,819       194,350
Universal Compression Holdings,
  Inc. (a).....................    2,539       171,840
W-H Energy Services, Inc. (a)..    2,502       116,944
                                           -----------
                                             2,940,479
                                           -----------
FOOD & STAPLES RETAILING -- 1.2%
BJ'S Wholesale Club, Inc. (a)..    5,417       183,257
Central European Distribution
  Corp. (a)....................    2,433        70,825
Pantry, Inc. (a)...............    1,894        85,647
Pathmark Stores, Inc. (a)......    2,652        33,946
Performance Food Group Co.
  (a)..........................    2,683        82,824
Rite Aid Corp. (a).............   44,159       254,797
Smart & Final, Inc. (a)........    1,094        23,816
The Andersons, Inc. ...........    1,458        64,735
United Natural Foods, Inc.
  (a)..........................    3,257        99,795
Winn-Dixie Stores, Inc. (a)....    4,508        79,566
                                           -----------
                                               979,208
                                           -----------
FOOD PRODUCTS -- 0.5%
Delta and Pine Land Co. .......    3,051       125,701
Flowers Foods, Inc. ...........    4,694       141,618
J&J Snack Foods Corp. .........    1,163        45,927
Seaboard Corp. ................       31        70,060
                                           -----------
                                               383,306
                                           -----------
GAS UTILITIES -- 0.3%
Energen Corp. .................    5,441       276,892
                                           -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.4%
Accuray, Inc. (a)..............    1,347        29,957
Align Technology, Inc. (a).....    4,731        75,034
American Medical Systems
  Holdings, Inc. (a)...........    5,822       123,252
Arrow International, Inc. .....    1,889        60,750
Arthrocare Corp. (a)...........    2,251        81,126
Aspect Medical Systems, Inc.
  (a)..........................    1,411        21,998
Biosite, Inc. (a)..............    1,333       111,932
CONMED Corp. (a)...............    2,344        68,515
Cyberonics, Inc. (a)...........    1,485        27,888
Edwards Lifesciences Corp.
  (a)..........................    4,875       247,163
ev3, Inc. (a)..................    1,657        32,643
Foxhollow Technologies, Inc.
  (a)..........................    1,662        34,719
Gen-Probe, Inc. (a)............    4,346       204,610
Greatbatch, Inc. (a)...........    1,845        47,048
Haemonetics Corp. (a)..........    2,248       105,094
Hologic, Inc. (a)..............    4,399       253,558
I-Flow Corp. (a)...............    1,967        28,994
ICU Medical, Inc. (a)..........    1,117        43,786
IDEXX Laboratories, Inc. (a)...    2,600       227,838
Immucor, Inc. (a)..............    5,795       170,547
Integra LifeSciences Holdings
  Corp. (a)....................    1,583        72,153
Intralase Corp. (a)............    1,847        46,138
Inverness Medical Innovations,
  Inc. (a).....................    3,380       147,976
Kensey Nash Corp. (a)..........      934        28,487
Kinetic Concepts, Inc. (a).....    4,325       219,018
Kyphon, Inc. (a)...............    3,691       166,612
Mentor Corp. ..................    3,609       166,014
Meridian Bioscience, Inc. .....    2,005        55,659
Merit Medical Systems, Inc.
  (a)..........................    2,297        28,827
NuVasive, Inc. (a).............    2,679        63,626
OraSure Technologies, Inc.
  (a)..........................    3,862        28,386
Palomar Medical Technologies,
  Inc. (a).....................    1,353        54,052
PolyMedica Corp. ..............    1,887        79,877
ResMed, Inc. (a)...............    6,369       320,807
Respironics, Inc. (a)..........    6,093       255,845
Sirona Dental Systems, Inc. ...    1,483        51,104
SonoSite, Inc. (a).............    1,370        38,716
STERIS Corp. ..................    5,395       143,291
SurModics, Inc. (a)............    1,333        47,988
Symmetry Medical, Inc. (a).....    2,491        40,678
Thoratec Corp. (a).............    4,014        83,893
Viasys Healthcare, Inc. (a)....    2,737        93,031
Vital Signs, Inc. .............      680        35,346
Volcano Corp. (a)..............    1,804        32,490

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------             -------   -----------

West Pharmaceutical Services,
  Inc. ........................    2,696   $   125,175
Wright Medical Group, Inc.
  (a)..........................    2,970        66,201
                                           -----------
                                             4,487,842
                                           -----------
HEALTH CARE PROVIDERS & SERVICES -- 4.1%
Alliance Imaging, Inc. (a).....    1,741        15,199
Amedisys, Inc. (a).............    2,143        69,498
AMERIGROUP Corp. (a)...........    4,436       134,854
AMN Healthcare Services, Inc.
  (a)..........................    2,865        64,806
Amsurg Corp. (a)...............    2,462        60,294
Apria Healthcare Group, Inc.
  (a)..........................    3,537       114,068
Assisted Living Concepts, Inc.
  (a)..........................    4,729        55,802
Centene Corp. (a)..............    3,592        75,396
Cross Country Healthcare, Inc.
  (a)..........................    2,125        38,739
Gentiva Health Services, Inc.
  (a)..........................    2,166        43,688
Health Management Associates,
  Inc. ........................   20,188       219,444
HealthExtras, Inc. (a).........    2,460        70,799
Healthsouth Corp. (a)..........    6,646       139,633
Healthspring, Inc. (a).........    3,771        88,807
Healthways, Inc. (a)...........    2,887       134,967
inVentiv Health, Inc. (a)......    2,475        94,768
LCA-Vision, Inc. ..............    1,733        71,382
LifePoint Hospitals, Inc. (a)..    4,488       171,531
Matria Healthcare, Inc. (a)....    1,810        47,712
Molina Healthcare, Inc. (a)....    1,178        36,035
National Healthcare Corp. .....      675        34,412
Nighthawk Radiology Holdings,
  Inc. (a).....................    1,496        27,212
Odyssey Healthcare, Inc. (a)...    2,880        37,814
Option Care, Inc. .............    2,241        29,805
Pediatrix Medical Group, Inc.
  (a)..........................    4,040       230,522
PSS World Medical, Inc. (a)....    5,659       119,631
Psychiatric Solutions, Inc.
  (a)..........................    4,413       177,888
Radiation Therapy Services,
  Inc. (a).....................      960        29,414
Sierra Health Services, Inc.
  (a)..........................    4,340       178,678
Sunrise Assisted Living, Inc.
  (a)..........................    3,659       144,604
Symbion, Inc. (a)..............    1,804        35,376
United Surgical Partners (a)...    3,707       114,213
VCA Antech, Inc. (a)...........    6,950       252,355
WellCare Health Plans, Inc.
  (a)..........................    2,890       246,373
                                           -----------
                                             3,405,719
                                           -----------
HEALTH CARE TECHNOLOGY -- 0.7%
Allscripts Healthcare
  Solutions, Inc. (a)..........    3,815       102,280
Dendrite International, Inc.
  (a)..........................    3,126        48,953
Eclipsys Corp. (a).............    3,942        75,962
Emdeon Corp. (a)...............   13,327       201,638
The TriZetto Group, Inc. (a)...    3,596        71,956
WebMD Health Corp. (a).........      675        35,525
                                           -----------
                                               536,314
                                           -----------
HOTELS RESTAURANTS & LEISURE -- 4.0%
Ambassadors Group, Inc. .......    1,385        46,037
Ameristar Casinos, Inc. .......    1,966        63,128
Applebees International,
  Inc. ........................    6,203       153,710
Bally Technologies, Inc. (a)...    4,020        94,792
BJ's Restaurants, Inc. (a).....    1,507        31,843
Burger King Holdings, Inc. ....    4,555        98,388
California Pizza Kitchen, Inc.
  (a)..........................    1,597        52,525
CEC Entertainment, Inc. (a)....    2,779       115,440
Chipotle Mexican Grill, Inc.
  (a)..........................    2,712       168,415
Choice Hotels International,
  Inc. ........................    3,017       106,892
CKE Restaurants, Inc. .........    5,401       101,863
Gaylord Entertainment Co. (a)..    3,364       177,855
Great Wolf Resorts, Inc. (a)...    2,395        31,686
Isle of Capri Casinos, Inc.
  (a)..........................    1,665        42,657
Jamba, Inc. (a)................    1,796        16,487
Krispy Kreme Doughnuts, Inc.
  (a)..........................    4,888        49,809
Life Time Fitness, Inc. (a)....    2,497       128,371
Morgans Hotel Group Co. (a)....    1,754        36,852
Multimedia Games, Inc. (a).....    2,337        27,810
O'Charleys, Inc. (a)...........    1,944        37,500
Orient-Express Hotels, Ltd.
  (Class A)....................    3,325       198,901
P F Chang's China Bistro, Inc.
  (a)..........................    2,215        92,764
Panera Bread Co. (Class A)
  (a)..........................    2,617       154,560
Papa John's International, Inc.
  (a)..........................    1,915        56,301
Peet's Coffee & Tea, Inc. (a)..    1,126        31,100
Pinnacle Entertainment, Inc.
  (a)..........................    4,837       140,612
Rare Hospitality International,
  Inc. (a).....................    2,839        85,426
Red Robin Gourmet Burgers, Inc.
  (a)..........................    1,289        50,039
Ruby Tuesday, Inc. ............    4,990       142,714
Ruth's Chris Steak House, Inc.
  (a)..........................    1,465        29,827
Scientific Games Corp. (Class
  A) (a).......................    5,695       186,967
Shuffle Master, Inc. (a).......    2,922        53,327
Sonic Corp. (a)................    5,691       126,795
Texas Roadhouse, Inc. (Class A)
  (a)..........................    4,592        65,436
The Cheesecake Factory, Inc.
  (a)..........................    6,259       166,802
The Steak n Shake Co. (a)......    2,150        36,056
WMS Industries, Inc. (a).......    2,419        94,922
                                           -----------
                                             3,294,609
                                           -----------
HOUSEHOLD DURABLES -- 0.7%
Brookfield Homes Corp. ........    1,000        32,100
Champion Enterprises, Inc.
  (a)..........................    6,339        55,783
Helen of Troy, Ltd. (a)........    2,343        53,210
iRobot Corp. (a)...............      934        12,207
Jarden Corp. (a)...............    5,365       205,480
Sealy Corp. ...................    3,693        64,554
Technical Olympic USA, Inc. ...    1,671         6,667
Tempur-Pedic International,
  Inc. ........................    5,152       133,900
                                           -----------
                                               563,901
                                           -----------
HOUSEHOLD PRODUCTS -- 0.4%
Church & Dwight Co., Inc. .....    5,396       271,689
Spectrum Brands, Inc. (a)......    3,271        20,705
                                           -----------
                                               292,394
                                           -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
Ormat Technologies, Inc. ......    1,146        48,086
                                           -----------
INDUSTRIAL CONGLOMERATES -- 0.2%
Raven Industries, Inc. ........    1,510        42,355
Walter Industries, Inc. .......    4,260       105,435
                                           -----------
                                               147,790
                                           -----------
INSURANCE -- 1.3%
American Equity Investment Life
  Holding Co. .................    4,434        58,218
eHealth, Inc. (a)..............      433        10,197
First Acceptance Corp. (a).....    1,497        15,674
HCC Insurance Holdings, Inc. ..    9,334       287,487
Hilb Rogal and Hobbs Co. ......    2,990       146,659
National Financial Partners
  Corp. .......................    3,112       145,984
Philadelphia Consolidated
  Holding Corp. (a)............    4,941       217,355
Scottish R Egroup, Ltd. .......    4,383        17,620
Tower Group Inc................    1,658        53,421

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------             -------   -----------

Universal American Financial
  Corp. (a)....................    3,175   $    61,531
USI Holdings Corp. (a).........    3,246        54,695
                                           -----------
                                             1,068,841
                                           -----------
INTERNET & CATALOG RETAIL -- 0.8%
1-800-FLOWERS.COM, Inc. (Class
  A) (a).......................    1,959        15,241
Blue Nile, Inc. (a)............    1,223        49,727
FTD Group, Inc. (a)............    1,577        26,068
GSI Commerce, Inc. (a).........    1,519        34,314
Netflix, Inc. (a)..............    4,965       115,138
Nutri/System, Inc. (a).........    2,800       146,748
Overstock.com, Inc. (a)........      834        13,844
Priceline.com, Inc. (a)........    2,759       146,944
Stamps.com, Inc. (a)...........    1,718        24,688
Systemax, Inc. (a).............      883        16,539
ValueVision Media, Inc. (Class
  A) (a).......................    2,654        32,804
                                           -----------
                                               622,055
                                           -----------
INTERNET SOFTWARE & SERVICES -- 3.1%
aQuantive, Inc. (a)............    5,872       163,888
Ariba, Inc. (a)................    6,340        59,596
Bankrate Inc (a)...............    1,093        38,517
CMGI, Inc. (a).................   38,550        81,726
CNET Networks, Inc. (a)........   11,562       100,705
DealerTrack Holdings, Inc.
  (a)..........................    2,524        77,537
Digital River, Inc. (a)........    3,424       189,176
DivX, Inc. (a).................    1,460        29,258
EarthLink, Inc. (a)............    9,498        69,810
Equinix, Inc. (a)..............    2,068       177,083
Infospace, Inc. (a)............    2,588        66,434
Internap Network Services Corp.
  (a)..........................    4,013        63,205
Interwoven, Inc. (a)...........    3,250        54,925
Ipass, Inc. (a)................    4,853        24,411
j2 Global Communications, Inc.
  (a)..........................    4,147       114,955
Jupitermedia Corp. (a).........    1,886        12,485
LoopNet, Inc. (a)..............    1,652        28,233
Marchex, Inc. (Class B)........    2,088        31,988
Netratings, Inc. (a)...........    1,256        26,125
NIC, Inc. .....................    3,315        17,768
Omniture, Inc. (a).............    2,345        42,749
Openwave Systems, Inc. (a).....    7,878        64,206
RealNetworks, Inc. (a).........    8,935        70,140
S1 Corp. (a)...................    5,063        30,378
SAVVIS, Inc. (a)...............    1,747        83,646
SonicWALL, Inc. (a)............    5,531        46,239
Switch & Data Facilities Co Inc
  (a)..........................      982        17,794
The Knot, Inc. (a).............    2,144        46,160
Travelzoo, Inc. (a)............      227         8,347
Valueclick, Inc. (a)...........    8,264       215,938
Vignette Corp. (a).............    2,542        47,205
VistaPrint, Ltd. (a)...........    3,351       128,343
WebEx Communications, Inc.
  (a)..........................    3,794       215,727
Websense, Inc. (a).............    3,741        86,006
                                           -----------
                                             2,530,703
                                           -----------
IT SERVICES -- 2.6%
Acxiom Corp. ..................    5,685       121,602
CACI International, Inc. (Class
  A) (a).......................    2,550       119,493
CIBER, Inc. (a)................    4,546        35,777
Covansys Corp. (a).............    1,482        36,576
eFunds Corp. (a)...............    3,899       103,947
Euronet Worldwide, Inc. (a)....    2,688        72,200
ExlService Holdings, Inc. (a)..      421         8,685
Gartner, Inc. (a)..............    5,699       136,491
Global Cash Access, Inc. (a)...    3,831        63,939
Heartland Payment Systems,
  Inc. ........................    1,364        32,245
Hewitt Associates, Inc. (Class
  A) (a).......................    8,534       249,449
Isilon Systems, Inc. (a).......      702        11,351
Keane, Inc. (a)................    4,313        58,571
Lionbridge Technologies, Inc.
  (a)..........................    5,034        25,623
MoneyGram International,
  Inc. ........................    7,109       197,346
Perot Systems Corp. (Class A)
  (a)..........................    6,920       123,660
Sapient Corp. (a)..............    6,789        46,573
SRA International, Inc. (a)....    3,502        85,309
SYKES Enterprises, Inc. (a)....    2,149        39,198
Syntel, Inc. ..................    1,019        35,308
Talx Corp. ....................    2,607        86,370
The BISYS Group, Inc. (a)......   10,026       114,898
TNS, Inc. (a)..................    2,033        32,711
Tyler Technologies, Inc. (a)...    2,917        37,046
VeriFone Holdings, Inc. (a)....    5,517       202,639
Wright Express Corp. (a).......    3,375       102,364
                                           -----------
                                             2,179,371
                                           -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Leapfrog Enterprises, Inc.
  (a)..........................    2,760        29,532
Marine Products Corp. .........    1,279        12,240
MarineMax, Inc. (a)............    1,424        33,008
Oakley, Inc. ..................    2,180        43,905
Pool Corp. ....................    4,233       151,542
RC2 Corp. (a)..................    1,736        70,117
                                           -----------
                                               340,344
                                           -----------
LIFE SCIENCES TOOLS & SERVICES -- 1.8%
Affymetrix, Inc. (a)...........    5,631       169,324
Albany Molecular Research, Inc.
  (a)..........................    1,917        18,883
Bio-Rad Laboratories, Inc.
  (Class A) (a)................    1,575       109,998
Bruker BioSciences Corp. (a)...    4,352        45,783
Dionex Corp. (a)...............    1,617       110,134
Enzo Biochem, Inc. (a).........    2,976        44,878
eResearch Technology, Inc.
  (a)..........................    3,252        25,561
Exelixis, Inc. (a).............    7,995        79,470
Illumina, Inc. (a).............    5,012       146,852
Nektar Therapeutics (a)........    7,465        97,493
PAREXEL International Corp.
  (a)..........................    2,297        82,623
PharmaNet Development Group,
  Inc. (a).....................    1,445        37,570
PRA International (a)..........    1,752        37,773
Techne Corp. (a)...............    3,113       177,752
Varian, Inc. (a)...............    2,551       148,621
Ventana Medical Systems, Inc.
  (a)..........................    2,850       119,415
                                           -----------
                                             1,452,130
                                           -----------
MACHINERY -- 1.9%
Accuride Corp. (a).............    1,823        26,616
Actuant Corp. (Class A)........    2,276       115,644
American Railcar Industries,
  Inc. ........................      759        22,626
American Science & Engineering,
  Inc. (a).....................      771        40,609
ASV, Inc. (a)..................    1,703        25,988
Bucyrus International, Inc.
  (Class A)....................    2,634       135,651
Chart Industries, Inc. (a).....    1,034        18,777
CLARCOR, Inc. .................    4,301       136,772
ESCO Technologies, Inc. (a)....    2,157        96,677
Force Protection, Inc. (a).....    5,592       104,906
Gardner Denver, Inc. (a).......    4,370       152,294
Graco, Inc. ...................    5,613       219,805

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------             -------   -----------

Middleby Corp. (a).............      613   $    80,818
Mueller Water Products, Inc.
  (Class B)....................    9,566       132,106
RBC Bearings, Inc. (a).........    1,659        55,460
The Toro Co. ..................    3,419       175,189
                                           -----------
                                             1,539,938
                                           -----------
MARINE -- 0.3%
American Commercial Lines, Inc.
  (a)..........................    3,988       125,423
Kirby Corp. (a)................    4,399       153,877
                                           -----------
                                               279,300
                                           -----------
MEDIA -- 2.2%
Arbitron, Inc. ................    2,442       114,652
Charter Communications, Inc.
  (a)..........................   31,883        88,954
CKX, Inc. (a)..................    3,764        41,780
Crown Media Holdings, Inc.
  (Class A) (a)................      849         4,525
Dow Jones & Co., Inc. .........    4,364       150,427
DreamWorks Animation SKG, Inc.
  (Class A) (a)................    4,696       143,604
Entravision Communications
  Corp. (a)....................    4,690        43,805
Gemstar-TV Guide International,
  Inc. (a).....................   20,782        87,077
Gray Television, Inc. .........    3,795        39,544
Harte-Hanks, Inc. .............    4,270       117,809
Interactive Data Corp. ........    2,966        73,408
John Wiley & Sons, Inc. (Class
  A)...........................    4,093       154,552
Live Nation, Inc. (a)..........    4,982       109,903
Martha Stewart Living
  Omnimedia, Inc. (Class A)....    2,128        36,197
Marvel Entertainment, Inc.
  (a)..........................    5,356       148,629
Mediacom Communications Corp.
  (a)..........................    4,594        37,395
Morningstar, Inc. (a)..........      870        44,927
National CineMedia, Inc. (a)...    3,172        84,692
Primedia, Inc. (a).............   13,048        34,708
ProQuest Co. (a)...............    1,990        17,910
Salem Communications Corp. ....      899        11,237
Spanish Broadcasting System,
  Inc. (a).....................    3,297        13,188
Tivo, Inc. (a).................    8,094        51,397
Valassis Communications, Inc.
  (a)..........................    3,972        68,279
Warner Music Group Corp. ......    3,823        65,220
                                           -----------
                                             1,783,819
                                           -----------
METALS & MINING -- 0.9%
AK Steel Holding Corp. (a).....    9,287       217,223
Coeur d' Alene Mines Corp.
  (a)..........................   23,201        95,356
Hecla Mining Co. (a)...........    9,873        89,449
Meridian Gold, Inc. (a)........    8,416       214,861
Metal Management, Inc. ........    2,189       101,132
Royal Gold, Inc. ..............    1,812        54,541
                                           -----------
                                               772,562
                                           -----------
MULTILINE RETAIL -- 0.2%
99 Cents Only Stores (a).......    4,075        60,025
Fred's, Inc. (Class A).........    3,112        45,746
Retail Ventures, Inc. (a)......    1,969        41,447
The Bon-Ton Stores, Inc. ......      911        51,235
                                           -----------
                                               198,453
                                           -----------
OFFICE ELECTRONICS -- 0.3%
Zebra Technologies Corp. (Class
  A) (a).......................    5,872       226,718
                                           -----------
OIL, GAS & CONSUMABLE FUELS -- 6.0%
Alliance Holdings GP LP........    1,049        24,641
Alon USA Energy, Inc. .........      892        32,290
Alpha Natural Resources, Inc.
  (a)..........................    4,396        68,709
APCO Argentina, Inc. ..........      192        18,150
Arena Resources, Inc. (a)......    1,148        57,538
Atlas America, Inc. (a)........    1,484        83,831
ATP Oil & Gas Corp. (a)........    1,641        61,702
Aventine Renewable Energy
  Holdings, Inc. (a)...........    2,504        45,623
Berry Petroleum Co. (Class A)..    2,950        90,447
Bill Barrett Corp. (a).........    2,347        76,066
Bois d'Arc Energy, Inc. (a)....    1,550        20,506
Brigham Exploration Co. (a)....    2,822        17,553
Buckeye GP Holdings LP.........      996        20,717
Cabot Oil & Gas Corp. .........    4,059       273,252
Carrizo Oil & Gas, Inc. (a)....    1,952        68,242
Cheniere Energy, Inc. (a)......    4,313       134,350
Comstock Resources, Inc. (a)...    3,609        98,814
Crosstex Energy, Inc. .........    3,565       102,494
Delek US Holdings, Inc. .......      849        16,241
Delta Petroleum Corp. (a)......    4,678       107,407
Denbury Resources, Inc. (a)....   10,036       298,972
Enbridge Energy Management LLC
  (a)..........................       --             3
Encore Aquisition Co. (a)......    4,301       104,041
Energy Partners, Ltd. (a)......    3,029        54,976
Enterprise GP Holdings LP......      896        35,482
EXCO Resources, Inc. (a).......    7,035       116,640
Foundation Coal Holdings,
  Inc. ........................    3,790       130,149
Frontier Oil Corp. ............    9,310       303,878
GeoMet, Inc. (a)...............    1,872        16,511
Goodrich Petroleum Corp. (a)...    1,483        49,873
Helix Energy Solutions Group,
  Inc. (a).....................    7,121       265,542
Holly Corp. ...................    3,916       232,219
International Coal Group, Inc.
  (a)..........................   10,152        53,298
Kinder Morgan Management LLC
  (a)..........................    4,389       224,897
Magellan Midstream Holdings
  LP...........................    1,847        48,724
Mariner Energy, Inc. (a).......    6,701       128,190
Markwest Hydrocarbon Inc.......      572        35,464
McMoRan Exploration Co. (a)....    2,070        28,380
OMI Corp. .....................    5,274       141,660
Pacific Ethanol, Inc. (a)......    2,903        49,438
Parallel Petroleum Corp. (a)...    3,127        71,765
Penn Virginia Corp. ...........    1,561       114,577
Petroleum Development Corp.
  (a)..........................    1,233        66,052
Quicksilver Resources, Inc.
  (a)..........................    4,576       181,988
Rentech, Inc. (a)..............   11,293        35,460
Rosetta Resources, Inc. (a)....    4,220        86,679
St. Mary Land & Exploration
  Co. .........................    4,576       167,848
US BioEnergy Corp. (a).........      841         9,646
Valero GP Holdings LLC.........    2,932        81,363
Venoco, Inc. (a)...............    1,038        18,539
VeraSun Energy Corp. (a).......    1,523        30,262
W&T Offshore, Inc. ............    2,266        65,555
Warren Resources, Inc. (a).....    4,226        55,065
Western Refining, Inc. ........    2,358        92,009
World Fuel Services Corp. .....    2,376       109,914
                                           -----------
                                             4,923,632
                                           -----------
PERSONAL PRODUCTS -- 1.0%
Alberto Culver Co. (a).........    7,115       162,791
Bare Escentuals, Inc. (a)......    1,387        49,752
Chattem, Inc. (a)..............    1,246        73,439
Elizabeth Arden, Inc. (a)......    2,261        49,335
Herbalife, Ltd. (a)............    3,342       130,973
Mannatech, Inc. ...............    1,276        20,493

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------             -------   -----------

NBTY, Inc. (a).................    5,055   $   268,117
Prestige Brands Holdings, Inc.
  (a)..........................    2,972        35,218
Revlon, Inc. (Class A) (a).....   17,135        17,992
USANA Health Sciences, Inc.
  (a)..........................      853        39,980
                                           -----------
                                               848,090
                                           -----------
PHARMACEUTICALS -- 1.6%
Adams Respiratory Therapeutics,
  Inc. (a).....................    2,622        88,178
Adolor Corp. (a)...............    3,837        33,574
Atherogenics, Inc. (a).........    3,322         9,335
Medicis Pharmaceutical Corp.
  (Class A)....................    4,581       141,187
MGI Pharma, Inc. (a)...........    6,554       147,268
New River Pharmaceuticals, Inc.
  (a)..........................    1,328        84,501
Noven Pharmaceuticals, Inc.
  (a)..........................    1,994        46,261
Par Pharmaceutical Cos., Inc.
  (a)..........................    3,000        75,360
Salix Pharmaceuticals, Ltd.
  (a)..........................    3,879        48,875
Sciele Pharma, Inc. (a)........    2,465        58,371
The Medicines Co. (a)..........    4,263       106,916
Valeant Pharmaceuticals
  International................    7,746       133,928
Viropharma, Inc. (a)...........    5,811        83,388
Watson Pharmaceuticals, Inc.
  (a)..........................    8,633       228,170
Xenoport, Inc. (a).............    1,822        50,761
                                           -----------
                                             1,336,073
                                           -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.9%
Alexander's, Inc. (a)..........      167        68,754
Anworth Mortgage Asset Corp. ..    3,816        37,282
BioMed Realty Trust, Inc. .....    5,467       143,782
Corporate Office Properties
  Trust........................    3,559       162,575
Digital Realty Trust, Inc. ....    4,529       180,707
First Potomac Realty Trust.....    2,034        58,112
Maguire Properties, Inc. ......    3,022       107,462
                                           -----------
                                               758,674
                                           -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.5%
Affordable Residential
  Communities (a)..............    4,168        50,558
Jones Lang LaSalle, Inc. ......    3,037       316,698
Move, Inc. (a).................   11,735        65,012
                                           -----------
                                               432,268
                                           -----------
ROAD & RAIL -- 0.9%
Florida East Coast Industries,
  Inc. ........................    1,715       107,513
Genesee & Wyoming, Inc. (Class
  A) (a).......................    3,267        86,935
Heartland Express, Inc. .......    5,018        79,686
Knight Transportation, Inc. ...    4,683        83,451
Landstar Systems, Inc. ........    4,748       217,648
Old Dominion Freight Line, Inc.
  (a)..........................    2,753        79,314
Swift Transportation Co., Inc.
  (a)..........................    3,801       118,439
                                           -----------
                                               772,986
                                           -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 5.1%
Advanced Analogic Technologies,
  Inc. (a).....................    2,853        18,773
Advanced Energy Industries,
  Inc. (a).....................    2,945        61,963
AMIS Holdings, Inc. (a)........    5,370        58,801
Amkor Technology, Inc. (a).....    8,668       108,177
Anadigics, Inc. (a)............    4,639        54,833
Applied Micro Circuits Corp.
  (a)..........................   23,532        85,892
Atheros Communications, Inc.
  (a)..........................    4,368       104,526
Atmel Corp. (a)................   37,441       188,328
ATMI, Inc. (a).................    2,914        89,081
Brooks Automation, Inc. (a)....    5,923       101,579
Cabot Microelectronics Corp.
  (a)..........................    1,996        66,886
Cirrus Logic, Inc. (a).........    6,615        50,671
Conexant Systems, Inc. (a).....   40,976        67,610
Credence Systems Corp. (a).....    8,399        27,801
Cree, Inc. (a).................    6,432       105,871
Cymer, Inc. (a)................    3,218       133,708
Cypress Semiconductor Corp.
  (a)..........................   12,112       224,677
Diodes, Inc. (a)...............    1,669        58,165
DSP Group, Inc. (a)............    2,425        46,075
Exar Corp. (a).................    3,005        39,786
FEI Co. (a)....................    2,811       101,365
Formfactor, Inc. (a)...........    3,673       164,367
Genesis Microchip, Inc. (a)....    3,037        28,214
Hittite Microwave Corp. (a)....    1,120        44,990
Kulicke & Soffa Industries,
  Inc. (a).....................    4,763        44,058
Mattson Technology, Inc. (a)...    4,416        40,186
Micrel, Inc. (a)...............    4,748        52,323
Microsemi Corp. (a)............    5,636       117,285
Netlogic Microsystems, Inc.
  (a)..........................    1,432        38,120
OmniVision Technologies, Inc.
  (a)..........................    4,553        59,007
ON Semiconductor Corp. (a).....   20,062       178,953
PDF Solutions, Inc. (a)........    1,911        21,575
PMC-Sierra, Inc. (a)...........   17,445       122,289
Rambus, Inc. (a)...............    8,041       170,871
RF Micro Devices, Inc. (a).....   15,977        99,537
Semtech Corp. (a)..............    6,081        81,972
Sigma Designs, Inc. (a)........    1,903        49,973
Silicon Image, Inc. (a)........    7,217        58,891
Silicon Laboratories, Inc.
  (a)..........................    4,222       126,322
Silicon Storage Technology,
  Inc. (a).....................    7,675        37,838
Sirf Technology Holdings, Inc.
  (a)..........................    3,994       110,873
Skyworks Solutions, Inc. (a)...   13,537        77,838
Spansion, Inc. (a).............    6,866        83,696
Tessera Technologies, Inc.
  (a)..........................    3,976       158,006
Trident Microsystems, Inc.
  (a)..........................    4,767        95,626
Ultratech, Inc. (a)............    1,814        24,688
Varian Semiconductor Equipment
  Associates, Inc. (a).........    4,736       252,808
Zoran Corp. (a)................    4,091        69,629
                                           -----------
                                             4,204,503
                                           -----------
SOFTWARE -- 5.6%
Advent Software, Inc. (a)......    1,582        55,164
Agile Software Corp. (a).......    4,482        31,150
Altiris, Inc. (a)..............    2,037        67,038
Ansoft Corp (a)................    1,215        38,443
Ansys, Inc. (a)................    2,882       146,319
Blackbaud, Inc. ...............    3,637        88,816
Blackboard, Inc. (a)...........    2,014        67,731
Borland Software Corp. (a).....    6,494        34,223
Commvault Systems, Inc. (a)....    2,029        32,870
Concur Technologies, Inc. (a)..    3,091        53,969
Epicor Software Corp. (a)......    4,080        56,753
eSpeed, Inc. (a)...............    2,451        23,285
Factset Research Systems,
  Inc. ........................    3,731       234,493
Fair Isaac Corp. ..............    4,768       184,426
FalconStor Software, Inc. (a)..    2,218        23,112
Hyperion Solutions Corp. (a)...    4,909       254,433
i2 Technologies, Inc. (a)......    1,171        28,104
Informatica Corp. (a)..........    7,222        96,991
Jack Henry & Associates,
  Inc. ........................    7,040       169,312
JDA Software Group, Inc. (a)...    2,446        36,763
Kronos, Inc. (a)...............    2,647       141,614
Lawson Software, Inc. (a)......   11,942        96,611

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------             -------   -----------

Macrovision Corp. (a)..........    4,323   $   108,291
Magma Design Automation, Inc.
  (a)..........................    2,820        33,727
Manhattan Associates, Inc.
  (a)..........................    2,266        62,156
Mentor Graphics Corp. (a)......    6,865       112,174
MICROS Systems, Inc. (a).......    3,286       177,411
MicroStrategy, Inc. (a)........      830       104,904
Midway Games, Inc. (a).........      953         5,956
NAVTEQ Corp. (a)...............    7,730       266,685
Novell, Inc. (a)...............   28,298       204,312
Nuance Communications, Inc.
  (a)..........................   11,998       183,689
Opsware, Inc. (a)..............    7,771        56,340
Parametric Technology Corp.
  (a)..........................    9,528       181,890
Progress Software Corp. (a)....    3,449       107,609
Quality Systems, Inc. .........    1,411        56,440
Quest Software, Inc. (a).......    4,601        74,858
Sonic Solutions, Inc. (a)......    2,195        30,950
SPSS, Inc. (a).................    1,646        59,421
Synchronoss Technologies, Inc.
  (a)..........................    1,176        20,462
Take-Two Interactive Software,
  Inc. (a).....................    6,056       121,968
THQ, Inc. (a)..................    5,474       187,156
TIBCO Software, Inc. (a).......   17,349       147,813
Transaction Systems Architects,
  Inc. (a).....................    3,103       100,506
Ultimate Software Group Inc
  (a)..........................    2,019        52,878
Vasco Data Security
  International (a)............    2,186        39,064
Wind River Systems, Inc. (a)...    6,727        66,866
Witness Systems, Inc. (a)......    2,830        76,269
                                           -----------
                                             4,601,415
                                           -----------
SPECIALTY RETAIL -- 4.9%
Aaron Rents, Inc. (Class B)....    4,063       107,426
AC Moore Arts & Crafts, Inc.
  (a)..........................    1,330        28,382
Aeropostale, Inc. (a)..........    4,409       177,374
AnnTaylor Stores Corp. (a).....    5,995       232,486
Bebe Stores, Inc. .............    1,975        34,326
Big 5 Sporting Goods Corp. ....    1,784        46,241
Build-A-Bear Workshop, Inc.
  (a)..........................    1,294        35,546
Cabela's, Inc. (a).............    3,663        90,879
Charlotte Russe Holding, Inc.
  (a)..........................    1,885        54,420
Charming Shoppes, Inc. (a).....   10,214       132,271
Christopher & Banks Corp. .....    3,108        60,513
Claire's Stores, Inc. .........    7,370       236,724
Coldwater Creek, Inc. (a)......    4,969       100,771
Conn's, Inc. (a)...............    1,018        25,196
Dick's Sporting Goods, Inc.
  (a)..........................    2,815       164,002
Dress Barn, Inc. (a)...........    3,797        79,016
DSW, Inc. (Class A) (a)........    1,246        52,594
GameStop Corp. (Class A) (a)...   11,160       363,481
Genesco, Inc. (a)..............    1,876        77,910
Guess ?, Inc. .................    5,207       210,831
Guitar Center, Inc. (a)........    2,443       110,228
Gymboree Corp. (a).............    2,683       107,508
Hibbett Sports, Inc. (a).......    2,690        76,907
Hot Topic, Inc. (a)............    3,718        41,270
J. Crew Group, Inc. (a)........    3,077       123,603
Jos. A. Bank Clothiers, Inc.
  (a)..........................    1,511        53,414
Mens Wearhouse, Inc. ..........    4,025       189,376
New York & Co., Inc. (a).......    1,934        30,538
Pacific Sunwear of California,
  Inc. (a).....................    5,787       120,543
Rent-A-Center, Inc. (a)........    5,796       162,172
Sally Beauty Holdings, Inc.
  (a)..........................    6,920        63,595
Select Comfort Corp. (a).......    4,318        76,860
Stage Stores, Inc. ............    3,637        84,779
Stein Mart, Inc. ..............    2,312        37,732
The Children's Place Retail
  Stores, Inc. (a).............    1,978       110,293
The Finish Line, Inc. (Class
  A)...........................    3,496        44,050
Tractor Supply Co. (a).........    2,884       148,526
Tween Brands, Inc. (a).........    2,668        95,301
West Marine, Inc. (a)..........    1,170        21,306
Zumiez, Inc. (a)...............    1,437        57,652
                                           -----------
                                             4,066,042
                                           -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
Carter's, Inc. (a).............    4,307       109,139
CROCS, Inc. (a)................    3,068       144,963
Deckers Outdoor Corp. (a)......      884        62,782
Fossil, Inc. (a)...............    3,991       105,642
Heelys, Inc. (a)...............      526        15,433
Iconix Brand Group, Inc. (a)...    4,569        93,208
K-Swiss, Inc. (Class A)........    2,168        58,579
Maidenform Brands, Inc. (a)....    1,324        30,545
Quiksilver, Inc. (a)...........   10,158       117,833
Steven Madden, Ltd. ...........    1,598        46,662
The Timberland Co. (Class A)
  (a)..........................    4,307       112,111
Under Armour, Inc. (Class A)
  (a)..........................    2,418       124,043
Volcom, Inc. (a)...............    1,139        39,136
Warnaco Group, Inc. (a)........    3,838       108,999
                                           -----------
                                             1,169,075
                                           -----------
THRIFTS & MORTGAGE FINANCE -- 0.3%
Clayton Holdings, Inc. (a).....      913        14,005
Franklin Bank Corp. (a)........    1,980        35,383
KNBT Bancorp, Inc. ............    2,224        32,782
NewAlliance Bancshares, Inc. ..    8,826       143,070
Ocwen Financial Corp. (a)......    3,051        39,266
Oritani Financial Corp. (a)....    1,016        15,240
                                           -----------
                                               279,746
                                           -----------
TOBACCO -- 0.1%
Alliance One International,
  Inc. (a).....................    7,586        70,019
                                           -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.9%
Aircastle, Ltd. ...............    1,908        67,505
Beacon Roofing Supply, Inc.
  (a)..........................    3,682        59,575
H&E Equipment Services, Inc.
  (a)..........................    1,339        28,789
Interline Brands, Inc. (a).....    2,537        55,611
MSC Industrial Direct Co., Inc.
  (Class A)....................    3,825       178,551
TransDigm Group, Inc. (a)......    1,129        41,073
Wesco International, Inc. (a)..    4,085       256,456
Williams Scotsman
  International, Inc. (a)......    2,117        41,620
                                           -----------
                                               729,180
                                           -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
Centennial Communications Corp.
  (a)..........................    2,015        16,583
Crown Castle International
  Corp. (a)....................        1            32
Dobson Communications Corp.
  (Class A) (a)................   12,510       107,461
FiberTower Corp. (a)...........    7,687        39,896
ICO Global Communications
  Holdings, Ltd. (a)...........    9,219        35,954
iPCS, Inc. (a).................      938        45,953
SBA Communications Corp. (a)...    7,644       225,880
Syniverse Holdings, Inc. (a)...    2,400        25,296
                                           -----------
                                               497,055
                                           -----------
TOTAL COMMON STOCKS --
  (Cost $75,295,937)...........             82,333,934
                                           -----------


SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES      VALUE
--------------------             -------   -----------

WARRANTS -- 0.0%
COMMUNICATIONS EQUIPMENT -- 0.0%
Pegasus Wireless Corp. (Cost
  $0)..........................      569   $       $--
                                           -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund (Cost $172,576)...  172,576       172,576
                                           -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $75,468,513)...........             82,506,510
OTHER ASSETS AND
  LIABILITIES -- 0.0% (b)......                 11,891
                                           -----------
NET ASSETS -- 100.0%...........            $82,518,401
                                           ===========




(a)   Non-income producing security
(b)   Amount shown represents less than 0.05% of net assets.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------


COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 0.8%
Cubic Corp. ...................      1,629   $    35,252
Curtiss-Wright Corp. ..........      4,315       166,300
DRS Technologies, Inc. ........      3,982       207,741
Esterline Technologies Corp.
  (a)..........................      2,576       105,796
GenCorp, Inc. (a)..............      4,540        62,834
Heico Corp. ...................      2,075        65,051
Ladish Co., Inc. (a)...........      1,400        52,696
Triumph Group, Inc. ...........      1,672        92,528
                                             -----------
                                                 788,198
                                             -----------
AIRLINES -- 0.2%
Alaska Air Group, Inc. (a).....      4,016       153,010
                                             -----------
AUTO COMPONENTS -- 1.1%
American Axle & Manufacturing
  Holdings, Inc. ..............      4,431       121,188
ArvinMeritor, Inc. ............      7,046       128,590
Bandag, Inc. ..................      1,197        60,676
Cooper Tire & Rubber Co. ......      6,055       110,746
Lear Corp. (a).................      6,738       246,005
Modine Manufacturing Co. ......      3,147        72,066
Sauer-Danfoss, Inc. ...........      1,120        33,712
Superior Industries
  International, Inc. .........      2,099        43,722
TRW Automotive Holdings Corp.
  (a)..........................      4,243       147,741
Visteon Corp. (a)..............     12,747       108,859
                                             -----------
                                               1,073,305
                                             -----------
AUTOMOBILES -- 0.0%(b)
Monaco Coach Corp. ............      2,674        42,597
                                             -----------
BEVERAGES -- 0.1%
PepsiAmericas, Inc. ...........      6,426       143,428
                                             -----------
BIOTECHNOLOGY -- 0.1%
Incyte, Inc. (a)...............      7,500        49,425
Nabi Biopharmaceuticals (a)....      5,884        31,244
                                             -----------
                                                  80,669
                                             -----------
BUILDING PRODUCTS -- 1.0%
American Woodmark Corp. .......      1,018        37,422
Ameron International Corp. ....        904        59,537
Apogee Enterprises, Inc. ......      2,763        55,370
Armstrong World Industries,
  Inc. (a).....................      1,676        85,225
Builders FirstSource, Inc.
  (a)..........................      1,652        26,548
Goodman Global, Inc. (a).......      3,179        56,014
Lennox International, Inc. ....      6,363       227,159
NCI Building Systems, Inc.
  (a)..........................      2,051        97,915
Owens Corning, Inc. (a)........      8,392       267,369
Universal Forest Products,
  Inc. ........................      1,865        92,411
                                             -----------
                                               1,004,970
                                             -----------
CAPITAL MARKETS -- 2.2%
Affiliated Managers Group, Inc.
  (a)..........................      3,000       325,050
GAMCO Investors, Inc. .........        684        29,638
Investment Technology Group,
  Inc. (a).....................      4,423       173,382
Jefferies Group, Inc. .........     10,266       297,201
Knight Capital Group, Inc.
  (a)..........................     10,415       164,974
LaBranche & Co., Inc. (a)......      5,616        45,827
Lazard, Ltd. ..................      5,022       252,004
Piper Jaffray Cos., Inc. (a)...      1,918       118,801
Raymond James Financial,
  Inc. ........................      9,573       284,892
SWS Group, Inc. ...............      2,700        66,987
Thomas Weisel Partners Group,
  Inc. (a).....................      2,313        43,993
W.P. Carey & Co. LLC...........      2,828        94,370
W.P. Stewart & Co., Ltd. ......      2,204        22,194
Waddell & Reed Financial, Inc.
  (Class A)....................      8,466       197,427
                                             -----------
                                               2,116,740
                                             -----------
CHEMICALS -- 4.4%
A. Schulman, Inc. .............      2,368        55,790
Airgas, Inc. ..................      6,810       287,041
Albemarle Corp. ...............      7,636       315,672
Arch Chemicals, Inc. ..........      2,396        74,803
Cabot Corp. ...................      5,805       277,073
CF Industries Holdings, Inc. ..      5,000       192,750
Chemtura Corp. ................     23,987       262,178
Cytec Industries, Inc. ........      3,869       217,593
Ferro Corp. ...................      4,219        91,173
FMC Corp. .....................      3,626       273,509
Georgia Gulf Corp. ............      3,329        53,963
H.B. Fuller Co. ...............      5,941       162,011
Hercules, Inc. (a).............     11,286       220,528
Kronos Worldwide, Inc. ........        351        11,376
MacDermid, Inc. ...............      2,610        91,011
Minerals Technologies, Inc. ...      1,967       122,269
NewMarket Corp. ...............      1,448        58,890
NL Industries, Inc. ...........        775         8,447
Olin Corp. ....................      6,572       111,330
OM Group, Inc. (a).............      2,957       132,119
RPM International, Inc. .......     11,775       272,002
Sensient Technologies Corp. ...      4,575       117,943
Spartech Corp. ................      3,158        92,656
Terra Nitrogen Co. LP..........        776        44,488
The Scotts Miracle-Gro Co.
  (Class A)....................      4,500       198,135
Tronox, Inc. ..................      4,049        58,306
Valhi, Inc. ...................      1,105        14,586
Valspar Corp. .................      9,404       261,713
W.R. Grace & Co. (a)...........      5,676       149,960
Westlake Chemical Corp. .......      1,904        51,694
                                             -----------
                                               4,281,009
                                             -----------
COMMERCIAL BANKS -- 8.5%
1st Source Corp. ..............      1,294        33,864
Alabama National Bancorp.......      1,940       137,371
AMCORE Financial, Inc. ........      2,218        70,422
Bancfirst Corp. ...............        776        35,968
BancorpSouth, Inc. ............      7,436       181,810
Bank of Hawaii Corp. ..........      5,000       265,150
Banner Corp. ..................      1,117        46,411
BOK Financial Corp. ...........      2,191       108,520
Capital City Bank Group,
  Inc. ........................      1,372        45,688
Capitol Bancorp, Ltd. .........      1,563        57,597
Central Pacific Financial
  Corp. .......................      3,084       112,782
CharterMac.....................      5,118        99,033
Chemical Financial Corp. ......      2,267        67,534
Chittenden Corp. ..............      4,531       136,791
Citizens Banking Corp. ........      7,628       169,036
City Holding Co. ..............      1,795        72,608
Columbia Banking System,
  Inc. ........................      1,630        54,980
Community Bank System, Inc. ...      2,990        62,551
Community Banks, Inc. .........      2,330        55,617
Community Trust Bancorp,
  Inc. ........................      1,372        49,708
Cullen/Frost Bankers, Inc. ....      5,972       312,515
CVB Financial Corp. ...........      6,574        78,231
F N B Corp. ...................      5,998       101,066
First BanCorp- Puerto Rico.....      7,736       102,579

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------

First Bancorp- North Carolina..      1,359   $    29,055
First Charter Corp. ...........      3,483        74,884
First Citizens BancShares, Inc.
  (Class A)....................        523       105,123
First Commonwealth Financial
  Corp. .......................      6,649        78,126
First Community Bancorp,
  Inc. ........................      2,800       158,312
First Financial Bancorp........      3,920        59,231
First Financial Bankshares,
  Inc. ........................      1,802        75,360
First Financial Corp. .........      1,032        31,940
First Indiana Corp. ...........      1,389        30,350
First Merchants Corp. .........      1,889        44,807
First Midwest Bancorp, Inc. ...      4,933       181,288
First Republic Bank............      3,136       168,403
First State Bancorp............      1,972        44,469
FirstMerit Corp. ..............      7,479       157,882
Frontier Financial Corp. ......      4,527       112,949
Fulton Financial Corp. ........     17,300       251,369
Glacier Bancorp, Inc. .........      5,203       125,080
Great Southern Bancorp, Inc. ..      1,006        29,456
Greater Bay Bancorp............      5,046       135,687
Hancock Holding Co. ...........      2,673       117,559
Harleysville National Corp. ...      2,872        51,179
IBERIABANK Corp. ..............      1,093        60,836
Independent Bank Corp.-
  Massachusetts................      1,437        47,335
Independent Bank Corp.-
  Michigan.....................      2,150        43,796
Integra Bank Corp. ............      1,804        40,211
International Bancshares
  Corp. .......................      4,981       147,786
Irwin Financial Corp. .........      2,461        45,873
MB Financial, Inc. ............      3,619       130,320
Mid-State Bancshares...........      2,215        81,268
Midwest Banc Holdings, Inc. ...      2,058        36,447
National Penn Bancshares,
  Inc. ........................      4,286        81,005
NBT Bancorp, Inc. .............      3,455        80,951
Old National Bancorp...........      6,620       120,352
Omega Financial Corp. .........      1,204        34,326
Oriental Financial Group.......      2,141        25,221
Pacific Capital Bancorp........      4,674       150,129
Park National Corp. ...........      1,192       112,620
Placer Sierra Bancshares.......      1,943        52,578
Provident Bankshares Corp. ....      3,338       109,687
Republic Bancorp, Inc.-
  Kentucky.....................      1,040        23,503
S&T Bancorp, Inc. .............      2,577        85,144
S.Y. Bancorp, Inc. ............      1,263        31,398
Sandy Spring Bancorp, Inc. ....      1,458        50,505
Santander BanCorp..............        511         8,999
Seacoast Banking Corp. of
  Florida......................      1,516        34,368
Simmons First National Corp. ..      1,266        38,069
South Financial Group, Inc. ...      7,457       184,337
Sterling Bancorp...............      1,882        34,064
Sterling Bancshares, Inc. .....      7,173        80,194
Sterling Financial Corp.-
  Pennsylvania.................      2,572        57,098
Suffolk Bancorp................      1,026        33,119
Sun Bancorp, Inc. (a)..........      1,733        32,216
Susquehanna Bancshares, Inc. ..      5,223       121,121
SVB Financial Group (a)........      3,484       169,288
Tompkins Trustco, Inc. ........        750        31,395
Trico Bancshares...............      1,500        35,505
Trustmark Corp. ...............      5,203       145,892
UMB Financial Corp. ...........      2,992       112,978
Umpqua Holdings Corp. .........      5,800       155,266
United Bankshares, Inc. .......      3,857       135,111
USB Holding Co., Inc. .........      1,190        27,001
Washington Trust Bancorp,
  Inc. ........................      1,193        31,984
WesBanco, Inc. ................      1,967        60,721
West Coast Bancorp.............      1,556        49,745
Westamerica Bancorp............      3,117       150,146
Whitney Holding Corp. .........      6,592       201,583
Wilmington Trust Corp. ........      6,834       288,190
Yardville National Bancorp.....      1,027        37,290
                                             -----------
                                               8,367,312
                                             -----------
COMMERCIAL SERVICES & SUPPLIES -- 2.3%
ABM Industries, Inc. ..........      4,354       114,902
ADESA, Inc. ...................      8,511       235,159
Bowne & Co., Inc. .............      2,962        46,592
Brady Corp. ...................      4,805       149,916
CDI Corp. .....................      1,288        37,249
Central Parking Corp. .........      1,804        40,013
Consolidated Graphics, Inc.
  (a)..........................      1,197        88,638
Deluxe Corp. ..................      5,115       171,506
Ennis, Inc. ...................      2,570        68,773
G & K Services, Inc. (Class
  A)...........................      2,089        75,789
Heidrick & Struggles
  International, Inc. (a)......      1,730        83,819
IKON Office Solutions, Inc.
  (a)..........................     10,812       155,368
John H. Harland Co. ...........      2,561       131,200
Kelly Services, Inc. (Class
  A)...........................      1,974        63,563
McGrath Rentcorp...............      2,335        73,949
PHH Corp. (a)..................      5,367       164,016
School Specialty, Inc. (a).....      2,013        72,689
United Stationers, Inc. (a)....      3,088       185,033
Viad Corp. ....................      2,019        77,933
Watson Wyatt Worldwide, Inc.
  (Class A)....................      4,284       208,417
                                             -----------
                                               2,244,524
                                             -----------
COMMUNICATIONS EQUIPMENT -- 0.8%
3Com Corp. (a).................     39,298       153,655
Bel Fuse, Inc. (Class B).......      1,117        43,239
Black Box Corp. ...............      1,706        62,337
CommScope, Inc. (a)............      5,942       254,912
Dycom Industries, Inc. (a).....      4,084       106,429
Inter-Tel, Inc. ...............      2,103        49,715
Mastec, Inc. (a)...............      4,199        46,231
Sycamore Networks, Inc. (a)....     18,443        68,977
                                             -----------
                                                 785,495
                                             -----------
COMPUTERS & PERIPHERALS -- 0.6%
Adaptec, Inc. (a)..............     11,837        45,809
Electronics for Imaging, Inc.
  (a)..........................      5,672       133,009
Emulex Corp. (a)...............      8,646       158,135
Gateway, Inc. (a)..............     24,910        54,553
Hutchinson Technology, Inc.
  (a)..........................      2,558        59,729
Imation Corp. .................      3,445       139,109
Quantum Corp. (a)..............     18,955        51,179
                                             -----------
                                                 641,523
                                             -----------
CONSTRUCTION & ENGINEERING -- 1.8%
EMCOR Group, Inc. (a)..........      3,184       187,792
Foster Wheeler, Ltd. (a).......      6,873       401,314
Granite Construction, Inc. ....      3,501       193,465
Insituform Technologies, Inc.
  (a)..........................      2,710        56,341
Quanta Services, Inc. (a)......     10,134       255,580
The Shaw Group, Inc. (a).......      7,591       237,371
URS Corp. (a)..................      5,154       219,509
Washington Group International,
  Inc. (a).....................      3,047       202,382
                                             -----------
                                               1,753,754
                                             -----------


SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------

CONSTRUCTION MATERIALS -- 0.2%
Texas Industries, Inc. ........      2,446   $   184,746
                                             -----------
CONSUMER FINANCE -- 0.1%
Advanta Corp. (Class B)........      2,279        99,911
                                             -----------
CONTAINERS & PACKAGING -- 1.1%
Aptargroup, Inc. ..............      3,260       218,192
Chesapeake Corp. ..............      1,940        29,294
Greif, Inc. (Class A)..........      1,495       166,110
Owens-Illinois, Inc. (a).......     14,286       368,150
Packaging Corp. of America.....      8,196       199,982
Rock-Tenn Co. .................      3,664       121,645
                                             -----------
                                               1,103,373
                                             -----------
DISTRIBUTORS -- 0.1%
Audiovox Corp. (Class A) (a)...      1,795        26,440
Building Material Holding
  Corp. .......................      2,815        50,980
                                             -----------
                                                  77,420
                                             -----------
DIVERSIFIED CONSUMER SERVICES -- 0.6%
Coinmach Service Corp. ........      2,771        29,400
Regis Corp. ...................      4,500       181,665
Service Corp. International....     29,488       349,728
Stewart Enterprises, Inc.
  (Class A)....................      9,390        75,683
                                             -----------
                                                 636,476
                                             -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
Financial Federal Corp. .......      2,739        72,090
Resource America, Inc. ........      1,554        36,721
                                             -----------
                                                 108,811
                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
Consolidated Communications
  Holdings, Inc. ..............      1,989        39,561
Fairpoint Communications,
  Inc. ........................      2,739        52,616
IDT Corp. (Class B) (a)........      6,306        71,573
Iowa Telecommunications
  Services, Inc. ..............      2,759        55,180
North Pittsburgh Systems,
  Inc. ........................      1,371        29,847
SureWest Communications........      1,276        31,734
                                             -----------
                                                 280,511
                                             -----------
ELECTRIC UTILITIES -- 2.0%
ALLETE, Inc. ..................      2,476       115,431
Cleco Corp. ...................      5,740       148,264
Duquesne Light Holdings,
  Inc. ........................      8,781       173,776
El Paso Electric Co. (a).......      4,698       123,792
Empire District Electric Co. ..      2,961        73,433
Great Plains Energy, Inc. .....      8,056       261,417
Hawaiian Electric Industries,
  Inc. ........................      8,045       209,090
IDACORP, Inc. .................      4,283       144,937
MGE Energy, Inc. ..............      2,059        73,012
Otter Tail Corp. ..............      2,563        87,757
Portland General Electric
  Co. .........................      2,701        78,869
UIL Holdings Corp. ............      2,277        79,012
Unisource Energy Corp. ........      3,490       131,049
Westar Energy, Inc. ...........      8,680       238,874
                                             -----------
                                               1,938,713
                                             -----------
ELECTRICAL EQUIPMENT -- 1.4%
A.O. Smith Corp. ..............      2,012        76,899
Baldor Electric Co. ...........      3,895       146,997
Belden CDT, Inc. ..............      4,450       238,476
Genlyte Group, Inc. (a)........      2,500       176,375
GrafTech International, Ltd.
  (a)..........................     10,060        91,345
Regal-Beloit Corp. ............      3,110       144,242
Superior Essex, Inc. (a).......      2,026        70,241
Thomas & Betts Corp. (a).......      6,014       293,603
Woodward Governor Co. .........      2,963       121,987
                                             -----------
                                               1,360,165
                                             -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.0%
Agilysys, Inc. ................      3,051        68,556
Anixter International, Inc.
  (a)..........................      3,482       229,603
AVX Corp. .....................      5,224        79,405
Checkpoint Systems, Inc. (a)...      3,852        91,138
Coherent, Inc. (a).............      3,155       100,140
Electro Scientific Industries,
  Inc. (a).....................      2,637        50,736
KEMET Corp. (a)................      8,631        66,027
Littelfuse, Inc. (a)...........      2,212        89,807
Methode Electronics, Inc.
  (Class A)....................      3,806        56,215
Newport Corp. (a)..............      3,755        61,469
Park Electrochemical Corp. ....      1,847        50,091
Paxar Corp. (a)................      3,758       107,854
Plexus Corp. (a)...............      4,573        78,427
Rogers Corp. (a)...............      1,800        79,830
SYNNEX Corp. (a)...............      1,319        28,015
Tech Data Corp. (a)............      5,457       195,415
Technitrol, Inc. ..............      4,019       105,258
Tektronix, Inc. ...............      8,267       232,799
Vishay Intertechnology, Inc.
  (a)..........................     16,868       235,815
                                             -----------
                                               2,006,600
                                             -----------
ENERGY EQUIPMENT & SERVICES -- 1.5%
Bristow Group, Inc. (a)........      2,234        81,429
Gulfmark Offshore, Inc. (a)....      2,000        87,300
Hanover Compressor Co. (a).....      8,676       193,041
Horizon Offshore, Inc. (a).....      2,629        38,015
Lone Star Technologies, Inc.
  (a)..........................      3,116       205,749
Lufkin Industries, Inc. .......      1,500        84,270
SEACOR Holdings, Inc. (a)......      2,209       217,366
Tidewater, Inc. ...............      5,782       338,710
Unit Corp. (a).................      4,600       232,714
                                             -----------
                                               1,478,594
                                             -----------
FOOD & STAPLES RETAILING -- 0.6%
Casey's General Stores, Inc. ..      4,975       124,425
Great Atlantic & Pacific Tea
  Co. .........................      1,707        56,638
Ingles Markets, Inc. ..........      1,172        47,864
Longs Drug Stores Corp. .......      3,044       157,192
Nash Finch Co. ................      1,278        44,040
Ruddick Corp. .................      3,609       108,559
The Topps Co., Inc. ...........      3,332        32,387
Weis Markets, Inc. ............        937        41,884
                                             -----------
                                                 612,989
                                             -----------
FOOD PRODUCTS -- 1.9%
Alico, Inc. ...................        433        24,824
Chiquita Brands International,
  Inc. ........................      4,122        57,790
Corn Products International,
  Inc. ........................      7,416       263,936
Del Monte Foods Co. ...........     19,879       228,211
Farmer Brothers Co. ...........        595        13,507
Fresh Del Monte Produce,
  Inc. ........................      2,781        55,759
Hain Celestial Group, Inc.
  (a)..........................      3,971       119,408
Lancaster Colony Corp. ........      2,557       112,994
Lance, Inc. ...................      3,101        62,764
Pilgrim's Pride Corp. .........      4,139       137,373
Premium Standard Farms, Inc. ..      1,900        39,976
Ralcorp Holdings, Inc. (a).....      2,732       175,668

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------

Reddy Ice Holdings, Inc. ......      1,746   $    52,694
Sanderson Farms, Inc. .........      1,800        66,708
The J.M. Smucker Co. ..........      5,685       303,124
Tootsie Roll Industries,
  Inc. ........................      2,530        75,815
TreeHouse Foods, Inc. (a)......      3,088        94,091
                                             -----------
                                               1,884,642
                                             -----------
GAS UTILITIES -- 3.3%
AGL Resources, Inc. ...........      7,828       334,412
Amerigas Partners LP...........      3,263       106,537
Atlas Pipeline Partners LP.....      1,300        62,244
Atmos Energy Corp. ............      8,843       276,609
Copano Energy LLC..............      1,600       109,568
Ferrellgas Partners LP.........      3,886        90,077
Laclede Group, Inc. ...........      2,069        64,305
National Fuel Gas Co. .........      7,025       303,902
New Jersey Resources Corp. ....      2,727       136,486
Nicor, Inc. ...................      4,450       215,469
Northwest Natural Gas Co. .....      2,769       126,460
Piedmont Natural Gas Co.,
  Inc. ........................      7,009       184,897
South Jersey Industries,
  Inc. ........................      2,912       110,802
Southern Union Co. ............     11,238       341,523
Southwest Gas Corp. ...........      4,126       160,378
Suburban Propane Partners LP...      3,220       141,680
UGI Corp. .....................     10,461       279,413
WGL Holdings, Inc. ............      4,907       156,926
                                             -----------
                                               3,201,688
                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
Advanced Medical Optics, Inc.
  (a)..........................      5,898       219,406
Analogic Corp. ................      1,400        88,032
Datascope Corp. ...............      1,248        45,165
DJO, Inc. (a)..................      2,332        88,383
Invacare Corp. ................      3,166        55,215
The Cooper Cos., Inc. .........      4,463       216,991
                                             -----------
                                                 713,192
                                             -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.8%
Chemed Corp. ..................      2,595       127,051
Genesis HealthCare Corp. (a)...      1,964       123,948
Kindred Healthcare, Inc. (a)...      3,367       110,371
Landauer, Inc. ................        948        47,855
Magellan Health Services, Inc.
  (a)..........................      3,752       157,584
Owens & Minor, Inc. ...........      4,029       147,985
RehabCare Group, Inc. (a)......      1,714        27,201
                                             -----------
                                                 741,995
                                             -----------
HOTELS RESTAURANTS & LEISURE -- 1.9%
AFC Enterprises, Inc. (a)......      2,520        50,526
Bob Evans Farms, Inc. .........      3,671       135,644
CBRL Group, Inc. ..............      2,628       121,676
Cedar Fair LP..................      5,004       142,914
Churchill Downs, Inc. .........      1,057        47,977
Domino's Pizza, Inc. ..........      3,867       125,562
IHOP Corp. ....................      1,608        94,309
International Speedway Corp.
  (Class A)....................      3,500       180,950
Jack in the Box, Inc. (a)......      3,452       238,637
Landry's Restaurants, Inc. ....      1,707        50,527
Marcus Corp. ..................      2,042        47,497
OSI Restaurant Partners,
  Inc. ........................      7,174       283,373
Six Flags, Inc. (a)............      7,303        43,891
Speedway Motorsports, Inc. ....      1,407        54,521
Triarc Cos., Inc. (Class B)....      4,925        84,661
Vail Resorts, Inc. (a).........      3,027       164,457
                                             -----------
                                               1,867,122
                                             -----------
HOUSEHOLD DURABLES -- 1.9%
American Greetings Corp. (Class
  A)...........................      5,520       128,119
Avatar Holdings, Inc. (a)......        527        37,649
Beazer Homes USA, Inc. ........      3,925       113,943
Blyth, Inc. ...................      2,802        59,150
CSS Industries, Inc. ..........        766        28,710
Ethan Allen Interiors, Inc. ...      3,032       107,151
Furniture Brands International,
  Inc. ........................      4,431        69,921
Hovnanian Enterprises, Inc.
  (a)..........................      4,500       113,220
Kimball International, Inc.
  (Class B)....................      2,685        51,767
La-Z-Boy, Inc. ................      5,121        63,398
M.D.C. Holdings, Inc. .........      3,480       167,284
M/I Homes, Inc. ...............      1,191        31,621
Meritage Homes Corp. (a).......      2,211        71,017
Palm Harbor Homes, Inc. (a)....      1,021        14,641
Russ Berrie & Co., Inc. (a)....      1,022        14,410
Ryland Group, Inc. ............      4,280       180,573
Skyline Corp. .................        685        23,112
Snap-on, Inc. .................      5,228       251,467
Standard Pacific Corp. ........      6,456       134,737
Tupperware Corp. ..............      6,040       150,577
WCI Communities, Inc. (a)......      2,741        58,493
                                             -----------
                                               1,870,960
                                             -----------
HOUSEHOLD PRODUCTS -- 0.1%
Central Garden & Pet Co. (a)...      2,122        31,342
Central Garden & Pet Co. (Class
  A) (a).......................      4,244        62,387
WD-40 Co. .....................      1,635        51,846
                                             -----------
                                                 145,575
                                             -----------
INDUSTRIAL CONGLOMERATES -- 0.7%
Carlisle Cos., Inc. ...........      6,150       264,019
Sequa Corp. (a)................        693        83,001
Standex International Corp. ...      1,113        31,732
Teleflex, Inc. ................      3,535       240,627
Tredegar Corp. ................      2,686        61,214
                                             -----------
                                                 680,593
                                             -----------
INSURANCE -- 7.1%
21st Century Insurance Group...      2,561        54,293
Alfa Corp. ....................      3,673        67,877
Alleghany Corp. (a)............        516       192,823
Allied World Assurance
  Holdings, Ltd. ..............      3,488       149,112
American Financial Group,
  Inc. ........................      6,881       234,229
American National Insurance
  Co. .........................      1,556       199,059
Amtrust Financial Services,
  Inc. ........................      2,500        26,400
Argonaut Group, Inc. (a).......      3,278       106,076
Aspen Insurance Holdings,
  Ltd. ........................      7,620       199,720
Assured Guaranty, Ltd. ........      4,757       129,961
Baldwin & Lyons, Inc. (Class
  B)...........................        946        24,076
Bristol West Holdings, Inc. ...      1,791        39,707
CNA Surety Corp. (a)...........      1,534        32,367
Delphi Financial Group.........      4,237       170,455
Employers Holdings, Inc. (a)...      5,200       104,104
Endurance Specialty Holdings,
  Ltd. ........................      5,863       209,544
Enstar Group Ltd. (a)..........        500        49,320
Erie Indemnity Co. (Class A)...      5,192       273,982
FBL Financial Group, Inc.
  (Class A)....................      1,249        48,873
Great American Financial
  Resources, Inc. .............        766        18,752

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------

Hanover Insurance Group,
  Inc. ........................      5,094   $   234,935
Harleysville Group, Inc. ......      1,371        44,544
Horace Mann Educators Corp. ...      4,253        87,399
Infinity Property & Casualty
  Corp. .......................      1,946        91,190
IPC Holdings, Ltd. ............      6,381       184,092
Kansas City Life Insurance
  Co. .........................        435        19,575
LandAmerica Financial Group,
  Inc. ........................      1,764       130,377
Max Re Capital, Ltd. ..........      4,438       113,080
Mercury General Corp. .........      2,681       142,200
Montpelier Re Holdings, Ltd. ..     10,325       179,036
National Western Life Insurance
  Co. (Class A)................        229        56,059
Navigators Group, Inc. (a).....      1,310        65,723
Odyssey Re Holdings Corp. .....      2,709       106,491
Ohio Casualty Corp. ...........      6,059       181,467
OneBeacon Insurance Group, Ltd.
  (a)..........................      2,426        60,650
PartnerRe, Ltd. ...............      5,745       393,762
Platinum Underwriters Holdings,
  Ltd. ........................      5,870       188,310
Presidential Life Corp. .......      2,109        41,590
ProAssurance Corp. (a).........      3,029       154,933
Reinsurance Group America,
  Inc. ........................      2,858       164,964
RenaissanceRe Holdings, Ltd. ..      6,231       312,422
RLI Corp. .....................      2,220       121,945
Safety Insurance Group, Inc. ..      1,420        56,970
Security Capital Assurance,
  Ltd. ........................      6,388       180,333
Selective Insurance Group,
  Inc. ........................      5,740       146,140
StanCorp Financial Group,
  Inc. ........................      5,394       265,223
State Auto Financial Corp. ....      1,464        47,038
Stewart Information Services
  Corp. .......................      1,666        69,622
The Commerce Group, Inc. ......      6,129       184,115
The Midland Co. ...............      1,318        55,910
The Phoenix Cos., Inc. ........     11,230       155,872
United America Indemnity, Ltd.
  (a)..........................      2,020        46,864
United Fire & Casualty Co. ....      2,139        75,143
Wesco Financial Corp. .........        140        64,400
Zenith National Insurance
  Corp. .......................      3,753       177,404
                                             -----------
                                               6,930,508
                                             -----------
INTERNET SOFTWARE & SERVICES -- 0.1%
United Online, Inc. ...........      6,465        90,704
                                             -----------
IT SERVICES -- 1.3%
BearingPoint, Inc. (a).........     20,148       154,334
Convergys Corp. (a)............     13,802       350,709
CSG Systems International, Inc.
  (a)..........................      4,740       118,595
Forrester Research, Inc. (a)...      1,404        39,817
Gevity HR, Inc. ...............      2,453        48,422
infoUSA, Inc. .................      3,490        33,574
Mantech International Corp.
  (a)..........................      1,745        58,300
MAXIMUS, Inc. .................      2,189        75,477
MPS Group, Inc. (a)............     10,254       145,094
Unisys Corp. (a)...............     34,182       288,154
                                             -----------
                                               1,312,476
                                             -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Callaway Golf Co. .............      6,693       105,482
JAKKS Pacific, Inc. (a)........      2,784        66,538
K2, Inc. (a)...................      4,914        59,410
Nautilus Group, Inc. ..........      3,173        48,959
Polaris Industries, Inc. ......      3,558       170,713
                                             -----------
                                                 451,102
                                             -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
Cambrex Corp. .................      2,732        67,207
PerkinElmer, Inc. .............     12,399       300,304
                                             -----------
                                                 367,511
                                             -----------
MACHINERY -- 4.9%
AGCO Corp. (a).................      8,996       332,582
Albany International Corp.
  (Class A)....................      2,427        87,226
Astec Industries, Inc. (a).....      1,623        65,326
Barnes Group, Inc. ............      4,114        94,663
Blount International, Inc.
  (a)..........................      3,764        46,862
Briggs & Stratton Corp. .......      4,892       150,918
Cascade Corp. .................      1,063        63,652
CIRCOR International, Inc. ....      1,283        45,803
Crane Co. .....................      5,315       214,832
EnPro Industries, Inc. (a).....      2,144        77,291
Federal Signal Corp. ..........      4,785        74,263
Flowserve Corp. (a)............      5,801       331,759
Freightcar America, Inc. ......      1,211        58,334
Harsco Corp. ..................      8,296       372,159
IDEX Corp. ....................      5,375       273,480
Kaydon Corp. ..................      2,822       120,104
Kennametal, Inc. ..............      3,912       264,490
Lincoln Electric Holdings,
  Inc. ........................      3,976       236,811
Lindsay Manufacturing Co. .....      1,115        35,446
Mueller Industries, Inc. ......      3,633       109,353
NACCO Industries, Inc. ........        531        72,965
Nordson Corp. .................      3,030       140,774
Robbins & Myers, Inc. .........      1,375        51,274
Tecumseh Products Co. (Class A)
  (a)..........................      1,664        16,757
Tennant Co. ...................      1,646        51,833
The Greenbrier Cos., Inc. .....      1,502        40,103
The Manitowoc Co., Inc. .......      6,222       395,284
The Timken Co. ................      8,454       256,241
Trinity Industries, Inc. ......      7,974       334,270
Valmont Industries, Inc. ......      1,816       105,019
Wabash National Corp. .........      2,879        44,394
Wabtec Corp. ..................      4,793       165,311
Watts Water Technologies,
  Inc. ........................      3,044       115,763
                                             -----------
                                               4,845,342
                                             -----------
MARINE -- 0.4%
Alexander & Baldwin, Inc. .....      4,297       216,741
Eagle Bulk Shipping, Inc. .....      3,521        68,272
Genco Shipping & Trading,
  Ltd. ........................      2,106        66,929
Horizon Lines, Inc. ...........      2,449        80,376
                                             -----------
                                                 432,318
                                             -----------
MEDIA -- 2.1%
Belo Corp. ....................      9,043       168,833
Carmike Cinemas, Inc. .........      1,211        28,095
Catalina Marketing Corp. ......      3,648       115,204
Citadel Broadcasting Corp. ....      3,470        33,000
Courier Corp. .................      1,108        43,290
Cox Radio, Inc. (Class A) (a)..      3,607        49,236
Cumulus Media, Inc. (a)........      3,427        32,145
Emmis Communications Corp. ....      3,239        27,337
Entercom Communications
  Corp. .......................      3,242        91,360
Fisher Communications, Inc.
  (a)..........................        714        34,700
GateHouse Media, Inc. .........      1,700        34,510
Hearst-Argyle Television,
  Inc. ........................      2,497        67,893
Journal Communications, Inc. ..      4,712        61,774
Journal Register Co. ..........      3,711        22,118

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------

Lee Enterprises, Inc. .........      4,110   $   123,505
Lin TV Corp. (Class A) (a).....      2,640        41,976
McClatchy Co. (Class A)........      5,526       174,677
Media General, Inc. (Class A)..      2,150        82,044
Meredith Corp. ................      3,894       223,477
Radio One, Inc. (Class A) (a)..      7,953        51,456
RCN Corp. (a)..................      3,679        93,998
Regal Entertainment Group......      7,679       152,582
Scholastic Corp. (a)...........      3,357       104,403
Sinclair Broadcast Group,
  Inc. ........................      4,579        70,745
Sun-Times Media Group, Inc. ...      6,013        29,824
Westwood One, Inc. ............      7,102        48,791
World Wrestling Entertainment,
  Inc. (Class A)...............      1,788        29,144
                                             -----------
                                               2,036,117
                                             -----------
METALS & MINING -- 3.3%
AMCOL International Corp. .....      2,480        73,532
Brush Engineered Materials,
  Inc. (a).....................      1,970        95,486
Carpenter Technology Corp. ....      2,607       314,821
Century Aluminum Co. (a).......      2,392       112,137
Chaparral Steel Co. ...........      4,275       248,677
Cleveland-Cliffs, Inc. ........      4,138       264,873
Commercial Metals Co. .........     11,889       372,720
Compass Minerals International,
  Inc. ........................      3,163       105,644
Gibraltar Industries, Inc. ....      2,813        63,630
Kaiser Aluminum Corp. (a)......      1,453       113,334
Quanex Corp. ..................      3,668       155,340
Reliance Steel & Aluminum
  Co. .........................      6,216       300,854
RTI International Metals, Inc.
  (a)..........................      2,373       215,967
Ryerson Tull, Inc. ............      2,328        92,235
Schnitzer Steel Industries,
  Inc. (Class A)...............      2,298        92,311
Steel Dynamics, Inc. ..........      9,178       396,490
Stillwater Mining Co. (a)......      4,348        55,176
Titanium Metals Corp. (a)......          1            27
Worthington Industries, Inc. ..      7,041       144,904
                                             -----------
                                               3,218,158
                                             -----------
MULTI-UTILITIES -- 2.1%
Aquila, Inc. (a)...............     37,302       155,922
Avista Corp. ..................      5,245       127,086
Black Hills Corp. .............      3,270       120,238
CH Energy Group, Inc. .........      1,535        74,739
CMS Energy Corp. ..............     22,102       393,416
NorthWestern Corp. ............      3,580       126,840
OGE Energy Corp. ..............      8,992       348,890
PNM Resources, Inc. ...........      6,837       220,835
Puget Energy, Inc. ............     11,443       293,856
Vectren Corp. .................      7,607       217,560
                                             -----------
                                               2,079,382
                                             -----------
MULTILINE RETAIL -- 0.9%
Big Lots, Inc. (a).............     10,858       339,638
Dillards, Inc. (Class A).......      6,478       212,025
Saks, Inc. ....................     12,254       255,374
Tuesday Morning Corp. .........      2,967        44,030
                                             -----------
                                                 851,067
                                             -----------
OIL, GAS & CONSUMABLE FUELS -- 5.2%
Alliance Resource Partners LP..      2,000        75,840
Atlas Pipeline Holdings LP.....        339         8,295
Boardwalk Pipeline Partners
  LP...........................      2,114        77,901
BP Prudhoe Bay Royalty Trust...      2,200       146,256
Buckeye Partners LP............      3,720       185,033
Calumet Specialty Products
  Partners LP..................      1,146        55,180
Cimarex Energy Co. ............      8,300       307,266
Crosstex Energy LP.............      1,706        61,433
DCP Midstream Partners LP......      1,074        41,993
Dorchester Minerals LP.........      2,654        58,415
Double Hull Tankers, Inc. .....      2,030        30,003
Enbridge Energy Management LLC
  (a)..........................      1,100        59,411
Evergreen Energy, Inc. (a).....      7,984        52,455
Forest Oil Corp. (a)...........      5,470       182,534
General Maritime Corp. ........      2,600        75,088
Giant Industries, Inc. (a).....      1,530       115,744
Harvest Natural Resources, Inc.
  (a)..........................      3,566        34,733
Holly Energy Partners LP.......        771        35,936
Hugoton Royalty Trust..........      3,949        99,436
Inergy Holdings LP.............        981        44,655
Inergy LP......................      4,166       136,145
Linn Energy LLC................      1,989        67,666
Magellan Midstream Partners
  LP...........................      6,656       311,501
Markwest Energy Partners LP....      2,788        98,974
Massey Energy Co. .............      7,590       182,084
Natural Resource Partners LP...      1,639       110,141
Overseas Shipholding Group,
  Inc. ........................      3,040       190,304
Penn Virginia Resource Partners
  LP...........................      2,585        72,122
Petrohawk Energy Corp. (a).....     16,658       219,386
Regency Energy Partners LP.....      2,400        63,192
Ship Finance International,
  Ltd. ........................      4,889       134,105
Stone Energy Corp. (a).........      2,573        76,392
Sunoco Logistics Partners LP...      1,619        95,910
Swift Energy Co. (a)...........      2,941       122,846
TC Pipelines LP................      1,630        59,462
Teekay LNG Partners LP.........      1,121        41,825
Teekay Shipping Corp. .........      4,277       231,428
TEPPCO Partners LP.............      7,609       337,840
The Houston Exploration Co.
  (a)..........................      2,772       149,549
U.S. Shipping Partners LP......        885        16,744
USEC, Inc. (a).................      8,674       140,952
Valero LP......................      3,667       244,222
Whiting Petroleum Corp. (a)....      3,702       145,896
Williams Partners LP...........      2,035        97,131
                                             -----------
                                               5,093,424
                                             -----------
PAPER & FOREST PRODUCTS -- 0.7%
Bowater, Inc. .................      5,759       137,179
Buckeye Technologies, Inc.
  (a)..........................      3,668        47,611
Deltic Timber Corp. ...........      1,112        53,331
Glatfelter.....................      4,126        61,519
Louisiana-Pacific Corp. .......     10,368       207,982
Neenah Paper, Inc. ............      1,453        57,742
Schweitzer-Mauduit
  International, Inc. .........      1,542        38,319
Wausau-Mosinee Paper Corp. ....      4,737        68,023
                                             -----------
                                                 671,706
                                             -----------
PERSONAL PRODUCTS -- 0.2%
Nu Skin Enterprises, Inc.
  (Class A)....................      5,199        85,887
Playtex Products, Inc. (a).....      5,787        78,530
                                             -----------
                                                 164,417
                                             -----------


SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------

PHARMACEUTICALS -- 0.3%
Alpharma, Inc. (Class A).......      4,199   $   101,112
KV Pharmaceutical Co. (Class A)
  (a)..........................      4,194       103,717
Perrigo Co. ...................      7,689       135,788
                                             -----------
                                                 340,617
                                             -----------
REAL ESTATE INVESTMENT TRUSTS -- 13.0%
Acadia Realty Trust............      2,830        73,778
Alexandria Real Estate
  Equities, Inc. ..............      2,936       294,686
American Campus Communities,
  Inc. ........................      2,300        69,667
American Financial Realty
  Trust........................     12,682       127,835
American Home Mortgage
  Investment Corp. ............      4,524       122,103
Annaly Mortgage Management,
  Inc. ........................     25,502       394,771
Anthracite Capital, Inc. ......      5,749        68,988
Arbor Realty Trust, Inc. ......      1,622        49,374
Ashford Hospitality Trust,
  Inc. ........................      6,427        76,738
Brandywine Realty Trust........      8,918       297,950
BRE Properties, Inc. (Class
  A)...........................      5,013       316,571
Capital Lease Funding, Inc. ...      3,306        35,407
Capital Trust, Inc. (Class A)..      1,687        76,877
CBL & Associates Properties,
  Inc. ........................      6,534       292,985
CBRE Realty Finance, Inc. .....        927        12,264
Cedar Shopping Centers, Inc. ..      4,300        69,660
Colonial Properties Trust......      4,636       211,726
Cousins Properties, Inc. ......      4,096       134,595
Crescent Real Estate Equities
  Co. .........................      9,579       192,155
Crystal River Capital, Inc. ...      2,499        67,073
DCT Industrial Trust, Inc. ....     16,700       197,561
Deerfield Triarc Capital
  Corp. .......................      4,009        60,095
DiamondRock Hospitality Co. ...      8,942       169,898
Douglas Emmett, Inc. ..........      6,624       169,111
EastGroup Properties, Inc. ....      2,326       118,696
Education Realty Trust, Inc. ..      2,685        39,684
Entertainment Properties
  Trust........................      2,692       162,193
Equity Inns, Inc. .............      5,429        88,927
Equity Lifestyle Properties,
  Inc. ........................      2,135       115,311
Equity One, Inc. ..............      3,706        98,209
Essex Property Trust, Inc. ....      2,400       310,752
Extra Space Storage, Inc. .....      6,427       121,727
FelCor Lodging Trust, Inc. ....      6,219       161,508
First Industrial Realty Trust,
  Inc. ........................      4,489       203,352
Franklin Street Properties
  Corp. .......................      6,385       122,464
Friedman, Billings, Ramsey
  Group, Inc. .................     14,995        82,772
Getty Realty Corp. ............      1,969        56,589
Glimcher Realty Trust..........      3,671        99,190
GMH Communities Trust..........      4,042        40,380
Gramercy Capital Corp./New
  York.........................      1,969        60,409
Health Care REIT, Inc. ........      7,228       317,309
Healthcare Realty Trust,
  Inc. ........................      4,720       176,056
Highland Hospitality Corp. ....      5,728       101,958
Highwoods Properties, Inc. ....      5,564       219,722
Home Properties, Inc. .........      3,310       174,801
HRPT Properties Trust..........     20,909       257,181
Impac Mortgage Holdings,
  Inc. ........................      6,891        34,455
Inland Real Estate Corp. ......      6,073       111,379
Innkeepers USA Trust...........      4,481        72,951
Investors Real Estate Trust....      4,825        51,097
JER Investors Trust, Inc. .....      2,514        47,816
Kilroy Realty Corp. ...........      3,297       243,154
Kite Realty Group Trust........      2,900        57,855
KKR Financial Corp. ...........      8,045       220,674
LaSalle Hotel Properties.......      4,007       185,765
Lexington Corporate Properties
  Trust........................      6,470       136,711
Longview Fibre Co. ............      6,583       162,139
LTC Properties, Inc. ..........      2,142        55,499
Luminent Mortgage Capital,
  Inc. ........................      4,644        41,517
Medical Properties Trust,
  Inc. ........................      4,796        70,453
Meruelo Maddux Properties, Inc.
  (a)..........................      3,600        31,500
MFA Mortgage Investments,
  Inc. ........................      7,883        60,699
Mid-America Apartment
  Communities, Inc. ...........      2,418       136,037
Mills Corp. ...................      5,134       129,582
National Health Investors,
  Inc. ........................      2,484        77,849
National Retail Properties,
  Inc. ........................      6,020       145,624
Nationwide Health Properties,
  Inc. ........................      8,436       263,709
Newcastle Investment Corp. ....      4,844       134,324
NorthStar Realty Finance
  Corp. .......................      5,800        88,218
Omega Healthcare Investors,
  Inc. ........................      5,827        99,933
Parkway Properties, Inc. ......      1,565        81,771
Pennsylvania Real Estate
  Investment Trust.............      3,680       163,134
Post Properties, Inc. .........      4,367       199,703
Potlatch Corp..................      3,914       179,183
PS Business Parks, Inc. .......      1,679       118,403
RAIT Investment Trust..........      6,155       171,971
Ramco-Gershenson Properties
  Trust........................      1,616        57,707
Rayonier, Inc. ................      7,681       330,283
Realty Income Corp. ...........     10,004       282,113
Redwood Trust, Inc. ...........      2,497       130,294
Saul Centers, Inc. ............      1,113        63,330
Senior Housing Properties
  Trust........................      8,391       200,545
Sovran Self Storage, Inc. .....      2,047       113,424
Spirit Finance Corp. ..........     10,758       160,294
Strategic Hotels & Resorts,
  Inc. ........................      7,517       171,914
Sun Communities, Inc. .........      1,675        51,959
Sunstone Hotel Investors,
  Inc. ........................      5,796       157,999
Tanger Factory Outlet Centers,
  Inc. ........................      3,077       124,280
Taubman Centers, Inc. .........      5,258       304,911
U-Store-It Trust...............      4,710        94,765
Universal Health Realty Income
  Trust........................      1,114        39,826
Urstadt Biddle Properties
  (Class A)....................      1,887        36,910
Washington Real Estate
  Investment Trust.............      4,484       167,791
                                             -----------
                                              12,772,508
                                             -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT --  0.1%
Tejon Ranch Co. (a)............      1,184        56,003
                                             -----------
ROAD & RAIL -- 2.4%
Amerco, Inc. (a)...............        743        52,003
Arkansas Best Corp. ...........      2,220        78,921
Avis Budget Group, Inc. (a)....      9,974       272,490
Con-way, Inc. .................      4,798       239,132
Dollar Thrifty Automotive Group
  (a)..........................      2,205       112,543
GATX Corp. ....................      4,552       217,586
Kansas City Southern (a).......      7,591       270,088
Laidlaw International, Inc. ...      8,120       280,952
Ryder Systems, Inc. ...........      6,034       297,717
United Rentals, Inc. (a).......      6,859       188,622
Werner Enterprises, Inc. ......      5,410        98,300
YRC Worldwide, Inc. (a)........      5,746       231,104
                                             -----------
                                               2,339,458
                                             -----------


SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------

SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 1.2%
Actel Corp. (a)................      2,601   $    42,968
Axcelis Technologies, Inc.
  (a)..........................      9,934        75,896
Cohu, Inc. ....................      2,064        38,803
Entegris, Inc. (a).............     11,678       124,955
Fairchild Semiconductor
  International, Inc. (a)......     12,115       202,563
Integrated Device Technology,
  Inc. (a).....................     19,896       306,796
Lattice Semiconductor Corp.
  (a)..........................     10,557        61,758
MKS Instruments, Inc. (a)......      3,693        94,245
Photronics, Inc. (a)...........      3,892        60,521
Standard Microsystems Corp.
  (a)..........................      2,231        68,135
TriQuint Semiconductor, Inc.
  (a)..........................     13,604        68,020
Veeco Instruments, Inc. (a)....      2,680        52,260
                                             -----------
                                               1,196,920
                                             -----------
SOFTWARE -- 0.6%
Aspen Technology, Inc. (a).....      2,178        28,314
Compuware Corp. (a)............     32,330       306,811
MSC Software Corp. (a).........      4,000        55,000
Sybase, Inc. (a)...............      9,092       229,846
                                             -----------
                                                 619,971
                                             -----------
SPECIALTY RETAIL -- 2.2%
Asbury Automotive Group,
  Inc. ........................      2,762        78,026
Barnes & Noble, Inc. ..........      5,281       208,335
Blockbuster, Inc. (Class A)
  (a)..........................     17,295       111,380
Borders Group, Inc. ...........      6,147       125,522
Brown Shoe Co., Inc. (a).......      2,863       120,246
Buckle, Inc. ..................      1,474        52,622
CSK Auto Corp. (a).............      4,360        74,992
DEB Shops, Inc. ...............        332         8,991
Group 1 Automotive, Inc. ......      2,128        84,631
Jo-Ann Stores, Inc. (a)........      2,320        63,220
Lithia Motors, Inc. (Class A)..      1,518        41,608
OfficeMax, Inc. ...............      7,488       394,917
Payless ShoeSource, Inc. (a)...      6,564       217,925
Pier 1 Imports, Inc. ..........      7,876        54,423
Sonic Automotive, Inc. (Class
  A)...........................      3,006        85,671
Talbots, Inc. .................      2,257        53,310
The Cato Corp. (Class A).......      3,097        72,439
The Pep Boys -- Manny, Moe &
  Jack.........................      4,171        79,624
United Auto Group, Inc. .......      4,034        81,890
Zale Corp. (a).................      4,733       124,857
                                             -----------
                                               2,134,629
                                             -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
Columbia Sportswear Co. .......      1,300        81,003
Hanesbrands, Inc. (a)..........      9,579       281,527
Kellwood Co. ..................      2,355        69,072
Kenneth Cole Productions, Inc.
  (Class A)....................      1,207        30,984
Movado Group, Inc. ............      1,799        52,980
Oxford Industries, Inc. .......      1,501        74,209
Phillips-Van Heusen Corp. .....      5,495       323,106
Skechers USA, Inc. (a).........      2,673        89,733
Stride Rite Corp. .............      3,381        52,034
UniFirst Corp. ................      1,313        50,380
Wolverine World Wide, Inc. ....      5,580       159,421
Xerium Technologies, Inc. .....      1,966        15,767
                                             -----------
                                               1,280,216
                                             -----------
THRIFTS & MORTGAGE FINANCE -- 2.8%
Accredited Home Lenders Holding
  Co. (a)......................      2,220        20,579
Anchor Bancorp Wisconsin,
  Inc. ........................      2,016        57,154
Bank Mutual Corp. .............      5,961        67,777
BankAtlantic Bancorp, Inc.
  (Class A)....................      4,795        52,553
BankUnited Financial Corp. ....      3,628        76,950
Brookline Bancorp, Inc. .......      6,064        76,831
Capitol Federal Financial......      2,141        80,951
Charter Financial Corp. .......        400        19,200
City Bank......................      1,405        45,115
Clifton Savings Bancorp,
  Inc. ........................      1,364        16,286
Corus Bankshares, Inc. ........      3,350        57,151
Dime Community Bancshares......      3,310        43,791
Downey Financial Corp. ........      2,130       137,470
First Busey Corp. .............      1,531        32,809
First Financial Holdings,
  Inc. ........................      1,197        41,416
First Niagara Financial Group,
  Inc. ........................     10,881       151,355
First Place Financial Corp. ...      1,701        36,487
FirstFed Financial Corp. (a)...      1,629        92,576
Flagstar Bancorp, Inc. ........      3,795        45,350
Flushing Financial Corp. ......      1,861        30,204
Fremont General Corp. .........      6,600        45,738
IndyMac Bancorp, Inc. .........      7,335       235,087
Kearny Financial Corp. ........      2,131        30,644
MAF Bancorp, Inc. .............      3,139       129,766
Northwest Bancorp, Inc. .......      2,058        55,751
OceanFirst Financial Corp. ....        857        14,869
Partners Trust Financial Group,
  Inc. ........................      4,140        47,320
PFF Bancorp, Inc. .............      2,121        64,330
Provident Financial Services,
  Inc. ........................      5,884       102,676
Provident New York Bancorp.....      4,166        58,949
Roma Financial Corp. (a).......        960        14,880
TierOne Corp. .................      1,629        44,048
Triad Guaranty, Inc. (a).......      1,201        49,733
TrustCo Bank Corp. NY..........      7,283        69,771
United Community Financial
  Corp. .......................      2,739        30,266
Washington Federal, Inc. ......      8,687       203,797
Wauwatosa Holdings, Inc. (a)...      1,031        18,022
Webster Financial Corp. .......      5,600       268,856
WSFS Financial Corp. ..........        687        44,298
                                             -----------
                                               2,710,806
                                             -----------
TOBACCO -- 0.3%
M&F Worldwide Corp. (a)........      1,300        61,893
Universal Corp. ...............      2,570       157,669
Vector Group, Ltd. ............      2,953        55,251
                                             -----------
                                                 274,813
                                             -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.4%
Applied Industrial
  Technologies, Inc. ..........      3,953        97,007
BlueLinx Holdings, Inc. .......      1,198        12,579
Kaman Corp. (Class A)..........      2,178        50,769
Lawson Products, Inc. .........        375        14,205
TAL International Group,
  Inc. ........................      1,700        40,800
UAP Holding Corp. .............      3,884       100,401
Watsco, Inc. ..................      2,510       128,186
                                             -----------
                                                 443,947
                                             -----------
TRANSPORTATION INFRASTRUCTURE -- 0.2%
Interpool, Inc. ...............      1,228        29,988
Macquarie Infrastructure Co.
  Trust........................      3,486       137,000
                                             -----------
                                                 166,988
                                             -----------


SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------

WATER UTILITIES -- 0.5%
American States Water Co. .....      1,722   $    63,490
Aqua America, Inc. ............     13,156       295,352
California Water Service
  Group........................      1,923        73,689
SJW Corp. .....................      1,278        51,734
                                             -----------
                                                 484,265
                                             -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
USA Mobility, Inc. ............      2,489        49,606
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $85,907,809)...........               97,885,588
                                             -----------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class
  Prime Fund (Cost $299,151)...    299,151       299,151
                                             -----------
TOTAL INVESTMENTS -- 100.1%
  (Cost $86,206,960)...........               98,184,739
OTHER ASSETS AND
  LIABILITIES -- (0.1)%........                  (88,652)
                                             -----------
NET ASSETS -- 100.0%...........              $98,096,087
                                             ===========




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

SPDR DJ GLOBAL TITANS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------


COMMON STOCKS -- 99.6%
FINLAND -- 1.3%
Nokia Oyj ADR..................     92,266   $ $2,114,737
                                             ------------
FRANCE -- 2.2%
Total SA ADR...................     51,300      3,579,714
                                             ------------
GERMANY -- 1.2%
Siemens AG ADR.................     18,901      2,026,187
                                             ------------
ITALY -- 1.1%
Eni SpA ADR....................     28,132      1,823,797
                                             ------------
JAPAN -- 4.3%
Mitsubishi UFJ Financial Group,
  Inc. ADR.....................    228,549      2,573,462
Toyota Motor Corp. ADR.........     34,168      4,378,971
                                             ------------
                                                6,952,433
                                             ------------
NETHERLANDS -- 1.2%
ING Groep N.V. ADR.............     47,253      2,000,219
                                             ------------
SOUTH KOREA -- 1.0%
Samsung Electronics Co., Ltd.
  GDR*.........................      5,583      1,698,628
                                             ------------
SPAIN -- 1.3%
Telefonica SA ADR..............     32,475      2,156,340
                                             ------------
SWITZERLAND -- 7.3%
Nestle SA......................      9,095      3,525,728
Novartis AG ADR................     56,218      3,071,189
Roche Holding AG...............     15,896      2,799,509
UBS AG.........................     42,923      2,550,914
                                             ------------
                                               11,947,340
                                             ------------
UNITED KINGDOM -- 16.6%
AstraZeneca PLC ADR............     34,798      1,866,913
Barclays PLC ADR...............     36,680      2,088,559
BP PLC ADR.....................     73,008      4,727,268
GlaxoSmithKline PLC ADR........     61,724      3,410,868
HBOS PLC.......................     85,664      1,759,138
HSBC Holdings PLC ADR..........     52,217      4,585,175
Royal Bank of Scotland Group
  PLC..........................     71,771      2,792,838
Royal Dutch Shell PLC ADR......     41,939      2,780,556
Vodafone Group PLC ADR.........    119,056      3,197,844
                                             ------------
                                               27,209,159
                                             ------------
UNITED STATES -- 62.1%
Abbott Laboratories............     34,711      1,936,874
Altria Group, Inc. ............     47,438      4,165,531
American International Group,
  Inc. ........................     51,463      3,459,343
AT&T, Inc. ....................    141,605      5,583,485
Bank of America Corp. .........    101,622      5,184,754
Chevron Corp. .................     49,677      3,674,111
Cisco Systems, Inc. (a)........    137,477      3,509,788
Citigroup, Inc. ...............    112,316      5,766,303
ConocoPhillips.................     34,399      2,351,172
Dell, Inc. (a).................     45,515      1,056,403
Exxon Mobil Corp. .............    128,698      9,710,264
General Electric Co. ..........    232,447      8,219,326
Hewlett-Packard Co. ...........     61,044      2,450,306
Intel Corp. ...................    131,347      2,512,668
International Business Machines
  Corp. .......................     33,977      3,202,672
Johnson & Johnson..............     65,452      3,944,138
JPMorgan Chase & Co. ..........     78,493      3,797,491
Merck & Co., Inc. .............     49,192      2,172,811
Microsoft Corp. ...............    197,758      5,511,515
Morgan Stanley.................     21,848      1,720,748
PepsiCo, Inc. .................     37,448      2,380,195
Pfizer, Inc. ..................    160,198      4,046,601
Procter & Gamble Co. ..........     71,709      4,529,140
The Coca-Cola Co. .............     48,549      2,330,352
Time Warner, Inc. .............     89,565      1,766,222
Verizon Communications, Inc. ..     65,454      2,482,016
Wal-Mart Stores, Inc. .........     58,369      2,740,425
Wyeth..........................     30,057      1,503,752
                                             ------------
                                              101,708,406
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $153,315,801)..........               163,216,960
                                             ------------
SHORT TERM INVESTMENTS -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
AIM Short Term Investment Class
  Prime Fund (Cost $45,093)....     45,093         45,093
                                             ------------
TOTAL INVESTMENTS -- 99.6%
  (Cost $153,360,894)..........               163,262,053
OTHER ASSETS AND
  LIABILITIES -- 0.4%..........                   605,801
                                             ------------
NET ASSETS -- 100.0%...........              $163,867,854
                                             ============




(a) Non-income producing security
(b) Amount represents less that 0.05% of net assets.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
* Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.0% of net assets as of March 31, 2007, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DJ WILSHIRE REIT ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION             SHARES         VALUE
--------------------           ---------   --------------


COMMON STOCKS -- 99.2%
DIVERSIFIED REIT'S -- 8.7%
Colonial Properties Trust....    199,366   $    9,105,045
Crescent Real Estate Equities
  Co. .......................    416,220        8,349,373
Liberty Property Trust.......    390,660       19,032,955
PS Business Parks, Inc. .....     69,967        4,934,073
Vornado Realty Trust.........    616,146       73,530,864
Washington Real Estate
  Investment Trust...........    194,611        7,282,344
                                           --------------
                                              122,234,654
                                           --------------
INDUSTRIAL REIT'S -- 8.6%
AMB Property Corp. ..........    429,232       25,234,549
DCT Industrial Trust, Inc. ..    730,600        8,642,998
EastGroup Properties, Inc. ..    102,686        5,240,067
First Industrial Realty
  Trust, Inc. ...............    192,954        8,740,816
First Potomac Realty Trust...    104,560        2,987,279
ProLogis.....................  1,073,779       69,720,471
                                           --------------
                                              120,566,180
                                           --------------
OFFICE REIT'S -- 17.5%
Alexandria Real Estate
  Equities, Inc. ............    126,279       12,674,623
American Financial Realty
  Trust......................    556,962        5,614,177
BioMed Realty Trust, Inc. ...    284,240        7,475,512
Boston Properties, Inc. .....    506,923       59,512,760
Brandywine Realty Trust......    384,438       12,844,074
Corporate Office Properties
  Trust......................    185,830        8,488,714
Cousins Properties, Inc. ....    179,380        5,894,427
Digital Realty Trust, Inc. ..    235,411        9,392,899
Douglas Emmett, Inc. ........    286,372        7,311,077
Duke Realty Corp. ...........    585,035       25,431,471
Highwoods Properties, Inc. ..    243,321        9,608,746
HRPT Properties Trust........    910,489       11,199,015
Kilroy Realty Corp. .........    140,587       10,368,291
Mack-Cali Realty Corp. ......    293,455       13,977,262
Maguire Properties, Inc. ....    157,072        5,585,480
Parkway Properties, Inc. ....     67,126        3,507,334
SL Green Realty Corp. .......    256,771       35,223,846
                                           --------------
                                              244,109,708
                                           --------------
RESIDENTIAL REIT'S -- 20.0%
American Campus Communities,
  Inc. ......................     99,376        3,010,099
Apartment Investment &
  Management Co. (Class A)...    421,372       24,308,951
Archstone-Smith Trust........    949,245       51,525,018
Associated Estates Realty
  Corp. .....................     64,858          913,849
Avalonbay Communities,
  Inc. ......................    343,989       44,718,570
BRE Properties, Inc. (Class
  A).........................    218,804       13,817,473
Camden Property Trust........    244,549       17,194,240
Education Realty Trust,
  Inc. ......................    114,607        1,693,891
Equity Lifestyle Properties,
  Inc. ......................     94,171        5,086,176
Equity Residential...........  1,263,822       60,954,135
Essex Property Trust, Inc. ..    101,318       13,118,655
GMH Communities Trust........    180,339        1,801,587
Home Properties, Inc. .......    142,927        7,547,975
Mid-America Apartment
  Communities, Inc. .........    106,285        5,979,594
Post Properties, Inc. .......    187,526        8,575,564
Sun Communities, Inc. .......     72,922        2,262,040
Udr, Inc. ...................    582,719       17,842,856
                                           --------------
                                              280,350,673
                                           --------------
RETAIL REIT'S -- 30.1%
Acadia Realty Trust..........    121,840        3,176,369
Alexander's, Inc. (a)........      8,645        3,559,147
CBL & Associates Properties,
  Inc. ......................    283,616       12,717,341
Cedar Shopping Centers,
  Inc. ......................    186,817        3,026,435
Developers Diversified Realty
  Corp. .....................    475,723       29,922,977
Equity One, Inc. ............    162,430        4,304,395
Federal Realty Investment
  Trust......................    239,695       21,721,161
General Growth Properties,
  Inc. ......................    983,255       63,488,775
Glimcher Realty Trust........    159,018        4,296,666
Inland Real Estate Corp. ....    265,243        4,864,557
Kimco Realty Corp. ..........    941,425       45,885,054
Kite Realty Group Trust......    124,025        2,474,299
Macerich Co. ................    310,098       28,640,651
New Plan Excel Realty Trust..    452,162       14,934,911
Pennsylvania Real Estate
  Investment Trust...........    159,006        7,048,736
Ramco-Gershenson Properties
  Trust......................     71,917        2,568,156
Regency Centers Corp. .......    294,564       24,610,822
Saul Centers, Inc. ..........     48,603        2,765,511
Simon Property Group, Inc. ..    958,247      106,604,979
Tanger Factory Outlet
  Centers, Inc. .............    133,298        5,383,906
Taubman Centers, Inc. .......    228,970       13,277,970
Weingarten Realty Investors..    344,521       16,385,419
                                           --------------
                                              421,658,237
                                           --------------
SPECIALIZED REIT'S -- 14.3%
Ashford Hospitality Trust,
  Inc. ......................    280,548        3,349,743
DiamondRock Hospitality
  Co. .......................    388,823        7,387,637
Equity Inns, Inc. ...........    236,151        3,868,153
Extra Space Storage, Inc. ...    278,341        5,271,779
FelCor Lodging Trust, Inc. ..    269,141        6,989,592
Hersha Hospitality Trust.....    136,955        1,613,330
Highland Hospitality Corp. ..    251,524        4,477,127
Hospitality Properties
  Trust......................    407,209       19,057,381
Host Hotels & Resorts, Inc...  2,260,307       59,468,677
Innkeepers USA Trust.........    196,054        3,191,759
LaSalle Hotel Properties.....    173,411        8,039,334
Public Storage, Inc. ........    557,806       52,807,494
Sovran Self Storage, Inc. ...     87,344        4,839,731
Strategic Hotels & Resorts,
  Inc. ......................    327,251        7,484,230
Sunstone Hotel Investors,
  Inc. ......................    250,356        6,824,705
U-Store-It Trust.............    204,595        4,116,452
Winston Hotels, Inc. ........    126,738        1,904,872
                                           --------------
                                              200,691,996
                                           --------------
TOTAL COMMON STOCKS --
  (Cost $1,151,236,386)......               1,389,611,448
                                           --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment
  Class Prime Fund (Cost
  $767,624)..................    767,624          767,624
                                           --------------
TOTAL INVESTMENTS -- 99.3%
  (Cost $1,152,004,010)......               1,390,379,072
OTHER ASSETS AND
  LIABILITIES -- 0.7%...................        9,334,616
                                           --------------
NET ASSETS -- 100.0%....................   $1,399,713,688
                                           ==============




(a) Non-income producing security

KBW BANK ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------


COMMON STOCKS -- 99.9%
ASSET MANAGEMENT & CUSTODY BANKS -- 12.2%
Northern Trust Corp. ..........     81,548   $  4,904,297
State Street Corp. (a).........     90,986      5,891,343
The Bank of New York Co.,
  Inc. ........................    168,823      6,845,773
                                             ------------
                                               17,641,413
                                             ------------
CONSUMER FINANCE -- 3.8%
Capital One Financial Corp. ...     72,777      5,491,752
                                             ------------
DIVERSIFIED BANKS -- 19.8%
Comerica, Inc. ................     62,591      3,700,380
U.S. Bancorp...................    194,164      6,789,915
Wachovia Corp. ................    133,731      7,361,892
Wells Fargo & Co. .............    311,942     10,740,163
                                             ------------
                                               28,592,350
                                             ------------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 24.2%
Bank of America Corp. .........    222,225     11,337,919
Citigroup, Inc. ...............    216,973     11,139,394
JPMorgan Chase & Co. ..........    258,069     12,485,378
                                             ------------
                                               34,962,691
                                             ------------
REGIONAL BANKS -- 36.0%
BB&T Corp. ....................    124,134      5,091,977
Commerce Bancorp, Inc. ........     45,963      1,534,245
Fifth Third Bancorp............    126,327      4,887,592
Huntington Bancshares, Inc. ...     54,977      1,201,247
Keycorp........................    121,392      4,548,558
M&T Bank Corp. ................     37,170      4,305,401
Marshall & Ilsley Corp. .......     52,382      2,425,810
National City Corp. ...........    143,255      5,336,249
PNC Financial Services Group...     91,666      6,597,202
Regions Financial Corp. .......    157,957      5,586,939
SunTrust Banks, Inc. ..........     76,148      6,323,330
Zions Bancorp..................     48,461      4,095,924
                                             ------------
                                               51,934,474
                                             ------------
THRIFTS & MORTGAGE FINANCE -- 3.9%
Washington Mutual, Inc. .......    138,581      5,595,901
                                             ------------
TOTAL COMMON STOCKS  --
  (Cost $145,027,296)..........               144,218,581
                                             ------------

SHORT TERM INVESTMENTS -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
AIM Short Term Investment Class
  Prime Fund (Cost $100).......        100            100
                                             ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $145,027,396)..........               144,218,681
OTHER ASSETS AND
  LIABILITIES -- 0.1%..........                   130,616
                                             ------------
NET ASSETS -- 100.0%...........              $144,349,297
                                             ============




(a) Affiliated issuer. See table below for more information.


                                     SHARES
                                 PURCHASED FOR    SHARES SOLD
                       NUMBER       THE NINE     FOR THE NINE     NUMBER
                     OF SHARES       MONTHS         MONTHS      OF SHARES
SECURITY              HELD AT        ENDED           ENDED       HELD AT
DESCRIPTION           6/30/06       3/31/07         3/31/07      3/31/07
-----------          ---------   -------------   ------------   ---------


State Street
  Corp. ...........    97,857        337,146        344,017       90,986
(Cost $5,851,868)
                                    REALIZED
                       INCOME         LOSS
                       EARNED      ON SHARES
                      FOR THE     SOLD DURING
                        NINE        THE NINE
                       MONTHS        MONTHS
SECURITY               ENDED         ENDED
DESCRIPTION           3/31/07       3/31/07
-----------          ---------   -------------

State Street
  Corp. ...........   $41,020      $(129,379)


(b) Amount shown represents less than 0.05% of net assets.

KBW CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------


COMMON STOCKS -- 100.0%
ASSET MANAGEMENT & CUSTODY BANKS -- 24.3%
Franklin Resources, Inc. ......     50,727   $  6,129,344
Janus Capital Group, Inc. .....    208,929      4,368,705
Legg Mason, Inc. ..............     50,754      4,781,534
SEI Investments Co. ...........     82,790      4,986,442
State Street Corp. (a).........     94,627      6,127,098
T. Rowe Price Group, Inc. .....    137,581      6,492,448
                                             ------------
                                               32,885,571
                                             ------------
INVESTMENT BANKING & BROKERAGE -- 59.0%
A.G. Edwards, Inc. ............     75,362      5,213,543
E*TRADE Financial Corp. (b)....    237,655      5,043,039
Goldman Sachs Group, Inc. .....     53,756     11,107,602
Investment Technology Group,
  Inc. (b).....................     47,989      1,881,169
Jefferies Group, Inc. .........     89,911      2,602,924
Knight Capital Group, Inc.
  (b)..........................    112,372      1,779,973
Lehman Brothers Holdings,
  Inc. ........................    142,331      9,973,133
Merrill Lynch & Co., Inc. .....    130,214     10,634,577
Morgan Stanley.................    144,745     11,400,116
Raymond James Financial,
  Inc. ........................    137,651      4,096,494
TD Ameritrade Holding Corp.
  (b)..........................    286,189      4,258,492
The Bear Stearns Cos., Inc. ...     40,020      6,017,007
The Charles Schwab Corp. ......    330,841      6,051,082
                                             ------------
                                               80,059,151
                                             ------------
SPECIALIZED FINANCE -- 16.7%
Chicago Mercantile Exchange
  Holdings, Inc. ..............     10,674      5,683,478
IntercontinentalExchange, Inc.
  (b)..........................     24,656      3,013,210
International Securities
  Exchange, Inc. ..............     80,878      3,946,846
Nasdaq Stock Market, Inc. (b)..    115,949      3,410,060
NYSE Group, Inc. (b)...........     69,624      6,527,250
                                             ------------
                                               22,580,844
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $144,346,030)..........               135,525,566
                                             ------------

SHORT TERM INVESTMENTS -- 0.0% (c)
MONEY MARKET FUND -- 0.0% (c)
AIM Short Term Investment Class
  Prime Fund (Cost $20,710)....     20,710         20,710
                                             ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $144,366,740)..........               135,546,276
OTHER ASSETS AND
  LIABILITIES -- 0.0% (c)......                    46,640
                                             ------------
NET ASSETS -- 100.0%...........              $135,592,916
                                             ============




(a) Affiliated issuer. See table below for more information.


                                     SHARES
                                 PURCHASED FOR    SHARES SOLD
                       NUMBER       THE NINE     FOR THE NINE     NUMBER
                     OF SHARES       MONTHS         MONTHS      OF SHARES
SECURITY              HELD AT        ENDED           ENDED       HELD AT
DESCRIPTION           6/30/06       3/31/07         3/31/07      3/31/07
-----------          ---------   -------------   ------------   ---------


State Street
  Corp. ...........    36,620        434,785        376,778       94,627
(Cost $6,569,712)
                                    REALIZED
                       INCOME         GAIN
                       EARNED      ON SHARES
                      FOR THE     SOLD DURING
                        NINE        THE NINE
                       MONTHS        MONTHS
SECURITY               ENDED         ENDED
DESCRIPTION           3/31/07       3/31/07
-----------          ---------   -------------

State Street
  Corp. ...........   $32,323       $361,028


(b) Non-income producing security
(c) Amount shown represents less than 0.05% of net assets.

KBW INSURANCE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------   -----------


COMMON STOCKS -- 99.8%
INSURANCE BROKERS -- 8.2%
Aon Corp. ......................  63,537   $ 2,411,865
Marsh & McLennan Cos., Inc. ....  76,905     2,252,547
                                           -----------
                                             4,664,412
                                           -----------
LIFE & HEALTH INSURANCE -- 31.7%
AFLAC, Inc. ....................  49,061     2,308,811
Lincoln National Corp. .........  32,558     2,207,107
MetLife, Inc. ..................  70,103     4,427,004
Principal Financial Group,
  Inc. .........................  43,854     2,625,539
Prudential Financial, Inc. .....  47,941     4,327,155
UnumProvident Corp. ............  87,710     2,019,961
                                           -----------
                                            17,915,577
                                           -----------
MULTI-LINE INSURANCE -- 17.0%
American International Group,
  Inc. .........................  68,408     4,598,386
Genworth Financial, Inc. (Class
  A)............................  50,176     1,753,149
The Hartford Financial Services
  Group, Inc. ..................  33,908     3,240,927
                                           -----------
                                             9,592,462
                                           -----------
PROPERTY & CASUALTY INSURANCE -- 38.6%
ACE, Ltd. ......................  44,954     2,565,075
Axis Capital Holdings, Ltd. ....  25,086       849,412
Chubb Corp. ....................  47,341     2,446,109
Cincinnati Financial Corp. .....  34,125     1,446,900
Fidelity National Title Group,
  Inc. .........................  23,744       570,093
MBIA, Inc. .....................  28,295     1,853,040
SAFECO Corp. ...................  27,037     1,796,068
The Allstate Corp. .............  65,960     3,961,558
The Progressive Corp. ..........  87,268     1,904,188
The St. Paul Travelers Cos.,
  Inc. .........................  54,182     2,805,002
XL Capital, Ltd. (Class A)......  23,563     1,648,468
                                           -----------
                                            21,845,913
                                           -----------


REINSURANCE -- 2.1%
Everest Re Group, Ltd. .........  12,149     1,168,369
                                           -----------
THRIFTS & MORTGAGE FINANCE -- 2.2%
MGIC Investment Corp. ..........  21,547     1,269,549
                                           -----------
TOTAL COMMON STOCKS --
  (Cost $56,089,259)............            56,456,282
                                           -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $53,403).....  53,403        53,403
                                           -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $56,142,662)............            56,509,685
OTHER ASSETS AND
  LIABILITIES -- 0.1%...........                68,117
                                           -----------
NET ASSETS -- 100.0%............           $56,577,802
                                           ===========


MORGAN STANLEY TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------


COMMON STOCKS -- 100.2%
COMMUNICATIONS EQUIPMENT -- 20.3%
Alcatel-Lucent.................    374,504   $  4,426,637
Cisco Systems, Inc. (a)........    190,032      4,851,517
Juniper Networks, Inc. (a).....    264,247      5,200,381
Motorola, Inc. ................    252,694      4,465,103
Nortel Networks Corp. (a)......    226,506      5,447,469
QUALCOMM, Inc. ................    132,313      5,644,473
Telefonaktiebolaget LM Ericsson
  ADR..........................    159,072      5,899,981
                                             ------------
                                               35,935,561
                                             ------------
COMPUTERS & PERIPHERALS -- 17.3%
Apple Computer, Inc. (a).......     59,669      5,543,847
Dell, Inc. (a).................    197,288      4,579,055
EMC Corp. (a)..................    388,805      5,384,949
Hewlett-Packard Co. ...........    131,128      5,263,478
International Business Machines
  Corp. .......................     54,882      5,173,177
Network Appliance, Inc. (a)....    127,639      4,661,376
                                             ------------
                                               30,605,882
                                             ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.3%
Jabil Circuit, Inc. ...........    191,695      4,104,190
                                             ------------
INTERNET & CATALOG RETAIL -- 3.0%
Amazon.com, Inc. (a)...........    130,790      5,204,134
                                             ------------
INTERNET SOFTWARE & SERVICES -- 9.2%
eBay, Inc. (a).................    158,681      5,260,275
Google, Inc. (Class A) (a).....     10,921      5,003,566
Yahoo!, Inc. (a)...............    194,639      6,090,254
                                             ------------
                                               16,354,095
                                             ------------
IT SERVICES -- 12.4%
Accenture, Ltd. (Class A)......    150,342      5,794,181
Automatic Data Processing,
  Inc. ........................    116,103      5,619,385
First Data Corp. ..............    211,853      5,698,846
Infosys Technologies, Ltd. ....     95,581      4,802,945
                                             ------------
                                               21,915,357
                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 16.6%
Applied Materials, Inc. .......    289,143      5,297,100
Broadcom Corp. (Class A) (a)...    155,780      4,995,864
Intel Corp. ...................    249,621      4,775,250
Maxim Integrated Products,
  Inc. ........................    169,472      4,982,477
NVIDIA Corp. (a)...............    139,541      4,015,990
Texas Instruments, Inc. .......    176,383      5,309,128
                                             ------------
                                               29,375,809
                                             ------------
SOFTWARE -- 19.1%
Adobe Systems, Inc. (a)........    129,163      5,386,097
Electronic Arts, Inc. (a)......     97,164      4,893,179
Intuit, Inc. (a)...............    166,039      4,542,827
Microsoft Corp. ...............    173,302      4,829,927
Oracle Corp. (a)...............    296,483      5,375,237
SAP AG ADR.....................    101,292      4,522,688
Symantec Corp. (a).............    247,435      4,280,625
                                             ------------
                                               33,830,580
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $189,075,182)..........               177,325,608
                                             ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $225,316)...    225,316        225,316
                                             ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $189,300,498).....................    177,550,924
OTHER ASSETS AND
  LIABILITIES -- (0.3)%........                  (540,505)
                                             ------------
NET ASSETS -- 100.0%...........              $177,010,419
                                             ============




(a) Non-income producing security
ADR = American Depositary Receipt

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES       VALUE
--------------------               -------   ------------


COMMON STOCKS -- 100.4%
BEVERAGES -- 3.5%
Anheuser-Busch Cos., Inc. .....     79,356   $  4,004,304
The Coca-Cola Co. .............    100,516      4,824,768
                                             ------------
                                                8,829,072
                                             ------------
CHEMICALS -- 5.6%
PPG Industries, Inc. ..........     74,189      5,216,229
Rohm & Haas Co. ...............     75,860      3,923,479
RPM International, Inc. .......    212,208      4,902,005
                                             ------------
                                               14,041,713
                                             ------------
COMMERCIAL BANKS -- 26.4%
Associated Bancorp.............    156,090      5,244,624
BB&T Corp. ....................    153,075      6,279,136
Comerica, Inc. ................    114,764      6,784,848
Compass Bancshares, Inc. ......     57,730      3,971,824
Fifth Third Bancorp............    159,636      6,176,317
First Horizon National Corp. ..    156,846      6,513,814
Keycorp........................    166,052      6,221,968
M&T Bank Corp. ................     27,706      3,209,186
PNC Financial Services Group...          1             63
Regions Financial Corp. .......    184,486      6,525,270
Synovus Financial Corp. .......    121,905      3,942,408
U.S. Bancorp...................    201,029      7,029,984
Wilmington Trust Corp. ........    110,816      4,673,111
                                             ------------
                                               66,572,553
                                             ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.7%
ABM Industries, Inc. ..........    107,219      2,829,509
Avery Dennison Corp............     61,175      3,931,106
                                             ------------
                                                6,760,615
                                             ------------
CONSUMER FINANCE -- 1.4%
SLM Corp. .....................     88,676      3,626,848
                                             ------------
DIVERSIFIED FINANCIAL SERVICES -- 2.9%
Bank of America Corp. .........    140,954      7,191,473
                                             ------------
ELECTRICAL EQUIPMENT -- 1.6%
Emerson Electric Co. ..........     91,332      3,935,496
                                             ------------
FOOD PRODUCTS -- 1.5%
Wm. Wrigley Jr., Co. ..........     76,184      3,880,051
                                             ------------
GAS UTILITIES -- 9.5%
National Fuel Gas Co. .........    110,259      4,769,804
Northwest Natural Gas Co. .....    121,378      5,543,333
Piedmont Natural Gas Co.,
  Inc. ........................    245,329      6,471,779
WGL Holdings, Inc. ............    221,678      7,089,263
                                             ------------
                                               23,874,179
                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
Hillenbrand Industries, Inc. ..     52,793      3,134,320
                                             ------------
HOTELS RESTAURANTS & LEISURE -- 1.5%
McDonald's Corp. ..............     82,738      3,727,347
                                             ------------
HOUSEHOLD DURABLES -- 5.0%
La-Z-Boy, Inc. ................    406,558      5,033,188
Leggett & Platt, Inc. .........    188,892      4,282,182
The Stanley Works..............     60,795      3,365,611
                                             ------------
                                               12,680,981
                                             ------------
HOUSEHOLD PRODUCTS -- 4.5%
Kimberly-Clark Corp. ..........     74,902      5,130,038
Procter & Gamble Co. ..........     49,635      3,134,947
The Clorox Co. ................     49,132      3,129,217
                                             ------------
                                               11,394,202
                                             ------------
INDUSTRIAL CONGLOMERATES -- 3.8%
3M Co. ........................     54,899      4,195,930
General Electric Co. ..........    151,058      5,341,411
                                             ------------
                                                9,537,341
                                             ------------
INSURANCE -- 2.1%
Cincinnati Financial Corp. ....    121,794      5,164,066
                                             ------------
MEDIA -- 1.2%
Gannett Co., Inc. .............     54,770      3,083,003
                                             ------------
MULTI-UTILITIES -- 11.2%
Black Hills Corp. .............    166,431      6,119,668
Consolidated Edison, Inc. .....    158,682      8,102,303
Integrys Energy Group, Inc. ...    122,017      6,773,164
Vectren Corp. .................    256,111      7,324,774
                                             ------------
                                               28,319,909
                                             ------------
PHARMACEUTICALS -- 8.1%
Abbott Laboratories............     70,690      3,944,502
Eli Lilly & Co. ...............     99,997      5,370,839
Johnson & Johnson..............     60,241      3,630,123
Pfizer, Inc. ..................    294,905      7,449,300
                                             ------------
                                               20,394,764
                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.8%
V. F. Corp. ...................     54,939      4,539,060
                                             ------------
TOBACCO -- 3.3%
Altria Group, Inc. ............    100,241      8,274,144
                                             ------------
WATER UTILITIES -- 1.6%
American States Water Co. .....    105,684      3,896,569
                                             ------------
TOTAL COMMON STOCKS --
  (Cost $242,645,050).....................    252,857,706
                                             ------------
SHORT TERM INVESTMENTS -- 0.0% (a)
MONEY MARKET FUND -- 0.0% (a)
AIM Short Term Investment Class
  Prime Fund (Cost $60,665)....     60,665         60,665
                                             ------------
TOTAL INVESTMENTS -- 100.4%
  (Cost $242,705,715).....................    252,918,371
OTHER ASSETS AND
  LIABILITIES -- (0.4)%........                  (914,318)
                                             ------------
NET ASSETS -- 100.0%...........              $252,004,053
                                             ============




(a) Amount shown represents less than 0.05% of net assets.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------


COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 99.9%
Alexion Pharmaceuticals, Inc.
  (a)..........................     55,281   $ 2,390,350
Alkermes, Inc. (a).............    147,444     2,276,535
Amgen, Inc. (a)................     37,453     2,092,874
Amylin Pharmaceuticals, Inc.
  (a)..........................     59,018     2,204,913
Arena Pharmaceuticals, Inc.
  (a)..........................    191,796     2,082,905
Biogen Idec, Inc. (a)..........     50,972     2,262,137
BioMarin Pharmaceuticals, Inc.
  (a)..........................    133,714     2,307,904
Celgene Corp. (a)..............     42,614     2,235,530
Cephalon, Inc. (a).............     33,911     2,414,802
Cubist Pharmaceuticals, Inc.
  (a)..........................    111,504     2,460,893
Digene Corp. (a)...............     55,820     2,367,326
Genentech, Inc. (a)............     27,242     2,237,113
Genzyme Corp. (a)..............     37,451     2,247,809
Gilead Sciences, Inc. (a)......     31,836     2,435,454
Human Genome Sciences, Inc.
  (a)..........................    215,788     2,291,669
ImClone Systems, Inc. (a)......     73,856     3,011,109
InterMune, Inc. (a)............     99,209     2,446,494
Life Cell Corp. (a)............     91,863     2,293,819
Ligand Pharmaceuticals, Inc.
  (Class B) (a)................    220,772     2,225,382
Martek Biosciences Corp. (a)...    109,568     2,259,292
Medarex, Inc. (a)..............    186,878     2,418,201
MedImmune, Inc. (a)............     68,200     2,481,798
Millennium Pharmaceuticals,
  Inc. (a).....................    206,742     2,348,589
Myriad Genetics, Inc. (a)......     68,651     2,365,714
Onyx Pharmaceuticals, Inc.
  (a)..........................     86,168     2,140,413
OSI Pharmaceuticals, Inc. (a)..     69,487     2,293,071
PDL BioPharma, Inc. (a)........    118,505     2,571,559
Regeneron Pharmaceuticals, Inc.
  (a)..........................    120,808     2,611,869
Theravance, Inc. (a)...........     73,983     2,182,499
United Therapeutics Corp. (a)..     40,148     2,159,159
Vertex Pharmaceuticals, Inc.
  (a)..........................     81,885     2,296,055
TOTAL COMMON STOCKS --
  (Cost $70,080,988)...........               72,413,237
                                             -----------

SHORT TERM INVESTMENTS -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
AIM Short Term Investment Class
  Prime Fund (Cost $100).......        100           100
                                             -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $70,081,088)...........               72,413,337
OTHER ASSETS AND
  LIABILITIES -- 0.1%..........                   45,705
                                             -----------
NET ASSETS -- 100.0%...........              $72,459,042
                                             ===========




(a)    Non-income producing security
(b)    Amount shown represents less than 0.05% of net assets.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES        VALUE
--------------------            ---------   ------------


COMMON STOCKS -- 99.9%
HOME FURNISHINGS -- 14.7%
Ethan Allen Interiors, Inc. ..    496,053   $ 17,530,513
Leggett & Platt, Inc. ........    748,149     16,960,538
Mohawk Industries, Inc. (a)...    207,410     17,017,990
                                            ------------
                                              51,509,041
                                            ------------
HOME IMPROVEMENT RETAIL -- 14.8%
Lowe's Cos., Inc. ............    557,336     17,550,511
The Home Depot, Inc. .........    459,642     16,887,247
The Sherwin-Williams Co. .....    262,405     17,329,226
                                            ------------
                                              51,766,984
                                            ------------
HOMEBUILDING -- 70.4%
Beazer Homes USA, Inc. .......    532,580     15,460,797
Centex Corp. .................    397,862     16,622,674
Champion Enterprises, Inc.
  (a).........................  1,818,436     16,002,237
D.R. Horton, Inc. ............    755,045     16,610,990
Hovnanian Enterprises, Inc.
  (a).........................    648,100     16,306,196
KB HOME.......................    379,929     16,211,570
Lennar Corp. (Class A)........    381,613     16,107,885
M.D.C. Holdings, Inc. ........    348,126     16,734,417
Meritage Homes Corp. (a)......    533,007     17,120,185
NVR, Inc. (a).................     25,154     16,727,410
Pulte Homes, Inc. ............    655,197     17,336,513
Ryland Group, Inc. ...........    385,082     16,246,610
Standard Pacific Corp. .......    752,825     15,711,458
Toll Brothers, Inc. (a).......    607,038     16,620,700
WCI Communities, Inc. (a).....    786,816     16,790,653
                                            ------------
                                             246,610,295
                                            ------------
TOTAL COMMON STOCKS --
  (Cost $384,819,216).........               349,886,320
                                            ------------

SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment
  Class Prime Fund
  (Cost $165,739).............    165,739        165,739
                                            ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $384,984,955).........               350,052,059
OTHER ASSETS AND
  LIABILITIES -- 0.0%(b)......                    42,437
                                            ------------
NET ASSETS -- 100.0%..........              $350,094,496
                                            ============




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------


COMMON STOCKS -- 99.8%
ALUMINUM -- 3.7%
Alcoa, Inc. ...................     70,895   $ 2,403,340
                                             -----------
COAL & CONSUMABLE FUELS -- 22.7%
Arch Coal, Inc. ...............     79,802     2,449,123
CONSOL Energy, Inc. ...........     65,801     2,574,793
Foundation Coal Holdings,
  Inc. ........................     70,435     2,418,738
Massey Energy Co. .............    101,274     2,429,563
Peabody Energy Corp. ..........     62,519     2,515,765
USEC, Inc. (a).................    158,890     2,581,963
                                             -----------
                                              14,969,945
                                             -----------
DIVERSIFIED METALS & MINING -- 11.6%
Freeport-McMoRan Copper & Gold,
  Inc. ........................     39,045     2,584,388
RTI International Metals, Inc.
  (a)..........................     27,904     2,539,543
Titanium Metals Corp. (a)......     70,937     2,545,220
                                             -----------
                                               7,669,151
                                             -----------
GOLD -- 3.5%
Newmont Mining Corp. ..........     55,323     2,323,013
                                             -----------
PRECIOUS METALS & MINERALS -- 11.4%
Coeur d' Alene Mines Corp.
  (a)..........................    576,066     2,367,631
Hecla Mining Co. (a)...........    293,445     2,658,612
Stillwater Mining Co. (a)......    195,430     2,480,007
                                             -----------
                                               7,506,250
                                             -----------
STEEL -- 46.9%
AK Steel Holding Corp. (a).....    107,397     2,512,016
Allegheny Technologies, Inc. ..     23,172     2,472,221
Carpenter Technology Corp. ....     20,613     2,489,226
Chaparral Steel Co. (a) .......     45,006     2,617,999
Cleveland-Cliffs, Inc. ........     40,923     2,619,481
Commercial Metals Co. .........     85,159     2,669,735
Nucor Corp. ...................     38,503     2,507,700
Quanex Corp. ..................     58,494     2,477,221
Reliance Steel & Aluminum
  Co. .........................     54,515     2,638,526
Steel Dynamics, Inc. ..........     60,932     2,632,262
United States Steel Corp. .....     26,588     2,636,732
Worthington Industries, Inc. ..    127,516     2,624,279
                                             -----------
                                              30,897,398
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $66,870,762)...........               65,769,097
                                             -----------

SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $38,673)....     38,673   $    38,673
                                             -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $66,909,435)...........               65,807,770
OTHER ASSETS AND
  LIABILITIES -- 0.1%..........                   47,196
                                             -----------
NET ASSETS -- 100.0%...........              $65,854,966
                                             ===========




(a) Non-income producing security

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES      VALUE
--------------------             -------   -----------


COMMON STOCKS -- 99.9%
OIL & GAS DRILLING -- 39.4%
Diamond Offshore Drilling,
  Inc. ........................   32,199   $ 2,606,509
ENSCO International, Inc. .....   47,850     2,603,040
GlobalSantaFe Corp. ...........   41,478     2,558,363
Helmerich & Payne, Inc. .......   86,422     2,622,043
Nabors Industries, Ltd. (a)....   83,707     2,483,587
Noble Corp. ...................   33,013     2,597,463
Patterson-UTI Energy, Inc. ....  113,889     2,555,669
Pride International, Inc. (a)..   86,697     2,609,580
Rowan Cos., Inc. ..............   80,095     2,600,685
Transocean, Inc. (a)...........   32,130     2,625,021
Unit Corp. (a).................   51,750     2,618,032
                                           -----------
                                            28,479,992
                                           -----------
OIL & GAS EQUIPMENT & SERVICES -- 60.5%
Baker Hughes, Inc. ............   39,064     2,583,302
BJ Services Co. ...............   90,808     2,533,543
Cameron International Corp.
  (a)..........................   41,874     2,629,269
FMC Technologies, Inc. (a).....   36,817     2,568,354
Grant Prideco, Inc. (a)........   53,894     2,686,077
Halliburton Co. ...............   76,461     2,426,872
Hanover Compressor Co. (a).....  113,311     2,521,170
Hydril (a).....................   25,506     2,454,697
National-Oilwell Varco, Inc.
  (a)..........................   33,617     2,615,066
Oceaneering International, Inc.
  (a)..........................   63,180     2,661,142
Schlumberger, Ltd. ............   38,010     2,626,491
SEACOR Holdings, Inc. (a)......   26,133     2,571,487
Smith International, Inc. .....   55,575     2,670,379
Superior Energy Services, Inc.
  (a)..........................   73,030     2,517,344
Tidewater, Inc. ...............   45,691     2,676,579
Universal Compression Holdings,
  Inc. (a).....................   37,254     2,521,351
Weatherford International, Ltd.
  (a)..........................   55,351     2,496,330
                                           -----------
                                            43,759,453
                                           -----------
TOTAL COMMON STOCKS --
  (Cost $68,376,720)...........             72,239,445
                                           -----------


SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $76,386)....   76,386        76,386
                                           -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $68,453,106)...........             72,315,831
OTHER ASSETS AND
  LIABILITIES -- 0.0% (b)......                  5,626
                                           -----------
NET ASSETS -- 100.0%...........            $72,321,457
                                           ===========




(a)  Non-income producing security
(b)  Amount shown represents less than 0.05% of net assets.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------


COMMON STOCKS -- 99.9%
INTEGRATED OIL & GAS -- 10.3%
Chevron Corp. .................     21,494   $ 1,589,696
ConocoPhillips.................     22,394     1,530,630
Exxon Mobil Corp. .............     20,952     1,580,829
Occidental Petroleum Corp. ....     31,986     1,577,230
                                             -----------
                                               6,278,385
                                             -----------
OIL & GAS EXPLORATION & PRODUCTION -- 77.0%
Anadarko Petroleum Corp. ......     37,085     1,593,913
Apache Corp. ..................     21,736     1,536,735
Cabot Oil & Gas Corp. .........     21,978     1,479,559
Cheniere Energy, Inc. (a)......     50,545     1,574,477
Chesapeake Energy Corp. .......     49,466     1,527,510
Cimarex Energy Co. ............     42,360     1,568,167
Comstock Resources, Inc. (a)...     57,858     1,584,152
Denbury Resources, Inc. (a)....     53,441     1,592,007
Devon Energy Corp. ............     22,724     1,572,955
Encore Aquisition Co. (a)......     65,293     1,579,438
EOG Resources, Inc. ...........     22,293     1,590,383
EXCO Resources, Inc. (a).......     92,896     1,540,216
Forest Oil Corp. (a)...........     46,945     1,566,555
Helix Energy Solutions Group,
  Inc. (a).....................     43,199     1,610,891
Mariner Energy, Inc. (a).......     86,309     1,651,091
Newfield Exploration Co. (a)...     36,634     1,528,004
Noble Energy, Inc. ............     25,839     1,541,296
Penn Virginia Corp. ...........     21,705     1,593,147
Petrohawk Energy Corp. (a).....    120,514     1,587,169
Pioneer Natural Resources
  Co. .........................     38,223     1,647,794
Plains Exploration & Production
  Co. (a)......................     33,576     1,515,621
Pogo Producing Co. ............     31,112     1,496,487
Quicksilver Resources, Inc.
  (a)..........................     39,393     1,566,659
Range Resources Corp. .........     48,325     1,614,055
Southwestern Energy Co. (a)....     38,644     1,583,631
St. Mary Land & Exploration
  Co. .........................     42,389     1,554,828
The Houston Exploration Co.
  (a)..........................     28,177     1,520,149
Ultra Petroleum Corp. (a)......     30,192     1,604,101
Whiting Petroleum Corp. (a)....     38,792     1,528,793
XTO Energy, Inc. ..............     28,948     1,586,640
                                             -----------
                                              47,036,423
                                             -----------

OIL & GAS REFINING & MARKETING -- 12.6%
Frontier Oil Corp. ............     46,676   $ 1,523,505
Holly Corp. ...................     25,681     1,522,883
Sunoco, Inc. ..................     22,206     1,564,190
Tesoro Corp. ..................     15,109     1,517,397
Valero Energy Corp. ...........     24,383     1,572,460
                                             -----------
                                               7,700,435
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $60,677,155)...........               61,015,243
                                             -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $39,870)....     39,870        39,870
                                             -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $60,717,025)...........               61,055,113
OTHER ASSETS AND
  LIABILITIES -- 0.0%(b).......                    7,905
                                             -----------
NET ASSETS -- 100.0%...........              $61,063,018
                                             ===========




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION              SHARES      VALUE
--------------------              ------   ----------


COMMON STOCKS -- 99.7%
PHARMACEUTICALS -- 99.7%
Abbott Laboratories.............   7,530   $  420,174
Allergan, Inc. .................   3,597      398,620
Barr Pharmaceuticals, Inc.(a)...   8,244      382,109
Bristol-Myers Squibb Co. .......  14,847      412,153
Eli Lilly & Co. ................   7,631      409,861
Endo Pharmaceuticals Holdings,
  Inc.(a).......................  14,031      412,511
Forest Laboratories, Inc.(a)....   7,877      405,193
Johnson & Johnson...............   6,581      396,571
King Pharmaceuticals, Inc.(a)...  21,114      415,312
Medicis Pharmaceutical Corp.
  (Class A).....................  12,686      390,982
Merck & Co., Inc. ..............   9,241      408,175
MGI Pharma, Inc.(a).............  19,358      434,974
Mylan Laboratories, Inc. .......  20,505      433,476
Perrigo Co. ....................  24,475      432,228
Pfizer, Inc. ...................  15,934      402,493
Schering-Plough Corp. ..........  16,954      432,497
Sepracor, Inc.(a)...............   8,320      387,962
The Medicines Co.(a)............  16,373      410,635
Valeant Pharmaceuticals
  International.................  22,703      392,535
Watson Pharmaceuticals,
  Inc.(a).......................  15,604      412,414
Wyeth...........................   8,248      412,647
                                           ----------
TOTAL COMMON STOCKS --
  (Cost $8,917,128).............            8,603,522
                                           ----------


SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class
  Prime Fund (Cost $24,207).....  24,207   $   24,207
                                           ----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $8,941,335).............            8,627,729
OTHER ASSETS AND
  LIABILITIES -- 0.0%(b)........                2,550
                                           ----------
NET ASSETS -- 100.0%............           $8,630,279
                                           ==========




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                 SHARES      VALUE
--------------------                 ------   ----------


COMMON STOCKS -- 100.0%
APPAREL RETAIL -- 36.5%
Abercrombie & Fitch Co. .........       855   $   64,706
Aeropostale, Inc. (a)............     1,626       65,414
American Eagle Outfitters,
  Inc. ..........................     2,106       63,159
AnnTaylor Stores Corp. (a).......     1,631       63,250
Charming Shoppes, Inc. (a).......     5,259       68,104
Chico's FAS, Inc. (a)............     2,845       69,503
Christopher & Banks Corp. .......     3,527       68,671
Dress Barn, Inc. (a).............     3,165       65,864
Foot Locker, Inc. ...............     2,850       67,117
Genesco, Inc. (a)................     1,590       66,033
Guess ?, Inc. ...................     1,594       64,541
Gymboree Corp. (a)...............     1,631       65,354
J. Crew Group, Inc. (a)..........     1,636       65,718
Limited Brands...................     2,450       63,847
Mens Wearhouse, Inc. ............     1,339       63,000
Pacific Sunwear of California,
  Inc. (a).......................     3,202       66,698
Payless ShoeSource, Inc. (a).....     1,899       63,047
Ross Stores, Inc. ...............     1,991       68,490
Stage Stores, Inc. ..............     2,842       66,247
The Children's Place Retail
  Stores, Inc. (a)...............     1,150       64,124
The Gap, Inc. ...................     3,597       61,904
The TJX Cos., Inc. ..............     2,412       65,028
Tween Brands, Inc. (a)...........     1,748       62,439
Urban Outfitters, Inc. (a).......     2,618       69,403
                                              ----------
                                               1,571,661
                                              ----------
CATALOG RETAIL -- 9.1%
Blair Corp.......................     1,522       63,909
Coldwater Creek, Inc. (a)........     3,577       72,542
Gaiam, Inc. (a)..................     4,667       73,459
PC Mall, Inc. (a)................     5,889       58,713
Systemax, Inc. (a)...............     2,914       54,579
ValueVision Media, Inc. (Class A)
  (a)............................     5,395       66,682
                                              ----------
                                                 389,884
                                              ----------
COMPUTER & ELECTRONICS RETAIL -- 6.3%
Best Buy Co., Inc. ..............     1,316       64,115
Circuit City Stores, Inc. .......     3,571       66,171
GameStop Corp. (Class A) (a).....     2,356       76,735
RadioShack Corp. ................     2,418       65,358
                                              ----------
                                                 272,379
                                              ----------
DEPARTMENT STORES -- 7.6%
Federated Department Stores,
  Inc. ..........................     1,419       63,926
J. C. Penney Co., Inc. ..........       792       65,071
Kohl's Corp. (a).................       874       66,957
Nordstrom, Inc. .................     1,236       65,434
Sears Holdings Corp. (a).........       363       65,398
                                              ----------
                                                 326,786
                                              ----------
DRUG RETAIL -- 3.0%
CVS Corp. .......................     1,911       65,242
Walgreen Co. ....................     1,361       62,456
                                              ----------
                                                 127,698
                                              ----------
FOOD RETAIL -- 7.6%
Casey's General Stores, Inc. ....     2,615       65,401
Safeway, Inc. ...................     1,824       66,831
SUPERVALU, Inc. .................     1,674       65,403
The Kroger Co. ..................     2,366       66,840
Whole Foods Market, Inc. ........     1,424       63,866
                                              ----------
                                                 328,341
                                              ----------
FOOTWEAR -- 1.3%
Brown Shoe Co., Inc..............     1,384       58,128
                                              ----------
GENERAL MERCHANDISE STORES -- 6.0%
Dollar General Corp. ............     2,983       63,090
Dollar Tree Stores, Inc. (a).....     1,769       67,647
Family Dollar Stores, Inc. ......     2,175       64,424
Target Corp. ....................     1,054       62,460
                                              ----------
                                                 257,621
                                              ----------
HYPERMARKETS & SUPER CENTERS -- 3.0%
Costco Wholesale Corp. ..........     1,188       63,962
Wal-Mart Stores, Inc. ...........     1,362       63,946
                                              ----------
                                                 127,908
                                              ----------
SPECIALTY STORES -- 19.6%
Barnes & Noble, Inc. ............     1,698       66,986
Blockbuster, Inc. (Class A) (a)..     8,841       56,936
Borders Group, Inc. .............     3,062       62,526
Claire's Stores, Inc. ...........     2,054       65,974
Dick's Sporting Goods, Inc. (a)..     1,145       66,708
Guitar Center, Inc. (a)..........     1,412       63,709
Office Depot, Inc. (a)...........     1,814       63,744
OfficeMax, Inc. .................     1,279       67,454
PETsMART, Inc. ..................     2,056       67,766
Staples, Inc. ...................     2,470       63,825
Tiffany & Co. ...................     1,474       67,038
Tractor Supply Co. (a)...........     1,241       63,912
Zale Corp.(a)....................     2,497       65,871
                                              ----------
                                                 842,449
                                              ----------
TOTAL COMMON STOCKS --
  (Cost $4,453,405)..............              4,302,855
                                              ----------
SHORT TERM INVESTMENTS -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
AIM Short Term Investment Class
  Prime Fund (Cost $100).........       100          100
                                              ----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $4,453,505)..............              4,302,955
OTHER ASSETS AND
  LIABILITIES -- 0.1%............                  3,082
                                              ----------
NET ASSETS -- 100.0%.............             $4,306,037
                                              ==========




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES        VALUE
--------------------              ---------   ------------


COMMON STOCKS -- 100.2%
SEMICONDUCTORS -- 100.2%
Advanced Micro Devices, Inc.
  (a).........................      377,568   $  4,931,038
Agere Systems, Inc. (a).......       23,233        525,530
Altera Corp. (a)..............      254,055      5,078,559
Analog Devices, Inc. .........      149,708      5,163,429
Atmel Corp. (a)...............    1,066,512      5,364,555
Broadcom Corp. (Class A) (a)..      154,993      4,970,626
Cypress Semiconductor Corp.
  (a).........................      281,945      5,230,080
Fairchild Semiconductor
  International, Inc. (a).....      307,243      5,137,103
Integrated Device Technology,
  Inc. (a)....................      328,522      5,065,809
Intel Corp. ..................      276,190      5,283,515
International Rectifier Corp.
  (a).........................      131,779      5,035,276
Intersil Corp. (Class A)......      207,584      5,498,900
Linear Technology Corp. ......      157,343      4,970,465
LSI Logic Corp. (a)...........      524,225      5,472,909
Maxim Integrated Products,
  Inc. .......................      165,876      4,876,754
Microchip Technology, Inc. ...      145,199      5,158,920
Micron Technology, Inc. (a)...      462,425      5,586,094
National Semiconductor
  Corp. ......................      212,722      5,135,109
NVIDIA Corp. (a)..............      186,542      5,368,679
Rambus, Inc.(a)...............      263,595      5,601,394
RF Micro Devices, Inc. (a)....      705,307      4,394,063
Silicon Laboratories, Inc.
  (a).........................      176,429      5,278,756
Texas Instruments, Inc. ......      169,104      5,090,030
Xilinx, Inc. .................      207,045      5,327,268
TOTAL COMMON STOCKS --
  (Cost $126,154,788).........                 119,544,861
                                              ------------

SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment
  Class Prime Fund (Cost
  $82,511)....................       82,511         82,511
                                              ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $126,237,299).........                 119,627,372
OTHER ASSETS AND
  LIABILITIES -- (0.3)%.......                    (369,242)
                                              ------------
NET ASSETS -- 100.0%..........                $119,258,130
                                              ============




(a) Non-income producing security

KBW REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------


COMMON STOCKS -- 99.9%
REGIONAL BANKS -- 87.9%
Associated Bancorp.............     42,972   $ 1,443,859
BancorpSouth, Inc. ............     59,565     1,456,364
Bank of Hawaii Corp. ..........     27,833     1,475,984
Boston Private Financial
  Holdings, Inc. ..............     47,355     1,322,152
Cathay General Bancorp.........     41,987     1,426,718
Central Pacific Financial
  Corp. .......................     40,043     1,464,373
Chittenden Corp. ..............     52,253     1,577,518
Citizens Banking Corp. ........     53,706     1,190,125
City National Corp. ...........     20,004     1,472,294
Colonial BancGroup, Inc. ......     62,987     1,558,928
Commerce Bancshares, Inc. .....     32,224     1,556,741
Cullen/Frost Bankers, Inc. ....     24,912     1,303,645
CVB Financial Corp. ...........    107,406     1,278,131
East West Bancorp, Inc. .......     40,043     1,472,381
F N B Corp. ...................     74,203     1,250,321
First Commonwealth Financial
  Corp. .......................    113,260     1,330,805
First Community Bancorp,
  Inc. ........................     26,848     1,517,986
First Horizon National Corp. ..     33,199     1,378,755
First Midwest Bancorp, Inc. ...     41,004     1,506,897
FirstMerit Corp. ..............     54,689     1,154,485
Fulton Financial Corp. ........     80,554     1,170,450
Greater Bay Bancorp............     54,188     1,457,115
Old National Bancorp...........     66,891     1,216,078
Pacific Capital Bancorp........     46,862     1,505,207
Prosperity Bancshares, Inc. ...     39,550     1,373,967
Provident Bankshares Corp. ....     42,972     1,412,060
Signature Bank (a).............     44,426     1,445,622
South Financial Group, Inc. ...     50,284     1,243,021
Sterling Bancshares, Inc. .....    105,466     1,179,110
Sterling Financial
  Corp. -- Washington..........     42,972     1,340,297
Susquehanna Bancshares, Inc. ..     57,610     1,335,976
SVB Financial Group (a)........     29,777     1,446,864
Synovus Financial Corp. .......     50,766     1,641,773
TCF Financial Corp. ...........     54,689     1,441,602
Trustmark Corp. ...............     49,324     1,383,045
UCBH Holdings, Inc. ...........     79,100     1,472,842
Umpqua Holdings Corp. .........     54,188     1,450,613
UnionBanCal Corp. .............     21,486     1,362,642
United Bankshares, Inc. .......     41,004     1,436,370
Valley National Bancorp........     60,539     1,528,610
Westamerica Bancorp............     27,341     1,317,016
Whitney Holding Corp. .........     44,426     1,358,547
Wilmington Trust Corp. ........     32,224     1,358,886
Wintrust Financial Corp. ......     27,341     1,219,682
                                             -----------
                                              61,235,857
                                             -----------
THRIFTS & MORTGAGE FINANCE -- 12.0%
Brookline Bancorp, Inc. .......     91,310     1,156,898
Corus Bankshares, Inc. ........     68,845     1,174,496
Hudson City Bancorp, Inc. .....    103,019     1,409,300
People's Bank..................     35,153     1,560,793
Sovereign Bancorp, Inc. .......     60,539     1,540,112
Webster Financial Corp. .......     31,255     1,500,552
                                             -----------
                                               8,342,151
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $71,110,997)...........               69,578,008
                                             -----------
SHORT TERM INVESTMENTS -- 0. 0% (b)
MONEY MARKET FUND -- 0 .0% (b)
AIM Short Term Investment Class
  Prime Fund (Cost $100).......        100           100
Federated Prime Obligations
  Fund
  (Cost $100)..................        100           100
                                             -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $200)..................                      200
                                             -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $71,111,197)...........               69,578,208
OTHER ASSETS AND
  LIABILITIES -- 0.1%..........                   63,820
                                             -----------
NET ASSETS -- 100.0%...........              $69,642,028
                                             ===========




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

NOTES:

SECURITY VALUATION
Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Securities traded on the NASDAQ are valued at the NASDAQ official close price. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Investments in open-end investment companies are valued at their net asset value each business day. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION
The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2007, were as follows:




                                                                            GROSS             GROSS        NET UNREALIZED
                                                    IDENTIFIED           UNREALIZED        UNREALIZED       APPRECIATION
                                                       COST             APPRECIATION      DEPRECIATION     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
SPDR DJ Wilshire Total Market ETF                 $  101,983,969        $ 26,699,851      $ 5,539,033     $  21,160,818
SPDR DJ Wilshire Large Cap ETF                         9,272,430             715,840          211,703           504,137
SPDR DJ Wilshire Large Cap Growth ETF                215,784,143          24,647,287        5,353,199        19,294,088
SPDR DJ Wilshire Large Cap Value ETF                 118,575,408          17,061,453        2,258,434        14,803,019
SPDR DJ Wilshire Mid Cap ETF                          21,469,328           2,594,974          414,075         2,180,899
SPDR DJ Wilshire Mid Cap Growth ETF                   19,964,139           2,956,198          632,727         2,323,471
SPDR DJ Wilshire Mid Cap Value ETF                    11,359,832           1,104,654          173,684           930,970
SPDR DJ Wilshire Small Cap ETF                         9,602,622             620,025          721,042          (101,017)
SPDR DJ Wilshire Small Cap Growth ETF                 75,468,513          11,600,859        4,562,862         7,037,997
SPDR DJ Wilshire Small Cap Value ETF                  86,206,960          15,034,531        3,056,752        11,977,779
SPDR DJ Global Titans ETF                            153,360,894          12,863,114        2,961,955         9,901,159
DJ Wilshire REIT ETF                               1,152,004,010         241,370,993        2,995,931       238,375,062
KBW Bank ETF                                         145,027,396             235,971        1,044,686          (808,715)
KBW Capital Markets ETF                              144,366,740             360,737        9,181,201        (8,820,464)
KBW Insurance ETF                                     56,142,662           1,015,180          648,157           367,023
Morgan Stanley Technology ETF                        189,300,498           5,535,524       17,285,098       (11,749,574)
SPDR S&P Dividend ETF                                242,705,715          12,738,449        2,525,793        10,212,656
SPDR S&P Biotech ETF                                  70,081,088           5,300,709        2,968,460         2,332,249
SPDR S&P Homebuilders ETF                            384,984,955                   -       34,932,896       (34,932,896)
SPDR S&P Metals & Mining ETF                          66,909,435             793,526        1,895,191        (1,101,665)
SPDR S&P Oil & Gas Equipment & Services ETF           68,453,106           4,445,324          582,599         3,862,725
SPDR S&P Oil & Gas Exploration & Production ETF       60,717,025             683,754          345,666           338,088
SPDR S&P Pharmaceuticals ETF                           8,941,335             242,535          556,141          (313,606)
SPDR S&P Retail ETF                                    4,453,505              39,492          190,042          (150,550)
SPDR S&P Semiconductor ETF                           126,237,299           1,264,267        7,874,194        (6,609,927)
KBW Regional Banking ETF                              71,111,197                 295        1,533,284        (1,532,989)


Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.spdretfs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2.                        CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( the "Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

streetTRACKS Series Trust

By:      /s/ JAMES E. ROSS
         -----------------
         James E. Ross
         President

By:      /s/ GARY L. FRENCH
         ------------------
         Gary L. French
         Treasurer

Date:    May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ JAMES E. ROSS
         -----------------
         James E. Ross
         President

By:      /s/ GARY L. FRENCH
         ------------------
         Gary L. French
         Treasurer

Date:    May 21, 2007